                                                      Registration No. 333-31725
================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                         POST-EFFECTIVE AMENDMENT NO. 10


                                   TO FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                     -------------------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                              (EXACT NAME OF TRUST)

                     -------------------------------------

                        NATIONWIDE LIFE INSURANCE COMPANY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
              (EXACT NAME AND ADDRESS OF DEPOSITOR AND REGISTRANT)

                               PATRICIA R. HATLER
                                    SECRETARY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                     -------------------------------------



This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus and Part II.


It is proposed that this filing will become effective (check appropriate box):

[  ]     immediately upon filing pursuant to paragraph (b) of Rule 485


[ X ]    on May 1, 2001 pursuant to paragraph (b) of Rule 485


[   ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485

[   ]    on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[   ]    This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities being registered: Flexible Premium Variable Universal Life Insurance Policies


Approximate date of proposed offering: Continuously on and after May 1, 2001.


[ ] Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.

================================================================================

                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 ITEM                               CAPTION IN PROSPECTUS
 1........................................Nationwide Life Insurance Company
                                          The Variable Account
 2........................................Nationwide Life Insurance Company
 3........................................Custodian of Assets
 4........................................Distribution of the Policies
 5........................................The Variable Account
 6........................................Not Applicable
 7........................................Not Applicable
 8........................................Not Applicable
 9........................................Legal Proceedings
10........................................Information About the Policies; How the Cash Value Varies; Right to Exchange for a
                                          Fixed Benefit Policy; Reinstatement; Other Policy Provisions
11........................................Investments of the Variable Account
12........................................The Variable Account
13........................................Policy Charges
                                          Reinstatement
14........................................Underwriting and Issuance - Premium Payments, Minimum Requirements for Issuance of
                                          a Policy
15........................................Investments of the Variable Account; Premium Payments
16........................................Underwriting and Issuance - Allocation of Cash Value
17........................................Surrendering the Policy for Cash
18........................................Reinvestment
19........................................Not Applicable
20........................................Not Applicable
21........................................Policy Loans
22........................................Not Applicable
23........................................Not Applicable
24........................................Not Applicable
25........................................Nationwide Life Insurance Company
26........................................Not Applicable
27........................................Nationwide Life Insurance Company
28........................................Company Management
29........................................Company Management
30........................................Not Applicable
31........................................Not Applicable
32........................................Not Applicable
33........................................Not Applicable
34........................................Not Applicable
35........................................Nationwide Life Insurance Company
36........................................Not Applicable
37........................................Not Applicable

N-8B-2 ITEM                                CAPTION IN PROSPECTUS
38.........................................Distribution of the Policies
39.........................................Distribution of the Policies
40.........................................Not Applicable
41(a)......................................Distribution of the Policies
42.........................................Not Applicable
43.........................................Not Applicable
44.........................................How the Cash Value Varies
45.........................................Not Applicable
46.........................................How the Cash Value Varies
47.........................................Not Applicable
48.........................................Custodian of Assets
49.........................................Not Applicable
50.........................................Not Applicable
51.........................................Summary of the Policies;
                                           Information About the Policies
52.........................................Substitution of Securities
53.........................................Taxation of the Company
54.........................................Not Applicable
55.........................................Not Applicable
56.........................................Not Applicable
57.........................................Not Applicable
58.........................................Not Applicable
59.........................................Financial Statements

                        NATIONWIDE LIFE INSURANCE COMPANY

           Flexible Premium Variable Universal Life Insurance Policies

     Issued by Nationwide Life Insurance Company through its Nationwide VLI
                               Separate Account-4

                   The date of this prospectus is May 1, 2001

This prospectus contains basic information you should know about the policies before investing. Please read it and keep it for future reference.

The following underlying mutual funds are available under the policies:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURYSM FAMILY OF INVESTMENTS
  - American Century VP Income & Growth
  - American Century VP International
  - American Century VP Value

DREYFUS


  - Dreyfus Investment Portfolios - European Equity Portfolio - Initial  Shares
  - The Dreyfus Socially Responsible Growth Fund, Inc. - Initial  Shares
  - Dreyfus Stock Index Fund, Inc. - Initial  Shares
  - Dreyfus Variable Investment Fund -Appreciation Portfolio - Initial
      Shares (formerly, Capital Appreciation Portfolio)



FEDERATED INSURANCE SERIES
  - Federated Quality Bond Fund II

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  - VIP Equity-Income Portfolio: Service Class
  - VIP Growth Portfolio: Service Class
  - VIP High Income Portfolio: Service Class*
  - VIP Overseas Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
  - VIP II Contrafund(R) Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCT FUND III
  - VIP III Growth Opportunities Portfolio: Service Class

JANUS ASPEN SERIES
  - Capital Appreciation Portfolio: Service Shares
  - Global Technology Portfolio: Service Shares
  - International Growth Portfolio: Service Shares

MORGAN STANLEY
    THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
  - Emerging Markets Debt Portfolio
  - Mid Cap Growth Portfolio


  - U.S. Real Estate Portfolio


NATIONWIDE SEPARATE ACCOUNT TRUST
  - Capital Appreciation Fund



  - Dreyfus NSAT Mid Cap Index Fund (formerly, Nationwide(R) Mid Cap
      Index Fund) (formerly, Nationwide(R) Select Advisers Mid Cap Fund)
  - Federated NSAT Equity Income Fund (formerly, Nationwide(R) Equity
      Income Fund)
  - Federated NSAT High Income Bond Fund* (formerly, Nationwide(R) High Income Bond Fund)
  - Gartmore NSAT Emerging Markets Fund
  - Gartmore NSAT Global Technology and Communications Fund
  - Gartmore NSAT International Growth Fund
  - Government Bond Fund
  - J.P. Morgan NSAT Balanced Fund (formerly, Nationwide(R) Balanced Fund)
  - MAS NSAT Multi Sector Bond Fund* (formerly, Nationwide(R) Multi Sector Bond Fund)


  - Money Market Fund
  - Nationwide(R) Global 50 Fund (formerly, Nationwide(R) Global Equity Fund) (subadviser: J.P. Morgan Investment Management Inc.)

  - Nationwide(R) Small Cap Growth Fund (formerly, Nationwide(R) Select Advisers Small Cap Growth Fund) (subadvisers: Miller, Anderson & Sherrerd, LLP, Neuberger Berman LLC and Waddell & Reed Investment Management Company)

  - Nationwide(R) Small Cap Value Fund (subadviser: The Dreyfus Corporation)

  - Nationwide(R) Small Company Fund
      (subadvisers: The Dreyfus Corporation, Neuberger Berman LLC, Lazard Asset Management, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company)


  - Strong NSAT Mid Cap Growth Fund (formerly, Nationwide(R) Strategic Growth Fund)

  - Total Return Fund

  - Turner NSAT Growth Focus Fund

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  - AMT Guardian Portfolio
  - AMT Mid-Cap Growth Portfolio
  - AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
  - Oppenheimer Aggressive Growth Fund/VA (formerly, Oppenheimer Capital Appreciation Fund)
  - Oppenheimer Capital Appreciation Fund/VA (formerly, Oppenheimer Growth
      Fund)
  - Oppenheimer Global Securities Fund/VA
  - Oppenheimer Main Street Growth & Income Fund/VA (formerly, Oppenheimer Growth & Income Fund)

STRONG OPPORTUNITY FUND II, INC.

VAN ECK WORLDWIDE INSURANCE TRUST
  - Worldwide Emerging Markets Fund
  - Worldwide Hard Assets Fund

*These underlying mutual funds invest in lower quality debt securities commonly referred to as junk bonds.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999:


CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)

  - Global Post-Venture Capital Portfolio (formerly, Post-Venture
      Capital Portfolio)
  - International Equity Portfolio

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2000:


CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)

  - Value Portfolio (formerly, Growth & Income Portfolio)

NATIONWIDE SEPARATE ACCOUNT TRUST
  - Nationwide(R) Strategic Value Fund (subadviser: Strong Capital Management, Inc.)

For general information or to obtain FREE copies of the:

  - prospectus, annual report or semi-annual report for any underlying mutual fund; and
  - any required Nationwide forms,

call:

            1-800-547-7548
      TDD   1-800-238-3035

or write:

      NATIONWIDE LIFE INSURANCE COMPANY
      P.O. BOX 182150
      COLUMBUS, OHIO 43218-2150

Material incorporated by reference in this prospectus can be found on the SEC website at:
                                   WWW.SEC.GOV

Information about this and other Best of America products can be found on the world-wide web at:

                              WWW.BESTOFAMERICA.COM


THIS POLICY:



  - IS NOT A BANK DEPOSIT
  - IS NOT FDIC INSURED
  - IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT
      AGENCY
  - IS NOT AVAILABLE IN EVERY STATE
  - MAY GO DOWN IN VALUE


The life insurance policies offered by this prospectus are flexible premium variable universal life insurance policies (flexible premium variable adjustable life insurance policies in Puerto Rico). They provide flexibility to vary the amount and frequency of premium payments. A cash surrender value may be offered if the policy is terminated during the lifetime of the insured.

The purpose of this policy is to provide life insurance protection for the beneficiary named in the policy. No claim is made that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

The death benefit and cash value of this policy may vary to reflect the experience of the Nationwide VLI Separate Account-4 (the "variable account") or the fixed account, depending on how premium payments are invested.

Investors assume certain risks when investing in the policies, including the risk of losing money.

Nationwide guarantees the death benefit for as long as the policy is in force. The cash surrender value is not guaranteed. The policy will lapse if the cash surrender value is insufficient to cover policy charges.

Nationwide guarantees to keep the policy in force so long as minimum premium requirements have been met.

Benefits described in this prospectus may not be available in every jurisdiction
- refer to your policy for specific benefit information.

      THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE SUCH OFFERING MAY NOT LAWFULLY BE MADE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ATTAINED AGE- The insured's age on the policy date, plus the number of full years since the policy date.

ACCUMULATION UNIT- An accounting unit of measure used to calculate the cash value of the variable account.

FIXED ACCOUNT- An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

MATURITY DATE- The policy anniversary on or next following the insured's 100th birthday.

MINIMUM REQUIRED DEATH BENEFIT- The lowest death benefit which will qualify the policy as life insurance under Section 7702 of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.


NET AMOUNT AT RISK- The death benefit minus the cash value. On the monthly anniversary date, the net amount at risk is the death benefit minus the cash value prior to subtraction of the base policy cost of insurance charge.


NET PREMIUMS- The actual premiums minus the percent of premium charges. The percent of premium charges are shown on the policy data page.

SEC GUIDELINE LEVEL PREMIUM- The level annual premiums required to mature the policy under reasonable mortality and expense charges with an annual effective interest rate of 5%. It is calculated pursuant to Rule 6e-3(T) of the Investment Company Act of 1940.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units are separately maintained.

VALUATION PERIOD- Each day the New York Stock Exchange is open.

VARIABLE ACCOUNT- Nationwide VLI Separate Account-4, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS............................................

SUMMARY OF POLICY EXPENSES...........................................

UNDERLYING MUTUAL FUND ANNUAL EXPENSES...............................

SYNOPSIS OF THE POLICIES.............................................

NATIONWIDE LIFE INSURANCE COMPANY....................................

NATIONWIDE INVESTMENT SERVICES
      CORPORATION....................................................

INVESTING IN THE POLICY..............................................
      The Variable Account and Underlying Mutual Funds
      The Fixed Account


INFORMATION ABOUT THE POLICIES.......................................
      Minimum Requirements for Policy Issuance
      Premium Payments
      Pricing


POLICY CHARGES.......................................................
      Sales Load
      Tax Expense Charges
      Surrender Charge
      Monthly Cost of Insurance
      Monthly Administrative Charge
      Mortality and Expense Risk Charge
      Income Tax
      Reduction of Charges

SURRENDERING THE POLICY FOR CASH.....................................
      Surrenders (Redemptions)
      Cash Surrender Value
      Partial Surrenders
      Income Tax Withholding

VARIATION IN CASH VALUE..............................................

POLICY PROVISIONS....................................................
      Policy Owner
      Beneficiary
      Changes in Existing Insurance Coverage

OPERATION OF THE POLICY..............................................
      Allocation of Net Premium and Cash Value
      How the Investment Experience is Determined
      Net Investment Factor
      Determining the Cash Value
      Transfers

RIGHT TO REVOKE......................................................


POLICY LOANS.........................................................
      Taking a Policy Loan
      Effect on Investment Performance
      Loan Interest
      Effect on Death Benefit and Cash Value
      Repayment


ASSIGNMENT...........................................................


POLICY OWNER SERVICES................................................
      Dollar Cost Averaging
      Enhanced Dollar Cost Averaging


DEATH BENEFIT INFORMATION............................................
      Calculation of the Death Benefit
      Changes in the Death Benefit Option
      Proceeds Payable on Death
      Incontestability
      Error in Age or Sex
      Suicide
      Maturity Proceeds

EXCHANGE RIGHTS......................................................

GRACE PERIOD AND GUARANTEED POLICY CONTINUATION PERIOD...............
      Grace Period
      Guaranteed Policy Continuation Period
      Reinstatement

TAX MATTERS..........................................................
      Policy Proceeds
      Withholding
      Federal Estate and Generation-Skipping
            Transfers Taxes
      Non-Resident Aliens
      Taxation of Nationwide
      Tax Changes

LEGAL CONSIDERATIONS.................................................

STATE REGULATION.....................................................

REPORTS TO POLICY OWNERS.............................................

ADVERTISING..........................................................

LEGAL PROCEEDINGS....................................................

EXPERTS..............................................................

REGISTRATION STATEMENT...............................................

DISTRIBUTION OF THE POLICIES.........................................


ADDITIONAL INFORMATION ABOUT
      NATIONWIDE.....................................................


APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS...................

APPENDIX B: ILLUSTRATION OF SURRENDER CHARGES........................

APPENDIX C: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES, AND
      DEATH BENEFITS.................................................

APPENDIX D: PERFORMANCE SUMMARY INFORMATION..........................

SUMMARY OF POLICY EXPENSES

Nationwide deducts certain charges from the policy. Charges are made for administrative and sales expenses, providing life insurance protection, and assuming the mortality and expense risks.

Nationwide deducts a sales load and a premium expense charge from premium payments. The current sales load is 0.5% of each premium payment and is guaranteed never to exceed 2.5% of each premium payment. The premium expense charge is approximately 3.5% of premiums for all states (see "Sales Load" and "Premium Expense Charge").

Nationwide deducts the following charges from the cash value of the policy:

  -  monthly cost of insurance;
  -  monthly cost of any additional benefits provided by riders to the policy;
  -  monthly administrative expense charge; and

  -  monthly mortality and expense risk charge.



The monthly mortality and expense charge is assessed as follows:



-------------------------------- ------------------------------ -------------------------------
  VARIABLE CASH VALUE AMOUNT          YEARS 1 THROUGH 15              YEARS 16 AND AFTER
-------------------------------- ------------------------------ -------------------------------
         First $25,000                       0.60%                          0.60%
-------------------------------- ------------------------------ -------------------------------
         Next $225,000                       0.30%                          0.10%
-------------------------------- ------------------------------ -------------------------------
     Amount Over $250,000                    0.10%                          0.10%
-------------------------------- ------------------------------ -------------------------------

For policies which are surrendered during the first 9 policy years (first 14 years in Pennsylvania), Nationwide deducts a surrender charge (see "Surrender Charges").

For more information about any policy charge, see "Policy Charges" in this prospectus.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
          (as a percentage of underlying mutual fund net assets, after expense reimbursement)


-------------------------------------------------------------------------------------------------------------------
                                                                                         Management       Other
                                                                                            Fees        Expenses
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century VP                            0.70%         0.00%
Income & Growth
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century VP                            1.23%         0.00%
International
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century VP Value                      1.00%         0.00%
-------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust - Global Post-Venture Capital Portfolio
(formerly,Warburg Pincus Trust - Global Post-Venture Capital Portfolio)
(formerly, Warburg Pincus Trust - Post-Venture Capital Portfolio)                           1.14%         0.26%
-------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust - International Equity Portfolio
(formerly, Warburg Pincus Trust - International Equity Portfolio)                           1.00%         0.30%
-------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust - Value Portfolio (formerly, Warburg                     0.48%         0.52%
Pincus Trust - Value Portfolio) (formerly, Warburg Pincus Trust -
Growth & Income Portfolio)
-------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - European Equity Portfolio - Initial  Shares                 1.00%         0.25%
-------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial  Shares                        0.75%         0.03%
-------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc. - Initial  Shares                                            0.25%         0.01%
-------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Appreciation Portfolio -
Initial Shares (formerly, Capital Appreciation Portfolio)                                   0.75%         0.03%
-------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated Quality Bond Fund II                                 0.28%         0.42%
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:  Service Class*                                       0.48%         0.08%
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:  Service Class*                                              0.57%         0.09%
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio:  Service Class                                          0.58%         0.10%
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio:  Service Class*                                            0.72%         0.17%
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R) Portfolio:  Service Class*                                    0.57%         0.09%
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio:  Service Class*                            0.58%         0.11%
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital Appreciation Portfolio: Service Shares                         0.65%         0.02%
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology Portfolio: Service Shares                            0.65%         0.04%
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth Portfolio: Service Shares                         0.65%         0.06%
-------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                                                              0.60%         0.20%
-------------------------------------------------------------------------------------------------------------------
NSAT Dreyfus NSAT Mid Cap Index Fund (formerly, Nationwide Mid Cap Index Fund)
(formerly, Nationwide Select Advisers Mid Cap Fund)                                         0.50%         0.15%
-------------------------------------------------------------------------------------------------------------------
NSAT Federated NSAT Equity Income Fund (formerly, Nationwide Equity Income Fund)            0.80%         0.15%
-------------------------------------------------------------------------------------------------------------------
NSAT Federated NSAT High Income Bond Fund (formerly, Nationwide High Income
Bond Fund)                                                                                  0.80%         0.15%
-------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Emerging Markets Fund                                                    1.15%         0.60%
-------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Global Technology and Communications Fund                                0.98%         0.37%
-------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT International Growth Fund                                                1.00%         0.60%
-------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                                                   0.50%         0.16%
-------------------------------------------------------------------------------------------------------------------
NSAT J.P. Morgan NSAT Balanced Fund (formerly, Nationwide Balanced Fund)                    0.75%         0.15%
-------------------------------------------------------------------------------------------------------------------
NSAT MAS NSAT Multi Sector Bond Fund (formerly, Nationwide Multi Sector Bond Fund)          0.75%         0.15%
-------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                                                      0.39%         0.16%
-------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Total Underlying
                                                                                             12b-1         Mutual Fund
                                                                                              Fees           Expenses
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century VP                             0.00%            0.70%
Income & Growth
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century VP                             0.00%            1.23%
International
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century VP Value                       0.00%            1.00%
------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust - Global Post-Venture Capital Portfolio
(formerly,Warburg Pincus Trust - Global Post-Venture Capital Portfolio)
(formerly, Warburg Pincus Trust - Post-Venture Capital Portfolio)                            0.00%            1.40%
------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust - International Equity Portfolio
(formerly, Warburg Pincus Trust - International Equity Portfolio)                            0.00%            1.30%
------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust - Value Portfolio (formerly, Warburg                      0.00%            1.00%
Pincus Trust - Value Portfolio) (formerly, Warburg Pincus Trust -
Growth & Income Portfolio)
------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - European Equity Portfolio - Initial  Shares                  0.00%            1.25%
------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial  Shares                         0.00%            0.78%
------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc. - Initial  Shares                                             0.00%            0.26%
------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Appreciation Portfolio -
Initial Shares (formerly, Capital Appreciation Portfolio)                                    0.00%            0.78%
------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated Quality Bond Fund II                                  0.00%            0.70%
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:  Service Class*                                        0.10%            0.66%
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:  Service Class*                                               0.10%            0.76%
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio:  Service Class                                           0.10%            0.78%
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio:  Service Class*                                             0.10%            0.99%
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R) Portfolio:  Service Class*                                     0.10%            0.76%
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio:  Service Class*                             0.10%            0.79%
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital Appreciation Portfolio: Service Shares                          0.25%            0.92%
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology Portfolio: Service Shares                             0.25%            0.94%
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth Portfolio: Service Shares                          0.25%            0.96%
------------------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                                                               0.00%            0.80%
------------------------------------------------------------------------------------------------------------------------------
NSAT Dreyfus NSAT Mid Cap Index Fund (formerly, Nationwide Mid Cap Index Fund)
(formerly, Nationwide Select Advisers Mid Cap Fund)                                          0.00%            0.65%
------------------------------------------------------------------------------------------------------------------------------
NSAT Federated NSAT Equity Income Fund (formerly, Nationwide Equity Income Fund)             0.00%            0.95%
------------------------------------------------------------------------------------------------------------------------------
NSAT Federated NSAT High Income Bond Fund (formerly, Nationwide High Income
Bond Fund)                                                                                   0.00%            0.95%
------------------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Emerging Markets Fund                                                     0.00%            1.75%
------------------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Global Technology and Communications Fund                                 0.00%            1.35%
------------------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT International Growth Fund                                                 0.00%            1.60%
------------------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                                                    0.00%            0.66%
------------------------------------------------------------------------------------------------------------------------------
NSAT J.P. Morgan NSAT Balanced Fund (formerly, Nationwide Balanced Fund)                     0.00%            0.90%
------------------------------------------------------------------------------------------------------------------------------
NSAT MAS NSAT Multi Sector Bond Fund (formerly, Nationwide Multi Sector Bond Fund)           0.00%            0.90%
------------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                                                       0.00%            0.55%
------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Management           Other
                                                                                                      Fees            Expenses
---------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global 50 Fund (formerly, Nationwide Global Equity Fund)                              1.00%             0.20%
---------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Growth Fund (formerly, Nationwide Select Advisers Small Cap Growth
Fund)                                                                                                 1.10%             0.20%
---------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Value Fund                                                                  0.90%             0.15%
---------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Company Fund                                                                    0.93%             0.28%
---------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Value Fund                                                                  0.90%             0.10%
---------------------------------------------------------------------------------------------------------------------------------
NSAT Strong NSAT Mid Cap Growth Fund (formerly, Nationwide Strategic Growth Fund)                     0.90%             0.10%
---------------------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                                                                0.58%             0.20%
---------------------------------------------------------------------------------------------------------------------------------
NSAT Turner NSAT Growth Focus Fund                                                                    0.90%             0.45%
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                                                               0.85%             0.15%
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio                                                         0.84%             0.14%
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio                                                               0.82%             0.10%
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Aggressive Growth Fund/VA (formerly,                 0.62%             0.02%
Oppenheimer Capital Appreciation Fund)
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA (formerly,
Oppenheimer Growth Fund)                                                                              0.64%             0.03%
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA                            0.64%             0.04%
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA
(formerly, Oppenheimer Growth & Income Fund)                                                          0.70%             0.03%
---------------------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.                                                                      1.00%             0.11%
---------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio (formerly, Morgan
Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio)                          0.59%             0.81%
---------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio                                    0.00%             1.05%
---------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio                                  0.74%             0.36%
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund                                   1.00%             0.26%
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund                                        1.00%             0.14%
---------------------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Total Underlying
                                                                                                      12b-1        Mutual Fund
                                                                                                       Fees          Expenses
----------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global 50 Fund (formerly, Nationwide Global Equity Fund)                              0.00%           1.20%
----------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Growth Fund (formerly, Nationwide Select Advisers Small Cap Growth
Fund)                                                                                                 0.00%           1.30%
----------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Value Fund                                                                  0.00%           1.05%
----------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Company Fund                                                                    0.00%           1.21%
----------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Value Fund                                                                  0.00%           1.00%
----------------------------------------------------------------------------------------------------------------------------------
NSAT Strong NSAT Mid Cap Growth Fund (formerly, Nationwide Strategic Growth Fund)                     0.00%           1.00%
----------------------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                                                                0.00%           0.78%
----------------------------------------------------------------------------------------------------------------------------------
NSAT Turner NSAT Growth Focus Fund                                                                    0.00%           1.35%
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                                                               0.00%           1.00%
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio                                                         0.00%           0.98%
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio                                                               0.00%           0.92%
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Aggressive Growth Fund/VA (formerly,                 0.00%           0.64%
Oppenheimer Capital Appreciation Fund)
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA (formerly,
Oppenheimer Growth Fund)                                                                              0.00%           0.67%
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA                            0.00%           0.68%
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA
(formerly, Oppenheimer Growth & Income Fund)                                                          0.00%           0.73%
----------------------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.                                                                      0.00%           1.11%
----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio (formerly, Morgan
Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio)                          0.00%           1.40%
----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio                                    0.00%           1.05%
----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio                                  0.00%           1.10%
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund                                   0.00%           1.26%
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund                                        0.00%           1.14%
----------------------------------------------------------------------------------------------------------------------------------




*Actual Annual Class operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses.


 The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
            (as a percentage of underlying mutual fund assets, before
                             expense reimbursement)


----------------------------------------------------------------------------------------------------------------------------------

                                                                                                 Management Fees    Other Expenses
----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust - Global Post-Venture Capital Portfolio (formerly,                 1.25%              0.28%
Warburg Pincus Trust - Global Post-Venture Capital Portfolio) (formerly, Warburg Pincus
Trust - Post-Venture Capital Portfolio)
----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust - International Equity Portfolio (formerly, Warburg
Pincus Trust - International Equity Portfolio)                                                        1.00%              0.32%
----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust - Value Portfolio (formerly, Warburg Pincus Trust - Value
Portfolio) (formerly, Warburg Pincus Trust - Growth & Income Portfolio)                               0.75%              0.54%
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - European Equity Portfolio- Initial  Shares                            1.00%              0.60%
----------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated Quality Bond Fund II                                           0.60%              0.67%
----------------------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                                                                        0.60%              0.23%
----------------------------------------------------------------------------------------------------------------------------------
NSAT Dreyfus NSAT Mid Cap Index Fund (formerly, Nationwide Mid Cap Index Fund) (formerly,
Nationwide Select Advisers Mid Cap Fund)                                                              0.50%              0.40%
----------------------------------------------------------------------------------------------------------------------------------
NSAT Federated NSAT Equity Income Fund (formerly, Nationwide Equity Income Fund)                      0.80%              0.31%
----------------------------------------------------------------------------------------------------------------------------------
NSAT Federated NSAT High Income Bond Fund (formerly, Nationwide High Income Bond Fund)                0.80%              0.32%
----------------------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Emerging Markets Fund                                                              1.15%              2.94%
----------------------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Global Technology and Communications Fund                                          0.98%              1.59%
----------------------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT International Growth Fund                                                          1.00%              1.88%
----------------------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                                                             0.50%              0.23%
----------------------------------------------------------------------------------------------------------------------------------
NSAT J.P. Morgan NSAT Balanced Fund (formerly, Nationwide Balanced Fund)                              0.75%              0.32%
----------------------------------------------------------------------------------------------------------------------------------
NSAT MAS NSAT Multi Sector Bond Fund (formerly, Nationwide Multi Sector Bond Fund)                    0.75%              0.34%
----------------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                                                                0.39%              0.22%
----------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global 50 Fund (formerly, Nationwide Global Equity Fund)                              1.00%              0.42%
----------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Growth Fund (formerly, Nationwide Select Advisers Small Cap Growth
Fund)                                                                                                 1.10%              0.50%
----------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Value Fund                                                                  0.90%              0.30%
----------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Value Fund                                                                  0.90%              0.36%
----------------------------------------------------------------------------------------------------------------------------------
NSAT Strong NSAT Mid Cap Growth Fund (formerly, Nationwide Strategic Value Fund)                      0.90%              0.27%
----------------------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                                                                0.58%              0.23%
----------------------------------------------------------------------------------------------------------------------------------
NSAT Turner NSAT Growth Focus Fund                                                                    0.90%              4.13%
----------------------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.                                                                      1.00%              0.18%
----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio (formerly, Morgan
Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio)                          0.80%              0.81%
----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio                                    0.75%              1.54%
----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio                                  0.80%              0.36%
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund                                   1.00%              0.33%
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund                                        1.00%              0.16%
----------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Total Underlying
                                                                                                     12b-1            Mutual Fund
                                                                                                      Fees              Expenses
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust - Global Post-Venture Capital Portfolio (formerly,                0.00%            1.53%
Warburg Pincus Trust - Global Post-Venture Capital Portfolio) (formerly, Warburg Pincus
Trust - Post-Venture Capital Portfolio)
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust - International Equity Portfolio (formerly, Warburg
Pincus Trust - International Equity Portfolio)                                                       0.00%            1.32%
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust - Value Portfolio (formerly, Warburg Pincus Trust - Value
Portfolio) (formerly, Warburg Pincus Trust - Growth & Income Portfolio)                              0.00%            1.29%
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - European Equity Portfolio- Initial  Shares                           0.00%            1.60%
------------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated Quality Bond Fund II                                          0.25%            1.52%
------------------------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                                                                       0.00%            0.83%
------------------------------------------------------------------------------------------------------------------------------------
NSAT Dreyfus NSAT Mid Cap Index Fund (formerly, Nationwide Mid Cap Index Fund) (formerly,
Nationwide Select Advisers Mid Cap Fund)                                                             0.00%            0.90%
------------------------------------------------------------------------------------------------------------------------------------
NSAT Federated NSAT Equity Income Fund (formerly, Nationwide Equity Income Fund)                     0.00%            1.11%
------------------------------------------------------------------------------------------------------------------------------------
NSAT Federated NSAT High Income Bond Fund (formerly, Nationwide High Income Bond Fund)               0.00%            1.12%
------------------------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Emerging Markets Fund                                                             0.00%            4.09%
------------------------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Global Technology and Communications Fund                                         0.00%            2.57%
------------------------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT International Growth Fund                                                         0.00%            2.88%
------------------------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                                                            0.00%            0.73%
------------------------------------------------------------------------------------------------------------------------------------
NSAT J.P. Morgan NSAT Balanced Fund (formerly, Nationwide Balanced Fund)                             0.00%            1.07%
------------------------------------------------------------------------------------------------------------------------------------
NSAT MAS NSAT Multi Sector Bond Fund (formerly, Nationwide Multi Sector Bond Fund)                   0.00%            1.09%
------------------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                                                               0.00%            0.61%
------------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global 50 Fund (formerly, Nationwide Global Equity Fund)                             0.00%            1.42%
------------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Growth Fund (formerly, Nationwide Select Advisers Small Cap Growth
Fund)                                                                                                0.00%            1.60%
------------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Value Fund                                                                 0.00%            1.20%
------------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Value Fund                                                                 0.00%            1.26%
------------------------------------------------------------------------------------------------------------------------------------
NSAT Strong NSAT Mid Cap Growth Fund (formerly, Nationwide Strategic Value Fund)                     0.00%            1.17%
------------------------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                                                               0.00%            0.81%
------------------------------------------------------------------------------------------------------------------------------------
NSAT Turner NSAT Growth Focus Fund                                                                   0.00%            5.03%
------------------------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.                                                                     0.00%            1.18%
------------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio (formerly, Morgan
Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio)                         0.00%            1.61%
------------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio                                   0.00%            2.29%
------------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio                                 0.00%            1.16%
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund                                  0.00%            1.33%
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund                                       0.00%            1.16%
------------------------------------------------------------------------------------------------------------------------------------

SYNOPSIS OF THE POLICIES

The policy offered by this prospectus provides for life insurance coverage on the insured. The death benefit and cash value of the policy may increase or decrease to reflect the performance of the investment options chosen by the policy owner (see "Death Benefit Information").

CASH SURRENDER VALUE

If the policy is terminated during the insured's lifetime, a cash surrender value may be payable under the policy. However, there is no guaranteed cash surrender value (see "Variation in Cash Value"). The policy will lapse without value if the cash surrender value falls below what is needed to cover policy charges. Nationwide will keep the policy in force during the guaranteed policy continuation period provided premium requirements are met (see "Grace Period and Guaranteed Policy Continuation Period" and "Minimum Requirements for Policy Issuance").

PREMIUMS

The minimum initial premium for which a policy may be issued is equal to three times the initial minimum monthly premium. The initial premium is shown on the policy data page. Each premium payment must be at least $50.

Additional premium payments may be made at any time while the policy is in force, subject to certain restrictions (see "Premium Payments").

TAXATION

The policies described in this prospectus meet the definition of "life insurance" under Section 7702 of the Internal Revenue Code. Nationwide will monitor compliance with the tests provided by Section 7702 to insure the policies continue to receive this favored tax treatment (see "Tax Matters").

NONPARTICIPATING POLICIES

The policies are nonparticipating policies on which no dividends are payable. The policies do not share in the profits or surplus earnings of Nationwide.

RIDERS

A rider may be added to the policy (availability varies by state).

Riders currently include:
-     Accidental Death Benefit Rider;
-     Additional Protection Rider (not available in New York);
-     Change of Insured Rider;
-     Child Rider;

-     Long Term Care Rider;
-     Premium Waiver Rider; and

-     Maturity Extension Endorsement (not available in New York);

-     Maturity Extension for Specified Amount (not available in New York);

-     Spouse Rider; and
-     Waiver of Monthly Deductions Rider.


POLICY CANCELLATION


Policy owners may return the policy for any reason within certain time periods in accordance with applicable law and Nationwide will refund the policy value or the amount required by law. In New York, Nationwide will refund any premiums paid (see "Right to Revoke").


NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

CUSTODIAN OF ASSETS

Nationwide serves as the custodian of the assets of the variable account.

OTHER CONTRACTS ISSUED BY NATIONWIDE

Nationwide offers variable contracts and policies with benefits which vary in accordance with the investment experience of a separate account of Nationwide.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The policies are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For policies issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.


INVESTING IN THE POLICY

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide VLI Separate Account-4 is a separate account that invests in the underlying mutual fund options listed in Appendix A. Nationwide established the separate account on December 3, 1987, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and in general are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to policy owners under the policies.

The variable account is divided into sub-accounts. Policy owners elect to have net premiums allocated among the sub-accounts and the fixed account at the time of application.

Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on policy owner instructions. A policy's investment performance depends upon the performance of the underlying mutual fund options chosen by the policy owner. Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and objectives. However the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Changes of Investment Policy

Nationwide may materially change the investment policy of the variable account. Nationwide must inform policy owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the policy owners or if it renders Nationwide's operations hazardous to the public. If a policy owner objects, the policy may be converted to a substantially comparable general account life insurance policy offered by Nationwide. The policy owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of the change to make the conversion. Nationwide will not require evidence of insurability for this conversion.

The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the death benefit of the policy converted on the date of the conversion.

Voting Rights

Policy owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote policy owner shares at special shareholder meetings based on policy owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Policy owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholder's vote as soon as possible prior to the shareholder meeting. Notification will contain proxy materials, and a form to return to Nationwide with voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate and/or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occur:

     (1) shares of a current underlying mutual fund option are no longer available for investment; or
     (2) further investment in an underlying mutual fund option is inappropriate.

No substitution, elimination, and/or combination of shares may take place without the prior approval of the SEC.

THE FIXED ACCOUNT


The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts. The general account is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks.

The general account is not subject to the same laws as the variable account and the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to the accuracy and completeness of statements made by prospectus disclosure.

Premium payments will be allocated to the fixed account at the election of the policy owner.

The investment income earned by the fixed account will be allocated to the policies at varying rate(s) set by Nationwide. Current rates are set at the beginning of each calendar quarter. The guaranteed rate for any premium payment will be effective for not less than 3 months. Nationwide guarantees that the rate will not be less than 3.0% per year.


Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The policy owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

New premium payments deposited to the contract which are allocated to the fixed account may receive a different rate of interest than amounts transferred from the sub-accounts to the fixed account and amounts maturing in the fixed account.

INFORMATION ABOUT THE POLICIES

MINIMUM REQUIREMENTS FOR POLICY ISSUANCE

This policy provides life insurance coverage with the flexibility to vary the amount and frequency of premium payments. Minimum requirements for policy issuance include:


     (1)  the insured must be 85 (80 in New York) or younger;


     (2) Nationwide may require satisfactory evidence of insurability (including a medical exam);


     (3) a minimum specified amount of $50,000 for non-preferred policies ($100,000 for non-preferred policies in Pennsylvania, New Jersey, Texas Alabama Indiana, Maryland, North Dakota and New York); and


     (4)  $100,000 for preferred policies.

PREMIUM PAYMENTS

Each premium payment must be at least $50. The initial premium is payable in full at Nationwide's home office or to an authorized agent of Nationwide.

Upon payment of the initial premium, temporary insurance may be provided. Issuance of the continuing insurance coverage is dependent upon completion of all underwriting requirements, payment of initial premium, and delivery of the policy while the insured is still living.

Additional premium payments may be made at any time while the policy is in force, subject to the following conditions:

  - Nationwide may require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk;


  - during the guaranteed policy continuation period, the total premium payments, less any policy indebtedness and less any partial surrenders, must be greater than or equal to the sum of the minimum monthly premiums in order to guarantee that the policy remain in force. (The minimum monthly premiums are shown in the policy data page);

  - premium payments in excess of the premium limit established by the IRS to qualify the policy as a contract for life insurance will be refunded; and


  - Nationwide may require policy indebtedness be repaid prior to accepting any additional premium payments.

Additional premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. Nationwide will monitor premiums paid and other policy transactions and will notify the policy owner when non-modified endowment contract status is in jeopardy.

Nationwide will send scheduled premium payment reminder notices to policy owners according to the premium mode shown on the policy data page.

PRICING

Premiums will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-   New Year's Day                    -  Independence Day
-   Martin Luther King, Jr. Day       -  Labor Day
-   Presidents' Day                   -  Thanksgiving
-   Good Friday                       -  Christmas
-   Memorial Day

Nationwide also will not price premiums if:

  (1) trading on the New York Stock Exchange is restricted;
  (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or
  (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, policy value may be affected since the policy owner would not have access to their account.

POLICY CHARGES

SALES LOAD


Nationwide deducts a sales load from each premium payment received. The sales load is guaranteed never to exceed 2.5% of each premium payment. Currently, for all policy years the sales load is 0.5% of each premium payment.


The total sales load actually deducted from any policy will be equal to the sum of this front-end sales load plus any sales surrender charge.

TAX EXPENSE CHARGES


A charge equal to 3.5% is deducted from all premium payments when the premium payments are received in order to compensate Nationwide for certain administrative expenses which are incurred by Nationwide for taxes. Such taxes include premium or other taxes imposed by various state and local jurisdictions, as well as federal taxes imposed under Section 848 of the Internal Revenue Code. These tax expenses consist of two components:


  (1) a tax rate of 2.25% for state and local premium or other taxes; and

  (2) a tax rate of 1.25% for federal taxes.

The amount charged may be more or less than the amount actually assessed by the state in which a particular policy owner lives.

Nationwide does not expect to make a profit from these charges.

SURRENDER CHARGE


Nationwide deducts a surrender charge from the cash value of any policy surrendered during the first 9 years (first 14 years in Pennsylvania). The charge is deducted proportionally from the cash value in each sub-account and the fixed account.


The maximum initial surrender charge varies by issue age, sex, specified amount and underwriting classification. The surrender charge is calculated based on the initial specified amount. The following tables illustrate the maximum initial surrender charge per $1,000 of initial specified amount for policies which are issued on a standard basis (see Appendix B for specific examples).

                    INITIAL SPECIFIED AMOUNT $50,000-$99,999*

------------ ---------------- --------------- ---------------- ---------------
                  MALE            FEMALE                           FEMALE
 ISSUE AGE     NON-TOBACCO     NON-TOBACCO     MALE STANDARD      STANDARD
------------ ---------------- --------------- ---------------- ---------------
    25            $7.773           $7.518          $8.369           $7.818
------------ ---------------- --------------- ---------------- ---------------
    35            $8.817           $8.396          $9.811           $8.889
------------ ---------------- --------------- ---------------- ---------------
    45           $12.185          $11.390         $13.884          $12.164
------------ ---------------- --------------- ---------------- ---------------
    55           $15.628          $13.995         $18.410          $15.106
------------ ---------------- --------------- ---------------- ---------------
    65           $22.274          $19.043         $26.559          $20.607
------------ ---------------- --------------- ---------------- ---------------

*Specified amounts of less than $100,000 are not available in New York or New Jersey.

                    INITIAL SPECIFIED AMOUNT $100,000 OR MORE

------------ -------------- ---------------- --------------- ---------------
                 MALE           FEMALE                           FEMALE
 ISSUE AGE    NON-TOBACCO     NON-TOBACCO    MALE STANDARD      STANDARD
------------ -------------- ---------------- --------------- ---------------
    25           $5.773         $5.518           $6.369          $5.818
------------ -------------- ---------------- --------------- ---------------
    35           $6.817         $6.396           $7.811          $6.889
------------ -------------- ---------------- --------------- ---------------
    45           $9.685         $8.890          $11.384          $9.664
------------ -------------- ---------------- --------------- ---------------
    55          $13.128        $11.495          $15.910         $12.606
------------ -------------- ---------------- --------------- ---------------
    65          $21.274        $18.043          $25.559         $19.607
------------ -------------- ---------------- --------------- ---------------

The surrender charge is comprised of two components:

  -   an underwriting component; and
  -   sales component.

The underwriting component varies by issue age in the following manner:


                       $1,000 OF INITIAL SPECIFIED AMOUNT

-------------- ----------------------------- ------------------------------
               SPECIFIED AMOUNTS LESS THAN    SPECIFIED AMOUNTS $100,000
  ISSUE AGE             $100,000*                       OR MORE
-------------- ----------------------------- ------------------------------
    0-35                  $6.00                          $4.00
-------------- ----------------------------- ------------------------------
    36-55                 $7.50                          $5.00
-------------- ----------------------------- ------------------------------
    56-85                 $7.50                          $6.50
-------------- ----------------------------- ------------------------------



*Specified amounts of less than $100,000 are not available in New York or New Jersey.

The underwriting component is designed to cover the administrative expenses associated with underwriting and issuing policies, including the costs of:

  -   processing applications;
  -   conducting medical exams;
  -   determining insurability and the insured's underwriting class; and
  -   establishing policy records.


The remainder of the surrender charge that is not attributable to the underwriting component represents the sales component. In no event will the sales component exceed 26.5% of the lesser of the SEC guideline level premium required in the first year or the premiums actually paid in the first year. The purpose of the sales component is to reimburse Nationwide for some of the expenses incurred in the distribution of the policies. Nationwide also deducts 0.5% of each premium payment for sales load and is guaranteed never to exceed 2.5% of each premium payment.

The surrender charge may be insufficient to recover certain expenses related to the sale of the policies. Unrecovered expenses are borne by Nationwide's general assets which may include profits, if any, from the mortality and expense risk charge. Additional premiums and/or income earned on assets in the variable account have no effect on these charges.


Increases in Specified Amount


Policies surrendered during the first 9 policy years (first 14 policy years in Pennsylvania) following an increase in the specified amount will incur a surrender charge associated with the increase. This surrender charge is comprised of an underwriting component and sales component. The maximum initial surrender charge associated with the increase is based on the insured's attained age at the time of the increase, the underwriting classification of the increase, the insured's sex, and the amount of the increase in specified amount. The actual initial surrender charge associated with the increase is based upon the maximum initial surrender charge and the premium received within one year of the increase in specified amount.

Increases that are caused by a change in a death benefit option that do not change the net amount at risk are not subject to a surrender charge. The surrender charge associated with the increase in the specified amount for policy years following the increase in the specified amount is calculated as a percentage of the initial surrender charge.


The following table illustrates the maximum initial surrender charge per $1,000 of specified amount increase for policies increasing coverage on a standard basis. This charge reflects both the underwriting and sales component.

------------- ----------------- -------------- ---------------- ---------------
                                   FEMALE                           FEMALE
 ISSUE AGE    MALE NON-TOBACCO   NON-TOBACCO    MALE STANDARD      STANDARD
------------- ----------------- -------------- ---------------- ---------------
     25          $3.464            $3.311          $3.821           $3.491
------------- ----------------- -------------- ---------------- ---------------
     35          $4.090            $3.837          $4.686           $4.133
------------- ----------------- -------------- ---------------- ---------------
     45          $5.811            $5.334          $6.830           $5.798
------------- ----------------- -------------- ---------------- ---------------
     55          $7.877            $6.897          $9.546           $7.563
------------- ----------------- -------------- ---------------- ---------------
     65         $12.764           $10.826         $15.335          $11.764
------------- ----------------- -------------- ---------------- ---------------
     75         $20.787           $17.389         $24.236          $18.682
------------- ----------------- -------------- ---------------- ---------------
     80         $27.309           $23.309         $30.707          $24.647
------------- ----------------- -------------- ---------------- ---------------

Reduction in Specified Amount

Decreases in specified amount requested by a policy owner will incur a proportional surrender charge. This proportion is equal to the decrease in specified amount divided by the specified amount prior to the decrease. In the case of a policy with prior increases, these fractional surrender charges will be calculated separately for the initial specified amount and each increase in specified amount. For a policy with prior increases in specified amounts, these decreases will be made on a last in first out ("LIFO") basis and therefore decrease each segment in reverse order of its effective date.

Decreases in the specified amount resulting from a partial surrender or a death benefit option change that do not change the net amount risk will not incur a proportional surrender charge.

Reductions to Surrender Charges

Surrender charges are reduced in subsequent policy years as follows:


------------------------------ --------------------------------------------
     COMPLETED NUMBER OF           SURRENDER CHARGE AS A % OF INITIAL
        POLICY YEARS                        SURRENDER CHARGES
------------------------------ --------------------------------------------
              0                                   100%
------------------------------ --------------------------------------------
              1                                   100%
------------------------------ --------------------------------------------
              2                                    90%
------------------------------ --------------------------------------------
              3                                    80%
------------------------------ --------------------------------------------
              4                                    70%
------------------------------ --------------------------------------------
              5                                    60%
------------------------------ --------------------------------------------
              6                                    50%
------------------------------ --------------------------------------------
              7                                    40%
------------------------------ --------------------------------------------
              8                                    30%
------------------------------ --------------------------------------------
         9 and after                               0%
------------------------------ --------------------------------------------


The surrender charge is reduced by any partial surrender charge actually paid on previous decreases in specified amount.

For the initial specified amount, a completed policy year (in the chart above) is measured from the issue date. For any increase in specified amount, a completed policy year (in the chart above) is measured from the effective date of the increase.

Special guaranteed maximum surrender charges apply in Pennsylvania (see "Appendix B").

MONTHLY COST OF INSURANCE

The monthly cost of insurance charge for each policy month is determined by multiplying the monthly cost of insurance rate by the net amount at risk. This deduction is charged proportionately to the cash value in each sub-account and the fixed account.


If death benefit Option 1 or Option 3 (Option 3 is not available in New York) is in effect and there have been increases in the specified amount, then the cash value will first be considered a part of the initial specified amount. If the cash value exceeds the initial specified amount, the excess will then be considered a part of the additional increases in specified amount resulting from the increases in the order of the increases.


Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates for policies issued on specified amounts less than $100,000 are based on the 1980 Commissioners' Extended Term Mortality Table, Age Last Birthday (1980 CET). Guaranteed cost of insurance rates for policies issued on specified amounts $100,000 or more are based on the 1980 Commissioners' Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the guaranteed cost of insurance rate on a standard basis. These mortality tables are sex distinct. In addition, separate mortality tables will be used for tobacco and non-tobacco.

Mortality tables are unisex for:


  -   policies issued in the State of Montana; and

  - group or sponsored arrangements (including employees of Nationwide and their family members).

The rate class of an insured may affect the cost of insurance rate. Nationwide currently places insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Nationwide may also issue certain policies on a "non-medical" basis to certain categories of individuals. Due to the underwriting criteria established for policies issued on a non-medical basis, actual rates will be higher than the current cost of insurance rates being charged under policies that are medically underwritten.

MONTHLY ADMINISTRATIVE CHARGE

Nationwide deducts an administrative expense charge proportionately from the cash value in each sub-account and the fixed account on a monthly basis. This charge reimburses Nationwide for certain expenses related to the maintenance of the policies including accounting and record keeping, and periodic reporting to policy owners. Currently, this charge is $10 per month in the first year, and $5 per month in renewal years. Nationwide may, at its sole discretion, increase this charge. However, Nationwide guarantees that this charge will never exceed $10 per month in the first year and $7.50 per month in renewal years.

MORTALITY AND EXPENSE RISK CHARGE


Nationwide assumes certain risks for guaranteeing the mortality and expense charges. The mortality risk assumed under the policies is that the insured may not live as long as expected. The expense risk assumed is that the expenses incurred in issuing and administering the policies may be greater than expected. In addition, Nationwide assumes risks associated with the non-recovery of policy issuance, underwriting and other administrative expenses due to policies that lapse or are surrendered in early policy years.

Nationwide deducts the mortality and expense risk charge from the variable account on a monthly basis. Mortality and expense risk deductions will be charged proportionally to the cash value in each sub-account. The mortality and expense risk charge compensates Nationwide for assuming risks associated with mortality and administrative costs. The mortality and expense risk charge is assessed on a monthly basis as follows:



-------------------------------- ------------------------------ -------------------------------
                                           COMPLETED                      COMPLETED
  VARIABLE CASH VALUE AMOUNT          YEARS 1 THROUGH 15              YEARS 16 AND AFTER
-------------------------------- ------------------------------ -------------------------------
         First $25,000                       0.60%                          0.60%
-------------------------------- ------------------------------ -------------------------------

         Next $225,000                       0.30%                          0.10%
-------------------------------- ------------------------------ -------------------------------

         Over $250,000                       0.10%                          0.10%
-------------------------------- ------------------------------ -------------------------------


Policy owners receive quarterly and annual statements advising policy owners of the cancellation of accumulation units for mortality and expense risk charges.

These charges are all guaranteed. Nationwide may realize a profit from this charge.

INCOME TAX

No charge is assessed to policy owners for income taxes incurred by Nationwide as a result of the operations of the sub-accounts. However, Nationwide reserves the right to assess a charge for income taxes against the variable account if income taxes are incurred.

REDUCTION OF CHARGES


The policy is available for purchase by individuals, corporations and other groups. Nationwide may reduce or eliminate certain charges (sales load, surrender charge, monthly administrative charge, monthly cost of insurance charge, or other charges) where the size or nature of the group results in savings to Nationwide with respect to sales, underwriting, administrative or other costs. These charges may be reduced in certain group or sponsored arrangements made available by Nationwide (including employees of Nationwide and their families).


Eligibility for reduction in charges and the amount of any reduction is determined by a number of factors, including:

  -   the number of insureds;
  -   the total premium expected to be paid;
  -   total assets under management for the policy owner;
  -   the nature of the relationship among individual insureds;
  -   the purpose for which the policies are being purchased;
  -   the expected persistency of individual policies; and
  - any other circumstances which are rationally related to the expected reduction in expenses.

The extent and nature of reductions may change from time to time. The charge structure may vary. Variations are determined in a manner not unfairly discriminatory to policy owners which reflects differences in costs of services.

SURRENDERING THE POLICY FOR CASH

SURRENDERS (REDEMPTIONS)

Policies may be surrendered for the cash surrender value any time while the insured is living. The cancellation will be effective as of the date Nationwide receives the policy accompanied by a signed, written request for cancellation. In some cases, Nationwide may require additional documentation of a customary nature.


Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to 6 months from the date of the surrender request.


CASH SURRENDER VALUE

The cash surrender value increases or decreases daily to reflect the investment experience of the variable account and the daily crediting of interest in the fixed account and the policy loan account.

The cash surrender value equals the policy's cash value, next computed after the date Nationwide receives a proper written request for surrender and the policy, minus any charges, indebtedness or other deductions due on that date, which may also include a surrender charge.

PARTIAL SURRENDERS

After the policy has been in force for one year, the policy owner may request a partial surrender.

Partial surrenders are permitted if they satisfy the following requirements:

  (1) the minimum partial surrender is $200;

  (2) partial surrenders may not reduce the specified amount below the minimum specified amount;

  (3) during the first 10 policy years, the maximum amount of a partial surrender cannot exceed 10% of cash surrender value as of the beginning of the policy year;

  (4) beginning with the 11th policy year, the maximum amount of a partial surrender is the cash surrender value less the greater of $500 or three monthly deductions; and

  (5) after the partial surrender, the policy continues to qualify as life insurance.

When a partial surrender is made, the cash value will be reduced by the amount of the partial surrender. Further, the specified amount will be reduced by the amount necessary to prevent any increase to the net amount at risk, unless the partial surrender is treated as a preferred partial surrender.

Preferred Partial Surrenders

A partial surrender is considered a preferred partial surrender if:

  (1) the surrender occurs before the 15th policy anniversary; and

  (2) the surrender amount plus the amount of any previous preferred policy surrenders in that same policy year does not exceed 10% of the cash surrender value as of the beginning of the policy year.

Reduction of the Specified Amount

When a partial surrender is made, in addition to the cash value being reduced by the amount of the partial surrender, the specified amount may also be reduced (except in the case of a preferred partial surrender). The reduction to the specified amount will be made in the following order:

  (1) against the most recent increase in the specified amount;

  (2) against the next most recent increases in the specified amount in succession; and

  (3) against the specified amount under the original application.

Nationwide reserves the right to deduct a fee from the partial surrender amount. The maximum fee is $25 or 5% of the partial surrender amount, whichever is less. Preferred partial surrenders are not subject to this fee. Certain partial surrenders may result in currently taxable income and tax penalties.

INCOME TAX WITHHOLDING

Federal law requires Nationwide to withhold income tax from any portion of surrender proceeds subject to tax. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of his or her request not to withhold. If a policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax. Policy owners should consult a tax adviser.

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

  (1) the value each year of the life insurance protection provided;

  (2) an amount equal to any employer-paid premiums; or

  (3) some or all of the amount by which the current value exceeds the employer's interest in the policy.

Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

VARIATION IN CASH VALUE


On any date during the policy year, the cash value equals the cash value on the preceding valuation period, plus any net premium applied since the previous valuation period, minus any partial surrenders, plus or minus any investment results, minus any surrender charge for decreases in specified amount, and less any policy charges.


There is no guaranteed cash value. The cash value will vary with the investment experience of the variable account and/or the daily crediting of interest in the fixed account and policy loan account depending on the allocation of cash value by the policy owner.

POLICY PROVISIONS

POLICY OWNER

While the insured is living, all rights in this policy are vested in the policy owner named in the application or as subsequently changed, subject to assignment, if any.


The policy owner may name a contingent policy owner or a new policy owner while the insured is living. Any change must be in a written form satisfactory to Nationwide and received at Nationwide's home office. Once received, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before the change was received. Nationwide may require that the policy be submitted for endorsement before making a change.

If the policy owner is other than the insured, names no contingent policy owner, and dies before the insured, the policy owner's rights in the policy belong to the policy owner's estate.

BENEFICIARY

The beneficiary(ies) will be as named in the application or as subsequently changed, subject to assignment, if any.


The policy owner may name a new beneficiary while the insured is living. Any change must be in a written form satisfactory to Nationwide and received at Nationwide's home office. Once received, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before the change was received.


If any beneficiary predeceases the insured, that beneficiary's interest passes to any surviving beneficiary(ies), unless otherwise provided. Multiple beneficiaries will be paid in equal shares, unless otherwise provided. If no named beneficiary survives the insured, the death proceeds will be paid to the policy owner or the policy owner's estate.

CHANGES IN EXISTING INSURANCE COVERAGE

The policy owner may request certain changes in the insurance coverage under the policy. Requests must be in writing and received by Nationwide. No change will take effect unless the cash surrender value after the change is sufficient to keep the policy in force for at least 3 months.

Specified Amount Increases

After the first policy year, the policy owner may request an increase to the specified amount. Any increase will be subject to the following conditions:


  (1) the request must be made in writing;


  (2) satisfactory evidence of insurability must be provided;

  (3) the increase must be for a minimum of $10,000;


  (4) the cash surrender value is sufficient to keep the policy in force for at least 3 months; and


  (5) the age at the time of increase must satisfy the same age requirements as new issues.


Any approved increase will have an effective date of the monthly anniversary date on or next following the date Nationwide approves the supplemental application. Nationwide reserves the right to limit the number of specified amount increases to one each policy year.


Specified Amount Decreases


After the first policy year, the policy owner may also request a decrease to the specified amount. Any approved decrease will be effective on the monthly anniversary date on or next following the date Nationwide receives the request. Any such decrease will reduce the insurance in the following order:


  (1) against insurance provided by the most recent increase;

  (2) against the next most recent increases successively; and

  (3) against insurance provided under the original application.

Nationwide reserves the right to limit the number of specified amount decreases to one each policy year. Nationwide will refuse a request for a decrease which would:

  (1) reduce the specified amount to less than the minimum specified amount; or

  (2) disqualify the policy as a contract for life insurance; or


  (3) result in both:

      (a) a negative guideline single premium; and

      (b) an aggregate guideline level premium that would be negative at any time prior to the maturity of the policy.


OPERATION OF THE POLICY

ALLOCATION OF NET PREMIUM AND CASH VALUE

Nationwide allocates premium payments to sub-accounts or the fixed account, as instructed by policy owners. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of allocations must equal 100%. Future premium allocations may be changed by giving written notice to Nationwide.


Premiums allocated to a sub-account on the application are allocated to the NSAT Money Market Fund during the period in which the policy owner may cancel the policy, unless a specific state requires premiums to be allocated to the fixed account. (In New York, premiums are allocated to either the NSAT Money Market Fund or the fixed account based on the policy owner's election.) At the expiration of this period, the premiums are used to purchase units of the sub-accounts which correspond to shares of the underlying mutual funds specified by the policy owner. Shares of the underlying mutual funds are purchased at net asset value, then converted into unit values for purposes of determining the policy owner's interest in the sub-account(s).


The policy owner may change the allocation of net premiums or may transfer cash value from one sub-account to another. Changes are subject to the terms and conditions imposed by each underlying mutual fund and those found in this prospectus. Net premiums allocated to the fixed account at the time of application may not be transferred from the fixed account prior to the first policy anniversary (see "Transfers").

HOW THE INVESTMENT EXPERIENCE IS DETERMINED

The accumulation unit value for a valuation period is determined by multiplying the accumulation unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period.

NET INVESTMENT FACTOR

The net investment factor for any valuation period is determined by dividing (a) by (b) where:


(a)   is the sum of:


      (1) the net asset value per share of the underlying mutual fund held in the sub-account as of the end of the current valuation period; and


      (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).


(b) is the net asset value per share of the underlying mutual fund determined as of the end of the immediately preceding valuation period.


Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of underlying mutual fund shares, because of the deduction for mortality and expense risk charge, and any charge or credit for tax reserves.


Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

DETERMINING THE CASH VALUE


The cash value is the sum of the value of all variable account accumulation units attributable to the policy plus amounts credited to the fixed account and the policy loan account. Nationwide will determine the value of the assets in a variable account at the end of each valuation period. The cash value will be determined at least monthly.


The number of accumulation units credited to each sub-account is determined by dividing the net amount allocated to the sub-account by the accumulation unit value for the sub-account for the valuation period during which the premium is received by Nationwide. In the event part or all of the cash value is surrendered or charges or deductions are made against the cash value, an appropriate number of accumulation units from the variable account and an appropriate amount from the fixed account will be deducted in the same proportion that the policy owner's interest in the variable account and the fixed account bears to the total cash value.


The cash value in the fixed account and the policy loan account is credited with interest daily at an effective annual rate which Nationwide periodically declares. The annual effective rate will never be less than 3%. (For a description of the annual effective credited rates, see "The Fixed Account" and "Policy Loans.") Upon request, Nationwide will inform the policy owner of the current applicable rates for each account.


TRANSFERS

Policy owners can transfer allocations without penalty or adjustment subject to the following conditions:

  - Nationwide reserves the right to restrict transfers between the fixed account and the sub-accounts to one per policy year;

  - transfers made to the fixed account may not be made in the first policy year;

  - Nationwide reserves the right to restrict the amount transferred from the fixed account to 20% of that portion of the cash value attributable to the fixed account as of the end of the previous policy year (subject to state restrictions). Policy owners who have entered into Dollar Cost Averaging agreements with Nationwide may transfer under the terms of that agreement;

  - Nationwide reserves the right to restrict the amount transferred to the fixed account to 20% of that portion of cash value attributable to the sub-accounts as of the close of business of the prior valuation period; and


  - Nationwide reserves the right to refuse a transfer to the fixed account if the fixed account value is greater than or equal to 30% of the total policy value.

Transfer Requests


Nationwide will accept transfer requests in writing, over the telephone or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privileges upon 30 days written notice to policy owners.

Market-Timing Firms

Some policy owners may use market-timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market-timing firms will submit transfer requests on behalf of multiple policy owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage policy owners not using market-timing firms. To avoid this, Nationwide may modify the transfer rights of policy owners who use market-timing firms (or other third parties) to initiate transfers on their behalf.

The transfer rights of individual policy owners will not be modified in any way when instructions are submitted directly by the policy owner, or by the policy owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect policy owners, Nationwide may refuse transfer requests:

  - submitted by any agent acting under a power of attorney on behalf of more than one policy owner; or

  - submitted on behalf of individual policy owners who have executed pre-authorized exchange forms which are submitted by market-timing firms (or other third parties) on behalf of more than one policy owner at the same time.

Nationwide will not restrict transfer rights unless Nationwide believes it to be necessary for the protection of all policy owners.

RIGHT TO REVOKE

A policy owner may cancel the policy by returning it by the latest of:

  -   10 days after receiving the policy;

  -   45 days after signing the application; or

  -   10 days after Nationwide delivers a Notice of Right of Withdrawal.

The policy can be mailed to the registered representative who sold it, or directly to Nationwide.

Returned policies are deemed void from the beginning. Nationwide will refund the amount prescribed by the state in which the policy was issued within seven days after it receives the policy. (In New York, Nationwide will refund any premiums paid.) The refunded policy value will reflect the deduction of any policy charges, unless otherwise required by law. This right varies by state.

POLICY LOANS

TAKING A POLICY LOAN

The policy owner may take a policy loan at any time using the policy as security. In states other than New York, maximum policy indebtedness is limited to cash value attributable to both fixed and policy loan accounts, and 90% of the cash value of the variable account, less any surrender charges. In New York, maximum policy indebtedness is limited to 90% of the cash value attributable to the fixed account, policy loan account, and variable account, less any surrender charges. Nationwide will not grant a loan for an amount less than $200. Policy indebtedness will be deducted from the death benefit, cash surrender value upon surrender, or the maturity proceeds.

Any request for a policy loan must be in written form. The request must be signed. Certain policy loans may result in currently taxable income and tax penalties.

A policy owner considering the use of policy loans in connection with his or her retirement income plan should consult his or her personal tax adviser regarding potential tax consequences that may arise if necessary payments are not made to keep the policy from lapsing. The amount of the payments necessary to prevent the policy from lapsing will increase with age.

EFFECT ON INVESTMENT PERFORMANCE

When a loan is made, an amount equal to the amount of the loan is transferred from the variable account to the policy loan account. If the assets relating to a policy are held in more than one sub-account, withdrawals from the sub-accounts will be made in proportion to the assets in each sub-account at the time of the loan. Policy loans will be transferred from the fixed account only when sufficient amounts are not available in the sub-accounts.

The amount taken out of the variable account will not be affected by the variable account's investment experience while the loan is outstanding.


LOAN INTEREST


The annual effective loan interest rate charged on policy loans is 3.9%.

On a current basis, the cash value in the policy loan account is credited with an annual effective rate of 3% during policy years 1 through 10 and an annual effective rate of 3.9% during the 11th and subsequent policy years. Nationwide may change the current interest crediting rate on the policy loans at any time at its sole discretion. However, the crediting rate is guaranteed never to be lower than 3% during policy years 1 through 10 and 3.65% during the 11th and subsequent policy years.


Nationwide retains the right to increase the net cost (by decreasing the interest crediting rate) on all subsequent policy loans to an amount that would result in the transaction being treated as a loan under federal tax law if it is determined that such loans will be treated, as a result of the difference between the interest crediting rate and the loan interest rate, as taxable distributions under any applicable ruling, regulation, or court decision. If this amount is not prescribed by such ruling, regulation, or court decision, the amount will be that which Nationwide considers more likely to result in the transaction being treated as a loan under federal tax law.

Amounts transferred to the policy loan account will earn interest daily from the date of transfer. The earned interest is transferred from the policy loan account to the variable account or the fixed account on each policy anniversary, at the time a new loan is requested, or at the time of loan repayment. The earned interest will be allocated according to the fund allocation factors in effect at the time of the transfer.


Interest is charged daily and is payable at the end of each policy year or at the time of loan repayment. Unpaid interest will be added to the existing policy indebtedness as of the due date and will be charged interest at the same rate as the rest of the indebtedness.

Whenever the total policy indebtedness exceeds the cash value less any surrender charges, and if the guaranteed policy continuation provision is not in effect, Nationwide will send a notice to the policy owner and the assignee, if any. The policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total policy indebtedness to an amount equal to the total cash value less any surrender charges plus an amount sufficient to continue the policy in force for 3 months. Alternatively, if the policy is in the guaranteed policy continuation period, a payment which will bring the guaranteed policy continuation provision into effect will be considered sufficient if such an amount is less than the premium required to bring the cash surrender value to zero and cover 3 months of deductions.

EFFECT ON DEATH BENEFIT AND CASH VALUE

A policy loan, whether or not repaid, will have a permanent effect on the death benefit and cash value because the investment results of the variable account or the fixed account will apply only to the non-loaned portion of the cash value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the variable account or the fixed account while the loan is outstanding, the effect could be favorable or unfavorable.

REPAYMENT

All or part of the indebtedness may be repaid at any time while the policy is in force during the insured's lifetime. Any payment intended as a premium payment, rather than a loan repayment, must be identified as such. Loan repayments will be credited to the sub-accounts and the fixed account in proportion to the policy owner's underlying mutual fund allocation factors in effect at the time of the repayment. Each repayment may not be less than $50. Nationwide reserves the right to require that any loan repayments resulting from policy loans transferred from the fixed account must be first allocated to the fixed account.

ASSIGNMENT

While the insured is living, the policy owner may assign his or her rights in the policy. The assignment must be in writing, signed by the policy owner and received at Nationwide's home office. Prior to being received, assignments will not affect any payments made or actions taken by Nationwide. Nationwide is not responsible for any assignment not submitted, nor is Nationwide responsible for the sufficiency of any assignment. Assignments are subject to any indebtedness owed to Nationwide before being received.

POLICY OWNER SERVICES

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. This program is not available in the State of New York. Nationwide does not guarantee that this program will result in profit or protect policy owners from loss.


Policy owners direct Nationwide to automatically transfer specified amounts from the fixed account, Federated Insurance Series - Federated Quality Bond Fund II, Fidelity VIP High Income Portfolio, NSAT Government Bond Fund, NSAT Federated NSAT High Income Bond Fund, and the NSAT Money Market Fund.


Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the policy owner instructs Nationwide in writing to stop the transfers.

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide reserves the right to assess a processing fee for this service.


ENHANCED DOLLAR COST AVERAGING

Similar to Dollar Cost Averaging, Enhanced Dollar Cost Averaging ("Enhanced DCA") is a one-year transfer program that allows you to make regular investments over time. It involves the automatic transfer of a specified amount from a fixed account into the variable sub-accounts. Only the initial premium payment and any subsequent 1035 exchanges may be allocated to the Enhanced DCA Account. The fixed account for the Enhanced DCA will have a set rate of return on the amount in the account. Nationwide will set rates of return each quarter. This rate of return will apply for one year to all premiums allocated to the Enhanced DCA Account in that quarter. Nationwide does not guarantee that this program will result in profit or protect policy owners from loss. This program is not available in the State of New York.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers unit either the value in the originating investment option is exhausted, or the policy owner instructs Nationwide in writing to stop the transfers.

Transfers from the fixed account will be 1/11th of the fixed account value one month after issue, 1/10th at the end of the 2nd month, 1/9th at the end of the 3rd month and so on.

Nationwide reserves the right to stop establishing new Enhanced DCA programs. Nationwide reserves the right to assess a processing fee for this service.


DEATH BENEFIT INFORMATION

CALCULATION OF THE DEATH BENEFIT


At issue, the policy owner irrevocably elects either of the following tests qualifying the policy as life insurance under Section 7702 of the Internal Revenue Code: (1) the guideline premium/cash value corridor test; or (2) the cash value accumulation test. The cash value accumulation test is not available for policies issued for delivery in the State of New York.


While the policy is in force, the death benefit will never be less than the specified amount. The death benefit may vary with the cash value of the policy, which depends on investment performance.

In states other than New York, the policy owner may choose one of three death benefit options. In New York, only death benefit Options 1 and 2 are available.


OPTION 1. The death benefit will be the greater of the specified amount or minimum required death benefit. Under Option 1, the amount of the death benefit will ordinarily not change for several years to reflect the investment performance and may not change at all. If investment performance is favorable, the amount of death benefit may increase. To see how and when investment performance will begin to affect death benefits, see the illustrations in Appendix C.


OPTION 2. The death benefit will be the greater of the specified amount plus the cash value as of the date of death, or minimum required death benefit and will vary directly with the investment performance.


OPTION 3. The death benefit is the greater of the minimum required death benefit or the sum of the specified amount on the date of death and accumulated premium account which consists of all premium payments accumulated to date of death less partial surrenders accumulated to date of death. The accumulations will be calculated based on the Option 3 interest rate shown on the policy data page. In no event will the accumulated premium account be less than zero or greater than the maximum accumulated premium account shown on the policy data page.


For any death benefit option, the calculation of the minimum required death benefit is shown on the policy data page. The minimum required death benefit is the lowest death benefit which will qualify the policy as life insurance under
Section 7702 of the Internal Revenue Code. A change in death benefit option will not be permitted if it results in the total premiums paid exceeding the then current maximum premium limitations under Section 7702 of the Internal Revenue Code where the policy owner has selected guideline premium/cash value corridor test.

CHANGES IN THE DEATH BENEFIT OPTION


After the first policy year, the policy owner may elect to change the death benefit option under the policy from either Option 1 to Option 2, or from Option 2 to Option 1. Only one change of death benefit option is permitted per policy year. The effective date of a change will be the monthly anniversary date following the date the change is approved by Nationwide.


In order for any change in the death benefit option to become effective, the cash surrender value, after a change, must be sufficient to keep the policy in force for at least three months.

Nationwide will adjust the specified amount so that the net amount at risk remains constant before and after the death benefit option change. A change in death benefit option will not be permitted if it results in the total premiums paid exceeding the then current maximum premium limitations under Section 7702 of the Internal Revenue Code where the policy owner has selected guideline premium/cash value corridor test.

PROCEEDS PAYABLE ON DEATH

The actual death proceeds payable on the insured's death will be the death benefit as described above, less any policy indebtedness, and less any unpaid policy charges. Under certain circumstances, the death proceeds may be adjusted (see "Incontestability," "Error in Age or Sex," and "Suicide").

INCONTESTABILITY

Nationwide will not contest payment of the death proceeds based on the initial specified amount after the policy has been in force during the insured's lifetime for 2 years from the policy date. For any increase in specified amount requiring evidence of insurability, Nationwide will not contest payment of the death proceeds based on such an increase after it has been in force during the insured's lifetime for 2 years from its effective date.

ERROR IN AGE OR SEX

If the age or sex of the insured has been misstated, the death benefit and cash value will be adjusted. The cash value will be adjusted to reflect the cost of insurance charges on the correct age and sex from the policy date.

SUICIDE

If the insured dies by suicide, while sane or insane, within 2 years from the policy date, Nationwide will pay no more than the sum of the premiums paid, less any indebtedness and less any partial surrenders. If the insured dies by suicide, while sane or insane, within 2 years from the date an application is accepted for an increase in the specified amount, Nationwide will pay no more than the amount paid for the additional benefit.

MATURITY PROCEEDS

The maturity date is the policy anniversary on or next following the insured's 100th birthday. If the policy is still in force, maturity proceeds are payable to the policy owner on the maturity date. Maturity proceeds are equal to the amount of the policy's cash value, less any indebtedness.

EXCHANGE RIGHTS

The policy owner may exchange the policy for a flexible premium adjustable life insurance policy offered by Nationwide on the policy date. The benefits for the new policy will not vary with the investment experience of a separate account. The exchange must be elected within 24 months from the policy date. No evidence of insurability will be required.

The policy owner and beneficiary under the new policy will be the same as those under the exchanged policy on the effective date of the exchange. The new policy will have a death benefit on the exchange date not more than the death benefit of the original policy immediately prior to the exchange date. The new policy will have the same policy date and issue age as the original policy. The initial specified amount and any increases in specified amount will have the same rate class as those of the original policy. Any indebtedness may be transferred to the new policy.


The exchange may be subject to an equitable adjustment in rates and values to reflect variances, if any, in the rates and values between the two policies. After the adjustment, any amount necessary to keep the policy in force must be paid by the policy owner to Nationwide in cash. The exchange may be subject to federal income tax withholding (see "Income Tax Withholding").


GRACE PERIOD AND GUARANTEED POLICY CONTINUATION PERIOD

GRACE PERIOD


If the cash surrender value on a monthly anniversary date is not sufficient to cover the current monthly deduction, and the guaranteed policy continuation provision is not in effect, a grace period will be allowed for the payment of a premium of the lesser of at least 3 times the current monthly deduction and the premium required to bring the guaranteed policy continuation provision back into effect. Nationwide will send the policy owner a notice at the start of the grace period, at the address in the application or another address specified by the policy owner, stating the amount of premium required. The grace period will end 61 days after the day the notice is mailed. If sufficient premium is not received by Nationwide by the end of the grace period, the policy will lapse without value. If death proceeds become payable during the grace period, Nationwide will pay the death proceeds.

GUARANTEED POLICY CONTINUATION PERIOD


This policy will not lapse during the guaranteed policy continuation period provided that on each monthly anniversary date (1) is greater than or equal to
(2) where:


  (1) is the sum of all premiums paid to date minus any indebtedness, and minus any partial surrenders; and


  (2) is the sum of minimum monthly premiums required since the policy date including the minimum monthly premium for the current monthly anniversary date.


The guaranteed policy continuation period is the lesser of 30 policy years or the number of policy years until the insured reaches attained age 65. For policies issued to ages greater than 55, the guaranteed policy continuation period is 10 policy years.


This provision is subject to state insurance restrictions. In the State of New York, the guaranteed policy continuation period is the lesser of 30 policy years or the number of policy years until the insured reaches attained age 65. For policies issued to ages greater than 62, the guaranteed policy continuation period is 3 policy years. In the State of Texas, the guaranteed policy continuation period is 9 policy years for all issue ages. In the State of Massachusetts, the guaranteed policy continuation period is 5 policy years for all issue ages.


REINSTATEMENT

If the grace period ends and the policy owner has neither paid the required premium nor surrendered the policy for its cash surrender value, the policy owner may reinstate the policy by:

  (1) submitting a written request at any time within 3 years after the end of the grace period and prior to the maturity date;

  (2) providing evidence of insurability satisfactory to Nationwide;

  (3) paying sufficient premium to cover all policy charges that were due and unpaid during the grace period;

  (4) paying sufficient premium to keep the policy in force for 3 months from the date of reinstatement, or, if the policy is in the guaranteed policy continuation period, paying the lesser of (a) and (b) where:

      (a) is premium sufficient to keep the policy in force for 3 months from the date of reinstatement; and

      (b) is premium sufficient to bring the guaranteed policy continuation provision into effect; and

  (5) paying or reinstating any indebtedness against the policy which existed at the end of the grace period.


The effective date of a reinstated policy will be the monthly anniversary date on or next following the date the application for reinstatement is approved by Nationwide. If the policy is reinstated, the cash value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the lesser of:


  (1) the cash value at the end of the grace period; or

  (2) the surrender charge for the policy year in which the policy was reinstated.

Amounts allocated to underlying mutual funds at the start of the grace period will be reinstated, unless the policy owner provides otherwise.

TAX MATTERS

POLICY PROCEEDS


Section 7702 of the Internal Revenue Code provides that if certain tests are met, a policy will be treated as a life insurance policy for federal tax purposes. Nationwide will monitor compliance with these tests. The policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the death proceeds payable under a policy are generally excludable from gross income of the beneficiary under Section 101 of the Internal Revenue Code. However, if the policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary's gross income.


Section 7702A of the Internal Revenue Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums (see "Information about the Policies").


As a general rule, distributions from a life insurance policy (other than a modified endowment contract) during the life of the insured are treated as the non-taxable return of premium, to the extent of premiums previously paid. For this purpose, dividends that are used to purchase riders are treated as distributions; dividends that are used to purchase paid-up additions or to reduce premiums are not treated as distributions. Aggregate amounts distributed in excess of aggregate premiums paid are generally treated as taxable ordinary income. A loan from a life insurance policy that is not a modified endowment contract generally is not treated as a taxable distribution. However, if the total loan is not repaid and is forgiven (such as if the life insurance policy lapses or is surrendered), then the amount of the outstanding loan balance is treated as a distribution to the policy owner and may be treated as ordinary income in whole or in part.

The Internal Revenue Code provides special rules for the states taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts (other than certain distributions to terminally ill individuals). Under these special rules, such transactions are taxable to the extent the cash value of the policy exceeds, at the time of distribution, the premiums paid into the policy. In addition, 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2, disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Internal Revenue Code. Under certain circumstances, certain distributions made under a policy on the life of a "terminally ill individual", as that term is defined in the Internal Revenue Code, are treated as death proceeds and are subject to the death benefit rules of Section 101 of the Internal Revenue Code described above.

The policies offered by this prospectus may or may not be issued as modified endowment contracts. If the policy is not issued as a modified endowment contract, Nationwide will monitor premiums paid and will notify the policy owner when the policy's non-modified endowment status is in jeopardy. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Internal Revenue Code. The policy owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the policy. Under certain conditions, a policy may become a modified endowment, or may become subject to a new 7 year testing period as a result of a material change or a reduction in benefits as defined by
Section 7702A(c) of the Internal Revenue Code.

In addition to meeting the tests required under Section 7702, Section 817(h) of the Internal Revenue Code requires that the investments of separate accounts, such as the variable account, be adequately diversified. Regulations under 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. The amount will be based on the tax that would have been paid by the policy owner if the income, for the period the policy was not diversified, had been received by the policy owner.

If the failure to diversify is not corrected in this manner, the policy owner will be deemed to be the owner of the underlying securities and taxed on the earnings of his or her account.


Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

Nationwide will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the sub-account investments to remain in compliance.

A total surrender or cancellation of the policy by lapse or the maturity of the policy on its maturity date may have adverse tax consequences. If the amount received by the policy owner plus total policy indebtedness exceeds the premiums paid into the policy, then the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

WITHHOLDING


Distributions of income from a life insurance policy (including a modified endowment contract) are subject to federal income tax withholding; however, the recipient may elect not to have the withholding taken from the distribution. A distribution of income from a modified endowment contract may be subject to mandatory back-up withholding (which cannot be waived). The mandatory back-up withholding rate is 31% of the income that is distributed and will arise if no taxpayer identification number is provided to Nationwide, or if the IRS notifies Nationwide that back-up withholding is required.

FEDERAL ESTATE AND GENERATION-SKIPPING TRANSFER TAXES


The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 2001, an estate of less than $675,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes, for certain amounts that pass to the surviving spouse.


When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary.

If the policy owner (whether or not he or she is the insured) transfers ownership of the policy to another person, such transfer may be subject to a federal gift tax. In addition, if such policy owner transfers the policy to someone two or more generations younger than the policy owner, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the policy.

Similarly, if the beneficiary is two or more generations younger than the insured, the payment of the death proceeds at the death of the insured may be subject to the GSTT. Pursuant to regulations recently promulgated by the U.S. Secretary of the Treasury, Nationwide may be required to withhold a portion of the death proceeds and pay them directly to the IRS as the GSTT liability.

The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.

The tax rate is a flat rate equal to the maximum estate tax rate (currently 55%), and there is a provision for an aggregate $1 million exemption. Due to the complexity of these rules, the policy owner should consult with counsel and other competent advisors regarding these taxes.

NON-RESIDENT ALIENS

Pre-death distributions from modified endowment contracts to nonresident aliens ("NRAs") are generally subject to federal income tax and tax withholding, at a statutory rate of 30% of the amount of income that is distributed. Nationwide is required to withhold such amount from the distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates, if the United States has entered into an applicable treaty.

However, in order to obtain the benefits of such treaty provisions, the NRA must give to Nationwide sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. In addition, the NRA must obtain an individual taxpayer identification number from the IRS, and furnish that number to Nationwide prior to the distribution. If Nationwide does not have the proper proof of citizenship or residency and a proper individual taxpayer identification number prior to any distribution, Nationwide will be required to withhold 30% of the income, regardless of any treaty provision.

A pre-death distribution may not be subject to withholding where the recipient sufficiently establishes to Nationwide that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includible in the recipient's gross income for United States federal income tax purposes. Any such distributions may be subject to back-up withholding at the statutory rate (currently 31%) if no taxpayer identification number, or an incorrect taxpayer identification number, is provided.

State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.

TAXATION OF NATIONWIDE

Nationwide is taxed as a life insurance company under the Internal Revenue Code. Since the variable account is not a separate entity from Nationwide and its operations form a part of Nationwide, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the variable account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

Nationwide does not initially expect to incur any federal income tax liability that would be chargeable to the variable account. Based upon these expectations, no charge is currently being made against the variable account for federal income taxes. If, however, Nationwide determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the variable account.

Nationwide may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

TAX CHANGES

The foregoing discussion, which is based on Nationwide's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice.

The Internal Revenue Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If the policy owner, insured, or beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the death proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.


The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is NOT intended to be legal or tax advice. All information is subject to change without notice. You should consult your independent legal, tax and/or financial adviser for more information.


LEGAL CONSIDERATIONS

On July 6, 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. This decision applies only to benefits derived from premiums made on or after August 1, 1983. The policies offered by this prospectus are based upon actuarial tables which distinguish between men and women. Thus the policies provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this policy.

STATE REGULATION

Nationwide is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of Nationwide for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine Nationwide's contract liabilities and reserves so that the Insurance Department may certify the items are correct. Nationwide's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, Nationwide is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

REPORTS TO POLICY OWNERS

Nationwide will mail to the policy owner at the last known address of record:

  - an annual statement containing: the amount of the current death benefit, cash value, cash surrender value, premiums paid, monthly charges deducted, amounts invested in the fixed account and the sub-accounts, and policy indebtedness;

  - annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account; and

  - statements of significant transactions, such as changes in specified amount, changes in death benefit options, changes in future premium allocations, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement and termination.

ADVERTISING

Nationwide is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the investment experience or financial strength of the variable account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

EXPERTS


The financial statements of Nationwide and the variable account have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


REGISTRATION STATEMENT


A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the policies offered by this prospectus. This prospectus does not contain all the information in the Registration Statement and the exhibits to the Registration Statement. Statements contained in this prospectus as to the content of policies are summaries. You should read the policy to fully understand your contractual rights and obligations.


DISTRIBUTION OF THE POLICIES

The policies will be sold by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD"). The policies will be distributed by the general distributor, NISC. NISC was organized as an Oklahoma corporation on March 19, 1974. NISC is a wholly owned subsidiary of Nationwide and a member of the NASD.

NISC acts as general distributor for the following separate accounts, all of which are separate investment accounts of Nationwide or its affiliates:

  -   Nationwide VLI Separate Account-2;
  -   Nationwide VLI Separate Account-3;
  -   Nationwide VLI Separate Account-4;
  -   Nationwide Multi-Flex Variable Account;
  -   Nationwide Variable Account;
  -   Nationwide Variable Account-II;
  -   Nationwide Variable Account-5;
  -   Nationwide Variable Account-6;
  -   Nationwide Variable Account-8;
  -   Nationwide Variable Account-9;
  -   Nationwide Variable Account-10;

  -   Nationwide VA Separate Account-A;
  -   Nationwide VA Separate Account-B;
  -   Nationwide VA Separate Account-C;
  -   Nationwide VL Separate Account-A;
  -   Nationwide VL Separate Account-B;
  -   Nationwide VL Separate Account-C; and
  -   Nationwide VL Separate Account-D.



Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed 99% of the target premium plus 4% of any excess premium payments. Gross renewal commissions in years 2 through 10 paid by Nationwide will not exceed 4% of actual premium payment, and will not exceed 2% in policy years 11 and thereafter.


No underwriting commissions have been paid by Nationwide to NISC.



      NATIONWIDE INVESTMENT SERVICES CORPORATION DIRECTORS AND OFFICERS


----------------------------------------------------------------------------------------------------------------------------
                                                                  POSITIONS AND OFFICES
             NAME AND BUSINESS ADDRESS                               WITH UNDERWRITER
----------------------------------------------------------------------------------------------------------------------------
W.G. Jurgensen                                                 Chief Executive Officer and
One Nationwide Plaza                                                     Director
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------------
Joseph J. Gasper                                            Chairman of the Board and Director
One Nationwide Plaza
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------------
Richard A. Karas                                                Vice Chairman and Director
One Nationwide Plaza
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------------
Duane C. Meek                                                           President
One Nationwide Plaza
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------------
Philip C. Gath                                                           Director
One Nationwide Plaza
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------------
Susan A. Wolken                                                          Director
One Nationwide Plaza
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------------
Robert A. Oakley                                    Executive Vice President - Chief Financial Officer
One Nationwide Plaza
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------------
Robert J. Woodward, Jr.                            Executive Vice President - Chief Investment Officer
One Nationwide Plaza
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------------
Mark R. Thresher                                           Senior Vice President and Treasurer
One Nationwide Plaza
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------------
Barbara J. Shane                                           Vice President - Compliance Officer
Two Nationwide Plaza
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------------
Alan A. Todryk                                                  Vice President - Taxation
One Nationwide Plaza
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------------
John F. Delaloye                                                   Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------------
Glenn W. Soden                                            Associate Vice President and Secretary
One Nationwide Plaza
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------------
E. Gary Berndt                                                     Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------------
Carol L. Dove                              Associate Vice President-Treasury Services and Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                    POSITIONS AND OFFICES
             NAME AND BUSINESS ADDRESS                                 WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------------------------
Terry C. Smetzer                                                     Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT NATIONWIDE

The life insurance business, including annuities, is the only business in which Nationwide is engaged.

Nationwide markets its policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms.

Nationwide serves as depositor for the following separate investment accounts, each of which is a registered investment company:


  -   Nationwide Variable Account;
  -   Nationwide Variable Account-II;
  -   Nationwide Variable Account-3;
  -   Nationwide Variable Account-4;
  -   Nationwide Variable Account-5;
  -   Nationwide Variable Account-6;
  -   Nationwide Fidelity Advisor Variable Account;
  -   Nationwide Variable Account-8;
  -   Nationwide Variable Account-9;
  -   Nationwide Variable Account-10;
  -   MFS Variable Account;
  -   Nationwide Multi-Flex Variable Account;
  -   Nationwide VLI Separate Account;
  -   Nationwide VLI Separate Account-2;
  -   Nationwide VLI Separate Account-3;
  -   Nationwide VLI Separate Account-4; and
  -   Nationwide VLI Separate Account-5


Nationwide, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

Nationwide operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, Nationwide shares employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

Nationwide does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. Nationwide shares its home office, other facilities and equipment with Nationwide Mutual Insurance Company.

Company Management

Nationwide and Nationwide Life and Annuity Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Property and Casualty Insurance Company and Nationwide General Insurance Company and their affiliated companies comprise the Nationwide group of companies. The companies listed above have substantially common boards of directors and officers.

Nationwide Financial Services, Inc. ("NFS") is the sole shareholder of Nationwide. NFS serves as a holding company for other financial institutions. Nationwide is the sole owner of Nationwide Life and Annuity Insurance Company.


Each of the directors and officers listed below is a director or officer respectively of at least one or more of the other major insurance affiliates of the Nationwide group of companies. Messrs. Gasper and Woodward are also trustees of one or more of the registered investment companies distributed by Nationwide Investment Services Corporation, a registered broker-dealer affiliated with the Nationwide group of companies.

DIRECTORS OF NATIONWIDE


------------------------------------------------------------------------------------------
  DIRECTORS OF THE DEPOSITOR NAME AND PRINCIPAL          POSITIONS AND OFFICES
                BUSINESS ADDRESS                              WITH DEPOSITOR
------------------------------------------------------------------------------------------
Lewis J. Alphin                                                  Director
519 Bethel Church Road
Mount Olive, NC 28365-6107
------------------------------------------------------------------------------------------
A. I. Bell                                                       Director
4121 North River Road West
Zanesville, OH 43701
------------------------------------------------------------------------------------------
Yvonne M. Curl                                                   Director
Avaya Inc.
Room 3C322
211 Mt. Airy Road
Basing Ridge, NJ 07920
------------------------------------------------------------------------------------------
Kenneth D. Davis                                                 Director
7229 Woodmansee Road
Leesburg, OH 45135
------------------------------------------------------------------------------------------
Keith W. Eckel                                                   Director
1647 Falls Road
Clarks Summit, PA 18411
------------------------------------------------------------------------------------------
Willard J. Engel                                                 Director
301 East Marshall Street
Marshall, MN 56258
------------------------------------------------------------------------------------------
Fred C. Finney                                                   Director
1558 West Moreland Road
Wooster, OH 44691
------------------------------------------------------------------------------------------
Joseph J. Gasper                                      President and Chief Operating
One Nationwide Plaza                                      Officer and Director
Columbus, OH 43215
------------------------------------------------------------------------------------------
W.G. Jurgensen                                     Chief Executive Officer and Director
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------
David O. Miller                                    Chairman of the Board and Director
115 Sprague Drive
Hebron, OH 43025
------------------------------------------------------------------------------------------
Ralph M. Paige                                                   Director
Federation of Southern Cooperatives/Land
Assistance Fund
2769 Church Street
East Point, GA 30344
------------------------------------------------------------------------------------------
James F. Patterson                                               Director
8765 Mulberry Road
Chesterland, OH 44026
------------------------------------------------------------------------------------------
Arden L. Shisler                                                 Director
1356 North Wenger Road
Dalton, OH 44618
------------------------------------------------------------------------------------------
Robert L. Stewart                                                Director
88740 Fairview Road
Jewett, OH 43986
------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
  DIRECTORS OF THE DEPOSITOR NAME AND PRINCIPAL
                BUSINESS ADDRESS                  PRINCIPAL OCCUPATION
---------------------------------------------------------------------------------------------------------------------------
Lewis J. Alphin                                   Farm Owner and Operator, Bell Farms (1)
519 Bethel Church Road
Mount Olive, NC 28365-6107
---------------------------------------------------------------------------------------------------------------------------
A. I. Bell                                        Farm Owner and Operator (1)
4121 North River Road West
Zanesville, OH 43701
---------------------------------------------------------------------------------------------------------------------------
Yvonne M. Curl                                    Vice President, Chief Marketing Officer
Avaya Inc.                                        Avaya Inc.(2)
Room 3C322
211 Mt. Airy Road
Basing Ridge, NJ 07920
---------------------------------------------------------------------------------------------------------------------------
Kenneth D. Davis                                  Farm Owner and Operator (1)
7229 Woodmansee Road
Leesburg, OH 45135
---------------------------------------------------------------------------------------------------------------------------
Keith W. Eckel                                    Partner, Fred W. Eckel Sons; President, Eckel Farms, Inc. (1)
1647 Falls Road
Clarks Summit, PA 18411
---------------------------------------------------------------------------------------------------------------------------
Willard J. Engel                                  Retired General Manager, Lyon County Co-operative Oil Company (1)
301 East Marshall Street
Marshall, MN 56258
---------------------------------------------------------------------------------------------------------------------------
Fred C. Finney                                    Owner and Operator, Moreland Fruit Farm; Operator, Melrose Orchard (1)
1558 West Moreland Road
Wooster, OH 44691
---------------------------------------------------------------------------------------------------------------------------
Joseph J. Gasper                                  President and Chief Operating Officer, Nationwide Life Insurance
One Nationwide Plaza                              Company and Nationwide Life and Annuity Insurance Company (1)
Columbus, OH 43215
---------------------------------------------------------------------------------------------------------------------------
W.G. Jurgensen                                    Chairman and Chief Executive Officer (3)
One Nationwide Plaza
Columbus, OH 43215
---------------------------------------------------------------------------------------------------------------------------
David O. Miller                                   President, Owen Potato Farm, Inc.; Partner, M&M Enterprises (1)
115 Sprague Drive
Hebron, OH 43025
---------------------------------------------------------------------------------------------------------------------------
Ralph M. Paige                                    Executive Director Federation of Southern Cooperatives/Land
Federation of Southern Cooperatives/Land          Assistance Fund (1)
Assistance Fund
2769 Church Street
East Point, GA 30344
---------------------------------------------------------------------------------------------------------------------------
James F. Patterson                                Vice President, Pattersons, Inc.; President, Patterson Farms, Inc. (1)
8765 Mulberry Road
Chesterland, OH 44026
---------------------------------------------------------------------------------------------------------------------------
Arden L. Shisler                                  President and Chief Executive Officer, K&B Transport, Inc. (1)
1356 North Wenger Road
Dalton, OH 44618
---------------------------------------------------------------------------------------------------------------------------
Robert L. Stewart                                 Owner and Operator Sunnydale Farms and Mining (1)
88740 Fairview Road
Jewett, OH 43986
---------------------------------------------------------------------------------------------------------------------------



  (1) Principal occupation for last 5 years.


  (2) Prior to assuming this current position, Ms. Curl held other executive management positions with the Xerox Corporation.

  (3) Prior to assuming this current position, Mr. Jurgensen was Executive Vice President of Bank One Corporation. Prior to that, Mr. Jurgensen was Executive Vice President of First Chicago NBD.

Each of the directors is a director of the other major insurance affiliates of the Nationwide group of companies except Mr. Gasper who is a director only of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. Mr. Gasper is a director of NISC, a registered broker-dealer.


Messrs. Miller, Patterson, and Shisler are directors of Nationwide Financial Services, Inc. Messrs. Gasper and Woodward are trustees of Nationwide Separate Account Trust and Nationwide Asset Allocation Trust, registered investment companies.

EXECUTIVE OFFICERS OF NATIONWIDE


----------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS              OFFICES OF THE DEPOSITOR
----------------------------------------------------------------------------------------------------------------------
Richard D. Headley                               Executive Vice President
One Nationwide Plaza
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------
Michael S. Helfer                                Executive Vice President -Corporate Strategy
One Nationwide Plaza
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------
Donna A. James                                   Executive Vice President - Chief Administrative Officer
One Nationwide Plaza
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------
Robert A. Oakley                                 Executive Vice President - Chief Financial Officer and Treasurer
One Nationwide Plaza
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------
Robert J. Woodward, Jr.                          Executive Vice President - Chief Investment Officer
One Nationwide Plaza
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------
John R. Cook, Jr.                                Senior Vice President - Chief Communications Officer
One Nationwide Plaza
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------
Thomas L. Crumrine                               Senior Vice President
One Nationwide Plaza
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------
David A. Diamond                                 Senior Vice President - Corporate Strategy
One Nationwide Plaza
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------
Philip C. Gath                                   Senior Vice President - Chief Actuary - Nationwide Financial
One Nationwide Plaza
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------
Patricia R. Hatler                               Senior Vice President, General Counsel and Secretary
One Nationwide Plaza
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------
David K. Hollingsworth                           Senior Vice President - Business Development and Sponsor Relations
One Nationwide Plaza
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------
David R. Jahn                                    Senior Vice President - Product Management
One Nationwide Plaza
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------
Richard A. Karas                                 Senior Vice President - Sales - Financial Services
One Nationwide Plaza
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------
Gregory S. Lashutka                              Senior Vice President - Corporate Relations
One Nationwide Plaza
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------
Edwin P. McCausland, Jr.                         Senior Vice President - Fixed Income Securities
One Nationwide Plaza
Columbus, OH 43215
----------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS             OFFICES OF THE DEPOSITOR
-------------------------------------------------------------------------------------------------------------------------------
Mark D. Phelan                                  Senior Vice President - Technology and Operations
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------------------
Douglas C. Robinette                            Senior Vice President - Claims
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------------------
Mark R. Thresher                                Senior Vice President - Finance - Nationwide Financial
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------------------
Richard M. Waggoner                             Senior Vice President - Operations
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------------------
Susan A. Wolken                                 Senior Vice President - Product Management and Nationwide Financial Marketing
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------------------



W.G. JURGENSEN has been a Director and Chief Executive Officer since 2000. Previously, he was Executive Vice President of Bank One Corporation from 1998 to May 2000. Prior to Bank One's merger with First Chicago NBD, Mr. Jurgensen served from 1990 to 1998 as Executive Vice President with First Chicago, leading various business units. For 17 years, Mr. Jurgensen was with Norwest Corporation, beginning as a corporate banking officer and serving in increasingly responsible roles including president and CEO of Norwest Investment Services and management of the treasury function. Mr. Jurgensen's final post was Executive Vice President - Corporate Banking.


JOSEPH J. GASPER has been President and Chief Operating Officer and Director of Nationwide since April 1996. Previously, he was Executive Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from April 1995 to April 1996. He was Senior Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from September 1993 to April 1995. Prior to that time, Mr. Gasper held numerous positions within Nationwide. Mr. Gasper has been with Nationwide for 34 years.

LEWIS J. ALPHIN has been a Director of Nationwide since 1993. Mr. Alphin owns and operates an 800-acre farm in Mt. Olive, NC. He taught agriculture business at James Sprunt Community College in Kenansville, NC for more than 22 years before retiring in 1994. He is the former board chairman of the Cape Fear Farm Credit Association, a member and former vice president, secretary/treasurer, and director of the Duplin County Agribusiness Council, and a former board member of the Southern States Cooperative (1986 to 1993). Mr. Alphin is a member of the Duplin County Farm Bureau, the North Carolina Farm Bureau, ad the Farm Credit Council. He is a member and former director of the Oak Wolfe Fire Department.

A. I. BELL has been a Director of Nationwide since April, 1998. Mr. Bell has served as a state trustee of the Ohio Farm Bureau Federation from 1991 to 1998 and as president that last four years. He oversees the Bell family farm in Zanesville, Ohio. The farm is the hub of a multi-family swine network, in addition to grain and beef operations. Mr. Bell has represented the Ohio Farm Bureau at state and national level activities, and has traveled internationally representing Ohio agriculture. In 1995, he was introduced into The Ohio State University Department of Animal Sciences Hall of Fame.


YVONNE M. CURL has been a Director of Nationwide since April 1998. Ms. Curl is Vice President - Chief Marketing Officer for Avaya Inc. located in Basking Ridge, NJ. Prior to joining Avaya Inc. in November 2000, she was employed by the Xerox Corporation. She joined Xerox in 1976 as a sales representative and progressed through management positions, including vice president - field operations; executive assistant to the chairman and CEO; and as corporate vice president serving as senior vice president and general manager, public sector worldwide/global solutions group.


JOHN R. COOK, JR. has been Senior Vice President - Chief Communications Officer since May 1997. Previously, Mr. Cook was Senior Vice President - Chief Communications Officer of USAA from July 1989 to May 1997. Mr. Cook has been with Nationwide for 3 years.


THOMAS L. CRUMRINE has been Senior Vice President of Nationwide since September 1997. Previously he was Senior Vice President - Property/Casualty from March 1996 to September 1997. Prior to that time, he was Senior Vice President - Claims from April 1995 to

March 1996, Vice President - Claims from 1993 to March 1996, Vice President - Agency Sales from 1991 to 1993 and Vice President - Agency Services from 1989 to 1991. Prior to 1991, Mr. Crumrine held several other positions within Nationwide.


KENNETH D. DAVIS has been a Director of Nationwide since April 1999. Mr. Davis is the immediate past president of the Ohio Farm Bureau Federation. He served as a member of the Ohio Farm Bureau Federation's board of trustees from 1989 until 1999. He served as first vice president of the board from 1994 until 1998. Mr. Davis serves on the board of directors of his local rural electric cooperatives and is a member of many agriculture organizations including the Ohio Corn Growers, Ohio Cattlemen's and Ohio Soybean associations.


DAVID A. DIAMOND has been Senior Vice President - Corporate Strategy since December 11, 2000. Previously, Mr. Diamond was Senior Vice President - Corporate Controller from August 1999 to December 2000. He was Vice President - Controller from October 1993 to August 1999. Prior to that time, Mr. Diamond held several positions within Nationwide. Mr. Diamond has been with Nationwide for 12 years.


KEITH W. ECKEL has been a Director of Nationwide since April 1996. Mr. Eckel is a partner of Fred W. Eckel Sons and president of Eckel Farms, Inc. in northeast Pennsylvania. He received the Master Farmer award from Penn State University in 1982. Mr. Eckel is a member of the Pennsylvania Agricultural Land Preservation Board. He is a former president of the Pennsylvania Farm Bureau, a position he held for 15 years, and the Lackawanna County Cooperative Extension Association. He has served as a board member and executive committee member of the American Farm Bureau Federation. He is a former vice president of the Pennsylvania Council of Cooperative Extension Associations and former board member of the Pennsylvania Vegetable Growers Association.

WILLARD J. ENGEL has been a Director of Nationwide since 1994. Mr. Engel served as general manager of Lyon County Co-Operative Oil Co. in Marshall, MN from 1975 to 1997, and occasionally serves on a consulting basis. He previously was a division manager of the Truman Farmers Elevator. He is a former director of the Western Co-op Transport in Montevideo, MN, a former director and legislative committee chairman of the Northwest Petroleum Association in St. Paul, and a former director of Farmland Industries in Kansas City.

FRED C. FINNEY has been a Director of Nationwide since 1992. Mr. Finney is the owner and operator of the Moreland Fruit Farm and operator of Melrose Orchard in Wooster, OH. He is past president of the Ohio Farm Bureau Federation, the Ohio Fruit Growers Society, Wayne County Farm Bureau, and the Westwood Ruritan Club. He is a member of the American Berry Cooperative.

PHILIP C. GATH has been Senior Vice President - Chief Actuary - Nationwide Financial since May 1998. Previously, Mr. Gath was Vice President - Product Manager - Individual Variable Annuity from July 1997 to May 1998. Mr. Gath was Vice President - Individual Life Actuary from August 1989 to July 1997. Prior to that time, Mr. Gath held several positions within Nationwide. Mr. Gath has been with Nationwide for 32 years.

PATRICIA R. HATLER has been Senior Vice President, General Counsel and Secretary since April 2000. Previously, she was Senior Vice President and General Counsel from July 1999 to April 2000. Prior to that time, she was General Counsel and Corporate Secretary of Independence Blue Cross from 1983 to July 1999.


MICHAEL S. HELFER has been Executive Vice President - Corporate Strategy since August 2000. He is a former partner and head of the financial institutions group at Wilmer, Cutler and Pickering, a 350-lawyer international law firm headquartered in Washington, D.C. He served as that firm's Chairman and Chief Executive Officer from 1995 to 1998.

DAVID K. HOLLINGSWORTH has been Senior Vice President - Business Development and Sponsor Relations since April 2000. Previously, he was Senior Vice President - Multi Channel and Sponsor relations from August 1999 until April 2000. Previously, he was Senior Vice President - Marketing from June 1999 to August 1999. Prior to that time, Mr. Hollingsworth held numerous positions within Nationwide. Mr. Hollingsworth has been with Nationwide for 26 years.

DAVID R. JAHN has been Senior Vice President - Product Management since November 2000. Previously, he was Senior Vice President - Commercial Insurance from March 1998 to November 2000. Previously, he was Vice President - Property/Casualty Operations and Vice President - Resource Management from March 1996 to January 1998. Prior to that time, Mr. Jahn has held numerous positions within Nationwide. Mr. Jahn has been with Nationwide for 29 years.

DONNA A. JAMES has been Executive Vice President - Chief Administrative Officer since July 2000. Previously, she was Senior Vice President - Chief Human Resources Officer from May 1999 to July 2000. She was Senior Vice President - Human Resources from December 1997 to May 1999. Previously, she was Vice President - Human Resources from July 1996 to

December 1997. Prior to that time, Ms. James was Vice President - Assistant to the CEO of Nationwide from March 1996 to July 1996. From May 1994 to March 1996, she was Associate Vice President - Assistant to the CEO of Nationwide. Previously, Ms. James held several positions within Nationwide. Ms. James has been with Nationwide for 19 years.


RICHARD D. HEADLEY has been Executive Vice President for Nationwide since July 2000. Previously, he was Executive Vice President - Chief Information Technology Officer from May 1999 to July 2000. He was Senior Vice President - Chief Information Technology Officer from October 1997 to May 1999. Previously, Mr. Headley was Chairman and Chief Executive Officer of Banc One Services Corporation from 1992 to October 1997. From January 1975 until 1992, Mr. Headley held several positions with Banc One Corporation. Mr. Headley has been with Nationwide for 3 years.


RICHARD A. KARAS has been Senior Vice President - Sales - Financial Services since March 1993. Previously, he was Vice President - Sales - Financial Services from February 1989 to March 1993. Prior to that time, Mr. Karas held several positions within Nationwide. Mr. Karas has been with Nationwide for 36 years.

GREGORY S. LASHUTKA has been Senior Vice President - Corporate Relations since January 2000. Previously, he was the Mayor of the City of Columbus (Ohio) from January 1992 to December 1999. From January 1986 to December 1991, Mr. Lashutka was a Partner with Squire, Sanders & Dempsey. From January 1978 to December 1985, he was City Attorney for the City of Columbus (Ohio).

EDWIN P. MCCAUSLAND, JR. has been Senior Vice President - Fixed Income Securities since 1999. Mr. McCausland has 29 years of experience in insurance investments beginning his career in 1970 with Connecticut Mutual Life Insurance Company. He joined Phoenix Mutual Life Insurance Company in 1981 as second Vice President of Bond Investments and rising to Vice President of Pension Operations. He was Vice President and Managing Director of Mass Mutual Life Insurance Company prior to joining Nationwide.

DAVID O. MILLER has been a Director of Nationwide since November 1996. Mr. Miller has been Chairman of the Board since 1998. Mr. Miller is president of Owen Potato Farm, Inc. and a partner of M&M Enterprises in Licking County, OH. He is a director and board chairman of the National Cooperative Business Association, director of Cooperative Business International and the International Cooperative Alliance, and serves on the educational executive committee of the National Council of Farmer Cooperatives. He was president of the Ohio Farm Bureau Federation from 1981 to 1985 and was vice president for six years. Mr. Miller served a two year term on the board of the American Farm Bureau Association. He is past president of the Ohio Vegetable and Potato Growers Association, and was a director of Landmark, Inc., a farm supply cooperative which is now part of Indianapolis-based Countrymark.


ROBERT A. OAKLEY has been Executive Vice President - Chief Financial Officer and Treasurer since December 2000. Previously, Mr. Oakley was Executive Vice President - Chief Financial Officer from April 1995 to December 2000. Prior to that, Mr. Oakley was Senior Vice President - Chief Financial Officer from October 1993 to April 1995. Prior to that time, Mr. Oakley held several positions within Nationwide. Mr. Oakley has been with Nationwide for 25 years.


RALPH M. PAIGE has been a Director of Nationwide since April 1999. Mr. Paige has been the Executive Director of the Federation of Southern Cooperatives/Land Assistance Fund since 1969. Mr. Paige also served as the National Field Director/Georgia State Director from 1981 to 1984.

JAMES F. PATTERSON has been a Director of Nationwide since April 1989. Mr. Patterson is president of Patterson Farms, Inc. and has operated Patterson Fruit Farm in Chesterland, OH since 1964. Mr. Patterson is on the boards of The Ohio State University Hospitals Health System in Cleveland, Geauga Hospital, Inc. and the National Cooperative Business Association. He is past president of the Ohio Farm Bureau Federation and former member of Cleveland Foundation's Lake and Geauga Advisory Committees.


MARK D. PHELAN has been Senior Vice President - Technology and Operations since December 2000. Previously, he was Senior Vice President - Technology Services from 1998 to December 2000. His previous management experience includes five years (1977 - 1982) with the data processing division's sales group at IBM Corporation. From 1982 through 1990, Mr. Phelan served as Director of AT&T's Consumer Communications Services Group and he was subsequently promoted to Sales Vice President for the Eastern Region of the Business Communications Services Division. In 1992, he became Executive Vice President - Sales and Marketing for the Electronic Commerce Division of Checkfree Corporation, a position he held for five years. From 1997 until 1998, he was in private consulting.

DOUGLAS C. ROBINETTE has been Senior Vice President - Claims since November 2000. Previously he was Senior Vice President - Claims and Financial Services from 1999 to November 2000. Prior to that time, Mr. Robinette was Senior Vice President - Marketing and Product Management from May 1998 to 1999. Mr. Robinette was Executive Vice President, Customer Services of Employers Insurance of Wausau, and a member of the Nationwide group until 1998, from September 1996 to May 1998. Prior to that time, he was Executive Vice President, Finance and Insurance Services of Wausau from May 1995 to September 1996. From November 1994 to May 1995, Mr. Robinette was Senior Vice President, Finance and Insurance Services of Wausau. From May 1993 to November 1994, he was Senior Vice President, Finance of Wausau. Prior to that time, Mr. Robinette held several positions within the Nationwide group. Mr. Robinette has been with Nationwide for 14 years.


ARDEN L. SHISLER has been a Director of Nationwide since 1984. Mr. Shisler is president and chief executive officer of K&B Transport, Inc., a trucking firm in Dalton, OH. He is a director of the National Cooperative Business Association in Washington, DC. He is a former board member and vice president of the Ohio Farm Bureau Federation and past president of the Ohio Agricultural Marketing Association, an Ohio Farm Bureau Federation subsidiary. He is a member of the Ohio Trucking Association, the Ohio Trucking Safety Council, the Wayne County Farm Bureau, Cornerstone Community Church, the Advisory Committee of The Ohio State University Agriculture Technical Institute and a board member of the Wilderness Center.

ROBERT L. STEWART has been a Director of Nationwide since 1989. Mr. Stewart is the owner and operator of Sunnydale Farms and Mining in Jewett, OH. He served on the board of the Ohio Farm Bureau Federation and as president of the Ohio Holstein Association board. Mr. Stewart was a director of the Ohio Agricultural Stabilization and Conservation Service board and Landmark, Inc. a farm supply cooperative which is now part of Indianapolis-based Countrymark.

MARK R. THRESHER has been Senior Vice President - Finance - Nationwide Financial since May 1999. He was Vice President - Controller from August 1996 to May 1999. He was Vice President and Treasurer from November 1996 to February 1997. Previously, he was Vice President and Treasurer from June 1996 to November 1996. Prior to joining Nationwide, Mr. Thresher served as a partner with KPMG LLP from July 1988 to June 1996.

RICHARD M. WAGGONER has been Senior Vice President - Operations since May 1999. Previously, he was President of Nationwide Services from May 1997 to May 1999. Prior to that time, Mr. Waggoner has held numerous positions within the Nationwide group of companies. Mr. Waggoner has been with Nationwide for 24 years.

SUSAN A. WOLKEN has been Senior Vice President - Product Management and Nationwide Financial Marketing since May 1999. Previously, Ms. Wolken was Senior Vice President - Life Company Operations from June 1997 to May 1999. She was Senior Vice President - Enterprise Administration from July 1996 to June 1997. Prior to that time, she was Senior Vice President - Human Resources from April 1995 to July 1996. From September 1993 to April 1995, Ms. Wolken was Vice President - Human Resources. From October 1989 to September 1993 she was Vice President - Individual Life and Health Operations. Ms. Wolken has been with Nationwide for 26 years.

ROBERT J. WOODWARD, JR. has been Executive Vice President - Chief Investment Officer since August 1995. Previously, he was Senior Vice President - Fixed Income Investments from March 1991 to August 1995. Prior to that time, Mr. Woodward held several positions within Nationwide. Mr. Woodward has been with Nationwide for 36 years.

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

      AMERICAN CENTURY VP INCOME & GROWTH
      Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

      AMERICAN CENTURY VP INTERNATIONAL
      Investment Objective: Capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

      AMERICAN CENTURY VP VALUE
      Investment Objective: Long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.


CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)
The Credit Suisse Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. The Portfolios are managed by Credit Suisse Asset Management, LLC ("Credit Suisse").


      GLOBAL POST-VENTURE CAPITAL PORTFOLIO (FORMERLY, POST-VENTURE CAPITAL PORTFOLIO) (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999) Investment Objective: Long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture capital stage of development. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either:
      (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or (b) as part of a restructuring or recapitalization of the company. The Portfolio will invest in at least three countries including the United States.

      INTERNATIONAL EQUITY PORTFOLIO (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999)

      Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Credit Suisse have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

      VALUE PORTFOLIO (FORMERLY, GROWTH & INCOME PORTFOLIO) (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED ON OR AFTER MAY 1, 2000)

      Investment Objective: Total return by investing primarily in equity securities of value companies that may or may not pay dividends.

DREYFUS INVESTMENT PORTFOLIOS
Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.


      EUROPEAN EQUITY PORTFOLIO: INITIAL SHARES
      Investment Objective: Long-term capital growth. To pursue this goal, the Portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The Portfolio may invest up to 10% of its total assets in the stocks of non-European companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES
The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.


      Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.


DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES
The Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.


      Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund ("Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager.


      APPRECIATION PORTFOLIO: INITIAL SHARES (FORMERLY, CAPITAL APPRECIATION PORTFOLIO)
Investment Objective: Primarily is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers. Fayez Sarofim & Company serves as the sub-adviser and provides day-to-day management of the Portfolio.

FEDERATED INSURANCE SERIES
Federated Insurance Series (the "Trust"), an open-end management investment company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Investment Management Company serves as the investment adviser.


      FEDERATED QUALITY BOND FUND II
      Investment Objective: Current income by investing in investment grade fixed income securities.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

      VIP EQUITY-INCOME PORTFOLIO:  SERVICE CLASS
      Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

      VIP GROWTH PORTFOLIO:  SERVICE CLASS
      Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes sense for you if you can afford to ride out changes in the stock market because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

      VIP HIGH INCOME PORTFOLIO:  SERVICE CLASS
      Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

      - at least 65% in income-producing debt securities and preferred stocks, including convertible securities

      - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

      Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Service, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

      VIP OVERSEAS PORTFOLIO:  SERVICE CLASS
      Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
The Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.


      VIP II CONTRAFUND(R) PORTFOLIO:  SERVICE CLASS
      Investment Objective: Capital appreciation by investing primarily in companies that FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
The Fidelity Variable Insurance Products Fund III ("VIP III") is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and its portfolios.

      VIP III GROWTH OPPORTUNITIES PORTFOLIO:  SERVICE CLASS
      Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

JANUS ASPEN SERIES
The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

      CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
      Investment Objective: Long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

      GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
      Investment Objective: Long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Under normal circumstances, the Portfolio invests at least 65% of its total assets in securities of companies that the Portfolio manager believes will benefit significantly from advances or improvements in technology.

      INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
      Investment Objective: Long-term growth of capital by investing at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.


NATIONWIDE SEPARATE ACCOUNT TRUST
Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Villanova Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore NSAT Emerging Markets Fund and Gartmore NSAT International Growth Fund. The remaining assets of NSAT are managed by Villanova Mutual Fund Capital Trust ("VMF"), an indirect subsidiary of Nationwide Financial Services, Inc.


      CAPITAL APPRECIATION FUND
      Investment Objective: Long-term capital appreciation.


      DREYFUS NSAT MID CAP INDEX FUND (FORMERLY, NATIONWIDE MID CAP INDEX FUND) (FORMERLY, NATIONWIDE SELECT ADVISERS MID CAP FUND)
      Subadviser: The Dreyfus Corporation
      Investment Objective: Capital appreciation. The Fund seeks to match the performance of the Standard & Poor's MidCap 400 Index. To pursue this goal, the Fund generally is fully invested in all 400 stocks included in this index in proportion to their weighting in the index, and in futures whose performance is tied to the index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

      FEDERATED NSAT EQUITY INCOME FUND (FORMERLY, NATIONWIDE EQUITY INCOME
      FUND)
      Subadviser: Federated Investment Counseling Investment Objective: Above average income and capital appreciation by investing primarily in income producing U.S. and foreign equity securities and securities that are convertible into common stock.

      FEDERATED NSAT HIGH INCOME BOND FUND (FORMERLY, NATIONWIDE HIGH INCOME BOND FUND)
      Subadviser: Federated Investment Counseling
      Investment Objective: To provide high current income by investing at least 65% of the Fund's total assets in corporate bonds that are rated BBB or lower by a rating agency or that are unrated but of comparable quality. Such funds are commonly referred to as "junk bonds."

      GARTMORE NSAT EMERGING MARKETS FUND
      Subadviser: Gartmore Global Partners
      Investment Objective: Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

      GARTMORE NSAT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND
      Investment Objective: Long-term capital appreciation by investing primarily and at least 65% of its total assets in equity securities issued by U.S. and foreign companies with business operations in technology and communications and/or technology and communication related industries.

      GARTMORE NSAT INTERNATIONAL GROWTH FUND
      Subadviser: Gartmore Global Partners
      Investment Objective: Long-term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries. The Fund invests at least 65% of its assets in established companies located in at least three countries other than the U.S.

      GOVERNMENT BOND FUND
      Investment Objective: As high a level of income as is consistent with the preservation of capital by investing at least 65% of its total assets in U.S. government and agency bonds, bills and notes.


      J.P. MORGAN NSAT BALANCED FUND (FORMERLY, NATIONWIDE BALANCED FUND)
      Subadviser: J.P. Morgan Investment Management, Inc.
      Investment Objective: A high total return from a diversified portfolio of equity and fixed income securities. Under normal circumstances, the Fund invests approximately 60% of its assets in equity securities and 40% of its assets in fixed income securities. The equity securities held by the Fund generally are common stocks of large and medium sized companies included in the Standard & Poor's 500 Index. Generally, most of the Fund's fixed income securities will consist of "investment grade" securities, but the Fund may invest securities rated below investment grade or determined by the subadviser to be of comparable quality. These securities are commonly known as junk bonds.

      MAS NSAT MULTI SECTOR BOND FUND (FORMERLY, NATIONWIDE MULTI SECTOR BOND
      FUND)
      Subadviser: Miller, Anderson & Sherrerd, LLP
      Investment Objective: Primarily seeks above average total return over a market cycle of three to five years. The Fund invests in a diversified portfolio of U.S. and foreign fixed income securities, including high yield securities (commonly referred to as "junk bonds") and emerging markets securities. The subadviser will use futures, swaps and other derivatives in managing the Fund.


      MONEY MARKET FUND
      Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

      NATIONWIDE GLOBAL 50 FUND (FORMERLY, NATIONWIDE GLOBAL EQUITY FUND)
      Subadviser: J. P. Morgan Investment Management Inc.
      Investment Objective: To provide high total return from a globally diversified portfolio of equity securities. The Fund seeks its investment objective through stock selection and management of currency exposure. The Fund invests in approximately fifty stocks of primarily large and midcap companies located throughout the world.


      NATIONWIDE SMALL CAP GROWTH FUND (FORMERLY,
      NATIONWIDE SELECT ADVISERS SMALL CAP GROWTH FUND)
      Subadvisers: Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC and Waddell & Reed Investment Management Company
      Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known has small cap companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of small cap companies. The balance of the Fund's assets may be invested in equity securities of larger cap companies.

      NATIONWIDE SMALL CAP VALUE FUND
      Subadviser: The Dreyfus Corporation
      Investment Objective: Capital appreciation through investment in a diversified portfolio of equity securities of companies with a medial market capitalization of approximately $1 billion.. Under normal market conditions, at least 75% of the Fund's total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.


      NATIONWIDE SMALL COMPANY FUND
      Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company
      Investment Objective: Long-term growth of capital. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

      NATIONWIDE STRATEGIC VALUE FUND (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2000)
      Subadviser: Strong Capital Management Inc.
      Investment Objective: Primarily long-term capital appreciation. The Fund invests primarily in common stocks of medium and large-size companies. The subadviser selects stocks of companies that have attractive growth prospects, but are believed to be underpriced. To a limited extent, the Fund may also invest in foreign securities.

      STRONG NSAT MID CAP GROWTH FUND (FORMERLY, NATIONWIDE STRATEGIC GROWTH
      FUND)
      Subadviser: Strong Capital Management Inc.
      Investment Objective: Capital growth by focusing on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. The Fund invests primarily in stocks of medium sized companies but its portfolio can include stocks of companies of any size.

      TOTAL RETURN FUND
      Investment Objective: Reasonable, long-term total return on invested capital.

      TURNER NSAT GROWTH FOCUS FUND
      Subadviser: Turner Investment Partners, Inc.
      Investment Objective: Long-term capital appreciation by investing primarily in U.S. common stocks, ADRs and foreign companies that demonstrate strong earnings growth potential. The Fund is non-diversified and typically focuses its investments in a core group of 20 to 30 common stocks.



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")
Neuberger Berman AMT is an open-end, diversified management investment company that offers its portfolios in connection with variable annuity contracts and variable life insurance policies, and certain qualified plans. Prior to May 1, 2000, the portfolios invested through a two-tier master/feeder structure, whereby each portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly. Neuberger Berman Management Inc. is the investment adviser.


      AMT GUARDIAN PORTFOLIO
      Investment Objective: Long-term capital growth, with current income as a secondary objective. The portfolio pursues these goals by investing mainly in common stocks of large-capitalization companies.

      AMT MID-CAP GROWTH PORTFOLIO
      Investment Objective: Capital growth. The portfolio pursues this goal by investing mainly in common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries and seek to reduce risk by diversifying among many companies, industries and sectors.

      AMT PARTNERS PORTFOLIO
      Investment Objective: Capital growth. The portfolio pursues its goal by investing mainly in common stocks of mid- to large-capitalization companies.


OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer variable account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.

      OPPENHEIMER AGGRESSIVE GROWTH FUND/VA (FORMERLY, OPPENHEIMER CAPITAL APPRECIATION FUND)
      Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in

       "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

       OPPENHEIMER CAPITAL APPRECIATION FUND/VA (FORMERLY, OPPENHEIMER GROWTH
       FUND)
       Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

       OPPENHEIMER GLOBAL SECURITIES FUND/VA
       Investment Objective: Long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special appreciation possibilities. These securities may be considered speculative.

       OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA (FORMERLY, OPPENHEIMER GROWTH & INCOME FUND)
       Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

STRONG OPPORTUNITY FUND II, INC.
The Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a mutual fund. The Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment adviser for the Fund.

       Investment Objective: Capital appreciation through investments in a diversified portfolio of equity securities.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.


       EMERGING MARKETS DEBT PORTFOLIO
       Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential Portfolio's for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located. Morgan Stanley Dean Witter Investment Management, Inc. serves as the Portfolio's investment adviser.


       MID CAP GROWTH PORTFOLIO
       Investment Objective: Long-term capital growth by investing primarily in common stocks and other equity securities of issuers with equity capitalizations in the range of the companies represented in the Standard & Poor's Rating Group ("S&P") MidCap 400 Index. Such range is generally $500 million to $6 billion but the range fluctuates over time with changes in the equity market. Miller Anderson & Sherrerd, LLP is the Portfolio's investment adviser.


       U.S. REAL ESTATE PORTFOLIO
       Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. Morgan

       Stanley Asset Management, Inc. serves as the Portfolio's investment adviser.



VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of insurance companies to fund the benefits of variable life insurance policies and variable annuity contracts. The investment adviser and manager is Van Eck Associates Corporation.

       WORLDWIDE EMERGING MARKETS FUND
       Investment Objective: Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

       WORLDWIDE HARD ASSETS FUND
       Investment Objective: Long-term capital appreciation by investing primarily in "Hard Asset Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

APPENDIX B: ILLUSTRATION OF SURRENDER CHARGES


EXAMPLE 1: A female non-tobacco, age 45, purchases a policy with a specified amount of $50,000 and a scheduled premium of $750. She now wishes to surrender the policy during the first policy year. By using the initial surrender charge table reproduced below, (also see "Surrender Charges") the total surrender charge per thousand multiplied by the specified amount expressed in thousands equals the total surrender charge of $569.50 ($11.390 x 50=569.50).

EXAMPLE 2: A male non-tobacco, age 35, purchases a policy with a specified amount of $100,000 and a scheduled premium of $1100. He now wants to surrender the policy in the sixth policy year. The total initial surrender charge is calculated using the method illustrated above (surrender charge per 1000 is 6.817 x 100=681.70 maximum initial surrender charge). Because the fifth policy year has been completed, the maximum initial surrender charge is reduced by multiplying it by the applicable percentage factor from the "Reductions to Surrender Charges" table below. (Also see "Reductions to Surrender Charges.") In this case, $681.70 x 60%=$409.02 which is the amount Nationwide deducts as a total surrender charge.

Maximum surrender charge per $1,000 of initial specified amount for policies issued on a standard basis:


                    INITIAL SPECIFIED AMOUNT $50,000-$99,999*

---------------------------------------------------------------------------------------
                ISSUE            MALE          FEMALE           MALE          FEMALE
                 AGE          NON-TOBACCO    NON-TOBACCO      STANDARD       STANDARD
---------------------------------------------------------------------------------------
                  25             $7.773         $7.518         $8.369         $7.818
---------------------------------------------------------------------------------------
                  35             $8.817         $8.396         $9.811         $8.889
---------------------------------------------------------------------------------------
                  45            $12.185        $11.390        $13.884        $12.164
---------------------------------------------------------------------------------------
                  55            $15.628        $13.995        $18.410        $15.106
---------------------------------------------------------------------------------------
                  65            $22.274        $19.043        $26.559        $20.607
---------------------------------------------------------------------------------------


*Specified amounts of less than $100,000 are not available in New York, New Jersey, Pennsylvania, Texas, Alabama, Indiana, Maryland and North Dakota.



                    INITIAL SPECIFIED AMOUNT $100,000 OR MORE


----------------------------------------------------------------------------------------
                 ISSUE          MALE           FEMALE          MALE          FEMALE
                  AGE        NON-TOBACCO    NON-TOBACCO      STANDARD       STANDARD
----------------------------------------------------------------------------------------
                  25             $5.773         $5.518         $6.369         $5.818
----------------------------------------------------------------------------------------
                  35             $6.817         $6.396         $7.811         $6.889
----------------------------------------------------------------------------------------
                  45             $9.685         $8.890        $11.384         $9.664
----------------------------------------------------------------------------------------
                  55            $13.128        $11.495        $15.910        $12.606
----------------------------------------------------------------------------------------
                  65            $21.274        $18.043        $25.559        $19.607
----------------------------------------------------------------------------------------

                         REDUCTIONS TO SURRENDER CHARGES

-------------------------------------------------------------------------
     NUMBER OF     SURRENDER CHARGE     NUMBER OF    SURRENDER CHARGE
     COMPLETED     AS A % OF INITIAL    COMPLETED    AS A % OF INITIAL
    POLICY YEARS   SURRENDER CHARGES   POLICY YEARS  SURRENDER CHARGES
-------------------------------------------------------------------------
-------------------------------------------------------------------------
          0             100%               5              60%
-------------------------------------------------------------------------
          1             100%               6              50%
-------------------------------------------------------------------------
          2              90%               7              40%
-------------------------------------------------------------------------
          3              80%               8              30%
-------------------------------------------------------------------------
          4              70%             9 or More         0%
-------------------------------------------------------------------------


The current surrender charges are the same for all states. However, in Pennsylvania the guaranteed maximum surrender charges are spread out over 14 years. The guaranteed maximum surrender charge in subsequent years in Pennsylvania is reduced in the following manner:


-------------------------------------------------------------------------------------------------------------------
   NUMBER OF    SURRENDER CHARGE AS A    NUMBER OF    SURRENDER CHARGE AS A     NUMBER OF     SURRENDER CHARGE AS
   COMPLETED         % OF INITIAL        COMPLETED         % OF INITIAL         COMPLETED       A % OF INITIAL
 POLICY YEARS     SURRENDER CHARGES     POLICY YEARS    SURRENDER CHARGES     POLICY YEARS     SURRENDER CHARGES
-------------------------------------------------------------------------------------------------------------------
       0                 100%                5                 60%                 10                 20%
-------------------------------------------------------------------------------------------------------------------
       1                 100%                6                 50%                 11                 15%
-------------------------------------------------------------------------------------------------------------------
       2                 90%                 7                 40%                 12                 10%
-------------------------------------------------------------------------------------------------------------------
       3                 80%                 8                 30%                 13                 5%
-------------------------------------------------------------------------------------------------------------------
       4                 70%                 9                 25%             14 or More             0%
-------------------------------------------------------------------------------------------------------------------


The illustrations of current values in this prospectus are the same for Pennsylvania. However, the illustrations of guaranteed values in this prospectus do not reflect guaranteed maximum surrender charges which are spread out over 14 years. If this policy is issued in Pennsylvania, please contact Nationwide's home office for an illustration.

Nationwide has no plans to change the current surrender charges.

APPENDIX C:  ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES,
AND DEATH BENEFITS

The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. For hypothetical returns of 0% and 6%, the illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no policy indebtedness, no additional premium payments are made, no cash values are allocated to the fixed account, and there are no changes in the specified amount or death benefit option.


The amounts shown for the cash value, cash surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the deduction of underlying mutual fund investment advisory fees and other expenses, which are equivalent to an annual effective rate of 0.95%. This effective rate is based on the average of the fund expenses, after expense reimbursement, for the preceding year for all underlying mutual fund options available under the policy as of December 31, 2000. Some underlying mutual funds are subject to expense reimbursements and fee waivers. Absent expense reimbursement and fees waivers, the annual effective rate would have been 1.24%. Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements or fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.


Taking into account the underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -0.95%, 5.05% and 11.05%.

The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection, recovering taxes, providing for administrative expenses, and assuming mortality and expense risks. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated.

The cash surrender values shown in the illustrations reflect the fact that Nationwide will deduct a surrender charge from the policy's cash value for any policy surrendered in full during the first 9 policy years.

The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, Nationwide will furnish a comparable illustration based on the proposed insured's age, sex, smoking classification, rating classification and premium payment requested.

                             DEATH BENEFIT OPTION 1
                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 45
                                 CURRENT VALUES

                                                       0% HYPOTHETICAL GROSS
                                                         INVESTMENT RETURN
                        PREMIUMS
                        PAID PLUS                                CASH
      POLICY           INTEREST AT           CASH              SURRENDER            DEATH
       YEAR                 5%               VALUE               VALUE             BENEFIT
             1                788                420                  0            50,000
             2              1,614                882                308            50,000
             3              2,483              1,323                807            50,000
             4              3,394              1,746              1,287            50,000
             5              4,351              2,154              1,752            50,000
             6              5,357              2,545              2,201            50,000
             7              6,412              2,920              2,633            50,000
             8              7,520              3,279              3,049            50,000
             9              8,683              3,620              3,448            50,000
            10              9,905              3,945              3,945            50,000
            11             11,188              4,252              4,252            50,000
            12             12,535              4,541              4,541            50,000
            13             13,949              4,811              4,811            50,000
            14             15,434              5,063              5,063            50,000
            15             16,993              5,295              5,295            50,000
            16             18,630              5,506              5,506            50,000
            17             20,349              5,670              5,670            50,000
            18             22,154              5,781              5,781            50,000
            19             24,049              5,842              5,842            50,000
            20             26,039              5,857              5,857            50,000
            21             28,129              5,811              5,811            50,000
            22             30,323              5,697              5,697            50,000
            23             32,626              5,508              5,508            50,000
            24             35,045              5,234              5,234            50,000
            25             37,585              4,864              4,864            50,000
            26             40,252              4,388              4,388            50,000
            27             43,052              3,794              3,794            50,000
            28             45,992              3,066              3,066            50,000
            29             49,079              2,187              2,187            50,000
            30             52,321              1,132              1,132            50,000

                                       6% HYPOTHETICAL GROSS                                  12% HYPOTHETICAL GROSS
                                         INVESTMENT RETURN                                       INVESTMENT RETURN

                                              CASH                                                    CASH
          POLICY            CASH            SURRENDER           DEATH              CASH             SURRENDER           DEATH
           YEAR            VALUE              VALUE            BENEFIT            VALUE               VALUE            BENEFIT
             1                454                  0           50,000                487                   0           50,000
             2                977                403           50,000              1,075                 502           50,000
             3              1,509                993           50,000              1,711               1,195           50,000
             4              2,054              1,595           50,000              2,401               1,942           50,000
             5              2,613              2,211           50,000              3,153               2,752           50,000
             6              3,188              2,844           50,000              3,975               3,631           50,000
             7              3,778              3,491           50,000              4,873               4,586           50,000
             8              4,385              4,156           50,000              5,856               5,626           50,000
             9              5,008              4,836           50,000              6,932               6,760           50,000
            10              5,649              5,649           50,000              8,112               8,112           50,000
            11              6,307              6,307           50,000              9,408               9,408           50,000
            12              6,983              6,983           50,000             10,831              10,831           50,000
            13              7,678              7,678           50,000             12,397              12,397           50,000
            14              8,392              8,392           50,000             14,121              14,121           50,000
            15              9,127              9,127           50,000             16,022              16,022           50,000
            16              9,883              9,883           50,000             18,120              18,120           50,000
            17             10,634             10,634           50,000             20,419              20,419           50,000
            18             11,380             11,380           50,000             22,943              22,943           50,000
            19             12,121             12,121           50,000             25,724              25,724           50,000
            20             12,864             12,864           50,000             28,810              28,810           50,000
            21             13,597             13,597           50,000             32,237              32,237           50,000
            22             14,316             14,316           50,000             36,056              36,056           50,000
            23             15,016             15,016           50,000             40,325              40,325           50,000
            24             15,691             15,691           50,000             45,101              45,101           52,769
            25             16,337             16,337           50,000             50,371              50,371           58,430
            26             16,946             16,946           50,000             56,173              56,173           64,599
            27             17,512             17,512           50,000             62,576              62,576           70,711
            28             18,028             18,028           50,000             69,651              69,651           77,313
            29             18,485             18,485           50,000             77,476              77,476           84,449
            30             18,869             18,869           50,000             86,142              86,142           92,171

(1)    NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $10 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 4% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE TARGET PREMIUM AND 4% ON PREMIUMS IN EXCESS OF TARGET FOR ANY SINGLE POLICY YEAR.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 45
                                GUARANTEED VALUES

                                                       0% HYPOTHETICAL GROSS
                                                         INVESTMENT RETURN
                       PREMIUMS
                       PAID PLUS                                CASH
       POLICY         INTEREST AT            CASH            SURRENDER            DEATH
        YEAR              5%                VALUE              VALUE             BENEFIT
             1                788                352                  0            50,352
             2              1,614                710                137            50,710
             3              2,483              1,044                527            51,044
             4              3,394              1,351                892            51,351
             5              4,351              1,629              1,228            51,629
             6              5,357              1,877              1,533            51,877
             7              6,412              2,091              1,804            52,091
             8              7,520              2,267              2,037            52,267
             9              8,683              2,399              2,227            52,399
            10              9,905              2,484              2,484            52,484
            11             11,188              2,518              2,518            52,518
            12             12,535              2,497              2,497            52,497
            13             13,949              2,418              2,418            52,418
            14             15,434              2,276              2,276            52,276
            15             16,993              2,063              2,063            52,063
            16             18,630              1,772              1,772            51,772
            17             20,349              1,395              1,395            51,395
            18             22,154                920                920            50,920
            19             24,049                333                333            50,333
            20             26,039                (*)                (*)            49,623
            21             28,129                (*)                (*)            48,779
            22             30,323                (*)                (*)            47,791
            23             32,626                (*)                (*)            46,649
            24             35,045                (*)                (*)            45,340
            25             37,585                (*)                (*)            43,847
            26             40,252                (*)                (*)            42,143
            27             43,052                (*)                (*)            40,199
            28             45,992                (*)                (*)            37,974
            29             49,079                (*)                (*)            35,431
            30             52,321                (*)                (*)            32,537

                              6% HYPOTHETICAL GROSS                                  12% HYPOTHETICAL GROSS
                                 INVESTMENT RETURN                                       INVESTMENT RETURN

                                       CASH                                                   CASH
       POLICY       CASH            SURRENDER           DEATH              CASH             SURRENDER           DEATH
        YEAR       VALUE              VALUE            BENEFIT            VALUE               VALUE            BENEFIT
             1          383                  0           50,383                413                   0           50,413
             2          794                220           50,794                882                 308           50,882
             3        1,204                687           51,204              1,378                 862           51,378
             4        1,609              1,150           51,609              1,902               1,443           51,902
             5        2,008              1,606           52,008              2,455               2,054           52,455
             6        2,397              2,052           52,397              3,037               2,693           53,037
             7        2,771              2,484           52,771              3,647               3,360           53,647
             8        3,126              2,897           53,126              4,282               4,052           54,282
             9        3,455              3,282           53,455              4,939               4,767           54,939
            10        3,751              3,751           53,751              5,616               5,616           55,616
            11        4,009              4,009           54,009              6,309               6,309           56,309
            12        4,221              4,221           54,221              7,015               7,015           57,015
            13        4,383              4,383           54,383              7,732               7,732           57,732
            14        4,486              4,486           54,486              8,455               8,455           58,455
            15        4,518              4,518           54,518              9,174               9,174           59,174
            16        4,467              4,467           54,467              9,880               9,880           59,880
            17        4,321              4,321           54,321             10,564              10,564           60,564
            18        4,061              4,061           54,061             11,206              11,206           61,206
            19        3,667              3,667           53,667             11,789              11,789           61,789
            20        3,120              3,120           53,120             12,291              12,291           62,291
            21        2,398              2,398           52,398             12,690              12,690           62,690
            22        1,484              1,484           51,484             12,963              12,963           62,963
            23          354                354           50,354             13,084              13,084           63,084
            24          (*)                (*)           48,985             13,022              13,022           63,022
            25          (*)                (*)           47,345             12,736              12,736           62,736
            26          (*)                (*)           45,393             12,173              12,173           62,173
            27          (*)                (*)           43,079             11,267              11,267           61,267
            28          (*)                (*)           40,344              9,939               9,939           59,939
            29          (*)                (*)           37,126              8,099               8,099           58,099
            30          (*)                (*)           33,365              5,654               5,654           55,654

(1)    NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $10 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 4% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE TARGET PREMIUM AND 4% ON PREMIUMS IN EXCESS OF TARGET FOR ANY SINGLE POLICY YEAR.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.


(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 1
                 $1,200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 55
                                 CURRENT VALUES

                                                       0% HYPOTHETICAL GROSS
                                                         INVESTMENT RETURN
                       PREMIUMS
                      PAID PLUS                                CASH
       POLICY        INTEREST AT            CASH            SURRENDER            DEATH
        YEAR              5%               VALUE              VALUE             BENEFIT
             1              1,260                613                  0            50,000
             2              2,583              1,241                548            50,000
             3              3,972              1,843              1,219            50,000
             4              5,431              2,432              1,878            50,000
             5              6,962              3,011              2,526            50,000
             6              8,570              3,578              3,162            50,000
             7             10,259              4,134              3,788            50,000
             8             12,032              4,679              4,402            50,000
             9             13,893              5,213              5,005            50,000
            10             15,848              5,736              5,736            50,000
            11             17,901              6,248              6,248            50,000
            12             20,056              6,664              6,664            50,000
            13             22,318              6,996              6,996            50,000
            14             24,694              7,253              7,253            50,000
            15             27,189              7,430              7,430            50,000
            16             29,808              7,476              7,476            50,000
            17             32,559              7,393              7,393            50,000
            18             35,447              7,164              7,164            50,000
            19             38,479              6,786              6,786            50,000
            20             41,663              6,262              6,262            50,000
            21             45,006              5,562              5,562            50,000
            22             48,517              4,657              4,657            50,000
            23             52,202              3,511              3,511            50,000
            24             56,073              2,081              2,081            50,000
            25             60,136                318                318            50,000
            26             64,403                (*)                (*)               (*)
            27             68,883                (*)                (*)               (*)
            28             73,587                (*)                (*)               (*)
            29             78,527                (*)                (*)               (*)
            30             83,713                (*)                (*)               (*)

                                 6% HYPOTHETICAL GROSS                                  12% HYPOTHETICAL GROSS
                                   INVESTMENT RETURN                                       INVESTMENT RETURN

                                          CASH                                                   CASH
       POLICY          CASH            SURRENDER           DEATH              CASH             SURRENDER           DEATH
        YEAR          VALUE              VALUE            BENEFIT            VALUE               VALUE            BENEFIT
             1              665                  0           50,000                717                  24           50,000
             2            1,384                691           50,000              1,534                 841           50,000
             3            2,119              1,495           50,000              2,420               1,796           50,000
             4            2,885              2,330           50,000              3,398               2,844           50,000
             5            3,684              3,199           50,000              4,479               3,994           50,000
             6            4,518              4,102           50,000              5,674               5,258           50,000
             7            5,389              5,042           50,000              6,998               6,651           50,000
             8            6,299              6,022           50,000              8,465               8,187           50,000
             9            7,252              7,044           50,000             10,091               9,883           50,000
            10            8,248              8,248           50,000             11,896              11,896           50,000
            11            9,291              9,291           50,000             13,902              13,902           50,000
            12           10,302             10,302           50,000             16,057              16,057           50,000
            13           11,293             11,293           50,000             18,398              18,398           50,000
            14           12,276             12,276           50,000             20,964              20,964           50,000
            15           13,246             13,246           50,000             23,787              23,787           50,000
            16           14,162             14,162           50,000             26,881              26,881           50,000
            17           15,029             15,029           50,000             30,310              30,310           50,000
            18           15,835             15,835           50,000             34,135              34,135           50,000
            19           16,583             16,583           50,000             38,440              38,440           50,000
            20           17,280             17,280           50,000             43,325              43,325           50,000
            21           17,909             17,909           50,000             48,902              48,902           51,348
            22           18,453             18,453           50,000             55,106              55,106           57,861
            23           18,894             18,894           50,000             61,938              61,938           65,035
            24           19,212             19,212           50,000             69,460              69,460           72,933
            25           19,382             19,382           50,000             77,735              77,735           81,622
            26           19,383             19,383           50,000             86,836              86,836           91,178
            27           19,179             19,179           50,000             96,840              96,840          101,682
            28           18,731             18,731           50,000            107,829             107,829          113,221
            29           17,979             17,979           50,000            119,892             119,892          125,887
            30           16,842             16,842           50,000            133,124             133,124          139,780

(1)    NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $10 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 4% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE TARGET PREMIUM AND 4% ON PREMIUMS IN EXCESS OF TARGET FOR ANY SINGLE POLICY YEAR.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.


(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 1
                 $1,200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 55
                                GUARANTEED VALUES

                                                      0% HYPOTHETICAL GROSS
                                                        INVESTMENT RETURN
                       PREMIUMS
                      PAID PLUS                                CASH
       POLICY        INTEREST AT            CASH            SURRENDER            DEATH
        YEAR              5%               VALUE              VALUE             BENEFIT
             1              1,260                467                  0            50,000
             2              2,583                909                216            50,000
             3              3,972              1,292                669            50,000
             4              5,431              1,613              1,059            50,000
             5              6,962              1,863              1,378            50,000
             6              8,570              2,036              1,620            50,000
             7             10,259              2,123              1,776            50,000
             8             12,032              2,110              1,833            50,000
             9             13,893              1,984              1,776            50,000
            10             15,848              1,730              1,730            50,000
            11             17,901              1,333              1,333            50,000
            12             20,056                777                777            50,000
            13             22,318                 43                 43            50,000
            14             24,694                (*)                (*)            50,000
            15             27,189                (*)                (*)            50,000
            16             29,808                (*)                (*)            50,000
            17             32,559                (*)                (*)            50,000
            18             35,447                (*)                (*)            50,000
            19             38,479                (*)                (*)            50,000
            20             41,663                (*)                (*)            50,000
            21             45,006                (*)                (*)            50,000
            22             48,517                (*)                (*)               (*)
            23             52,202                (*)                (*)               (*)
            24             56,073                (*)                (*)               (*)
            25             60,136                (*)                (*)               (*)
            26             64,403                (*)                (*)               (*)
            27             68,883                (*)                (*)               (*)
            28             73,587                (*)                (*)               (*)
            29             78,527                (*)                (*)               (*)
            30             83,713                (*)                (*)               (*)

                               6% HYPOTHETICAL GROSS                                  12% HYPOTHETICAL GROSS
                                 INVESTMENT RETURN                                       INVESTMENT RETURN

                                        CASH                                                   CASH
       POLICY        CASH            SURRENDER           DEATH              CASH             SURRENDER           DEATH
        YEAR        VALUE              VALUE            BENEFIT            VALUE               VALUE            BENEFIT
             1            514                  0           50,000                560                   0           50,000
             2          1,031                338           50,000              1,160                 467           50,000
             3          1,520                896           50,000              1,770               1,146           50,000
             4          1,973              1,419           50,000              2,385               1,831           50,000
             5          2,381              1,896           50,000              3,001               2,516           50,000
             6          2,735              2,319           50,000              3,611               3,196           50,000
             7          3,023              2,677           50,000              4,208               3,861           50,000
             8          3,229              2,952           50,000              4,778               4,500           50,000
             9          3,335              3,127           50,000              5,307               5,099           50,000
            10          3,321              3,321           50,000              5,779               5,779           50,000
            11          3,166              3,166           50,000              6,179               6,179           50,000
            12          2,847              2,847           50,000              6,487               6,487           50,000
            13          2,338              2,338           50,000              6,681               6,681           50,000
            14          1,603              1,603           50,000              6,733               6,733           50,000
            15            598                598           50,000              6,604               6,604           50,000
            16            (*)                (*)           50,000              6,237               6,237           50,000
            17            (*)                (*)           50,000              5,561               5,561           50,000
            18            (*)                (*)           50,000              4,474               4,474           50,000
            19            (*)                (*)           50,000              2,850               2,850           50,000
            20            (*)                (*)           50,000                527                 527           50,000
            21            (*)                (*)           50,000                (*)                 (*)           50,000
            22            (*)                (*)              (*)                (*)                 (*)              (*)
            23            (*)                (*)              (*)                (*)                 (*)              (*)
            24            (*)                (*)              (*)                (*)                 (*)              (*)
            25            (*)                (*)              (*)                (*)                 (*)              (*)
            26            (*)                (*)              (*)                (*)                 (*)              (*)
            27            (*)                (*)              (*)                (*)                 (*)              (*)
            28            (*)                (*)              (*)                (*)                 (*)              (*)
            29            (*)                (*)              (*)                (*)                 (*)              (*)
            30            (*)                (*)              (*)                (*)                 (*)              (*)

(1)    NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $10 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 4% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE TARGET PREMIUM AND 4% ON PREMIUMS IN EXCESS OF TARGET FOR ANY SINGLE POLICY YEAR.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.


(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                 $1,200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 55
                                 CURRENT VALUES

                                                       0% HYPOTHETICAL GROSS
                                                         INVESTMENT RETURN
                       PREMIUMS
                      PAID PLUS                                CASH
       POLICY        INTEREST AT            CASH            SURRENDER            DEATH
        YEAR              5%               VALUE              VALUE             BENEFIT
             1              1,260                606                  0            50,606
             2              2,583              1,220                527            51,220
             3              3,972              1,802              1,178            51,802
             4              5,431              2,366              1,811            52,366
             5              6,962              2,913              2,428            52,913
             6              8,570              3,443              3,027            53,443
             7             10,259              3,955              3,609            53,955
             8             12,032              4,451              4,174            54,451
             9             13,893              4,930              4,722            54,930
            10             15,848              5,392              5,392            55,392
            11             17,901              5,838              5,838            55,838
            12             20,056              6,168              6,168            56,168
            13             22,318              6,395              6,395            56,395
            14             24,694              6,532              6,532            56,532
            15             27,189              6,571              6,571            56,571
            16             29,808              6,454              6,454            56,454
            17             32,559              6,186              6,186            56,186
            18             35,447              5,752              5,752            55,752
            19             38,479              5,154              5,154            55,154
            20             41,663              4,406              4,406            54,406
            21             45,006              3,481              3,481            53,481
            22             48,517              2,361              2,361            52,361
            23             52,202              1,024              1,024            51,024
            24             56,073                (*)                (*)               (*)
            25             60,136                (*)                (*)               (*)
            26             64,403                (*)                (*)               (*)
            27             68,883                (*)                (*)               (*)
            28             73,587                (*)                (*)               (*)
            29             78,527                (*)                (*)               (*)
            30             83,713                (*)                (*)               (*)

                               6% HYPOTHETICAL GROSS                                  12% HYPOTHETICAL GROSS
                                 INVESTMENT RETURN                                       INVESTMENT RETURN

                                        CASH                                                   CASH
       POLICY        CASH            SURRENDER           DEATH              CASH             SURRENDER           DEATH
        YEAR        VALUE              VALUE            BENEFIT            VALUE               VALUE            BENEFIT
             1            657                  0           50,657                708                  15           50,708
             2          1,361                668           51,361              1,508                 815           51,508
             3          2,072              1,448           52,072              2,366               1,742           52,366
             4          2,805              2,250           52,805              3,302               2,748           53,302
             5          3,561              3,076           53,561              4,326               3,841           54,326
             6          4,341              3,925           54,341              5,446               5,030           55,446
             7          5,146              4,800           55,146              6,671               6,325           56,671
             8          5,978              5,700           55,978              8,013               7,736           58,013
             9          6,836              6,628           56,836              9,483               9,275           59,483
            10          7,721              7,721           57,721             11,094              11,094           61,094
            11          8,636              8,636           58,636             12,861              12,861           62,861
            12          9,478              9,478           59,478             14,694              14,694           64,694
            13         10,257             10,257           60,257             16,611              16,611           66,611
            14         10,980             10,980           60,980             18,633              18,633           68,633
            15         11,635             11,635           61,635             20,761              20,761           70,761
            16         12,160             12,160           62,160             22,943              22,943           72,943
            17         12,549             12,549           62,549             25,187              25,187           75,187
            18         12,779             12,779           62,779             27,485              27,485           77,485
            19         12,844             12,844           62,844             29,847              29,847           79,847
            20         12,747             12,747           62,747             32,289              32,289           82,289
            21         12,452             12,452           62,452             34,790              34,790           84,790
            22         11,927             11,927           61,927             37,333              37,333           87,333
            23         11,138             11,138           61,138             39,897              39,897           89,897
            24         10,048             10,048           60,048             42,459              42,459           92,459
            25          8,618              8,618           58,618             44,990              44,990           94,990
            26          6,820              6,820           56,820             47,476              47,476           97,476
            27          4,616              4,616           54,616             49,887              49,887           99,887
            28          1,964              1,964           51,964             52,191              52,191          102,191
            29            (*)                (*)              (*)             54,344              54,344          104,344
            30            (*)                (*)              (*)             56,286              56,286          106,286

(1)    NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $10 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 4% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE TARGET PREMIUM AND 4% ON PREMIUMS IN EXCESS OF TARGET FOR ANY SINGLE POLICY YEAR.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.


(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                 $1,200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 55
                                GUARANTEED VALUES

                                                      0% HYPOTHETICAL GROSS
                                                        INVESTMENT RETURN
                       PREMIUMS
                      PAID PLUS                                CASH
       POLICY        INTEREST AT            CASH            SURRENDER            DEATH
        YEAR              5%               VALUE              VALUE             BENEFIT
             1              1,260                459                  0            50,459
             2              2,583                885                192            50,885
             3              3,972              1,248                624            51,248
             4              5,431              1,540                985            51,540
             5              6,962              1,755              1,269            51,755
             6              8,570              1,885              1,469            51,885
             7             10,259              1,923              1,577            51,923
             8             12,032              1,856              1,579            51,856
             9             13,893              1,671              1,464            51,671
            10             15,848              1,358              1,358            51,358
            11             17,901                904                904            50,904
            12             20,056                300                300            50,300
            13             22,318                (*)                (*)            49,536
            14             24,694                (*)                (*)            48,599
            15             27,189                (*)                (*)            47,472
            16             29,808                (*)                (*)            46,130
            17             32,559                (*)                (*)            44,541
            18             35,447                (*)                (*)            42,666
            19             38,479                (*)                (*)            40,468
            20             41,663                (*)                (*)            37,913
            21             45,006                (*)                (*)            34,976
            22             48,517                (*)                (*)               (*)
            23             52,202                (*)                (*)               (*)
            24             56,073                (*)                (*)               (*)
            25             60,136                (*)                (*)               (*)
            26             64,403                (*)                (*)               (*)
            27             68,883                (*)                (*)               (*)
            28             73,587                (*)                (*)               (*)
            29             78,527                (*)                (*)               (*)
            30             83,713                (*)                (*)               (*)

                             6% HYPOTHETICAL GROSS                                  12% HYPOTHETICAL GROSS
                               INVESTMENT RETURN                                       INVESTMENT RETURN

                                      CASH                                                   CASH
       POLICY      CASH            SURRENDER           DEATH              CASH             SURRENDER           DEATH
        YEAR      VALUE              VALUE            BENEFIT            VALUE               VALUE            BENEFIT
             1          504                  0           50,504                550                   0           50,550
             2        1,005                312           51,005              1,131                 438           51,131
             3        1,468                844           51,468              1,709               1,086           51,709
             4        1,884              1,330           51,884              2,279               1,725           52,279
             5        2,244              1,759           52,244              2,829               2,344           52,829
             6        2,535              2,119           52,535              3,350               2,934           53,350
             7        2,746              2,400           52,746              3,828               3,482           53,828
             8        2,859              2,581           52,859              4,245               3,968           54,245
             9        2,854              2,646           52,854              4,578               4,370           54,578
            10        2,712              2,712           52,712              4,805               4,805           54,805
            11        2,415              2,415           52,415              4,900               4,900           54,900
            12        1,942              1,942           51,942              4,839               4,839           54,839
            13        1,274              1,274           51,274              4,591               4,591           54,591
            14          387                387           50,387              4,122               4,122           54,122
            15          (*)                (*)           49,250              3,387               3,387           53,387
            16          (*)                (*)           47,822              2,329               2,329           52,329
            17          (*)                (*)           46,056                878                 878           50,878
            18          (*)                (*)           43,893                (*)                 (*)           48,947
            19          (*)                (*)           41,272                (*)                 (*)           46,443
            20          (*)                (*)           38,133                (*)                 (*)           43,267
            21          (*)                (*)           34,423                (*)                 (*)           39,317
            22          (*)                (*)              (*)                (*)                 (*)              (*)
            23          (*)                (*)              (*)                (*)                 (*)              (*)
            24          (*)                (*)              (*)                (*)                 (*)              (*)
            25          (*)                (*)              (*)                (*)                 (*)              (*)
            26          (*)                (*)              (*)                (*)                 (*)              (*)
            27          (*)                (*)              (*)                (*)                 (*)              (*)
            28          (*)                (*)              (*)                (*)                 (*)              (*)
            29          (*)                (*)              (*)                (*)                 (*)              (*)
            30          (*)                (*)              (*)                (*)                 (*)              (*)

(1)    NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $10 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 4% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE TARGET PREMIUM AND 4% ON PREMIUMS IN EXCESS OF TARGET FOR ANY SINGLE POLICY YEAR.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.


(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 1
                 $1500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 45
                                 CURRENT VALUES

                                                       0% HYPOTHETICAL GROSS
                                                         INVESTMENT RETURN
                      PREMIUMS
                      PAID PLUS                                CASH
       POLICY        INTEREST AT            CASH            SURRENDER            DEATH
        YEAR              5%               VALUE              VALUE             BENEFIT
             1              1,575                961                 63           100,000
             2              3,229              1,953              1,056           100,000
             3              4,965              2,917              2,109           100,000
             4              6,788              3,852              3,134           100,000
             5              8,703              4,759              4,131           100,000
             6             10,713              5,636              5,098           100,000
             7             12,824              6,485              6,036           100,000
             8             15,040              7,303              6,944           100,000
             9             17,367              8,092              7,823           100,000
            10             19,810              8,851              8,851           100,000
            11             22,376              9,579              9,579           100,000
            12             25,069             10,277             10,277           100,000
            13             27,898             10,942             10,942           100,000
            14             30,868             11,576             11,576           100,000
            15             33,986             12,137             12,137           100,000
            16             37,261             12,648             12,648           100,000
            17             40,699             13,104             13,104           100,000
            18             44,309             13,502             13,502           100,000
            19             48,099             13,845             13,845           100,000
            20             52,079             14,142             14,142           100,000
            21             56,258             14,353             14,353           100,000
            22             60,646             14,468             14,468           100,000
            23             65,253             14,479             14,479           100,000
            24             70,091             14,375             14,375           100,000
            25             75,170             14,145             14,145           100,000
            26             80,504             13,777             13,777           100,000
            27             86,104             13,260             13,260           100,000
            28             91,984             12,580             12,580           100,000
            29             98,158             11,718             11,718           100,000
            30            10,4641             10,651             10,651           100,000

                             6% HYPOTHETICAL GROSS                                  12% HYPOTHETICAL GROSS
                               INVESTMENT RETURN                                       INVESTMENT RETURN

                                      CASH                                                   CASH
       POLICY      CASH            SURRENDER           DEATH              CASH             SURRENDER           DEATH
        YEAR      VALUE              VALUE            BENEFIT            VALUE               VALUE            BENEFIT
             1        1,031                134          100,000              1,102                 204          100,000
             2        2,156              1,258          100,000              2,367               1,470          100,000
             3        3,317              2,509          100,000              3,750               2,943          100,000
             4        4,515              3,797          100,000              5,263               4,545          100,000
             5        5,752              5,124          100,000              6,919               6,290          100,000
             6        7,030              6,491          100,000              8,733               8,194          100,000
             7        8,349              7,900          100,000             10,723              10,274          100,000
             8        9,712              9,353          100,000             12,906              12,547          100,000
             9       11,120             10,851          100,000             15,305              15,036          100,000
            10       12,575             12,575          100,000             17,943              17,943          100,000
            11       14,080             14,080          100,000             20,846              20,846          100,000
            12       15,636             15,636          100,000             24,043              24,043          100,000
            13       17,245             17,245          100,000             27,572              27,572          100,000
            14       18,911             18,911          100,000             31,478              31,478          100,000
            15       20,598             20,598          100,000             35,772              35,772          100,000
            16       22,328             22,328          100,000             40,522              40,522          100,000
            17       24,103             24,103          100,000             45,781              45,781          100,000
            18       25,924             25,924          100,000             51,612              51,612          100,000
            19       27,800             27,800          100,000             58,090              58,090          100,000
            20       29,747             29,747          100,000             65,304              65,304          100,000
            21       31,734             31,734          100,000             73,331              73,331          100,000
            22       33,762             33,762          100,000             82,283              82,283          100,000
            23       35,828             35,828          100,000             92,243              92,243          108,847
            24       37,933             37,933          100,000            103,225             103,225          120,773
            25       40,077             40,077          100,000            115,332             115,332          133,785
            26       42,261             42,261          100,000            128,680             128,680          147,981
            27       44,488             44,488          100,000            143,423             143,423          162,068
            28       46,762             46,762          100,000            159,720             159,720          177,289
            29       49,086             49,086          100,000            177,747             177,747          193,744
            30       51,462             51,462          100,000            197,708             197,708          211,548

(1)    NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $10 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 4% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE TARGET PREMIUM AND 4% ON PREMIUMS IN EXCESS OF TARGET FOR ANY SINGLE POLICY YEAR.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 1
                 $1500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 45
                                GUARANTEED VALUES

                                                     0% HYPOTHETICAL GROSS
                                                        INVESTMENT RETURN
                       PREMIUMS
                      PAID PLUS                                CASH
       POLICY        INTEREST AT            CASH            SURRENDER            DEATH
        YEAR              5%               VALUE              VALUE             BENEFIT
             1              1,575                930                 33           100,000
             2              3,229              1,852                955           100,000
             3              4,965              2,735              1,927           100,000
             4              6,788              3,575              2,857           100,000
             5              8,703              4,372              3,744           100,000
             6             10,713              5,122              4,583           100,000
             7             12,824              5,820              5,371           100,000
             8             15,040              6,461              6,102           100,000
             9             17,367              7,038              6,769           100,000
            10             19,810              7,547              7,547           100,000
            11             22,376              7,982              7,982           100,000
            12             25,069              8,336              8,336           100,000
            13             27,898              8,607              8,607           100,000
            14             30,868              8,786              8,786           100,000
            15             33,986              8,864              8,864           100,000
            16             37,261              8,828              8,828           100,000
            17             40,699              8,665              8,665           100,000
            18             44,309              8,357              8,357           100,000
            19             48,099              7,882              7,882           100,000
            20             52,079              7,218              7,218           100,000
            21             56,258              6,345              6,345           100,000
            22             60,646              5,239              5,239           100,000
            23             65,253              3,875              3,875           100,000
            24             70,091              2,222              2,222           100,000
            25             75,170                233                233           100,000
            26             80,504                (*)                (*)           100,000
            27             86,104                (*)                (*)           100,000
            28             91,984                (*)                (*)           100,000
            29             98,158                (*)                (*)           100,000
            30            10,4641                (*)                (*)           100,000

                                 6% HYPOTHETICAL GROSS                                  12% HYPOTHETICAL GROSS
                                   INVESTMENT RETURN                                       INVESTMENT RETURN

                                         CASH                                                   CASH
       POLICY         CASH            SURRENDER           DEATH              CASH             SURRENDER           DEATH
        YEAR         VALUE              VALUE            BENEFIT            VALUE               VALUE            BENEFIT
             1             999                102          100,000              1,068                 171          100,000
             2           2,048              1,151          100,000              2,253               1,356          100,000
             3           3,118              2,310          100,000              3,534               2,726          100,000
             4           4,206              3,488          100,000              4,919               4,201          100,000
             5           5,311              4,683          100,000              6,417               5,789          100,000
             6           6,431              5,893          100,000              8,038               7,499          100,000
             7           7,562              7,113          100,000              9,788               9,340          100,000
             8           8,697              8,338          100,000             11,679              11,320          100,000
             9           9,832              9,563          100,000             13,720              13,451          100,000
            10          10,961             10,961          100,000             15,924              15,924          100,000
            11          12,079             12,079          100,000             18,306              18,306          100,000
            12          13,180             13,180          100,000             20,882              20,882          100,000
            13          14,260             14,260          100,000             23,676              23,676          100,000
            14          15,312             15,312          100,000             26,713              26,713          100,000
            15          16,326             16,326          100,000             30,024              30,024          100,000
            16          17,290             17,290          100,000             33,641              33,641          100,000
            17          18,193             18,193          100,000             37,600              37,600          100,000
            18          19,015             19,015          100,000             41,943              41,943          100,000
            19          19,737             19,737          100,000             46,718              46,718          100,000
            20          20,337             20,337          100,000             51,988              51,988          100,000
            21          20,795             20,795          100,000             57,831              57,831          100,000
            22          21,087             21,087          100,000             64,340              64,340          100,000
            23          21,189             21,189          100,000             71,634              71,634          100,000
            24          21,070             21,070          100,000             79,853              79,853          100,000
            25          20,684             20,684          100,000             89,157              89,157          103,423
            26          19,975             19,975          100,000             99,451              99,451          114,369
            27          18,867             18,867          100,000            110,798             110,798          125,202
            28          17,261             17,261          100,000            123,320             123,320          136,885
            29          15,037             15,037          100,000            137,160             137,160          149,504
            30          12,059             12,059          100,000            152,491             152,491          163,165

(1)    NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $10 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 4% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE TARGET PREMIUM AND 4% ON PREMIUMS IN EXCESS OF TARGET FOR ANY SINGLE POLICY YEAR.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.


(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                 $1500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 45
                                 CURRENT VALUES

                                                       0% HYPOTHETICAL GROSS
                                                         INVESTMENT RETURN
                       PREMIUMS
                      PAID PLUS                                CASH
       POLICY        INTEREST AT            CASH            SURRENDER            DEATH
        YEAR              5%               VALUE              VALUE             BENEFIT
             1              1,575                956                 59           100,956
             2              3,229              1,941              1,044           101,941
             3              4,965              2,893              2,086           102,893
             4              6,788              3,813              3,095           103,813
             5              8,703              4,699              4,071           104,699
             6             10,713              5,552              5,013           105,552
             7             12,824              6,370              5,922           106,370
             8             15,040              7,155              6,796           107,155
             9             17,367              7,904              7,634           107,904
            10             19,810              8,617              8,617           108,617
            11             22,376              9,294              9,294           109,294
            12             25,069              9,934              9,934           109,934
            13             27,898             10,537             10,537           110,537
            14             30,868             11,101             11,101           111,101
            15             33,986             11,580             11,580           111,580
            16             37,261             11,999             11,999           111,999
            17             40,699             12,354             12,354           112,354
            18             44,309             12,639             12,639           112,639
            19             48,099             12,858             12,858           112,858
            20             52,079             13,024             13,024           113,024
            21             56,258             13,087             13,087           113,087
            22             60,646             13,039             13,039           113,039
            23             65,253             12,869             12,869           112,869
            24             70,091             12,568             12,568           112,568
            25             75,170             12,123             12,123           112,123
            26             80,504             11,525             11,525           111,525
            27             86,104             10,765             10,765           110,765
            28             91,984              9,831              9,831           109,831
            29             98,158              8,710              8,710           108,710
            30            10,4641              7,383              7,383           107,383

                                6% HYPOTHETICAL GROSS                                  12% HYPOTHETICAL GROSS
                                  INVESTMENT RETURN                                       INVESTMENT RETURN

                                         CASH                                                   CASH
       POLICY         CASH            SURRENDER           DEATH              CASH             SURRENDER           DEATH
        YEAR         VALUE              VALUE            BENEFIT            VALUE               VALUE            BENEFIT
             1           1,027                129          101,027              1,097                 200          101,097
             2           2,143              1,245          102,143              2,353               1,455          102,353
             3           3,289              2,482          103,289              3,719               2,911          103,719
             4           4,468              3,750          104,468              5,207               4,489          105,207
             5           5,678              5,049          105,678              6,827               6,199          106,827
             6           6,920              6,382          106,920              8,592               8,054          108,592
             7           8,195              7,746          108,195             10,517              10,068          110,517
             8           9,503              9,144          109,503             12,616              12,257          112,616
             9          10,845             10,576          110,845             14,907              14,638          114,907
            10          12,220             12,220          112,220             17,408              17,408          117,408
            11          13,630             13,630          113,630             20,139              20,139          120,139
            12          15,074             15,074          115,074             23,122              23,122          123,122
            13          16,552             16,552          116,552             26,384              26,384          126,384
            14          18,065             18,065          118,065             29,961              29,961          129,961
            15          19,565             19,565          119,565             33,836              33,836          133,836
            16          21,076             21,076          121,076             38,066              38,066          138,066
            17          22,593             22,593          122,593             42,684              42,684          142,684
            18          24,111             24,111          124,111             47,723              47,723          147,723
            19          25,634             25,634          125,634             53,232              53,232          153,232
            20          27,176             27,176          127,176             59,272              59,272          159,272
            21          28,687             28,687          128,687             65,847              65,847          165,847
            22          30,155             30,155          130,155             73,002              73,002          173,002
            23          31,565             31,565          131,565             80,786              80,786          180,786
            24          32,903             32,903          132,903             89,254              89,254          189,254
            25          34,150             34,150          134,150             98,463              98,463          198,463
            26          35,291             35,291          135,291            108,478             108,478          208,478
            27          36,307             36,307          136,307            119,374             119,374          219,374
            28          37,181             37,181          137,181            131,230             131,230          231,230
            29          37,886             37,886          137,886            144,128             144,128          244,128
            30          38,394             38,394          138,394            158,159             158,159          258,159

(1)    NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $10 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 4% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE TARGET PREMIUM AND 4% ON PREMIUMS IN EXCESS OF TARGET FOR ANY SINGLE POLICY YEAR.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 45
                                GUARANTEED VALUES

                                                      0% HYPOTHETICAL GROSS
                                                        INVESTMENT RETURN
                       PREMIUMS
                      PAID PLUS                                CASH
       POLICY        INTEREST AT            CASH            SURRENDER            DEATH
        YEAR              5%               VALUE              VALUE             BENEFIT
             1              1,575                926                 29           100,926
             2              3,229              1,841                943           101,841
             3              4,965              2,711              1,903           102,711
             4              6,788              3,535              2,817           103,535
             5              8,703              4,311              3,682           104,311
             6             10,713              5,033              4,495           105,033
             7             12,824              5,698              5,250           105,698
             8             15,040              6,299              5,940           106,299
             9             17,367              6,829              6,560           106,829
            10             19,810              7,282              7,282           107,282
            11             22,376              7,650              7,650           107,650
            12             25,069              7,930              7,930           107,930
            13             27,898              8,115              8,115           108,115
            14             30,868              8,199              8,199           108,199
            15             33,986              8,170              8,170           108,170
            16             37,261              8,018              8,018           108,018
            17             40,699              7,729              7,729           107,729
            18             44,309              7,284              7,284           107,284
            19             48,099              6,664              6,664           106,664
            20             52,079              5,852              5,852           105,852
            21             56,258              4,831              4,831           104,831
            22             60,646              3,586              3,586           103,586
            23             65,253              2,101              2,101           102,101
            24             70,091                358                358           100,358
            25             75,170                (*)                (*)            98,329
            26             80,504                (*)                (*)            95,976
            27             86,104                (*)                (*)            93,253
            28             91,984                (*)                (*)            90,101
            29             98,158                (*)                (*)            86,462
            30            10,4641                (*)                (*)            82,288

                                6% HYPOTHETICAL GROSS                                  12% HYPOTHETICAL GROSS
                                  INVESTMENT RETURN                                       INVESTMENT RETURN

                                         CASH                                                   CASH
       POLICY         CASH            SURRENDER           DEATH              CASH             SURRENDER           DEATH
        YEAR         VALUE              VALUE            BENEFIT            VALUE               VALUE            BENEFIT
             1             995                 97          100,995              1,064                 166          101,064
             2           2,035              1,138          102,035              2,239               1,341          102,239
             3           3,090              2,283          103,090              3,503               2,695          103,503
             4           4,158              3,440          104,158              4,862               4,144          104,862
             5           5,235              4,607          105,235              6,323               5,694          106,323
             6           6,317              5,778          106,317              7,890               7,352          107,890
             7           7,398              6,949          107,398              9,569               9,120          109,569
             8           8,470              8,111          108,470             11,363              11,004          111,363
             9           9,526              9,257          109,526             13,276              13,007          113,276
            10          10,557             10,557          110,557             15,313              15,313          115,313
            11          11,554             11,554          111,554             17,477              17,477          117,477
            12          12,507             12,507          112,507             19,774              19,774          119,774
            13          13,410             13,410          113,410             22,212              22,212          122,212
            14          14,251             14,251          114,251             24,796              24,796          124,796
            15          15,013             15,013          115,013             27,533              27,533          127,533
            16          15,680             15,680          115,680             30,428              30,428          130,428
            17          16,233             16,233          116,233             33,483              33,483          133,483
            18          16,645             16,645          116,645             36,691              36,691          136,691
            19          16,888             16,888          116,888             40,046              40,046          140,046
            20          16,934             16,934          116,934             43,543              43,543          143,543
            21          16,752             16,752          116,752             47,174              47,174          147,174
            22          16,314             16,314          116,314             50,935              50,935          150,935
            23          15,591             15,591          115,591             54,820              54,820          154,820
            24          14,546             14,546          114,546             58,818              58,818          158,818
            25          13,133             13,133          113,133             62,908              62,908          162,908
            26          11,292             11,292          111,292             67,053              67,053          167,053
            27           8,951              8,951          108,951             71,207              71,207          171,207
            28           6,021              6,021          106,021             75,299              75,299          175,299
            29           2,411              2,411          102,411             79,255              79,255          179,255
            30             (*)                (*)           98,032             83,002              83,002          183,002

(1)    NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $10 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 4% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE TARGET PREMIUM AND 4% ON PREMIUMS IN EXCESS OF TARGET FOR ANY SINGLE POLICY YEAR.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.


(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 1
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 55
                                 CURRENT VALUES

                                                       0% HYPOTHETICAL GROSS
                                                          INVESTMENT RETURN
                       PREMIUMS
                      PAID PLUS                                CASH
       POLICY        INTEREST AT            CASH            SURRENDER            DEATH
        YEAR              5%               VALUE              VALUE             BENEFIT
             1              2,625              1,453                290           100,000
             2              5,381              2,936              1,774           100,000
             3              8,275              4,390              3,344           100,000
             4             11,314              5,816              4,886           100,000
             5             14,505              7,212              6,399           100,000
             6             17,855              8,581              7,883           100,000
             7             21,373              9,921              9,340           100,000
             8             25,066             11,234             10,769           100,000
             9             28,945             12,520             12,171           100,000
            10             33,017             13,778             13,778           100,000
            11             37,293             15,009             15,009           100,000
            12             41,782             16,062             16,062           100,000
            13             46,497             16,956             16,956           100,000
            14             51,446             17,711             17,711           100,000
            15             56,644             18,316             18,316           100,000
            16             62,101             18,802             18,802           100,000
            17             67,831             19,171             19,171           100,000
            18             73,848             19,410             19,410           100,000
            19             80,165             19,518             19,518           100,000
            20             86,798             19,502             19,502           100,000
            21             93,763             19,268             19,268           100,000
            22            101,076             18,789             18,789           100,000
            23            108,755             18,030             18,030           100,000
            24            116,818             16,951             16,951           100,000
            25            125,284             15,509             15,509           100,000
            26            134,173             13,649             13,649           100,000
            27            143,506             11,313             11,313           100,000
            28            153,307              8,427              8,427           100,000
            29            163,597              4,893              4,893           100,000
            30            174,402                579                579           100,000

                               6% HYPOTHETICAL GROSS                                  12% HYPOTHETICAL GROSS
                                 INVESTMENT RETURN                                       INVESTMENT RETURN

                                        CASH                                                   CASH
       POLICY        CASH            SURRENDER           DEATH              CASH             SURRENDER           DEATH
        YEAR        VALUE              VALUE            BENEFIT            VALUE               VALUE            BENEFIT
             1          1,566                403          100,000              1,679                 517          100,000
             2          3,256              2,094          100,000              3,591               2,428          100,000
             3          5,016              3,970          100,000              5,696               4,650          100,000
             4          6,849              5,919          100,000              8,019               7,089          100,000
             5          8,760              7,946          100,000             10,582               9,769          100,000
             6         10,753             10,055          100,000             13,416              12,718          100,000
             7         12,833             12,251          100,000             16,550              15,969          100,000
             8         15,004             14,539          100,000             20,020              19,555          100,000
             9         17,274             16,925          100,000             23,866              23,517          100,000
            10         19,646             19,646          100,000             28,137              28,137          100,000
            11         22,129             22,129          100,000             32,891              32,891          100,000
            12         24,585             24,585          100,000             38,065              38,065          100,000
            13         27,044             27,044          100,000             43,742              43,742          100,000
            14         29,533             29,533          100,000             50,018              50,018          100,000
            15         32,048             32,048          100,000             56,980              56,980          100,000
            16         34,628             34,628          100,000             64,759              64,759          100,000
            17         37,284             37,284          100,000             73,483              73,483          100,000
            18         40,019             40,019          100,000             83,300              83,300          100,000
            19         42,849             42,849          100,000             94,378              94,378          102,872
            20         45,794             45,794          100,000            106,716             106,716          114,186
            21         48,812             48,812          100,000            120,384             120,384          126,403
            22         51,910             51,910          100,000            135,461             135,461          142,234
            23         55,097             55,097          100,000            152,086             152,086          159,691
            24         58,389             58,389          100,000            170,413             170,413          178,933
            25         61,805             61,805          100,000            190,607             190,607          200,137
            26         65,373             65,373          100,000            212,849             212,849          223,491
            27         69,130             69,130          100,000            237,338             237,338          249,204
            28         73,121             73,121          100,000            264,294             264,294          277,509
            29         77,403             77,403          100,000            293,999             293,999          308,699
            30         82,049             82,049          100,000            326,716             326,716          343,052

(1)    NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $10 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 4% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE TARGET PREMIUM AND 4% ON PREMIUMS IN EXCESS OF TARGET FOR ANY SINGLE POLICY YEAR.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 1
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 55
                                GUARANTEED VALUES

                                                       0% HYPOTHETICAL GROSS
                                                         INVESTMENT RETURN
                       PREMIUMS
                      PAID PLUS                                CASH
       POLICY        INTEREST AT            CASH            SURRENDER            DEATH
        YEAR              5%               VALUE              VALUE             BENEFIT
             1              2,625              1,392                229           100,000
             2              5,381              2,722              1,559           100,000
             3              8,275              3,958              2,912           100,000
             4             11,314              5,094              4,164           100,000
             5             14,505              6,120              5,307           100,000
             6             17,855              7,028              6,331           100,000
             7             21,373              7,806              7,225           100,000
             8             25,066              8,438              7,973           100,000
             9             28,945              8,906              8,557           100,000
            10             33,017              9,192              9,192           100,000
            11             37,293              9,279              9,279           100,000
            12             41,782              9,150              9,150           100,000
            13             46,497              8,785              8,785           100,000
            14             51,446              8,159              8,159           100,000
            15             56,644              7,235              7,235           100,000
            16             62,101              5,962              5,962           100,000
            17             67,831              4,276              4,276           100,000
            18             73,848              2,087              2,087           100,000
            19             80,165                (*)                (*)           100,000
            20             86,798                (*)                (*)           100,000
            21             93,763                (*)                (*)           100,000
            22            101,076                (*)                (*)               (*)
            23            108,755                (*)                (*)               (*)
            24            116,818                (*)                (*)               (*)
            25            125,284                (*)                (*)               (*)
            26            134,173                (*)                (*)               (*)
            27            143,506                (*)                (*)               (*)
            28            153,307                (*)                (*)               (*)
            29            163,597                (*)                (*)               (*)
            30            174,402                (*)                (*)               (*)

                                  6% HYPOTHETICAL GROSS                                  12% HYPOTHETICAL GROSS
                                    INVESTMENT RETURN                                       INVESTMENT RETURN

                                          CASH                                                   CASH
       POLICY          CASH            SURRENDER           DEATH              CASH             SURRENDER           DEATH
        YEAR          VALUE              VALUE            BENEFIT            VALUE               VALUE            BENEFIT
             1            1,502                339          100,000              1,612                 449          100,000
             2            3,029              1,866          100,000              3,349               2,187          100,000
             3            4,549              3,503          100,000              5,193               4,147          100,000
             4            6,056              5,126          100,000              7,149               6,219          100,000
             5            7,540              6,727          100,000              9,222               8,408          100,000
             6            8,991              8,294          100,000             11,418              10,720          100,000
             7           10,398              9,817          100,000             13,744              13,163          100,000
             8           11,742             11,277          100,000             16,204              15,739          100,000
             9           13,005             12,656          100,000             18,803              18,455          100,000
            10           14,168             14,168          100,000             21,552              21,552          100,000
            11           15,213             15,213          100,000             24,466              24,466          100,000
            12           16,120             16,120          100,000             27,570              27,570          100,000
            13           16,870             16,870          100,000             30,896              30,896          100,000
            14           17,433             17,433          100,000             34,477              34,477          100,000
            15           17,774             17,774          100,000             38,349              38,349          100,000
            16           17,842             17,842          100,000             42,553              42,553          100,000
            17           17,569             17,569          100,000             47,140              47,140          100,000
            18           16,869             16,869          100,000             52,175              52,175          100,000
            19           15,639             15,639          100,000             57,747              57,747          100,000
            20           13,764             13,764          100,000             63,989              63,989          100,000
            21           11,112             11,112          100,000             71,078              71,078          100,000
            22            7,521              7,521          100,000             79,256              79,256          100,000
            23            2,795              2,795          100,000             88,840              88,840          100,000
            24              (*)                (*)              (*)            100,154             100,154          105,162
            25              (*)                (*)              (*)            112,682             112,682          118,316
            26              (*)                (*)              (*)            126,418             126,418          132,739
            27              (*)                (*)              (*)            141,460             141,460          148,533
            28              (*)                (*)              (*)            157,912             157,912          165,808
            29              (*)                (*)              (*)            175,881             175,881          184,675
            30              (*)                (*)              (*)            195,479             195,479          205,253

(1)    NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $10 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 4% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE TARGET PREMIUM AND 4% ON PREMIUMS IN EXCESS OF TARGET FOR ANY SINGLE POLICY YEAR.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.


(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 55
                                 CURRENT VALUES

                                                   0% HYPOTHETICAL GROSS
                                                     INVESTMENT RETURN
                      PREMIUMS
                      PAID PLUS                                CASH
       POLICY        INTEREST AT            CASH            SURRENDER            DEATH
        YEAR              5%               VALUE              VALUE             BENEFIT
             1              2,625              1,437                275           101,437
             2              5,381              2,892              1,730           102,892
             3              8,275              4,306              3,260           104,306
             4             11,314              5,678              4,748           105,678
             5             14,505              7,008              6,194           107,008
             6             17,855              8,297              7,599           108,297
             7             21,373              9,544              8,963           109,544
             8             25,066             10,750             10,285           110,750
             9             28,945             11,915             11,567           111,915
            10             33,017             13,040             13,040           113,040
            11             37,293             14,123             14,123           114,123
            12             41,782             14,983             14,983           114,983
            13             46,497             15,642             15,642           115,642
            14             51,446             16,124             16,124           116,124
            15             56,644             16,412             16,412           116,412
            16             62,101             16,547             16,547           116,547
            17             67,831             16,533             16,533           116,533
            18             73,848             16,354             16,354           116,354
            19             80,165             16,012             16,012           116,012
            20             86,798             15,519             15,519           115,519
            21             93,763             14,763             14,763           114,763
            22            101,076             13,717             13,717           113,717
            23            108,755             12,353             12,353           112,353
            24            116,818             10,642             10,642           110,642
            25            125,284              8,552              8,552           108,552
            26            134,173              6,055              6,055           106,055
            27            143,506              3,121              3,121           103,121
            28            153,307                (*)                (*)               (*)
            29            163,597                (*)                (*)               (*)
            30            174,402                (*)                (*)               (*)

                            6% HYPOTHETICAL GROSS                                  12% HYPOTHETICAL GROSS
                              INVESTMENT RETURN                                       INVESTMENT RETURN

                                            CASH                                                   CASH
          POLICY         CASH            SURRENDER           DEATH              CASH             SURRENDER           DEATH
           YEAR         VALUE              VALUE            BENEFIT            VALUE               VALUE            BENEFIT
             1           1,549                387          101,549              1,662                 499          101,662
             2           3,208              2,045          103,208              3,537               2,375          103,537
             3           4,918              3,872          104,918              5,585               4,538          105,585
             4           6,683              5,753          106,683              7,821               6,891          107,821
             5           8,504              7,691          108,504             10,266               9,452          110,266
             6          10,383              9,686          110,383             12,940              12,242          112,940
             7          12,322             11,741          112,322             15,866              15,284          115,866
             8          14,323             13,858          114,323             19,069              18,604          119,069
             9          16,389             16,040          116,389             22,578              22,229          122,578
            10          18,521             18,521          118,521             26,425              26,425          126,425
            11          20,721             20,721          120,721             30,655              30,655          130,655
            12          22,805             22,805          122,805             35,114              35,114          135,114
            13          24,786             24,786          124,786             39,846              39,846          139,846
            14          26,687             26,687          126,687             44,902              44,902          144,902
            15          28,485             28,485          128,485             50,297              50,297          150,297
            16          30,214             30,214          130,214             56,106              56,106          156,106
            17          31,871             31,871          131,871             62,375              62,375          162,375
            18          33,435             33,435          133,435             69,133              69,133          169,133
            19          34,902             34,902          134,902             76,432              76,432          176,432
            20          36,275             36,275          136,275             84,340              84,340          184,340
            21          37,434             37,434          137,434             92,798              92,798          192,798
            22          38,335             38,335          138,335            101,834             101,834          201,834
            23          38,934             38,934          138,934            111,473             111,473          211,473
            24          39,179             39,179          139,179            121,741             121,741          221,741
            25          39,018             39,018          139,018            132,670             132,670          232,670
            26          38,395             38,395          138,395            144,290             144,290          244,290
            27          37,252             37,252          137,252            156,637             156,637          256,637
            28          35,528             35,528          135,528            169,752             169,752          269,752
            29          33,147             33,147          133,147            183,665             183,665          283,665
            30          30,015             30,015          130,015            198,395             198,395          298,395

(1)    NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $10 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 4% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE TARGET PREMIUM AND 4% ON PREMIUMS IN EXCESS OF TARGET FOR ANY SINGLE POLICY YEAR.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.


(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 1
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 55
                                GUARANTEED VALUES

                                                   0% HYPOTHETICAL GROSS
                                                     INVESTMENT RETURN
                       PREMIUMS
                      PAID PLUS                                CASH
       POLICY        INTEREST AT            CASH            SURRENDER            DEATH
        YEAR              5%               VALUE              VALUE             BENEFIT
             1              2,625              1,376                214           101,376
             2              5,381              2,677              1,515           102,677
             3              8,275              3,869              2,823           103,869
             4             11,314              4,944              4,014           104,944
             5             14,505              5,890              5,076           105,890
             6             17,855              6,698              6,001           106,698
             7             21,373              7,355              6,773           107,355
             8             25,066              7,841              7,376           107,841
             9             28,945              8,139              7,790           108,139
            10             33,017              8,230              8,230           108,230
            11             37,293              8,098              8,098           108,098
            12             41,782              7,728              7,728           107,728
            13             46,497              7,105              7,105           107,105
            14             51,446              6,211              6,211           106,211
            15             56,644              5,018              5,018           105,018
            16             62,101              3,488              3,488           103,488
            17             67,831              1,576              1,576           101,576
            18             73,848                (*)                (*)            99,222
            19             80,165                (*)                (*)            96,369
            20             86,798                (*)                (*)            92,968
            21             93,763                (*)                (*)            88,984
            22            101,076                (*)                (*)               (*)
            23            108,755                (*)                (*)               (*)
            24            116,818                (*)                (*)               (*)
            25            125,284                (*)                (*)               (*)
            26            134,173                (*)                (*)               (*)
            27            143,506                (*)                (*)               (*)
            28            153,307                (*)                (*)               (*)
            29            163,597                (*)                (*)               (*)
            30            174,402                (*)                (*)               (*)

                            6% HYPOTHETICAL GROSS                                  12% HYPOTHETICAL GROSS
                              INVESTMENT RETURN                                       INVESTMENT RETURN

                                         CASH                                                   CASH
       POLICY         CASH            SURRENDER           DEATH              CASH             SURRENDER           DEATH
        YEAR         VALUE              VALUE            BENEFIT            VALUE               VALUE            BENEFIT
             1           1,485                322          101,485              1,594                 432          101,594
             2           2,979              1,816          102,979              3,295               2,132          103,295
             3           4,446              3,400          104,446              5,075               4,029          105,075
             4           5,876              4,946          105,876              6,933               6,003          106,933
             5           7,252              6,439          107,252              8,864               8,050          108,864
             6           8,561              7,864          108,561             10,861              10,164          110,861
             7           9,784              9,203          109,784             12,916              12,335          112,916
             8          10,895             10,430          110,895             15,012              14,547          115,012
             9          11,868             11,519          111,868             17,131              16,782          117,131
            10          12,674             12,674          112,674             19,252              19,252          119,252
            11          13,287             13,287          113,287             21,356              21,356          121,356
            12          13,679             13,679          113,679             23,421              23,421          123,421
            13          13,822             13,822          113,822             25,426              25,426          125,426
            14          13,681             13,681          113,681             27,343              27,343          127,343
            15          13,210             13,210          113,210             29,132              29,132          129,132
            16          12,354             12,354          112,354             30,732              30,732          130,732
            17          11,040             11,040          111,040             32,070              32,070          132,070
            18           9,183              9,183          109,183             33,048              33,048          133,048
            19           6,692              6,692          106,692             33,559              33,559          133,559
            20           3,482              3,482          103,482             33,495              33,495          133,495
            21             (*)                (*)           99,476             32,747              32,747          132,747
            22             (*)                (*)              (*)             31,201              31,201          131,201
            23             (*)                (*)              (*)             28,733              28,733          128,733
            24             (*)                (*)              (*)             25,203              25,203          125,203
            25             (*)                (*)              (*)             20,435              20,435          120,435
            26             (*)                (*)              (*)             14,208              14,208          114,208
            27             (*)                (*)              (*)              6,249               6,249          106,249
            28             (*)                (*)              (*)                (*)                 (*)              (*)
            29             (*)                (*)              (*)                (*)                 (*)              (*)
            30             (*)                (*)              (*)                (*)                 (*)              (*)

(1)    NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $10 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 4% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE TARGET PREMIUM AND 4% ON PREMIUMS IN EXCESS OF TARGET FOR ANY SINGLE POLICY YEAR.
(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.


(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

APPENDIX D:  PERFORMANCE SUMMARY INFORMATION
The following performance tables display historical investments results of the underlying mutual fund sub-accounts. This information may be useful in helping potential investors in deciding which underlying mutual fund sub-accounts to choose and in assessing the competence of the underlying mutual funds' investment advisers. The performance figures shown be considered in light of the investment objectives and policies, characteristics and quality of the underlying portfolios of the underlying mutual funds, and the market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return and the principal value of the underlying mutual fund sub-accounts are not guaranteed and will fluctuate so that a policy owner's units, when redeemed, may be worth more or less than their original cost.

                        PERFORMANCE TABLE - TOTAL RETURN


                                             ----------------------------------------------------------
                                                                          Annual Percentage Change
-------------------------------------------------------------------------------------------------------
                                                 Fund        Unit
       UNDERLYING INVESTMENT OPTIONS          Inception     Values        1998        1999       2000
                                                Date**     12/31/00
-------------------------------------------------------------------------------------------------------
American Century VP Income &                   10/30/97        13.38      26.86       18.02     -10.62
Growth
-------------------------------------------------------------------------------------------------------
American Century VP  International             05/01/94        16.20      18.76       64.04     -16.83
-------------------------------------------------------------------------------------------------------
American Century VP Value                      05/01/96        12.28       4.81       -0.85      18.14
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust - Value
Portfolio (formerly, Warburg Pincus Trust -
Growth & Income Portfolio)                     10/31/97        12.97      12.13        6.24       8.91
-------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust -
International  Equity Portfolio                06/30/95        11.98       5.35       53.43     -25.90
-------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust -
Global Post Venture Capital Portfolio
(formerly, Warburg Pincus Trust -
Global Post Venture Capital Portfolio
Portfolio) (formerly, Warburg Pincus
Trust - Post Venture Capital
Portfolio Portfolio)                           09/30/96        14.12       6.51       63.50     -18.94
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - European
Equity Portfolio - Initial Shares              04/30/99        12.67         NA          NA      -2.00
-------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund -
Initial Shares                                 10/06/93        14.97      29.38       30.08     -11.03
-------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund - Initial Shares      09/29/89        14.03      28.21       20.60      -9.28
-------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund -
Appreciation Fund - Initial Shares
(formerly, Capital Appreciation Portfolio)     04/05/93        14.42      30.22       11.46      -0.65
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated
Quality Bond Fund II                           04/22/99        10.90         NA          NA      10.45
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:
Service Class                                  10/09/86        12.84      11.54        6.25       8.30
-------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:
Service Class                                  10/09/86        17.02      39.38       37.29     -11.07
-------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio:
Service Class                                  09/15/85         7.99      -4.42        8.07     -22.61
-------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio
Service Class                                  01/28/87        12.97      12.64       42.46     -19.15
-------------------------------------------------------------------------------------------------------
Fidelity VIP II Contraband Portfolio:
Service Class                                  01/03/95        15.05      29.94       24.15      -6.71
-------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunity Port.
Service Class                                  01/03/95        10.74      24.51        4.18     -17.18
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Janus Aspen Series Capital Appreciation
Portfolio: Service Shares                      05/01/97         8.24      58.11       66.95     -19.35
-------------------------------------------------------------------------------------------------------
Janus Aspen Series Global Portfolio:
Service Shares                                 01/18/00         6.58         NA          NA         NA
-------------------------------------------------------------------------------------------------------
Janus Aspen Series Intl. Growth Portfolio
Service Shares                                 05/02/94         8.27      17.24       82.31     -16.97
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                 04/15/92         9.96      29.96        4.28     -26.53
-------------------------------------------------------------------------------------------------------
NSAT Dreyfus NSAT Mid Cap Index Fund
(formerly, NSAT Nationwide Mid Cap Index
Fund) (formerly, NSAT Nationwide Select
Advisers Mid Cap Index Fund)                   10/31/97        15.44      10.81       20.92      15.21
-------------------------------------------------------------------------------------------------------
NSAT Federated NSAT Equity Income Fund
(formerly, NSAT Nationwide Equity Income
Fund)                                          10/31/97        12.19      15.13       18.49     -10.62
-------------------------------------------------------------------------------------------------------
NSAT Federated NSAT High Income Bond Fund
(formerly, NSAT Nationwide High Income Bond
Fund)                                          10/31/97        10.01       5.80        3.19      -8.28
-------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT International Growth Fund   08/30/00         9.25         NA          NA         NA
-------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Emerging Markets Fund       08/30/00         8.71         NA          NA         NA
-------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Global Technology &
Communication Fund                             06/30/00         6.02         NA          NA         NA
-------------------------------------------------------------------------------------------------------
NSAT Government  Bond Fund                     11/08/82        11.97       8.91       -2.35      12.54
-------------------------------------------------------------------------------------------------------



                                             ---------------------------------------------------------------------
                                                                   Non Annualized Percentage Change
------------------------------------------------------------------------------------------------------------------
                                                  1 mo        1 Yr       2 Yrs      3 Yrs.     5 yrs.    Inception
       UNDERLYING INVESTMENT OPTIONS               To          to         to          to         to          to
                                                12/31/00    12/31/00   12/31/00    12/31/00   12/31/00    12/31/00
------------------------------------------------------------------------------------------------------------------
American Century VP Income &                        1.28     -10.62        5.49      33.83          NA      44.27
Growth
------------------------------------------------------------------------------------------------------------------
American Century VP  International                  5.14     -16.83       36.44      62.04      119.92     134.44
------------------------------------------------------------------------------------------------------------------
American Century VP Value                           5.71      18.14       17.14      22.77          NA      73.81
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust - Value
Portfolio (formerly, Warburg Pincus Trust -
Growth & Income Portfolio)                          6.93       8.91       15.71      29.74          NA      34.79
------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust -
International  Equity Portfolio                     2.70     -25.90       13.70      19.78       28.77      38.16
------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust -
Global Post Venture Capital Portfolio
(formerly, Warburg Pincus Trust -
Global Post Venture Capital Portfolio
Portfolio) (formerly, Warburg Pincus
Trust - Post Venture Capital
Portfolio Portfolio)                                2.92     -18.94       32.53      41.16          NA      56.15
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - European
Equity Portfolio - Initial Shares                   6.60      -2.00          NA         NA          NA      26.62
------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund -
Initial Shares                                      0.13     -11.03       15.73      49.73      133.13     241.79
------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund - Initial Shares           0.49      -9.28        9.41      40.28      128.54     372.79
------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund -
Appreciation Fund - Initial Shares
(formerly, Capital Appreciation Portfolio)         -0.01      -0.65       10.73      44.19      131.81     240.42
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated
Quality Bond Fund II                                2.00      10.45          NA         NA          NA       8.24
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:
Service Class                                       4.26       8.30       15.08      28.36       87.85     496.75
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:
Service Class                                       0.23     -11.07       22.09      70.17      140.96     763.87
------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio:
Service Class                                       2.13     -22.61      -16.36     -20.06        7.18     239.56
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio
Service Class                                       0.25     -19.15       15.18      29.74       63.85     207.59
------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contraband Portfolio:
Service Class                                       3.36      -6.71       15.81      50.48      126.50     216.24
------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunity Port.
Service Class                                       0.80     -17.18      -13.71       7.43       65.12     118.81
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Capital Appreciation
Portfolio: Service Shares                           2.73     -19.35       34.64     112.88          NA     169.51
------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Global Portfolio:
Service Shares                                     -1.51         NA          NA         NA          NA     -34.11
------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Intl. Growth Portfolio
Service Shares                                      0.89     -16.97       51.38      77.48      183.19     238.98
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                     -2.25     -26.53      -23.39      -0.43       68.91     151.05
------------------------------------------------------------------------------------------------------------------
NSAT Dreyfus NSAT Mid Cap Index Fund
(formerly, NSAT Nationwide Mid Cap Index
Fund) (formerly, NSAT Nationwide Select
Advisers Mid Cap Index Fund)                        7.36      15.21       39.31      54.37          NA      53.81
------------------------------------------------------------------------------------------------------------------
NSAT Federated NSAT Equity Income Fund
(formerly, NSAT Nationwide Equity Income
Fund)                                               2.38     -10.62        5.90      21.93          NA      24.09
------------------------------------------------------------------------------------------------------------------
NSAT Federated NSAT High Income Bond Fund
(formerly, NSAT Nationwide High Income Bond
Fund)                                               3.01      -8.28       -5.35       0.14          NA       2.42
------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT International Growth Fund        4.10         NA          NA         NA          NA     -13.70
------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Emerging Markets Fund            3.30         NA          NA         NA          NA     -24.83
------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Global Technology &
Communication Fund                                 -0.87         NA          NA         NA          NA     -24.96
------------------------------------------------------------------------------------------------------------------
NSAT Government  Bond Fund                          1.89      12.54        9.90      19.69       35.83     365.31
------------------------------------------------------------------------------------------------------------------



                                             ----------------------------------
                                                 Annualized Percentage Change
-------------------------------------------------------------------------------
                                                 3 Yrs.      5 yrs.   Inception
       UNDERLYING INVESTMENT OPTIONS               to          to         To
                                                12/31/00    12/31/00   12/31/00
-------------------------------------------------------------------------------
American Century VP Income &                       10.20         NA      12.26
Growth
-------------------------------------------------------------------------------
American Century VP  International                 17.45      17.07      13.64
-------------------------------------------------------------------------------
American Century VP Value                           7.08         NA      12.58
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust - Value
Portfolio (formerly, Warburg Pincus Trust -
Growth & Income Portfolio)                          9.07         NA       9.89
-------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust -
International  Equity Portfolio                     6.20       5.19       6.05
-------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust -
Global Post Venture Capital Portfolio
(formerly, Warburg Pincus Trust -
Global Post Venture Capital Portfolio
Portfolio) (formerly, Warburg Pincus
Trust - Post Venture Capital
Portfolio Portfolio)                               12.18         NA      11.05
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Dreyfus Investment Portfolios - European
Equity Portfolio - Initial Shares                     NA         NA      15.21
-------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund -
Initial Shares                                     14.40      18.45      18.52
-------------------------------------------------------------------------------
Dreyfus Stock Index Fund - Initial Shares          11.94      17.98      14.80
-------------------------------------------------------------------------------
Dreyfus Variable Investment Fund -
Appreciation Fund - Initial Shares
(formerly, Capital Appreciation Portfolio)         12.97      18.31      17.16
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Federated Insurance Series - Federated
Quality Bond Fund II                                  NA         NA       4.80
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:
Service Class                                       8.68      13.44      13.38
-------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:
Service Class                                      19.39      19.23      16.37
-------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio:
Service Class                                      -7.19       1.40       8.33
-------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio
Service Class                                       9.07      10.38       8.40
-------------------------------------------------------------------------------
Fidelity VIP II Contraband Portfolio:
Service Class                                      14.59      17.76      21.18
-------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunity Port.
Service Class                                       2.42      10.55      13.96
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Janus Aspen Series Capital Appreciation
Portfolio: Service Shares                          28.64         NA      31.07
-------------------------------------------------------------------------------
Janus Aspen Series Global Portfolio:
Service Shares                                        NA         NA         NA
-------------------------------------------------------------------------------
Janus Aspen Series Intl. Growth Portfolio
Service Shares                                     21.07      23.14      20.11
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                     -0.15      11.05      11.15
-------------------------------------------------------------------------------
NSAT Dreyfus NSAT Mid Cap Index Fund
(formerly, NSAT Nationwide Mid Cap Index
Fund) (formerly, NSAT Nationwide Select
Advisers Mid Cap Index Fund)                       15.57         NA      14.56
-------------------------------------------------------------------------------
NSAT Federated NSAT Equity Income Fund
(formerly, NSAT Nationwide Equity Income
Fund)                                               6.83         NA       7.05
-------------------------------------------------------------------------------
NSAT Federated NSAT High Income Bond Fund
(formerly, NSAT Nationwide High Income Bond
Fund)                                               0.05         NA       0.76
-------------------------------------------------------------------------------
NSAT Gartmore NSAT International Growth Fund          NA         NA         NA
-------------------------------------------------------------------------------
NSAT Gartmore NSAT Emerging Markets Fund              NA         NA         NA
-------------------------------------------------------------------------------
NSAT Gartmore NSAT Global Technology &
Communication Fund                                    NA         NA         NA
-------------------------------------------------------------------------------
NSAT Government  Bond Fund                          6.17       6.32       8.84
-------------------------------------------------------------------------------

                                             ----------------------------------------------------------
                                                                          Annual Percentage Change
-------------------------------------------------------------------------------------------------------
                                                 Fund        Unit
       UNDERLYING INVESTMENT OPTIONS          Inception     Values        1998        1999        2000
                                                Date**     12/31/00
-------------------------------------------------------------------------------------------------------
NSAT JP Morgan NSAT Balanced Fund              10/31/97        10.86       8.07        0.87      -0.35
(formerly, NSAT Nationwide Balanced Fund)
-------------------------------------------------------------------------------------------------------
NSAT MAS NSAT Multi Sector Bond Fund
(formerly the NSAT Nationwide Multi Sector
Bond Fund)                                     10/31/97        11.01       2.60        1.56       5.65
-------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                         11/10/81        11.70       5.27        4.85       6.03
-------------------------------------------------------------------------------------------------------
NSAT Nationwide Global 50 Fund (formerly,
Nationwide Global Equity Fund)                 10/31/97        12.84      19.14       22.92     -12.32
-------------------------------------------------------------------------------------------------------
Nationwide  Small Cap Growth Fund
(formerly, Nationwide Select Advisers Small
Cap Growth Fund)                               05/03/99        17.19         NA          NA     -16.17
-------------------------------------------------------------------------------------------------------
Nationwide Small Cap Value                     10/31/97        13.78      -3.06       27.84      11.20
-------------------------------------------------------------------------------------------------------
NSAT Small Company Fund                        10/23/95        15.84       1.01       44.02       8.90
-------------------------------------------------------------------------------------------------------
Nationwide Strategic Value Fund                10/31/97        10.47       0.39       -3.07       7.61
-------------------------------------------------------------------------------------------------------
NSAT Strong NSAT Mid Cap Growth Fund
(formerly, NSAT Nationwide Strategic Growth
Fund)                                          10/31/97        17.92      14.59       84.75     -15.38
-------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                         11/08/82        12.36      18.07        6.94      -2.12
-------------------------------------------------------------------------------------------------------
NSAT Turner NSAT Return Fund                   07/03/95         6.34         NA          NA         NA
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Guardian Portfolio      11/03/97        15.30      31.67       14.93       1.13
-------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Mid Cap Growth
Portfolios                                     11/03/97        19.84      39.28       53.89      -7.46
-------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Partners Port folio     03/22/94        11.27       4.21        7.37       0.70
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Fund -
Aggressive Growth Fund/VA (formerly,
Oppenheimer Capital Appreciation Fund)         08/15/86        18.31      12.36       83.60     -11.24
-------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Fund - Capital
Appreciation Fund/VA (formerly, Oppenheimer
Growth Fund)                                   04/03/85        17.52      24.00       41.66      -0.23
-------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund /VA         06/30/95         9.60      14.10       58.48       5.09
-------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income
Fund/VA (formerly, Oppenheimer Growth &
Income Fund)                                   07/05/95        11.62       4.70       21.71      -8.78
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc                06/30/95         9.85      13.54       34.91       6.35
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. -      06/16/97        10.32     -28.38       29.37      11.39
Emerging Markets Debt Portfolio (formerly,
Morgan Stanley Dean Witter Universal Funds,
Inc. - Emerging Markets Debt Portfolio)
-------------------------------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. -
Mid Cap Growth Portfolio                       11/08/82         8.69         NA          NA      -7.33
-------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. -      07/03/95        10.94     -11.62       -3.37      28.06
US Real Estate Portfolio
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -            12/27/95         7.67     -34.13      100.28     -41.87
Worldwide Emerging Markets Fund
-------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -
Worldwide Hard Assets Fund                     09/01/89         9.31     -30.97       21.00      11.40
-------------------------------------------------------------------------------------------------------



                                             -------------------------------------------------------------------
                                                                 Non Annualized Percentage Change
----------------------------------------------------------------------------------------------------------------
                                                1 mo        1 Yr       2 Yrs      3 Yrs.     5 yrs.    Inception
       UNDERLYING INVESTMENT OPTIONS             To          to         to          to         to          to
                                              12/31/00    12/31/00   12/31/00    12/31/00   12/31/00    12/31/00
----------------------------------------------------------------------------------------------------------------
NSAT JP Morgan NSAT Balanced Fund                 1.28      -0.35        0.51       8.62          NA      10.21
(formerly, NSAT Nationwide Balanced Fund)
----------------------------------------------------------------------------------------------------------------
NSAT MAS NSAT Multi Sector Bond Fund
(formerly the NSAT Nationwide Multi Sector
Bond Fund)                                        3.41       5.65        7.30      10.09          NA      11.23
----------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                            0.52       6.03       11.17      17.03       29.51     251.64
----------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global 50 Fund (formerly,
Nationwide Global Equity Fund)                    3.21     -12.32        7.78      28.41          NA      29.91
----------------------------------------------------------------------------------------------------------------
Nationwide  Small Cap Growth Fund
(formerly, Nationwide Select Advisers Small
Cap Growth Fund)                                  7.27     -16.17          NA         NA          NA      71.86
----------------------------------------------------------------------------------------------------------------
Nationwide Small Cap Value                        7.53      11.20       42.15      37.80          NA      35.58
----------------------------------------------------------------------------------------------------------------
NSAT Small Company Fund                           9.13       8.90       56.83      58.42      128.34     161.16
----------------------------------------------------------------------------------------------------------------
Nationwide Strategic Value Fund                   6.25       7.61        4.31       4.71          NA       6.42
----------------------------------------------------------------------------------------------------------------
NSAT Strong NSAT Mid Cap Growth Fund
(formerly, NSAT Nationwide Strategic Growth
Fund)                                            13.44     -15.38       56.34      79.16          NA      83.09
----------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                            0.61      -2.12        4.67      23.59       94.91    1106.41
----------------------------------------------------------------------------------------------------------------
NSAT Turner NSAT Return Fund                     -0.50         NA          NA         NA          NA     -40.30
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Guardian Portfolio         3.17       1.13       16.23      53.04          NA      61.00
----------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Mid Cap Growth
Portfolios                                        6.79      -7.46       42.41      98.35          NA     132.47
----------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Partners Port folio        5.89       0.70        8.12      12.67       91.61     155.48
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Fund -
Aggressive Growth Fund/VA (formerly,
Oppenheimer Capital Appreciation Fund)            2.67     -11.24       62.97      83.11      145.85     826.36
----------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Fund - Capital
Appreciation Fund/VA (formerly, Oppenheimer
Growth Fund)                                      3.26      -0.23       41.33      75.25      177.99     992.62
----------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund /VA            5.53       5.09       66.55      90.04      174.06     333.84
----------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income
Fund/VA (formerly, Oppenheimer Growth &
Income Fund)                                      2.16      -8.78       11.03      16.25      104.07     155.61
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc                   6.85       6.35       43.48      62.91      141.47     357.67
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. -         3.31      11.39       44.11       3.21          NA       4.01
Emerging Markets Debt Portfolio (formerly,
Morgan Stanley Dean Witter Universal Funds,
Inc. - Emerging Markets Debt Portfolio)
----------------------------------------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. -
Mid Cap Growth Portfolio                          7.58      -7.33          NA         NA          NA      28.25
----------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. -         6.00      28.06       23.74       9.36       86.69     102.27
US Real Estate Portfolio
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -              -2.47     -41.87       16.43     -23.31      -14.02     -14.88
Worldwide Emerging Markets Fund
----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -
Worldwide Hard Assets Fund                       11.97      11.40       34.80      -6.95        8.02      63.62
----------------------------------------------------------------------------------------------------------------



                                             ---------------------------------
                                                Annualized Percentage Change
------------------------------------------------------------------------------
                                                3 Yrs.      5 yrs.   Inception
       UNDERLYING INVESTMENT OPTIONS              to          to         To
                                               12/31/00    12/31/00   12/31/00
------------------------------------------------------------------------------
NSAT JP Morgan NSAT Balanced Fund                  2.80         NA       3.12
(formerly, NSAT Nationwide Balanced Fund)
------------------------------------------------------------------------------
NSAT MAS NSAT Multi Sector Bond Fund
(formerly the NSAT Nationwide Multi Sector
Bond Fund)                                         3.26         NA       3.42
------------------------------------------------------------------------------
NSAT Money Market Fund                             5.38       5.31       6.79
------------------------------------------------------------------------------
NSAT Nationwide Global 50 Fund (formerly,
Nationwide Global Equity Fund)                     8.69         NA       8.62
------------------------------------------------------------------------------
Nationwide  Small Cap Growth Fund
(formerly, Nationwide Select Advisers Small
Cap Growth Fund)                                     NA         NA      38.61
------------------------------------------------------------------------------
Nationwide Small Cap Value                        11.28         NA      10.09
------------------------------------------------------------------------------
NSAT Small Company Fund                           16.57      17.95      20.33
------------------------------------------------------------------------------
Nationwide Strategic Value Fund                    1.55         NA       1.98
------------------------------------------------------------------------------
NSAT Strong NSAT Mid Cap Growth Fund
(formerly, NSAT Nationwide Strategic Growth
Fund)                                             21.45         NA      21.04
------------------------------------------------------------------------------
NSAT Total Return Fund                             7.32      14.28      14.71
------------------------------------------------------------------------------
NSAT Turner NSAT Return Fund                         NA         NA         NA
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Neuberger & Berman AMT Guardian Portfolio         15.24         NA      16.27
------------------------------------------------------------------------------
Neuberger & Berman AMT Mid Cap Growth
Portfolios                                        25.65         NA      30.62
------------------------------------------------------------------------------
Neuberger & Berman AMT Partners Port folio         4.06      13.89      14.85
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Oppenheimer Variable Account Fund -
Aggressive Growth Fund/VA (formerly,
Oppenheimer Capital Appreciation Fund)            22.34      19.71      16.75
------------------------------------------------------------------------------
Oppenheimer Variable Account Fund - Capital
Appreciation Fund/VA (formerly, Oppenheimer
Growth Fund)                                      20.56      22.69      16.40
------------------------------------------------------------------------------
Oppenheimer Global Securities Fund /VA            23.86      22.34      15.58
------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income
Fund/VA (formerly, Oppenheimer Growth &
Income Fund)                                       5.15      15.33      18.65
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc                   17.67      19.28      19.24
------------------------------------------------------------------------------

------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. -          1.06         NA       1.12
Emerging Markets Debt Portfolio (formerly,
Morgan Stanley Dean Witter Universal Funds,
Inc. - Emerging Markets Debt Portfolio)
------------------------------------------------------------------------------

The Universal Institutional Funds, Inc. -
Mid Cap Growth Portfolio                             NA         NA      23.01
------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. -          3.03      13.30      13.69
US Real Estate Portfolio
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -               -8.46      -2.98      -3.15
Worldwide Emerging Markets Fund
------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -
Worldwide Hard Assets Fund                        -2.37       1.55       4.44
------------------------------------------------------------------------------


       **The underlying mutual fund Inception Date is the date the underlying mutual fund first became effective, which is not necessarily the same date the underlying mutual fund was first made available through the variable account. For those underlying mutual funds which have not been offered as sub-accounts through the variable account for one of the quoted periods, the cash values will show the investment performance such underlying mutual funds would have achieved (reduced by any applicable variable account and policy charges, and underlying mutual fund investment advisory fees and expenses) had they been offered as sub-accounts through the variable account for the period quoted. Certain underlying mutual funds are not as old as some of the periods quoted, therefore, the cash values may not be available for all of the periods shown.

       The preceding table displays three types of total return. Simply stated, total return shows the percentage change in unit values, with dividends and capital gains reinvested, after the deduction of a 0.60% asset charge (and the deduction of applicable investment advisory fees and other expenses of the underlying mutual funds). The total return figures shown in the Annual Percentage Change and Annualized Percentage Change columns represent annualized figures; i.e., they show the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period. The Non-Annualized Percentage Change total return figures are not annual return figures but instead represent the total percentage change in unit value over the stated periods without annualization. THE TOTAL RETURN FIGURES DO NOT TAKE INTO ACCOUNT THE SEVERAL OTHER POLICY CHARGES WHICH ARE DESCRIBED IN THE "POLICY CHARGES" SECTION. THESE OTHER CHARGES INCLUDE DEDUCTIONS FROM PREMIUMS, COST OF INSURANC CHARGES, SURRENDER CHARGES AND A MONTHLY ADMINISTRATIVE CHARGE.

                         PERFORMANCE TABLE - CASH VALUE


                                       ------------------------------------------------------------------------------------------
                                                        1 YEAR TO 12/31/00       2 YEARS TO 12/31/00      3 YEARS TO 12/31/00
---------------------------------------------------------------------------------------------------------------------------------
                                        FUND                         CASH                     CASH                     CASH
    UNDERLYING INVESTMENT OPTIONS       INCEPTION       ACCUM        SURR.       ACCUM        SURR.        ACCUM       SURR.
                                        DATE**          VALUE        VALUE       VALUE        VALUE        VALUE       VALUE
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Income &             10/30/97        $14,193      $3,156      $31,093      $20,057     $52,522      $42,589
Growth
---------------------------------------------------------------------------------------------------------------------------------
American Century VP  International       05/01/94        $13,132      $2,095      $35,122      $24,085     $61,215      $51,283
---------------------------------------------------------------------------------------------------------------------------------
American Century VP Value                05/01/96        $18,884      $7,848      $37,564      $26,528     $56,920      $46,987
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust -
Value Portfolio (formerly, Warburg
Pincus Trust - Growth & Income
Portfolio)                               10/31/97        $17,393      $6,357      $35,956      $24,920     $56,548      $46,616
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust -
International  Equity Portfolio          06/30/95        $11,583      $0,547      $29,899      $18,863     $48,966      $39,033
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus
Trust - Global Post Venture
Capital Portfolio (formerly,
Warburg Pincus Trust - Global
Post Venture Capital Portfolio
Portfolio) (formerly, Warburg
Pincus Trust - Post Venture
Capital Portfolio Portfolio)             09/30/96        $13,038      $2,001      $34,379      $23,343     $56,650      $46,717
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios
European Equity Portfolio - Initial
Shares                                   04/30/99        $15,685      $4,648           NA           NA          NA           NA
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth
Fund - Initial Shares                    10/06/93        $14,216      $3,180      $32,867      $21,831     $56,854      $46,921
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund - Initial
Shares                                   09/29/89        $14,456      $3,419      $32,040      $21,004     $54,522      $44,589
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund
-Appreciation Fund - Initial Shares
(formerly, Capital Appreciation
Portfolio)                               04/05/93        $15,908      $4,872      $33,625      $22,589     $56,802      $46,869
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series -
Federated Quality Bond Fund II           04/22/99        $17,768      $6,731           NA           NA          NA           NA
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:
Service Class                            10/09/86        $17,304      $6,268      $35,736      $24,700     $56,076      $46,143
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:
Service Class                            10/09/86        $14,255      $3,219      $33,999      $22,963     $61,402      $51,470
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio:
Service Class                            09/15/85        $12,199      $1,163      $25,591      $14,555     $38,124      $28,192
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio
Service Class                            01/28/87        $12,740      $1,704      $31,295      $20,259     $52,001      $42,068
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contraband Portfolio:
Service Class                            01/03/95        $14,879      $3,842      $33,491      $22,455     $57,561      $47,629
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunity
Port. Service Class                      01/03/95        $13,100      $2,063      $26,820      $15,784     $43,926      $33,993
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Capital
Appreciation Portfolio: Service Shares   05/01/97        $12,803      $1,767      $34,833      $23,797     $69,392      $59,459
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Global Portfolio:
Service Shares                           01/18/00             NA          NA           NA           NA          NA           NA
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Intl. Growth
Portfolio Service Shares                 05/02/94        $13,272      $2,236      $37,784      $26,748     $66,292      $56,359
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund           04/15/92        $11,638      $0,601      $23,864      $12,828     $39,829      $29,896
---------------------------------------------------------------------------------------------------------------------------------
NSAT Dreyfus NSAT Mid Cap Index Fund
(formerly, NSAT Nationwide Mid Cap
Index Fund) (formerly, NSAT
Nationwide Select Advisers Mid Cap
Index Fund)                              10/31/97        $18,704      $7,668      $41,021      $29,984     $65,414      $55,482
---------------------------------------------------------------------------------------------------------------------------------
NSAT Federated NSAT Equity Income
Fund (formerly, NSAT Nationwide
Equity Income Fund)                      10/31/97        $14,312      $3,276      $31,298      $20,262     $50,631      $40,699
---------------------------------------------------------------------------------------------------------------------------------



                                       -------------------------------------------------------------------------------------------
                                            5 YEARS TO 12/31/00         10 YEARS TO 12/31/00          INCEPTION TO 12/31/00
----------------------------------------------------------------------------------------------------------------------------------
                                                          CASH                          CASH                            CASH
    UNDERLYING INVESTMENT OPTIONS           ACCUM         SURR.           ACCUM         SURR.          ACCUM            SURR.
                                            VALUE         VALUE           VALUE         VALUE          VALUE            VALUE
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income &                       NA            NA            NA            NA          $78,267          $69,438
Growth
----------------------------------------------------------------------------------------------------------------------------------
American Century VP  International           $132,142      $124,416            NA            NA         $204,344         $198,826
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value                          NA            NA            NA            NA         $111,702         $103,977
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust -
Value Portfolio (formerly, Warburg
Pincus Trust - Growth & Income
Portfolio)                                         NA            NA            NA            NA          $78,386          $69,556
----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust -
International  Equity Portfolio               $92,504       $84,779            NA            NA         $109,974         $103,352
----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus
Trust - Global Post Venture
Capital Portfolio (formerly,
Warburg Pincus Trust - Global
Post Venture Capital Portfolio
Portfolio) (formerly, Warburg
Pincus Trust - Post Venture
Capital Portfolio Portfolio)                       NA            NA            NA            NA         $108,741         $101,015
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios
European Equity Portfolio - Initial
Shares                                             NA            NA            NA            NA          $36,381          $25,345
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth
Fund - Initial Shares                        $129,792      $122,067            NA            NA         $267,778         $263,363
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund - Initial
Shares                                       $125,825      $118,100      $435,486      $435,486         $561,268         $561,268
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund
-Appreciation Fund - Initial Shares
(formerly, Capital Appreciation
Portfolio)                                   $128,613      $120,888            NA            NA         $283,685         $279,270
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series -
Federated Quality Bond Fund II                     NA            NA            NA            NA          $35,395          $24,358
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:
Service Class                                $117,544      $109,819      $407,916      $407,916         $784,384         $784,384
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:
Service Class                                $138,282      $130,557      $492,976      $492,976       $1,049,348       $1,049,348
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio:
Service Class                                 $74,033       $66,308      $218,181      $218,181         $471,545         $471,545
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio
Service Class                                $105,771       $98,046      $288,910      $288,910         $483,036         $483,036
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contraband Portfolio:
Service Class                                $128,435      $120,710            NA            NA         $182,588         $175,966
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunity
Port. Service Class                           $96,744       $89,019            NA            NA         $133,978         $127,356
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Capital
Appreciation Portfolio: Service Shares             NA            NA            NA            NA         $104,344          $95,515
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Global Portfolio:
Service Shares                                     NA            NA            NA            NA          $10,421           $0,615
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Intl. Growth
Portfolio Service Shares                     $151,083      $143,358            NA            NA         $253,024         $247,506
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                $92,131       $84,406            NA            NA         $243,257         $239,946
----------------------------------------------------------------------------------------------------------------------------------
NSAT Dreyfus NSAT Mid Cap Index Fund
(formerly, NSAT Nationwide Mid Cap
Index Fund) (formerly, NSAT
Nationwide Select Advisers Mid Cap
Index Fund)                                        NA            NA            NA            NA          $89,446          $80,617
----------------------------------------------------------------------------------------------------------------------------------
NSAT Federated NSAT Equity Income
Fund (formerly, NSAT Nationwide
Equity Income Fund)                                NA            NA            NA            NA          $71,007          $62,178
----------------------------------------------------------------------------------------------------------------------------------

                                       ------------------------------------------------------------------------------------------
                                                        1 YEAR TO 12/31/00       2 YEARS TO 12/31/00      3 YEARS TO 12/31/00
---------------------------------------------------------------------------------------------------------------------------------
                                         FUND                        CASH                     CASH                     CASH
    UNDERLYING INVESTMENT OPTIONS        INCEPTION      ACCUM        SURR.       ACCUM        SURR.        ACCUM       SURR.
                                         DATE**         VALUE        VALUE       VALUE        VALUE        VALUE       VALUE
---------------------------------------------------------------------------------------------------------------------------------
NSAT Federated NSAT High Income Bond     10/31/97        $14,595      $3,559      $29,678      $18,641     $45,503      $35,570
Fund (formerly, NSAT Nationwide High
Income Bond Fund)
---------------------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT International         08/30/00             NA          NA           NA           NA          NA           NA
Growth Fund
---------------------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Emerging Markets
Fund                                     08/30/00             NA          NA           NA           NA          NA           NA
---------------------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Global Technology
& Communication Fund                     06/30/00             NA          NA           NA           NA          NA           NA
---------------------------------------------------------------------------------------------------------------------------------
NSAT Government  Bond Fund               11/08/82        $18,131      $7,094      $35,535      $24,499     $54,474      $44,541
---------------------------------------------------------------------------------------------------------------------------------
NSAT JP Morgan NSAT Balanced Fund
(formerly, NSAT Nationwide Balanced
Fund)                                    10/31/97        $15,976      $4,939      $31,991      $20,955     $49,184      $39,252
---------------------------------------------------------------------------------------------------------------------------------
NSAT MAS NSAT Multi Sector Bond Fund
(formerly the NSAT Nationwide Multi
Sector Bond Fund)                        10/31/97        $16,950      $5,913      $33,975      $22,939     $51,298      $41,365
---------------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                   11/10/81        $17,043      $6,007      $34,767      $23,730     $53,238      $43,305
---------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global 50 Fund
(formerly, Nationwide Global Equity
Fund)                                    10/31/97        $13,924      $2,888      $31,225      $20,189     $51,723      $41,790
---------------------------------------------------------------------------------------------------------------------------------
Nationwide  Small Cap Growth Fund
(formerly, Nationwide Select Advisers
Small Cap Growth Fund)                   05/03/99        $13,418      $2,382           NA           NA          NA           NA
---------------------------------------------------------------------------------------------------------------------------------
Nationwide Small Cap Value               10/31/97        $18,025      $6,989      $40,967      $29,931     $62,463      $52,530
---------------------------------------------------------------------------------------------------------------------------------
NSAT Small Company Fund                  10/23/95        $17,618      $6,582      $42,756      $31,720     $67,616      $57,683
---------------------------------------------------------------------------------------------------------------------------------
Nationwide Strategic Value Fund          10/31/97        $17,269      $6,233      $33,813      $22,777     $50,117      $40,184
---------------------------------------------------------------------------------------------------------------------------------
NSAT Strong NSAT Mid Cap Growth Fund
(formerly, NSAT Nationwide Strategic
Growth Fund)                             10/31/97        $13,607      $2,571      $39,231      $28,194     $67,599      $57,666
---------------------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                   11/08/82        $15,675      $4,638      $32,409      $21,372     $52,099      $42,167
---------------------------------------------------------------------------------------------------------------------------------
NSAT Turner NSAT Return Fund             07/03/95             NA          NA           NA           NA          NA           NA
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT  Guardian
Portfolio                                11/03/97        $16,250      $5,214      $34,934      $23,898     $59,769      $49,836
---------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT  Mid Cap
Growth Portfolios                        11/03/97        $15,010      $3,974      $37,791      $26,755     $69,717      $59,785
---------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Partners Port
folio                                    03/22/94        $16,078      $5,042      $33,372      $22,335     $51,110      $41,177
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Fund -
Aggressive Growth Fund/VA (formerly,
Oppenheimer Capital Appreciation Fund)   08/15/86        $14,510      $3,474      $41,139      $30,103     $70,152      $60,219
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Fund -
Capital Appreciation Fund/VA
(formerly, Oppenheimer Growth Fund)      04/03/85        $16,130      $5,094      $38,972      $27,935     $66,961      $57,028
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund /VA   06/30/95        $17,015      $5,979      $43,972      $32,936     $74,217      $64,284
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth &
Income Fund/VA (formerly, Oppenheimer
Growth & Income Fund)                    07/05/95        $14,564      $3,528      $32,450      $21,413     $50,804      $40,872
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc          06/30/95        $17,130      $6,094      $40,388      $29,351     $66,328      $56,396
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds,
Inc. - Emerging Markets Debt Portfolio   06/16/97        $18,003      $6,967      $41,255      $30,218     $56,945      $47,013
---------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds,
Inc. - Mid Cap Growth Portfolio          11/08/82        $14,937      $3,901           NA           NA          NA           NA
---------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds,
Inc. - US Real Estate Portfolio          07/03/95        $20,860      $9,824      $40,530      $29,494     $57,418      $47,485
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -
Worldwide Emerging Markets Fund          12/27/95         $8,990      $2,046      $28,127      $17,090     $39,510      $29,577
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -      09/01/89        $17,884      $6,848      $39,651      $28,614     $53,674      $43,741
Worldwide Hard Assets Fund
---------------------------------------------------------------------------------------------------------------------------------



                                       -----------------------------------------------------------------------------------------
                                          5 YEARS TO 12/31/00         10 YEARS TO 12/31/00           INCEPTION TO 12/31/00
--------------------------------------------------------------------------------------------------------------------------------
                                                        CASH                        CASH                               CASH
    UNDERLYING INVESTMENT OPTIONS         ACCUM         SURR.         ACCUM         SURR.             ACCUM            SURR.
                                          VALUE         VALUE         VALUE         VALUE             VALUE            VALUE
--------------------------------------------------------------------------------------------------------------------------------
NSAT Federated NSAT High Income Bond             NA            NA            NA            NA          $65,678          $56,849
Fund (formerly, NSAT Nationwide High
Income Bond Fund)
--------------------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT International                 NA            NA            NA            NA          $15,448           $4,411
Growth Fund
--------------------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Emerging Markets
Fund                                             NA            NA            NA            NA          $13,396           $2,359
--------------------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Global Technology
& Communication Fund                             NA            NA            NA            NA          $13,174           $2,138
--------------------------------------------------------------------------------------------------------------------------------
NSAT Government  Bond Fund                 $101,801       $94,076      $252,028      $252,028         $737,934         $737,934
--------------------------------------------------------------------------------------------------------------------------------
NSAT JP Morgan NSAT Balanced Fund
(formerly, NSAT Nationwide Balanced
Fund)                                            NA            NA            NA            NA          $68,242          $59,413
--------------------------------------------------------------------------------------------------------------------------------
NSAT MAS NSAT Multi Sector Bond Fund
(formerly the NSAT Nationwide Multi
Sector Bond Fund)                                NA            NA            NA            NA          $71,654          $62,825
--------------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                      $98,178       $90,453      $222,946      $222,946         $610,193         $610,193
--------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global 50 Fund
(formerly, Nationwide Global Equity
Fund)                                            NA            NA            NA            NA          $73,966          $65,137
--------------------------------------------------------------------------------------------------------------------------------
Nationwide  Small Cap Growth Fund
(formerly, Nationwide Select Advisers
Small Cap Growth Fund)                           NA            NA            NA            NA          $43,060          $32,023
--------------------------------------------------------------------------------------------------------------------------------
Nationwide Small Cap Value                       NA            NA            NA            NA          $86,592          $77,762
--------------------------------------------------------------------------------------------------------------------------------
NSAT Small Company Fund                    $139,873      $132,147            NA            NA         $174,614         $167,992
--------------------------------------------------------------------------------------------------------------------------------
Nationwide Strategic Value Fund                  NA            NA            NA            NA          $72,141          $63,312
--------------------------------------------------------------------------------------------------------------------------------
NSAT Strong NSAT Mid Cap Growth Fund
(formerly, NSAT Nationwide Strategic
Growth Fund)                                     NA            NA            NA            NA          $94,664          $85,835
--------------------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                     $113,706      $105,981      $370,979      $370,979       $1,353,297       $1,353,297
--------------------------------------------------------------------------------------------------------------------------------
NSAT Turner NSAT Return Fund                     NA            NA            NA            NA          $10,320           $0,717
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT  Guardian
Portfolio                                        NA            NA            NA            NA          $82,166          $73,337
--------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT  Mid Cap
Growth Portfolios                                NA            NA            NA            NA         $105,141          $96,312
--------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Partners Port
folio                                      $110,571      $102,845            NA            NA         $192,779         $187,261
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Fund -
Aggressive Growth Fund/VA (formerly,
Oppenheimer Capital Appreciation Fund)     $147,208      $139,482      $509,409      $509,409       $1,069,863       $1,069,863
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Fund -
Capital Appreciation Fund/VA
(formerly, Oppenheimer Growth Fund)        $152,572      $144,847      $532,061      $532,061       $1,286,519       $1,286,519
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund /VA     $161,232      $153,506      $473,403      $473,403         $508,561         $508,561
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth &
Income Fund/VA (formerly, Oppenheimer
Growth & Income Fund)                      $113,100      $105,375            NA            NA         $144,004         $137,382
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc            $143,038      $135,313            NA            NA         $372,545         $369,234
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds,
Inc. - Emerging Markets Debt Portfolio           NA            NA            NA            NA          $72,616          $63,786
--------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds,
Inc. - Mid Cap Growth Portfolio                  NA            NA            NA            NA          $36,468          $25,431
--------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds,
Inc. - US Real Estate Portfolio            $114,047      $106,322            NA            NA         $142,358         $135,736
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -
Worldwide Emerging Markets Fund             $67,980       $60,254            NA            NA          $89,462          $82,840
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -         $90,870       $83,145      $220,466      $220,466         $262,796         $262,796
Worldwide Hard Assets Fund
--------------------------------------------------------------------------------------------------------------------------------

       **The underlying mutual fund Inception Date is the date the underlying mutual fund first became effective, which is not necessarily the same date the underlying mutual fund was first made available through the variable account. For those underlying mutual funds which have not been offered as sub-accounts through the variable account for one of the quoted periods, the cash values will show the investment performance such underlying mutual funds would have achieved (reduced by any applicable variable account and policy charges, and underlying mutual fund investment advisory fees and expenses) had they been offered as sub-accounts through the variable account for the period quoted. Certain underlying mutual funds are not as old as some of the periods quoted, therefore, the cash values may not be available for all of the periods shown.

       The preceding cash value performance table shows the effect of the performance quoted on accumulated values and cash surrender values, based on a hypothetical annual premium of $10,000 for a 45 year-old male, non-tobacco preferred, with a level death benefit and an initial specified amount of $506,995.21. The cash surrender value figures reflect the deduction of all applicable policy charges, including a 0.60% asset charge, applicable cost of insurance charges, surrender charges, and an annual administrative charge (and the deduction of applicable investment advisory fees and other expenses of the underlying mutual funds). See the "Policy Charges" section for more information about these charges. The cost of insurance charges may be higher or lower for purchasers who do not meet the profile of the hypothetical purchaser. Illustrations reflecting a potential purchaser's specific characteristics are available from Nationwide upon request.

--------------------------------------------------------------------------------


                          Independent Auditors' Report
                          ----------------------------



The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide VLI Separate Account-4:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-4 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended and for the period February 18, 1998 (commencement of operations) through December 31, 1998, and the financial highlights for each of the years in the two year period then ended and for the period February 18, 1998 (commencement of operations) through December 31, 1998. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended and for the period February 18, 1998 (commencement of operations) through December 31, 1998, and the finan- cial highlights for each of the years in the two year period then ended and for the period February 18, 1998 (commencement of operations) through December 31, 1998, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 16, 2001


--------------------------------------------------------------------------------

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 2000

ASSETS:
   Investments at fair value:

      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         3,520,844 shares (cost $26,492,915) ...............................................   $  25,033,199

      American Century VP - American Century VP International (ACVPInt)
         4,327,440 shares (cost $50,107,521) ...............................................      44,269,706

      American Century VP - American Century VP Value (ACVPValue)
         1,110,522 shares (cost $6,655,647) ................................................       7,407,179

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)
         478,283 shares (cost $17,868,978) .................................................      16,486,409

      Dreyfus Stock Index Fund (DryStkIx)
         6,822,189 shares (cost $247,280,744) ..............................................     231,954,425

      Dreyfus IP - European Equity Portfolio (DryEuroEq)
         97,382 shares (cost $1,422,509) ...................................................       1,458,779

      Dreyfus VIF - Appreciation Portfolio (DryVApp)
         829,567 shares (cost $32,580,787) .................................................      32,278,459

      Federated Insurance Series - Quality Bond Fund II (FedQualBd2)
         4,888,937 shares (cost $49,393,596) ...............................................      52,409,408

      Fidelity VIP - Equity-Income Portfolio - Service Class (FidVEqInS)
         1,123,826 shares (cost $26,958,864) ...............................................      28,601,378

      Fidelity VIP - Growth Portfolio - Service Class (FidVGrS)
         2,288,448 shares (cost $112,282,101) ..............................................      99,547,490

      Fidelity VIP - High Income Portfolio - Service Class (FidVHiInS)
         1,742,262 shares (cost $17,700,937) ...............................................      14,199,438

      Fidelity VIP - Overseas Portfolio - Service Class (FidVOvSeS)
         1,219,554 shares (cost $26,879,872) ...............................................      24,317,914

      Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVConS)
         2,001,473 shares (cost $50,647,030) ...............................................      47,374,866

      Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVGrOpS)
         800,720 shares (cost $16,998,621) .................................................      14,172,737

      Gartmore NSAT - Emerging Markets Fund (NSATEmMGM)
         2,782 shares (cost $20,588) .......................................................          20,895

      Gartmore NSAT - Global Technology & Communications Fund (NSATGTecGM)
         75,628 shares (cost $751,824) .....................................................         555,867

      Gartmore NSAT - International Growth Fund (NSATIntGGM)
         2,891 shares (cost $24,686) .......................................................          24,946

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

      Janus Aspen Series - Capital Appreciation Portfolio - Service Shares (JanACapApS)
         835,840 shares (cost $25,584,669) .................................................      22,183,187

      Janus Aspen Series - Global Technology Portfolio - Service Shares (JanAGlTchS)
         2,391,105 shares (cost $21,271,695) ...............................................      15,661,738

      Janus Aspen Series - International Growth Portfolio - Service Shares (JanAIntGrS)
         607,844 shares (cost $21,433,733) .................................................      18,624,342

      Nationwide SAT - Balanced Fund - J.P. Morgan (NSATBalJPM)
         679,412 shares (cost $7,039,214) ..................................................       6,787,329

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         1,479,309 shares (cost $34,225,912) ...............................................      21,716,260

      Nationwide SAT - Equity Income Fund - Federated (NSATEqIFED)
         180,950 shares (cost $2,405,433) ..................................................       2,169,595

      Nationwide SAT - Global 50 Fund (NSATGlob50)
         2,316,205 shares (cost $30,284,783) ...............................................      26,983,784

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         4,350,728 shares (cost $48,110,219) ...............................................      49,772,326

      Nationwide SAT - High Income Bond Fund - Federated (NSATHiIFED)
         1,949,660 shares (cost $17,083,991) ...............................................      15,363,317

      Nationwide SAT - Mid Cap Growth Fund - Strong (NSATMCpSTR)
         1,663,974 shares (cost $34,257,943) ...............................................      27,671,892

      Nationwide SAT - Mid Cap Index Fund - Dreyfus (NSATMCIxDR)
         494,827 shares (cost $6,960,647) ..................................................       6,704,912

      Nationwide SAT - Money Market Fund (NSATMMkt)
         232,950,632 shares (cost $232,950,632) ............................................     232,950,632

      Nationwide SAT - Multi Sector Bond Fund - MAS (NSATMBdMAS)
         2,835,859 shares (cost $26,553,198) ...............................................      26,316,776

      Nationwide SAT - Small Cap Growth Fund (NSATSmCapG)
         433,027 shares (cost $7,290,920) ..................................................       7,032,358

      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         1,751,521 shares (cost $17,697,372) ...............................................      15,238,231

      Nationwide SAT - Small Company Fund (NSATSmCo)
         2,150,419 shares (cost $46,873,187) ...............................................      43,008,379

      Nationwide SAT - Strategic Value Fund (NSATStrVal)
         122,367 shares (cost $1,221,340) ..................................................       1,228,560

      Nationwide SAT - Total Return Fund (NSATTotRtn)
         2,841,975 shares (cost $46,180,109) ...............................................      33,080,588

      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         341,544 shares (cost $5,466,763) ..................................................       5,440,792

      Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         1,637,648 shares (cost $43,888,979) ...............................................      36,814,318

      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         601,581 shares (cost $10,164,616) .................................................       9,727,567

      Oppenheimer Aggressive Growth Fund/VA (OppAggGrVA)
         805,091 shares (cost $73,635,576) ................................................................      56,976,278

      Oppenheimer Capital Appreciation Fund/VA (OppCapApVA)
         966,962 shares (cost $47,676,455) ................................................................      45,089,423

      Oppenheimer Global Securities Fund/VA (OppGlSecVA)
         132,214 shares (cost $3,939,556) .................................................................       4,010,040

      Oppenheimer Main Street Growth & Income Fund/VA (OppMGrInVA)
         981,886 shares (cost $22,848,695) ................................................................      20,874,887

      Strong Opportunity Fund II, Inc. (StOpp2)
         211,464 shares (cost $5,540,840) .................................................................       5,062,438

      Turner NSAT - Growth Focus Fund (NSATGFocTU)
         13,155 shares (cost $82,744) .....................................................................          78,534

      The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio ((MSUEmMkt)
      (formerly Morgan Stanley - Emerging Markets Debt Portfolio)
        216,626 shares (cost $1,602,945) ..................................................................       1,496,887

      The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio (MSUMCapGr)
      (formerly Morgan Stanley - Mid Cap Growth Portfolio)
        68,097 shares (cost $939,349) .....................................................................         840,998

      The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio (MSUUSRealE)
      (formerly Van Kampen American Capital - Morgan Stanley U.S. Real Estate Portfolio)
        437,348 shares (cost $4,980,785) ..................................................................       5,033,881

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWwEmgMkt)
         435,385 shares (cost $4,582,831) .................................................................       3,609,340

      Van Eck WIT - Worldwide Hard Assets Fund (VEWwHrdAst)
         109,063 shares (cost $1,275,365) .................................................................       1,316,394

      Warburg Pincus Trust - Global Post Venture Capital Portfolio (WPTGloPVC)
         191,645 shares (cost $2,340,455) .................................................................       2,431,981

      Warburg Pincus Trust - International Equity Portfolio (WPTIntEq)
         225,970 shares (cost $3,107,770) .................................................................       2,424,657

      Warburg Pincus Trust - Value Portfolio (WPTValue)
         81,531 shares (cost $1,588,695) ..................................................................       1,110,451
                                                                                                                -----------
            Total investments..............................................................................   1,414,946,167

   Accounts receivable ....................................................................................          -
                                                                                                                -----------
            Total assets ..................................................................................   1,414,946,167

ACCOUNTS PAYABLE...........................................................................................          53,726
                                                                                                                -----------
CONTRACT OWNERS' EQUITY (NOTE 7) .......................................................................... $ 1,414,892,441
                                                                                                                ===========

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998





                                                                       Total                                         ACVPincGr
                                                       ------------------------------------------- -------------------------------
                                                         2000           1999            1998              2000          1999
                                                   -------------   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $  21,039,631       6,784,764         795,996          89,434             345
  Mortality and expense risk charges (note 3) ...     (1,473,980)       (382,102)         (7,523)        (33,218)         (4,870)
                                                   -------------   -------------   -------------   -------------   -------------
    Net investment income .......................     19,565,651       6,402,662         788,473          56,216          (4,525)
                                                   -------------   -------------   -------------   -------------   -------------

    Proceeds from mutual funds shares sold ......    537,305,272     201,999,339      61,803,110       4,190,922       4,238,041
    Cost of mutual fund shares sold .............   (520,733,854)   (195,191,587)    (62,074,770)     (4,127,013)     (3,971,748)
                                                   -------------   -------------   -------------   -------------   -------------
    Realized gain (loss) on investment ..........     16,571,418       6,807,752        (271,660)         63,909         266,293
  Change in unrealized gain (loss)
    on investments ..............................   (178,984,942)     42,568,531       6,208,890      (2,277,235)        692,513
                                                   -------------   -------------   -------------   -------------   -------------
    Net gain (loss) on investments ..............   (162,413,524)     49,376,283       5,937,230      (2,213,326)        958,806
                                                   -------------   -------------   -------------   -------------   -------------
  Reinvested capital gains ......................     50,385,356       6,941,880         597,466            --              --
                                                   -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $ (92,462,517)     62,720,825       7,323,169      (2,157,110)        954,281
                                                   =============   =============   =============   =============   =============



                                                        ACVPincGr                           ACVPint
                                                   ---------------   ---------------------------------------------
                                                          1998             2000             1999              1998
                                                     -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $       5,125          29,817            --               355
  Mortality and expense risk charges (note 3) ...              (86)        (43,822)         (3,029)           (173)
                                                     -------------   -------------   -------------   -------------
    Net investment income .......................            5,039         (14,005)         (3,029)            182
                                                     -------------   -------------   -------------   -------------

    Proceeds from mutual funds shares sold ......           60,422      11,287,808       2,517,615         613,620
    Cost of mutual fund shares sold .............          (58,667)     (8,439,891)     (1,889,551)       (614,510)
                                                     -------------   -------------   -------------   -------------
    Realized gain (loss) on investment ..........            1,755       2,847,917         628,064            (890)
  Change in unrealized gain (loss)
    on investments ..............................          125,007     (10,029,310)      4,031,727         159,768
                                                     -------------   -------------   -------------   -------------
    Net gain (loss) on investments ..............          126,762      (7,181,393)      4,659,791         158,878
                                                     -------------   -------------   -------------   -------------
  Reinvested capital gains ......................             --           445,800            --             3,644
                                                     -------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $     131,801      (6,749,598)      4,656,762         162,704
                                                     =============   =============   =============   =============




                                                                          ACVPValue                                   DrySRGr
                                                   ----------------------------------------------  --------------------------------
                                                         2000           1999            1998           2000            1999
                                                   -------------   -------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $      29,260           9,053             169         133,052           1,039
  Mortality and expense risk charges (note 3) ...         (2,491)           (698)            (44)         (5,466)           (849)
                                                   -------------   -------------   -------------   -------------   -------------
    Net investment income .......................         26,769           8,355             125         127,586             190
                                                   -------------   -------------   -------------   -------------   -------------

  Proceeds from mutual funds shares sold ........      5,835,158       1,027,473         216,392       1,524,094         620,665
  Cost of mutual fund shares sold ...............     (5,829,916)     (1,065,502)       (220,562)     (1,237,290)       (483,300)
                                                   -------------   -------------   -------------   -------------   -------------
    Realized gain (loss) on investments .........  $       5,242         (38,029)         (4,170)        286,804         137,365
  Change in unrealized gain (loss)
    on investments ..............................        865,295        (142,040)         28,277      (2,392,732)        901,808
                                                   -------------   -------------   -------------   -------------   -------------
    Net gain (loss) on investments ..............        870,537        (180,069)         24,107      (2,105,928)      1,039,173
                                                   -------------   -------------   -------------   -------------   -------------
  Reinvested capital gains ......................         74,870          85,768           1,997            --           279,678
                                                   -------------   -------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $     972,176         (85,946)         26,229      (1,978,342)      1,319,041
                                                   =============   =============   =============   =============   =============


                                                     DrySRGr                     DryStkix
                                                  -----------   ----------------------------------------------
                                                    1998           2000            1999           1998
                                                  ------------   -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $     2,114       1,776,028         694,199          64,671
  Mortality and expense risk charges (note 3) ...          (96)       (301,447)        (80,224)         (1,001)
                                                  ------------   -------------   -------------   -------------
    Net investment income .......................        2,018       1,474,581         613,975          63,670
                                                  ------------   -------------   -------------   -------------

  Proceeds from mutual funds shares sold ........      292,403      17,394,755       3,651,059       2,855,607
  Cost of mutual fund shares sold ...............     (279,293)    (13,809,069)     (3,038,322)     (2,928,820)
                                                  ------------   -------------   -------------   -------------
    Realized gain (loss) on investments .........       13,110       3,585,686         612,737         (73,213)
  Change in unrealized gain (loss)
    on investments ..............................      108,355     (27,898,576)     11,117,238       1,455,019
                                                  ------------   -------------   -------------   -------------
    Net gain (loss) on investments ..............      121,465     (24,312,890)     11,729,975       1,381,806
                                                  ------------   -------------   -------------   -------------
  Reinvested capital gains ......................       47,900       3,654,055         672,634          12,311
                                                  ------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $   171,383     (19,184,254)     13,016,584       1,457,787
                                                  ============   =============   =============   =============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998




                                                                      DryEuroEq                                   DryVApp
                                                     ----------------------------------------  -------------------------------
                                                        2000           1999            1998         2000            1999
                                                    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     3,040            266           --          209,082        102,225
  Mortality and expense risk charges (note 3) ...          (647)          --             --          (61,134)       (19,902)
                                                    -----------    -----------    -----------    -----------    -----------
    Net investment income .......................         2,393            266           --          147,948         82,323
                                                    -----------    -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........     4,915,237          9,724           --        5,802,885      6,596,135
  Cost of mutual fund shares sold ...............    (4,976,743)        (9,364)          --       (5,449,137)    (6,226,765)
                                                    -----------    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........       (61,506)           360           --          353,748        369,370
  Change in unrealized gain (loss)
    on investments ..............................        26,273          9,997           --       (1,102,409)       649,339
                                                    -----------    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............       (35,233)        10,357           --         (748,661)     1,018,709
                                                    -----------    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................        39,799          1,251           --          355,671         68,742
                                                    -----------    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $     6,959         11,874           --         (245,042)     1,169,774
                                                    ===========    ===========    ===========    ===========    ===========


                                                       DryVApp                         FedQualBd2
                                                    -------------    ----------------------------------------
                                                          1998           2000            1999           1998
                                                      -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     $     7,616        284,124           --             --
  Mortality and expense risk charges (note 3) ...            (108)       (36,034)        (3,162)          --
                                                      -----------    -----------    -----------    -----------
    Net investment income .......................           7,508        248,090         (3,162)          --
                                                      -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........         191,690      5,070,565        193,269           --
  Cost of mutual fund shares sold ...............        (192,584)    (4,943,810)      (195,176)          --
                                                      -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........            (894)       126,755         (1,907)          --
  Change in unrealized gain (loss)
    on investments ..............................         150,742      2,975,611         40,201           --
                                                      -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............         149,848      3,102,366         38,294           --
                                                      -----------    -----------    -----------    -----------
  Reinvested capital gains ......................            --             --             --             --
                                                      -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     $   157,356      3,350,456         35,132           --
                                                      ===========    ===========    ===========    ===========




                                                                     FidVEqinS                             FidVGrS
                                                     ----------------------------------------  ------------------------------
                                                        2000           1999            1998         2000            1999
                                                    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   275,597         97,065           --           46,538          8,639
  Mortality and expense risk charges (note 3) ...       (12,713)        (3,265)          (402)      (106,544)       (12,917)
                                                    -----------    -----------    -----------    -----------    -----------
    Net investment income .......................       262,884         93,800           (402)       (60,006)        (4,278)
                                                    -----------    -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........     8,769,366      2,794,623      1,186,510      8,193,032      1,070,026
  Cost of mutual fund shares sold ...............    (9,316,337)    (2,491,032)    (1,221,597)    (6,947,939)      (923,816)
                                                    -----------    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........      (546,971)       303,591        (35,087)     1,245,093        146,210
  Change in unrealized gain (loss)
    on investments ..............................     1,470,791       (277,459)       449,182    (19,309,179)     6,093,883
                                                    -----------    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............       923,820         26,132        414,095    (18,064,086)     6,240,093
                                                    -----------    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................     1,063,019        214,564           --        5,556,689        543,154
                                                    -----------    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $ 2,249,723        334,496        413,693    (12,567,403)     6,778,969
                                                    ===========    ===========    ===========    ===========    ===========


                                                        FidVGrS                                      FidVHiInS
                                                     -------------   ----------------------------------------
                                                          1998           2000            1999           1998
                                                      -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     $      --          711,532        364,862           --
  Mortality and expense risk charges (note 3) ...            (249)       (21,719)        (1,521)          (245)
                                                      -----------    -----------    -----------    -----------
    Net investment income .......................            (249)       689,813        363,341           (245)
                                                      -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........         759,197      5,669,988        926,716        848,212
  Cost of mutual fund shares sold ...............        (750,697)    (6,842,047)    (1,041,180)      (901,996)
                                                      -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........           8,500     (1,172,059)      (114,464)       (53,784)
  Change in unrealized gain (loss)
    on investments ..............................         480,684     (3,641,858)       103,063         37,295
                                                      -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............         489,184     (4,813,917)       (11,401)       (16,489)
                                                      -----------    -----------    -----------    -----------
  Reinvested capital gains ......................            --             --           13,640           --
                                                      -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     $   488,935     (4,124,104)       365,580        (16,734)
                                                      ===========    ===========    ===========    ===========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                                    FidVOvSeS                                          FidVConS
                                                    -------------------------------------------    --------------------------------
                                                        2000           1999             1998            2000            1999
                                                    ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    217,766          21,110            --            93,712          26,713
  Mortality and expense risk charges (note 3) ...        (49,878)         (9,859)            (75)        (27,798)         (4,360)
                                                    ------------    ------------    ------------    ------------    ------------
    Net investment income .......................        167,888          11,251             (75)         65,914          22,353
                                                    ------------    ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........     23,478,026       7,592,272         528,529       2,681,172       1,218,202
  Cost of mutual fund shares sold ...............    (25,243,216)     (6,861,807)       (553,402)     (2,152,820)     (1,003,352)
                                                    ------------    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........     (1,765,190)        730,465         (24,873)        528,352         214,850
  Change in unrealized gain (loss)
    on investments ..............................     (4,479,931)      1,849,661          68,313      (6,926,956)      3,006,379
                                                    ------------    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............   $  (6,245,121)      2,580,126          43,440      (6,398,604)      3,221,229
                                                    ------------    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................      1,409,432          34,048            --         3,401,735         195,897
                                                    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $ (4,667,801)      2,625,425          43,365      (2,930,955)      3,439,479
                                                    ============    ============    ============    ============    ============

                                                  FidVConS                       FidVGrOpS
                                              --------------   -----------------------------------------
                                                  1998          2000            1999            1998
                                              ------------  ------------    ------------  ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ....................   $        --         125,878          28,246           --
  Mortality and expense risk
   charges (note 3) .......................           (330)      (11,570)         (3,130)          (168)
                                              ------------  ------------    ------------   ------------
    Net investment income .................           (330)      114,308          25,116           (168)
                                              ------------  ------------    ------------   ------------

  Proceeds from mutual funds shares sold ..        974,276     2,790,417         613,535        309,151
  Cost of mutual fund shares sold .........       (947,452)   (2,995,674)       (559,981)      (296,203)
                                              ------------  ------------    ------------   ------------
    Realized gain (loss) on investments ...         26,824      (205,257)         53,554         12,948
  Change in unrealized gain (loss)
    on investments ........................        648,413    (3,225,818)        137,134        262,800
                                              ------------  ------------    ------------   ------------
    Net gain (loss) on investments ........        675,237    (3,431,075)        190,688        275,748
                                              ------------  ------------    ------------   ------------
  Reinvested capital gains ................           --         662,022          55,207           --
                                              ------------  ------------    ------------   ------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ........................   $    674,907    (2,654,745)        271,011        275,580
                                              ============  ============    ============   ============



                                                                     NSATEmMGM                                       NSATGTecGM
                                                    -------------------------------------------    --------------------------------
                                                        2000           1999             1998            2000            1999
                                                    ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       --              --              --              --              --
  Mortality and expense risk charges (note 3) ...           --              --              --              --              --
                                                    ------------    ------------    ------------    ------------    ------------
    Net investment income .......................           --              --              --              --              --
                                                    ------------    ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........        641,425            --              --             9,643            --
  Cost of mutual fund shares sold ...............       (644,443)           --              --           (14,069)           --
                                                    ------------    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........         (3,018)           --              --            (4,426)           --
  Change in unrealized gain (loss)
    on investments ..............................            336            --              --          (195,957)           --
                                                    ------------    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............         (2,682)           --              --          (200,383)           --
                                                    ------------    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................           --              --              --            10,013            --
                                                    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $     (2,682)           --              --          (190,370)           --
                                                    ============    ============    ============    ============    ============

                                                      NSATGTecGM                     NSATIntGGm
                                                    ------------   ---------------------------------------------
                                                        1998            2000            1999              1998
                                                    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $        --              --              --              --
  Mortality and expense risk charges (note 3) ...           --              --              --              --
                                                    ------------    ------------    ------------    ------------
    Net investment income .......................           --              --              --              --
                                                    ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........           --           355,202            --              --
  Cost of mutual fund shares sold ...............           --          (354,541)           --              --
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........           --               661            --              --
  Change in unrealized gain (loss)
    on investments ..............................           --               260            --              --
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............           --               921            --              --
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................           --              --              --              --
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $        --               921            --              --
                                                    ============    ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                                   JanACapApS                                  JanAGlTchS
                                                    ----------------------------------------     ----------------------------
                                                       2000           1999            1998           2000            1999
                                                    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   135,185           --             --           94,337           --
  Mortality and expense risk charges (note 3) ...        (5,130)          --             --           (5,864)          --
                                                    -----------    -----------    -----------    -----------    -----------
    Net investment income .......................       130,055           --             --           88,473           --
                                                    -----------    -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........     2,667,595           --             --        6,627,712           --
  Cost of mutual fund shares sold ...............    (3,199,056)          --             --       (8,282,161)          --
                                                    -----------    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........      (531,461)          --             --       (1,654,449)          --
  Change in unrealized gain (loss)
    on investments ..............................    (3,401,482)          --             --       (5,609,957)          --
                                                    -----------    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............    (3,932,943)          --             --       (7,264,406)          --
                                                    -----------    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................          --             --             --             --             --
                                                    -----------    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $(3,802,888)          --             --       (7,175,933)          --
                                                    ===========    ===========    ===========    ===========    ===========

                                                     JanAGlTchS                       JanAintGrS
                                                    --------------    ----------------------------------------
                                                            1998           2000          1999           1998
                                                       -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................      $      --          482,954           --             --
  Mortality and expense risk charges (note 3) ...             --           (5,407)          --             --
                                                       -----------    -----------    -----------    -----------
    Net investment income .......................             --          477,547           --             --
                                                       -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........             --        8,802,259           --             --
  Cost of mutual fund shares sold ...............             --      (10,182,763)          --             --
                                                       -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........             --       (1,380,504)          --             --
  Change in unrealized gain (loss)
    on investments ..............................             --       (2,809,392)          --             --
                                                       -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............             --       (4,189,896)          --             --
                                                       -----------    -----------    -----------    -----------
  Reinvested capital gains ......................             --             --             --             --
                                                       -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      $      --       (3,712,349)          --             --
                                                       ===========    ===========    ===========    ===========

                                                                    NSATBalJPM                              NSATCapAp
                                                    ----------------------------------------     ----------------------------
                                                       2000           1999            1998           2000            1999
                                                    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   172,981         80,095          9,854         41,174         96,180
  Mortality and expense risk charges (note 3) ...        (5,434)        (1,605)           (51)       (10,414)        (2,498)
                                                    -----------    -----------    -----------    -----------    -----------
    Net investment income .......................       167,547         78,490          9,803         30,760         93,682
                                                    -----------    -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........     5,501,271      2,788,299        316,297      6,534,873      4,176,681
  Cost of mutual fund shares sold ...............    (5,437,733)    (2,830,503)      (315,924)    (7,187,743)    (3,638,494)
                                                    -----------    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........        63,538        (42,204)           373       (652,870)       538,187
  Change in unrealized gain (loss)
    on investments ..............................      (241,628)       (33,063)        22,806    (11,341,220)    (1,637,699)
                                                    -----------    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............      (178,090)       (75,267)        23,179    (11,994,090)    (1,099,512)
                                                    -----------    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................          --              495          2,184      4,845,304      1,352,393
                                                    -----------    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $   (10,543)         3,718         35,166     (7,118,026)       346,563
                                                    ===========    ===========    ===========    ===========    ===========

                                                      NSATCapAp                      NSATEqIFED
                                                    ------------    ----------------------------------------
                                                         1998           2000          1999           1998
                                                     -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $    14,834         15,802          1,722            896
  Mortality and expense risk charges (note 3) ...           (440)        (1,543)           (71)           (17)
                                                     -----------    -----------    -----------    -----------
    Net investment income .......................         14,394         14,259          1,651            879
                                                     -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........        703,904      1,130,737        116,995         18,085
  Cost of mutual fund shares sold ...............       (686,965)    (1,084,332)      (100,117)       (17,928)
                                                     -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........         16,939         46,405         16,878            157
  Change in unrealized gain (loss)
    on investments ..............................        469,266       (334,972)        84,114         15,021
                                                     -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............        486,205       (288,567)       100,992         15,178
                                                     -----------    -----------    -----------    -----------
  Reinvested capital gains ......................        174,093           --              202          2,636
                                                     -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $   674,692       (274,308)       102,845         18,693
                                                     ===========    ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                                     NSATGlob50                                      NSATGvtBd
                                                    -------------------------------------------     ------------------------------
                                                         2000           1999            1998           2000             1999
                                                    ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    199,386           8,364           1,950       2,182,498         798,788
  Mortality and expense risk charges (note 3) ...        (37,311)        (10,207)            (34)        (99,138)        (37,827)
                                                    ------------    ------------    ------------    ------------    ------------
    Net investment income .......................        162,075          (1,843)          1,916       2,083,360         760,961
                                                    ------------    ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........      5,122,679       1,039,009          57,978       5,456,678      10,418,680
  Cost of mutual fund shares sold ...............     (5,037,852)       (930,501)        (57,852)     (5,620,925)    (11,072,171)
                                                    ------------    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........         84,827         108,508             126        (164,247)       (653,491)
  Change in unrealized gain (loss)
    on investments ..............................     (4,336,580)        997,392          38,188       2,189,054        (442,511)
                                                    ------------    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............     (4,251,753)      1,105,900          38,314       2,024,807      (1,096,002)
                                                    ------------    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................        945,098         456,545           3,213            --            35,939
                                                    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $ (3,144,580)      1,560,602          43,443       4,108,167        (299,102)
                                                    ============    ============    ============    ============    ============
                                                      NSATGvtBd                          NSATHiIFED
                                                    -------------     --------------------------------------------
                                                         1998             2000            1999             1998
                                                      ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     $     83,382       1,119,466         308,481          22,707
  Mortality and expense risk charges (note 3) ...             (327)         (9,331)         (3,120)            (68)
                                                      ------------    ------------    ------------    ------------
    Net investment income .......................           83,055       1,110,135         305,361          22,639
                                                      ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........        1,043,507       3,240,993         689,933         206,929
  Cost of mutual fund shares sold ...............       (1,033,771)     (3,550,410)       (687,767)       (213,860)
                                                      ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........            9,736        (309,417)          2,166          (6,931)
  Change in unrealized gain (loss)
    on investments ..............................          (84,436)     (1,573,020)       (155,595)          7,941
                                                      ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............          (74,700)     (1,882,437)       (153,429)          1,010
                                                      ------------    ------------    ------------    ------------
  Reinvested capital gains ......................           22,403            --               645            --
                                                      ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     $     30,758        (772,302)        152,577          23,649
                                                      ============    ============    ============    ============




                                                                     NSATMCpSTR                               NSATMCIxDR
                                                    -------------------------------------------     ------------------------------
                                                         2000           1999            1998           2000             1999
                                                    ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       --              --              --            24,820           1,219
  Mortality and expense risk charges (note 3) ...        (36,857)         (2,128)            (30)         (1,304)             (9)
                                                    ------------    ------------    ------------    ------------    ------------
    Net investment income .......................        (36,857)         (2,128)            (30)         23,516           1,210
                                                    ------------    ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........     10,455,471       2,132,323         150,535       3,068,344         104,264
  Cost of mutual fund shares sold ...............     (9,038,986)     (1,804,973)       (150,564)     (2,777,066)        (89,446)
                                                    ------------    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........      1,416,485         327,350             (29)        291,278          14,818
  Change in unrealized gain (loss)
    on investments ..............................     (7,958,483)      1,323,586          48,847        (336,854)         51,305
                                                    ------------    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............     (6,541,998)      1,650,936          48,818         (45,576)         66,123
                                                    ------------    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................        922,208         515,885            --           238,697          47,431
                                                    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $ (5,656,647)      2,164,693          48,788         216,637         114,764
                                                    ============    ============    ============    ============    ============

                                                      NSATMCIxDR                      NSATMMkt
                                                    ------------     --------------------------------------------
                                                        1998             2000            1999             1998
                                                     ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $        782      10,355,160       3,376,535         506,347
  Mortality and expense risk charges (note 3) ...             (21)       (307,209)       (139,891)         (1,751)
                                                     ------------    ------------    ------------    ------------
    Net investment income .......................             761      10,047,951       3,236,644         504,596
                                                     ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........          48,915     263,535,916     104,229,444      44,230,768
  Cost of mutual fund shares sold ...............         (51,817)   (263,535,916)   (104,229,444)    (44,230,768)
                                                     ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........          (2,902)           --              --              --
  Change in unrealized gain (loss)
    on investments ..............................          29,815            --              --              --
                                                     ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............          26,913            --              --              --
                                                     ------------    ------------    ------------    ------------
  Reinvested capital gains ......................            --              --              --              --
                                                     ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $     27,674      10,047,951       3,236,644         504,596
                                                     ============    ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                                   NSATMBdMAS                              NSATSmCapG
                                                    ----------------------------------------     ----------------------------
                                                        2000           1999            1998           2000            1999
                                                    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $ 1,380,209        405,079         20,456           --             --
  Mortality and expense risk charges (note 3) ...       (35,618)        (8,904)           (64)        (1,793)           (31)
                                                    -----------    -----------    -----------    -----------    -----------
    Net investment income .......................     1,344,591        396,175         20,392         (1,793)           (31)
                                                    -----------    -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........     1,457,359        824,473        678,560      4,671,162     11,249,953
  Cost of mutual fund shares sold ...............    (1,524,119)      (850,875)      (682,489)    (4,701,490)   (11,295,118)
                                                    -----------    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........       (66,760)       (26,402)        (3,929)       (30,328)       (45,165)
  Change in unrealized gain (loss)
    on investments ..............................      (112,147)      (125,056)           781     (1,279,267)     1,020,705
                                                    -----------    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............      (178,907)      (151,458)        (3,148)    (1,309,595)       975,540
                                                    -----------    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................          --             --              691         72,445        101,886
                                                    -----------    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $ 1,165,684        244,717         17,935     (1,238,943)     1,077,395
                                                    ===========    ===========    ===========    ===========    ===========
                                                      NSATSmCapG                         NSATSmCapV
                                                    -------------   ------------------------------------------
                                                           1998           2000            1999           1998
                                                     -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       --             --             --             --
  Mortality and expense risk charges (note 3) ...           --           (6,507)          (609)           (72)
                                                     -----------    -----------    -----------    -----------
    Net investment income .......................           --           (6,507)          (609)           (72)
                                                     -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........           --        5,713,553      1,400,366        119,432
  Cost of mutual fund shares sold ...............           --       (5,334,666)    (1,184,849)      (127,976)
                                                     -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........           --          378,887        215,517         (8,544)
  Change in unrealized gain (loss)
    on investments ..............................           --       (2,383,146)      (194,598)       118,603
                                                     -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............           --       (2,004,259)        20,919        110,059
                                                     -----------    -----------    -----------    -----------
  Reinvested capital gains ......................           --        2,830,882        651,318           --
                                                     -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $      --          820,116        671,628        109,987
                                                     ===========    ===========    ===========    ===========




                                                                    NSATSmCo                                NSATStrVal
                                                    ----------------------------------------     ----------------------------
                                                        2000           1999            1998           2000            1999
                                                    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     6,404           --             --           12,032          5,676
  Mortality and expense risk charges (note 3) ...       (24,879)        (4,091)          (112)          (439)          (137)
                                                    -----------    -----------    -----------    -----------    -----------
    Net investment income .......................       (18,475)        (4,091)          (112)        11,593          5,539
                                                    -----------    -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........     5,986,277      1,854,552        303,745      6,700,644        173,459
  Cost of mutual fund shares sold ...............    (4,024,143)    (1,415,009)      (310,124)    (6,640,337)      (155,571)
                                                    -----------    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........     1,962,134        439,543         (6,379)        60,307         17,888
  Change in unrealized gain (loss)
    on investments ..............................    (6,709,330)     2,711,547        132,974         33,455        (70,115)
                                                    -----------    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............    (4,747,196)     3,151,090        126,595         93,762        (52,227)
                                                    -----------    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................     6,779,344        500,536           --             --           22,264
                                                    -----------    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $ 2,013,673      3,647,535        126,483        105,355        (24,424)
                                                    ===========    ===========    ===========    ===========    ===========

                                                    NSATStrVal                     NSATTotRtn
                                                   ------------   ------------------------------------------
                                                         1998           2000            1999           1998
                                                   -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................  $     1,052        193,418         96,396         27,487
  Mortality and expense risk charges (note 3) ...          (24)        (5,805)          (606)          (578)
                                                   -----------    -----------    -----------    -----------
    Net investment income .......................        1,028        187,613         95,790         26,909
                                                   -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........       81,326      3,055,349        806,876      1,201,208
  Cost of mutual fund shares sold ...............      (89,165)    (2,710,595)      (784,668)    (1,222,228)
                                                   -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........       (7,839)       344,754         22,208        (21,020)
  Change in unrealized gain (loss)
    on investments ..............................       43,881    (13,348,541)       (33,899)       283,836
                                                   -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............       36,042    (13,003,787)       (11,691)       262,816
                                                   -----------    -----------    -----------    -----------
  Reinvested capital gains ......................         --       11,991,779        809,302        321,440
                                                   -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $    37,070       (824,395)       893,401        611,165
                                                   ===========    ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                                      NBAMTGuard                              NBAMTMCGr
                                                    --------------------------------------------    ------------------------------
                                                         2000           1999            1998           2000            1999
                                                    ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     16,882           3,977            --              --              --
  Mortality and expense risk charges (note 3) ...         (1,965)           (679)            (83)        (41,606)         (7,463)
                                                    ------------    ------------    ------------    ------------    ------------
    Net investment income .......................         14,917           3,298             (83)        (41,606)         (7,463)
                                                    ------------    ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........      1,626,130         807,995         117,578      13,583,260       7,840,757
  Cost of mutual fund shares sold ...............     (1,517,104)       (670,629)       (123,077)     (9,016,924)     (6,652,007)
                                                    ------------    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........        109,026         137,366          (5,499)      4,566,336       1,188,750
  Change in unrealized gain (loss)
    on investments ..............................       (185,904)         77,047          82,886     (10,290,829)      3,039,884
                                                    ------------    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............        (76,878)        214,413          77,387      (5,724,493)      4,228,634
                                                    ------------    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................           --              --              --             6,497          37,807
                                                    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $    (61,961)        217,711          77,304      (5,759,602)      4,258,978
                                                    ============    ============    ============    ============    ============


                                                   BAMTMCGr                         NBAMTPart
                                                   ------------    ----------------------------------------------
                                                       1998           2000            1999           1998
                                                   ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          --            55,679          56,853             114
  Mortality and expense risk charges (note 3) ...  $        (52)         (5,009)         (2,109)           (290)
                                                   ------------    ------------    ------------    ------------
    Net investment income .......................           (52)         50,670          54,744            (176)
                                                   ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........       140,913       3,401,374         787,143         862,257
  Cost of mutual fund shares sold ...............      (137,009)     (3,678,166)       (785,895)       (875,740)
                                                   ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........         3,904        (276,792)          1,248         (13,483)
  Change in unrealized gain (loss)
    on investments ..............................       176,285        (888,222)        196,040         255,133
                                                   ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............       180,189      (1,165,014)        197,288         241,650
                                                   ------------    ------------    ------------    ------------
  Reinvested capital gains ......................          --         1,184,100          98,874           3,599
                                                   ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........  $    180,137          69,756         350,906         245,073
                                                   ============    ============    ============    ============



                                                                   OppAggGrVA                                OppCapApVA
                                                    --------------------------------------------    ------------------------------
                                                         2000           1999            1998           2000            1999
                                                    ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       --              --                26          26,876          10,044
  Mortality and expense risk charges (note 3) ...        (52,493)         (2,942)            (80)        (35,238)         (4,168)
                                                    ------------    ------------    ------------    ------------    ------------
    Net investment income .......................        (52,493)         (2,942)            (54)         (8,362)          5,876
                                                    ------------    ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........     13,833,125       1,971,772         120,154       6,304,788         993,762
  Cost of mutual fund shares sold ...............     (9,344,555)     (1,353,384)       (118,908)     (4,511,928)       (802,267)
                                                    ------------    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........      4,488,570         618,388           1,246       1,792,860         191,495
  Change in unrealized gain (loss)
    on investments ..............................    (19,721,439)      2,906,737         155,404      (5,403,446)      2,561,317
                                                    ------------    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............    (15,232,869)      3,525,125         156,650      (3,610,586)      2,752,812
                                                    ------------    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................        950,033            --               270       1,434,225         110,334
                                                    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $(14,335,329)      3,522,183         156,866      (2,184,723)      2,869,022
                                                    ============    ============    ============    ============    ============
                                                     OppCapApVA                      OppGlSecVA
                                                    ------------     --------------------------------------------
                                                         1998           2000            1999           1998
                                                     ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $          8            --              --              --
  Mortality and expense risk charges (note 3) ...            (142)         (1,051)           --              --
                                                     ------------    ------------    ------------    ------------
    Net investment income .......................            (134)         (1,051)           --              --
                                                     ------------    ------------    ------------    ------------

  Proceeds from mutual funds shares sold ........         412,555       3,569,728            --              --
  Cost of mutual fund shares sold ...............        (391,820)     (3,708,378)           --              --
                                                     ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........          20,735        (138,650)           --              --
  Change in unrealized gain (loss)
    on investments ..............................         255,097          70,484            --              --
                                                     ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............         275,832         (68,166)           --              --
                                                     ------------    ------------    ------------    ------------
  Reinvested capital gains ......................             101            --              --              --
                                                     ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $    275,799         (69,217)           --              --
                                                     ============    ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998



                                                                  OppMGrInVA                                       StOpp2
                                                  ----------------------------------------     ------------------------------------
                                                     2000           1999            1998           2000            1999       1998
                                                  -----------    -----------    -----------    -----------    ----------   --------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $    38,554         10,187             29           --            --           --
  Mortality and expense risk charges (note 3) .       (10,265)        (2,014)          (113)        (1,449)         --           --
                                                  -----------    -----------    -----------    -----------    ----------   --------
    Net investment income .....................        28,289          8,173            (84)        (1,449)         --           --
                                                  -----------    -----------    -----------    -----------    ----------   --------

  Proceeds from mutual funds shares sold ......     1,958,100        570,677        698,919      2,262,742          --           --
  Cost of mutual fund shares sold .............    (1,608,534)      (582,947)      (718,580)    (2,255,273)         --           --
                                                  -----------    -----------    -----------    -----------    ----------   --------
    Realized gain (loss) on investments .......       349,566        (12,270)       (19,661)         7,469          --           --
  Change in unrealized gain (loss)
    on investments ............................    (2,767,885)       713,752         80,325       (478,402)         --           --
                                                  -----------    -----------    -----------    -----------    ----------   --------
    Net gain (loss) on investments ............    (2,418,319)       701,482         60,664       (470,933)         --           --
                                                  -----------    -----------    -----------    -----------    ----------   --------
  Reinvested capital gains ....................       509,013         17,163            645        501,505          --           --
                                                  -----------    -----------    -----------    -----------    ----------   --------
      Net increase (decrease) in contract owners'
        equity resulting from operations .....   $(1,881,017)       726,818         61,225         29,123          --           --
                                                 ===========    ===========    ===========    ===========    ==========   =========

                                                              NSATGFocTU
                                                    ----------------------------------------
                                                         2000            1999           1998
                                                    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      --             --             --
  Mortality and expense risk charges (note 3) ...          --             --             --
                                                    -----------    -----------    -----------
    Net investment income .......................          --             --             --
                                                    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........       290,188           --             --
  Cost of mutual fund shares sold ...............      (317,405)          --             --
                                                    -----------    -----------    -----------
    Realized gain (loss) on investments .........       (27,217)          --             --
  Change in unrealized gain (loss)
    on investments ..............................        (4,210)          --             --
                                                    -----------    -----------    -----------
    Net gain (loss) on investments ..............       (31,427)          --             --
                                                    -----------    -----------    -----------
  Reinvested capital gains ......................          --             --             --
                                                    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $   (31,427)          --             --
                                                    ===========    ===========    ===========

                                                                    MSUEmMkt                                       MSUMCapGr
                                                    ----------------------------------------   -------------------------------------
                                                       2000         1999            1998           2000            1999       1998
                                                    -----------  -----------    -----------    -----------    ----------   ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   151,314       85,097         18,594           --            --         --
  Mortality and expense risk charges (note 3) ...          (963)        (166)           (11)          (162)         --         --
                                                    -----------  -----------    -----------    -----------    ---------- ----------
    Net investment income .......................       150,351       84,931         18,583           (162)         --         --
                                                    -----------  -----------    -----------    -----------    ---------- ----------

  Proceeds from mutual funds shares sold ........     1,344,335      218,023        268,442        769,277          --         --
  Cost of mutual fund shares sold ...............    (1,256,230)    (200,881)      (301,322)      (782,583)         --         --
                                                    -----------  -----------    -----------    -----------    ---------- ----------
    Realized gain (loss) on investments .........        88,105       17,142        (32,880)       (13,306)         --         --
  Change in unrealized gain (loss)
    on investments ..............................      (119,691)      20,955         (7,323)       (98,350)         --         --
                                                    -----------  -----------    -----------    -----------    ---------- ----------
    Net gain (loss) on investments ..............       (31,586)      38,097        (40,203)      (111,656)         --         --
                                                    -----------  -----------    -----------    -----------    ---------- ----------
  Reinvested capital gains ......................          --           --             --              800          --         --
                                                    -----------  -----------    -----------    -----------    ---------- ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $   118,765      123,028        (21,620)      (111,018)         --         --
                                                    ===========  ===========    ===========    ===========    ========== ==========

                                                                    MSUUSRealE
                                                    ----------------------------------------
                                                         2000            1999           1998
                                                    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   265,214         54,408             34
  Mortality and expense risk charges (note 3) ...        (2,123)        (1,163)           (50)
                                                    -----------    -----------    -----------
    Net investment income .......................       263,091         53,245            (16)
                                                    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........    10,682,231     10,399,298        357,742
  Cost of mutual fund shares sold ...............   (10,383,636)   (10,439,502)      (388,797)
                                                    -----------    -----------    -----------
    Realized gain (loss) on investments .........       298,595        (40,204)       (31,055)
  Change in unrealized gain (loss)
    on investments ..............................       155,839       (130,048)        27,306
                                                    -----------    -----------    -----------
    Net gain (loss) on investments ..............       454,434       (170,252)        (3,749)
                                                    -----------    -----------    -----------
  Reinvested capital gains ......................        25,130           --              339
                                                    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $   742,655       (117,007)        (3,426)
                                                    ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                                   VEWwEmgMkt                             VEWwHrdAst
                                                    -----------------------------------------    ----------------------------
                                                       2000           1999            1998           2000            1999
                                                    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      --             --             --            6,160          2,469
  Mortality and expense risk charges (note 3) ...        (1,640)          (139)           (20)          (124)          (295)
                                                    -----------    -----------    -----------    -----------    -----------
    Net investment income .......................        (1,640)          (139)           (20)         6,036          2,174
                                                    -----------    -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........     8,541,759      1,092,848         70,482      6,042,759        718,765
  Cost of mutual fund shares sold ...............    (8,950,297)      (857,511)       (84,625)    (6,013,577)      (692,370)
                                                    -----------    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........      (408,538)       235,337        (14,143)        29,182         26,395
  Change in unrealized gain (loss)
    on investments ..............................    (1,655,251)       663,413         18,347         20,687         22,444
                                                    -----------    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............    (2,063,789)       898,750          4,204         49,869         48,839
                                                    -----------    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................          --             --             --             --             --
                                                    -----------    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $(2,065,429)       898,611          4,184         55,905         51,013
                                                    ===========    ===========    ===========    ===========    ===========
                                                      VEWwHrdAst                     WPTGloPVC
                                                   ------------      ----------------------------------------
                                                          1998           2000            1999           1998
                                                     -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $      --           25,366         10,150          4,521
  Mortality and expense risk charges (note 3) ...            (11)        (2,889)        (1,209)           (50)
                                                     -----------    -----------    -----------    -----------
    Net investment income .......................            (11)        22,477          8,941          4,471
                                                     -----------    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........         46,572      1,991,744        372,724        345,457
  Cost of mutual fund shares sold ...............        (49,623)    (1,898,600)      (375,164)      (337,050)
                                                     -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........         (3,051)        93,144         (2,440)         8,407
  Change in unrealized gain (loss)
    on investments ..............................         (2,102)        87,894         (2,238)         5,870
                                                     -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............         (5,153)       181,038         (4,678)        14,277
                                                     -----------    -----------    -----------    -----------
  Reinvested capital gains ......................           --           23,283         18,278           --
                                                     -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $    (5,164)       226,798         22,541         18,748
                                                     ===========    ===========    ===========    ===========

                                                                    WPTInteq
                                                    -----------------------------------------
                                                       2000           1999            1998
                                                    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    12,900         19,282          2,873
  Mortality and expense risk charges (note 3) ...        (1,340)           (81)           (42)
                                                    -----------    -----------    -----------
    Net investment income .......................        11,560         19,201          2,831
                                                    -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........       992,359        785,974        277,515
  Cost of mutual fund shares sold ...............      (749,434)      (670,363)      (301,573)
                                                    -----------    -----------    -----------
    Realized gain (loss) on investments .........       242,925        115,611        (24,058)
  Change in unrealized gain (loss)
    on investments ..............................    (1,294,832)       581,395         30,323
                                                    -----------    -----------    -----------
    Net gain (loss) on investments ..............    (1,051,907)       697,006          6,265
                                                    -----------    -----------    -----------
  Reinvested capital gains ......................       310,165           --             --
                                                    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $  (730,182)       716,207          9,096
                                                    ===========    ===========    ===========

                                                                        WPTValue
                                                     ----------------------------------------
                                                         2000            1999           1998
                                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................    $      --             --             --
  Mortality and expense risk charges (note 3) ...         (1,199)          (154)           (13)
                                                     -----------    -----------    -----------
    Net investment income .......................         (1,199)          (154)           (13)
                                                     -----------    -----------    -----------

  Proceeds from mutual funds shares sold ........      1,772,806        364,939         87,326
  Cost of mutual fund shares sold ...............     (1,546,982)      (278,265)       (89,432)
                                                     -----------    -----------    -----------
    Realized gain (loss) on investments .........        225,824         86,674         (2,106)
  Change in unrealized gain (loss)
    on investments ..............................       (716,480)       208,276         29,961
                                                     -----------    -----------    -----------
    Net gain (loss) on investments ..............       (490,656)       294,950         27,855
                                                     -----------    -----------    -----------
  Reinvested capital gains ......................        141,743           --             --
                                                     -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    $  (350,112)       294,796         27,842
                                                     ===========    ===========    ===========


See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                            Total                                       ACVPincGr
                                      ---------------------------------------------- ----------------------------------------------
                                            2000            1999            1998           2000            1999            1998
                                      --------------  --------------  --------------  --------------   -------------  -------------
INVESTMENT ACTIVITY:
  Net investment income............... $  19,565,651       6,402,662         788,473          56,216          (4,525)       5,039
  Realized gain (loss) on investments     16,571,418       6,807,752        (271,660)         63,909         266,293         1,755
  Change in unrealized gain (loss)
    on investments....................  (178,984,942)     42,568,531       6,208,888      (2,277,235)        692,513       125,007
  Reinvested capital gains............    50,385,356       6,941,880         597,466               -               -             -
                                      --------------  --------------  --------------  --------------   -------------  ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......   (92,462,517)     62,720,825       7,323,167      (2,157,110)        954,281       131,801
                                      --------------  --------------  --------------  --------------   -------------  ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...................    947,537,536     515,112,072     106,894,981       9,141,279       4,843,884       168,731
  Transfers between funds.............              -               -               -       7,485,967       5,659,068       959,762
  Surrenders..........................    (10,694,705)     (2,953,250)       (205,540)       (307,329)        (25,955)          (64)
  Death benefits......................        (65,736)       (165,946)              -          (1,577)         (1,531)            -
  Policy loans (net of repayments)
    (note 5)..........................     (9,821,909)     (4,792,558)     (1,093,563)        (57,111)        (99,683)            -
  Deductions for surrender charges
    (note 2d).........................     (1,692,311)       (378,228)         (2,405)        (48,631)         (3,324)           (1)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c).................    (63,687,230)    (28,207,228)     (4,765,148)     (1,117,246)       (410,626)      (23,721)
  Asset charges (note 3):
    FPVUL & VEL contracts.............     (1,989,545)       (882,295)       (148,735)        (32,044)        (13,701)         (985)
    MSP contracts.....................       (359,299)        (49,709)           (535)         (6,176)         (1,582)           (4)
    SL contracts......................       (165,436)        (99,794)        (12,520)         (4,637)         (1,422)          (83)
                                       --------------  --------------  --------------  --------------   -------------  ------------
      Net equity transactions.........    859,061,365     477,583,064     100,666,535      15,052,495       9,945,128     1,103,635
                                       --------------  --------------  --------------  --------------   -------------  ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY......................    766,598,848     540,303,889     107,989,702      12,895,385      10,899,409     1,235,436
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD...........................    648,293,593     107,989,704               -      12,134,845       1,235,436             -
                                       --------------  --------------  --------------  --------------   -------------  ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD........................... $1,414,892,441     648,293,593     107,989,702      25,030,230      12,134,845     1,235,436
                                       ==============  ==============  ==============  ==============   =============  ============


CHANGES IN UNITS:
  Beginning units..............         50,045,344       9,506,248               -         874,749          97,382                -
                                      ------------  --------------  --------------  --------------   -------------   --------------
  Units purchased..............        109,550,329      66,964,330      16,180,186       1,358,922         990,326           99,550
  Units redeemed...............        (43,498,824)    (26,425,234)     (6,673,938)       (125,099)       (212,959)          (2,168
                                      ------------  --------------  --------------  --------------   -------------   --------------
  Ending units.................        116,096,849      50,045,344       9,506,248       2,108,572         874,749           97,382
                                      ============  ==============  ==============  ==============   =============   ==============
                                                          ACVPint
                                        -----------------------------------------------
                                            2000            1999               1998
                                        --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Net investment income........ ........ $     (14,005)         (3,029)            182
  Realized gain (loss) on investments ..     2,847,917         628,064            (890)
  Change in unrealized gain (loss)
    on investments......................   (10,029,310)      4,031,727         159,768
  Reinvested capital gains..............       445,800               -           3,644
                                        --------------  --------------  --------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ........    (6,749,598)      4,656,762         162,704
                                        --------------  --------------  --------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.....................     17,266,035       3,440,338         489,914
  Transfers between funds...............     20,394,660       5,542,573       1,905,042
  Surrenders............................       (174,891)         (6,193)              -
  Death benefits........................         (5,691)         (3,352)              -
  Policy loans (net of repayments)
    (note 5)............................       (199,083)       (114,731)         (2,833)
  Deductions for surrender charges
    (note 2d)...........................        (27,674)           (793)              -
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c)...................     (1,602,834)       (514,310)        (73,254)
  Asset charges (note 3):
    FPVUL & VEL contracts...............        (60,820)        (21,791)         (2,574)
    MSP contracts.......................         (7,381)           (570)             (9)
    SL contracts........................         (7,846)         (1,478)           (217)
                                         --------------  --------------  --------------
      Net equity transactions...........     35,574,475       8,319,693       2,316,069
                                         --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY........................     28,824,877      12,976,455       2,478,773
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD.............................     15,455,228       2,478,773               -
                                         --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD............................. $   44,280,105      15,455,228       2,478,773
                                         ==============  ==============  ==============


CHANGES IN UNITS:
  Beginning units..............                 830,394         209,297               -
                                         --------------  --------------  --------------
  Units purchased..............               2,368,251         682,334         216,428
  Units redeemed...............                (135,307)        (61,237)         (7,131)
                                         --------------  --------------  --------------
  Ending units.................               3,063,338         830,394         209,297
                                         ==============  ==============  ==============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                          ACVPValue                                        DrySRGr
                                         --------------------------------------------   -----------------------------------------
                                             2000            1999            1998            2000            1999            1998
                                         ------------    ------------    ------------   ------------    ------------    ----------
INVESTMENT ACTIVITY:
  Net investment income ..............   $     26,769           8,355             125        127,586             190         2,018
  Realized gain (loss) on investments           5,242         (38,029)         (4,170)       286,804         137,365        13,110
  Change in unrealized gain (loss)
    on investments ...................        865,295        (142,040)         28,277     (2,392,732)        901,808       108,355
  Reinvested capital gains ...........         74,870          85,768           1,997           --           279,678        47,900
                                         ------------    ------------    ------------   ------------    ------------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......        972,176         (85,946)         26,229     (1,978,342)      1,319,041       171,383
                                         ------------    ------------    ------------   ------------    ------------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................      2,380,936         698,376         218,019      5,340,142       2,335,241       544,259
  Transfers between funds ............      2,477,656         905,970         409,201      6,492,229       4,065,765       721,262
  Surrenders .........................       (104,084)         (7,715)            (20)      (161,374)        (13,484)          (97)
  Death benefits .....................           --              --              --           17,714         (18,063)         --
  Policy loans (net of repayments)
    (note 5) .........................         (8,731)        (15,452)         (1,893)      (253,461)        (33,299)       (1,497)
  Deductions for surrender charges
    (note 2d) ........................        (16,470)           (988)           --          (25,536)         (1,727)           (1)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (264,459)       (132,120)        (23,676)    (1,388,349)       (506,680)      (61,633)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (10,699)         (5,363)           (827)       (49,907)        (17,385)       (1,607)
    MSP contracts ....................           (992)           (203)             (3)        (4,193)           (332)           (6)
    SL contracts .....................           (751)           (147)            (70)        (2,607)           (913)         (135)
                                         ------------    ------------    ------------   ------------    ------------    ----------
      Net equity transactions ........      4,452,406       1,442,358         600,731      9,964,658       5,809,123     1,200,545
                                         ------------    ------------    ------------   ------------    ------------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................      5,424,582       1,356,412         626,960      7,986,316       7,128,164     1,371,928
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................      1,983,372         626,960            --        8,500,092       1,371,928          --
                                         ------------    ------------    ------------   ------------    ------------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $  7,407,954       1,983,372         626,960     16,486,408       8,500,092     1,371,928
                                         ============    ============    ============   ============    ============    ==========


CHANGES IN UNITS:
  Beginning units ....................        193,386          59,864            --          509,172         106,093          --
                                         ------------    ------------    ------------   ------------    ------------    ----------
  Units purchased ....................        464,887         171,328          62,522        741,714         445,091       111,810
  Units redeemed .....................        (40,889)        (37,806)         (2,658)      (118,327)        (42,012)       (5,717)
                                         ------------    ------------    ------------   ------------    ------------    ----------
  Ending units .......................        617,384         193,386          59,864      1,132,559         509,172       106,093
                                         ============    ============    ============   ============    ============    ==========

                                                           DryStkIx
                                        -----------------------------------------
                                              2000            1999            1998
                                         ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............   $  1,474,581         613,975          63,670
  Realized gain (loss) on investments       3,585,686         612,737         (73,213)
  Change in unrealized gain (loss)
    on investments ...................    (27,898,576)     11,117,238       1,455,019
  Reinvested capital gains ...........      3,654,055         672,634          12,311
                                         ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......    (19,184,254)     13,016,584       1,457,787
                                         ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     68,654,997      41,330,848       3,047,695
  Transfers between funds ............     72,727,790      57,817,925      10,358,645
  Surrenders .........................     (1,341,027)       (626,906)           (430)
  Death benefits .....................          2,224         (24,555)           --
  Policy loans (net of repayments)
    (note 5) .........................       (792,260)       (192,790)         (9,416)
  Deductions for surrender charges
    (note 2d) ........................       (212,202)        (80,289)             (5)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................     (8,955,356)     (4,045,059)       (463,310)
  Asset charges (note 3):
    FPVUL & VEL contracts ............       (279,995)       (134,875)        (15,073)
    MSP contracts ....................        (49,600)         (4,126)            (54)
    SL contracts .....................        (28,362)        (11,443)         (1,269)
                                         ------------    ------------    ------------
      Net equity transactions ........    129,726,209      94,028,730      12,916,783
                                         ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................    110,541,955     107,045,314      14,374,570
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................    121,419,884      14,374,570            --
                                         ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $231,961,839     121,419,884      14,374,570
                                         ============    ============    ============


CHANGES IN UNITS:
  Beginning units ....................      8,707,267       1,136,754            --
                                         ------------    ------------    ------------
  Units purchased ....................     11,088,744       7,959,543       1,180,333
  Units redeemed .....................       (888,358)       (389,030)        (43,579)
                                         ------------    ------------    ------------
  Ending units .......................     18,907,653       8,707,267       1,136,754
                                         ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998



                                                   DryEuroEq                                         DryVApp
                                         --------------------------------------------   -----------------------------------------
                                            2000            1999            1998             2000          1999           1998
                                         -----------    -----------    --------------   -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..............   $     2,393            266              --         147,948         82,323          7,508
  Realized gain (loss) on investments        (61,506)           360              --         353,748        369,370           (894)
  Change in unrealized gain (loss)
    on investments ...................        26,273          9,997              --      (1,102,409)       649,339        150,742
  Reinvested capital gains ...........        39,799          1,251              --         355,671         68,742           --
                                         -----------    -----------    --------------   -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......         6,959         11,874              --        (245,042)     1,169,774        157,356
                                         -----------    -----------    --------------   -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       298,004          8,625              --      13,754,528     12,955,621        381,182
  Transfers between funds ............     1,063,297        114,306              --       1,480,475      4,076,889      1,070,054
  Surrenders .........................           (23)          --                --        (176,111)       (56,786)           (44)
  Death benefits .....................          --             --                --            --           (6,440)          --
  Policy loans (net of repayments)
    (note 5) .........................          (310)          --                --        (114,896)       (32,681)          (289)
  Deductions for surrender charges
    (note 2d) ........................            (4)          --                --         (27,867)        (7,273)            (1)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (41,463)           (92)             --      (1,277,668)      (701,318)       (58,099)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (1,518)           (32)             --         (33,727)       (17,976)        (1,594)
    MSP contracts ....................          (296)            (8)             --          (5,950)          (683)            (6)
    SL contracts .....................          (300)          --                --          (1,121)        (1,755)          (134)
                                         -----------    -----------    --------------   -----------    -----------    -----------
      Net equity transactions ........     1,317,387        122,799              --      13,597,663     16,207,598      1,391,069
                                         -----------    -----------    --------------   -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     1,324,346        134,673              --      13,352,621     17,377,372      1,548,425
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       134,673           --                --      18,925,797      1,548,425           --
                                         -----------    -----------    --------------   -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $ 1,459,019        134,673              --      32,278,418     18,925,797      1,548,425
                                         ===========    ===========    ==============   ===========    ===========    ===========


CHANGES IN UNITS:

  Beginning units ....................        10,415           --                --       1,466,981        120,461           --
                                         -----------    -----------    --------------   -----------    -----------    -----------

  Units purchased ..................         110,285         10,455              --       1,345,193      1,811,470        125,573

  Units redeemed ...................          (5,477)           (40)             --        (224,132)      (464,950)        (5,112)
                                         -----------    -----------    --------------   -----------    -----------    -----------
  Ending units .......................       115,223         10,415             --        2,588,042      1,466,981        120,461
                                         ===========    ===========    ==============   ===========    ===========    ===========


                                                         FedQualBd2
                                           ---------------------------------------------
                                                2000            1999            1998
                                           -----------    -----------    --------------
INVESTMENT ACTIVITY:
  Net investment income ..............         248,090         (3,162)             --
  Realized gain (loss) on investments          126,755         (1,907)             --
  Change in unrealized gain (loss)
    on investments ...................       2,975,611         40,201              --
  Reinvested capital gains ...........            --             --                --
                                           -----------    -----------    --------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       3,350,456         35,132              --
                                           -----------    -----------    --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................      18,965,217      3,119,190              --
  Transfers between funds ............      19,532,260      8,049,110              --
  Surrenders .........................            --             --                --
  Death benefits .....................          (5,851)          --                --
  Policy loans (net of repayments)
    (note 5) .........................          (6,815)          --                --
  Deductions for surrender charges
    (note 2d) ........................            --             --                --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................        (606,106)       (20,060)             --
  Asset charges (note 3):
    FPVUL & VEL contracts ............          (2,155)           (31)             --
    MSP contracts ....................            (611)           (21)             --
    SL contracts .....................            (235)          --                --
                                           -----------    -----------    --------------
      Net equity transactions ........      37,875,704     11,148,188              --
                                           -----------    -----------    --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................      41,226,160     11,183,320              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................      11,183,320           --                --
                                           -----------    -----------    --------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................      52,409,480     11,183,320              --
                                           ===========    ===========    ==============


CHANGES IN UNITS:

  Beginning units ....................       1,133,916           --                --

  Units purchased ......................     3,748,621      1,141,400              --

  Units redeemed .......................       (63,800)        (7,484)             --
                                           -----------    -----------    --------------

  Ending units .......................       4,818,737      1,133,916              --
                                           ===========    ===========    ==============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                        FIDVEQINS                                         FIDVGRS
                                       --------------------------------------------    --------------------------------------------
                                           2000            1999          1998             2000            1999            1998
                                       ------------    ------------  ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income .............. $    262,884          93,800          (402)        (60,006)         (4,278)           (249)
  Realized gain (loss) on investments      (546,971)        303,591       (35,087)      1,245,093         146,210           8,500
  Change in unrealized gain (loss)
    on investments ...................    1,470,791        (277,459)      449,182     (19,309,179)      6,093,883         480,684
  Reinvested capital gains ...........    1,063,019         214,564          --         5,556,689         543,154            --
                                       ------------    ------------  ------------    ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......    2,249,723         334,496       413,693     (12,567,403)      6,778,969         488,935
                                       ------------    ------------  ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................    7,850,333       4,448,956     1,622,388      37,211,019      13,666,314         742,777
  Transfers between funds ............    4,967,158       6,896,656     3,964,871      39,402,444      20,406,545       2,489,085
  Surrenders .........................     (341,944)        (80,452)         (401)       (572,831)        (63,057)         (1,445)
  Death benefits .....................       (6,617)         (1,391)         --           (17,086)        (10,491)           --
  Policy loans (net of repayments)
    (note 5) .........................     (315,976)       (144,802)       (6,242)       (799,676)       (177,397)         (5,968)
  Deductions for surrender charges
    (note 2d) ........................      (54,109)        (10,304)           (5)        (90,644)         (8,076)            (17)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................   (1,698,463)     (1,124,439)     (217,638)     (5,241,119)     (1,671,275)       (140,842)
  Asset charges (note 3):
    FPVUL & VEL contracts ............      (68,189)        (43,634)       (6,715)       (178,345)        (55,807)         (4,257)
    MSP contracts ....................       (4,739)         (1,965)          (24)        (24,381)         (2,486)            (15)
    SL contracts .....................       (5,991)         (1,316)         (565)        (12,861)         (3,848)           (358)
                                       ------------    ------------  ------------    ------------    ------------    ------------
      Net equity transactions ........   10,321,463       9,937,309     5,355,669      69,676,520      32,080,422       3,078,960
                                       ------------    ------------  ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................   12,571,186      10,271,805     5,769,362      57,109,117      38,859,391       3,567,895
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................   16,041,167       5,769,362          --        42,427,286       3,567,895            --
                                       ------------    ------------  ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD .......................... $ 28,612,353      16,041,167     5,769,362      99,536,403      42,427,286       3,567,895
                                       ============    ============  ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ....................    1,374,484         517,910          --         2,322,709         256,014            --
                                       ------------    ------------  ------------    ------------    ------------    ------------
  Units purchased ....................    1,252,718         975,907       540,577       4,664,500       2,192,613         268,539
  Units redeemed .....................     (329,618)       (119,333)      (22,667)       (425,983)       (125,918)        (12,525)
                                       ------------    ------------  ------------    ------------    ------------    ------------
  Ending units .......................    2,297,584       1,374,484       517,910       6,561,226       2,322,709         256,014
                                       ============    ============  ============    ============    ============    ============

                                                            FIDVHIINS
                                          ---------------------------------------------
                                               2000            1999            1998
                                          ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............         689,813         363,341            (245)
  Realized gain (loss) on investments       (1,172,059)       (114,464)        (53,784)
  Change in unrealized gain (loss)
    on investments ...................      (3,641,858)        103,063          37,295
  Reinvested capital gains ...........            --            13,640            --
                                          ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......      (4,124,104)        365,580         (16,734)
                                          ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       7,533,788       2,442,012         685,592
  Transfers between funds ............       3,220,351       3,417,897       2,964,332
  Surrenders .........................        (716,896)        (30,819)           --
  Death benefits .....................            --            (1,204)           --
  Policy loans (net of repayments)
    (note 5) .........................          (1,732)       (134,160)         (1,581)
  Deductions for surrender charges
    (note 2d) ........................        (113,440)         (3,947)           --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................        (677,508)       (455,068)       (103,400)
  Asset charges (note 3):
    FPVUL & VEL contracts ............         (22,619)        (18,072)         (3,432)
    MSP contracts ....................          (3,871)         (1,135)            (12)
    SL contracts .....................          (2,510)         (1,596)           (289)
                                          ------------    ------------    ------------
      Net equity transactions ........       9,215,563       5,213,908       3,541,210
                                          ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................       5,091,459       5,579,488       3,524,476
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       9,103,964       3,524,476            --
                                          ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................      14,195,423       9,103,964       3,524,476
                                          ============    ============    ============

CHANGES IN UNITS:
  Beginning units ....................         895,631         368,766            --
                                          ------------    ------------    ------------
  Units purchased ....................       1,222,377         623,361         380,291
  Units redeemed .....................        (310,119)        (96,496)        (11,525)
                                          ------------    ------------    ------------
  Ending units .......................       1,807,889         895,631         368,766
                                          ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                           FIDVOVSES                                      FIDVCONS
                                         ------------------------------------------    --------------------------------------------
                                              2000            1999          1998             2000            1999            1998
                                         ------------    ------------  ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............   $    167,888          11,251           (75)         65,914          22,353            (330)
  Realized gain (loss) on investments      (1,765,190)        730,465       (24,873)        528,352         214,850          26,824
  Change in unrealized gain (loss)
    on investments ...................     (4,479,931)      1,849,661        68,313      (6,926,956)      3,006,379         648,413
  Reinvested capital gains ...........      1,409,432          34,048          --         3,401,735         195,897            --
                                         ------------    ------------  ------------    ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......     (4,667,801)      2,625,425        43,365      (2,930,955)      3,439,479         674,907
                                         ------------    ------------  ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................      8,505,042       1,371,398       233,314      13,331,258       6,884,353       1,117,315
  Transfers between funds ............      8,652,600       8,415,589       835,812      16,551,717      11,647,164       3,133,469
  Surrenders .........................       (105,541)        (26,372)          (16)       (475,190)       (454,009)           (165)
  Death benefits .....................        (10,322)           (308)         --           (21,261)         (4,599)           --
  Policy loans (net of repayments)
    (note 5) .........................        (59,458)        (21,644)       (1,574)       (383,633)       (155,019)         (2,052)
  Deductions for surrender charges
    (note 2d) ........................        (16,701)         (3,377)         --           (75,193)        (58,146)             (2)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................     (1,042,254)       (318,257)      (34,849)     (3,087,387)     (1,389,362)       (173,162)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (27,681)        (10,339)       (1,230)       (119,105)        (50,526)         (5,299)
    MSP contracts ....................         (7,325)           (724)           (4)        (13,801)         (1,103)            (19)
    SL contracts .....................         (2,147)           (955)         (103)         (4,789)         (2,492)           (446)
                                         ------------    ------------  ------------    ------------    ------------    ------------
      Net equity transactions ........     15,886,213       9,405,011     1,031,350      25,702,616      16,416,261       4,069,639
                                         ------------    ------------  ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     11,218,412      12,030,436     1,074,715      22,771,661      19,855,740       4,744,546
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     13,105,151       1,074,715          --        24,600,286       4,744,546            --
                                         ------------    ------------  ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $ 24,323,563      13,105,151     1,074,715      47,371,947      24,600,286       4,744,546
                                         ============    ============  ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ....................        897,019          95,893          --         1,555,137         365,486            --
                                         ------------    ------------  ------------    ------------    ------------    ------------
  Units purchased ....................      1,314,737         863,392        99,416       2,019,106       1,338,819         381,598
  Units redeemed .....................       (114,723)        (62,266)       (3,523)       (278,479)       (149,168)        (16,112)
                                         ------------    ------------  ------------    ------------    ------------    ------------
  Ending units .......................      2,097,033         897,019        95,893       3,295,764       1,555,137         365,486
                                         ============    ============  ============    ============    ============    ============

                                                              FIDVGROPS
                                           ---------------------------------------------
                                                 2000            1999            1998
                                           ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............          114,308          25,116            (168)
  Realized gain (loss) on investments          (205,257)         53,554          12,948
  Change in unrealized gain (loss)
    on investments ...................       (3,225,818)        137,134         262,800
  Reinvested capital gains ...........          662,022          55,207            --
                                           ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       (2,654,745)        271,011         275,580
                                           ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................        4,026,349       3,045,388         584,874
  Transfers between funds ............        4,007,402       5,377,081       1,646,479
  Surrenders .........................         (106,913)       (191,409)            (36)
  Death benefits .....................          (14,827)         (1,216)           --
  Policy loans (net of repayments)
    (note 5) .........................         (182,797)        (42,620)             29
  Deductions for surrender charges
    (note 2d) ........................          (16,918)        (24,514)           --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (1,045,761)       (632,760)        (84,140)
  Asset charges (note 3):
    FPVUL & VEL contracts ............          (39,737)        (23,008)         (2,917)
    MSP contracts ....................           (3,764)         (1,943)            (10)
    SL contracts .....................           (3,068)         (1,552)           (245)
                                           ------------    ------------    ------------
      Net equity transactions ........        6,619,966       7,503,447       2,144,034
                                           ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................        3,965,221       7,774,458       2,419,614
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       10,194,072       2,419,614            --
                                           ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................       14,159,293      10,194,072       2,419,614
                                           ============    ============    ============

CHANGES IN UNITS:
  Beginning units ....................          798,468         194,457            --
                                           ------------    ------------    ------------
  Units purchased ....................          797,422         679,802         202,309
  Units redeemed .....................         (236,089)        (75,791)         (7,852)
                                           ------------    ------------    ------------
  Ending units .......................        1,359,801         798,468         194,457
                                           ============    ============    ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                              NSATEMMGM                                        NSATGTECGM
                                         ----------------------------------------------  ------------------------------------------
                                                 2000            1999          1998             2000            1999         1998
                                         --------------    --------------  ------------  --------------   ---------   -------------
INVESTMENT ACTIVITY:
  Net investment income.......           $              -                -           -               -            -              -
  Realized gain (loss) on investments               (3,018)              -           -          (4,426)           -              -
  Change in unrealized gain (loss)
    on investments.............                        336               -           -        (195,957)           -              -
  Reinvested capital gains.....                          -               -           -          10,013            -              -
                                            --------------  --------------  ----------  --------------   ----------   ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations                     (2,682)              -           -        (190,370)           -              -
                                            --------------  --------------  ----------  --------------   ----------   ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............                        430               -           -          36,330            -              -
  Transfers between funds......                     23,571               -           -         719,894            -              -
  Surrenders...................                          -               -           -               -            -              -
  Death benefits...............                          -               -           -               -            -              -
  Policy loans (net of repayments)
    (note 5)...................                          -               -           -             (22)           -              -
  Deductions for surrender charges
    (note 2d)..................                          -               -           -               -            -              -
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c)..........                       (398)              -           -         (14,760)           -              -
  Asset charges (note 3):
    FPVUL & VEL contracts......                        (17)              -           -            (358)           -              -
    MSP contracts..............                          -               -           -              (4)           -              -
    SL contracts...............                        (73)              -           -            (108)           -              -
                                            --------------  --------------  ----------  --------------   ----------   ------------
      Net equity transactions..                     23,513               -           -         740,972            -              -
                                            --------------  --------------  ----------  --------------   ----------   ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............                     20,831               -           -         550,602            -              -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                          -               -           -               -            -              -
                                            --------------  --------------  ----------  --------------   ----------   ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................                    $20,831               -           -         550,602            -              -
                                            ==============  ==============  ==========  ==============   ==========   ============

CHANGES IN UNITS:
  Beginning units..............                          -               -           -               -                           -
                                            --------------  --------------  ----------  --------------   ----------   ------------
  Units purchased..............                      2,438               -           -          92,911            -              -
  Units redeemed...............                        (47)              -           -          (1,413)           -              -
                                             --------------  --------------  ----------  --------------   ----------   -----------
  Ending units.................                      2,391               -           -          91,498            -              -
                                            ==============  ==============  ==========  ==============   ==========   ============

                                                        NSATINTGGM
                                        ---------------------------------------------
                                             2000            1999            1998
                                        -------------  --------------  --------------
INVESTMENT ACTIVITY:
  Net investment income.......                       -               -               -
  Realized gain (loss) on investments              661               -               -
  Change in unrealized gain (loss)
    on investments.............                    260               -               -
  Reinvested capital gains.....                      -               -               -
                                        --------------  --------------  --------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations                    921               -               -
                                        --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............                  1,248               -               -
  Transfers between funds......                 23,447               -               -
  Surrenders...................                      -               -               -
  Death benefits...............                      -               -               -
  Policy loans (net of repayments)
    (note 5)...................                      -               -               -
  Deductions for surrender charges
    (note 2d)..................                      -               -               -
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c)..........                   (576)              -               -
  Asset charges (note 3):
    FPVUL & VEL contracts......                    (20)              -               -
    MSP contracts..............                      -               -               -
    SL contracts...............                    (73)              -               -
                                        --------------  --------------  --------------
      Net equity transactions..                 24,026               -               -
                                        --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............                 24,947               -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                      -               -               -
                                        --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................                 24,947               -               -
                                        ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units..............                    -                -               -
                                        --------------  --------------  --------------
  Units purchased..............                  2,770               -               -
  Units redeemed...............                    (73)              -               -
                                         --------------  --------------  --------------
  Ending units.................                  2,697               -               -
                                        ==============  ==============  ==============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                                  JANACAPAPS                                   JANAGLTCHS
                                                  ---------------------------------------------   --------------------------------
                                                         2000            1999            1998             2000            1999
                                                  --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Net investment income........                   $      130,055               -               -          88,473               -
  Realized gain (loss) on investments                   (531,461)              -               -      (1,654,449)              -
  Change in unrealized gain (loss)
    on investments.............                       (3,401,482)              -               -      (5,609,957)              -
  Reinvested capital gains.....                                -               -               -               -               -
                                                  --------------  --------------  --------------  --------------   -------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations                       (3,802,888)              -               -      (7,175,933)              -
                                                  --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............                        4,655,897               -               -       5,576,181               -
  Transfers between funds......                       22,374,018               -               -      18,371,062               -
  Surrenders...................                          (74,366)              -               -         (65,589)              -
  Death benefits...............                                -               -               -            (282)              -
  Policy loans (net of repayments)
    (note 5)...................                          (27,728)              -               -         (67,411)              -
  Deductions for surrender charges
    (note 2d)..................                          (11,767)              -               -         (10,379)              -
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c)..........                         (892,334)              -               -        (930,882)              -
  Asset charges (note 3):
    FPVUL & VEL contracts......                          (33,096)              -               -         (32,832)              -
    MSP contracts..............                           (4,072)              -               -          (5,353)              -
    SL contracts...............                           (1,406)              -               -            (670)              -
                                                  --------------  --------------  --------------  --------------   -------------
      Net equity transactions..                       25,985,146               -               -      22,833,845               -
                                                  --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............                       22,182,258               -               -      15,657,912               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                                -               -               -               -               -
                                                  --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................                      $22,182,258               -               -      15,657,912               -
                                                  ==============  ==============  ==============  ==============   =============

CHANGES IN UNITS:
  Beginning units..............                                -               -               -               -               -
                                                  --------------  --------------  --------------  --------------   -------------
  Units purchased..............                        2,815,308               -               -       2,513,806               -
  Units redeemed...............                         (120,018)              -               -        (133,644)              -
                                                  --------------  --------------  --------------  --------------   -------------
  Ending units.................                        2,695,290               -               -       2,380,162               -

                                                  ==============  ==============  ==============  ==============   =============

                                                  JANAGLTCHS                        JANAINTGRS
                                               ---------------  ----------------------------------------------
                                                       1998            2000            1999            1998
                                                --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Net investment income........                             -         477,547                -               -
  Realized gain (loss) on investments                        -      (1,380,504)              -               -
  Change in unrealized gain (loss)
    on investments.............                              -      (2,809,392)              -               -
  Reinvested capital gains.....                              -               -               -               -
                                                --------------  --------------  --------------  --------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations                              -      (3,712,349)              -               -
                                                --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............                              -       3,860,854               -               -
  Transfers between funds......                              -      19,317,238               -               -
  Surrenders...................                              -         (64,857)              -               -
  Death benefits...............                              -          (1,321)              -               -
  Policy loans (net of repayments)
    (note 5)...................                              -         (44,077)              -               -
  Deductions for surrender charges
    (note 2d)..................                              -         (10,263)              -               -
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c)..........                              -        (688,560)              -               -
  Asset charges (note 3):
    FPVUL & VEL contracts......                              -         (25,778)              -               -
    MSP contracts..............                              -          (2,921)              -               -
    SL contracts...............                              -            (733)              -               -
                                                --------------  --------------  --------------  --------------
      Net equity transactions..                              -      22,339,582               -               -
                                                --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............                              -      18,627,233               -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                              -               -               -               -
                                                --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................                              -      18,627,233               -               -
                                                ==============  ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units..............                              -               -               -               -
                                                --------------  --------------  --------------  --------------
  Units purchased..............                              -       2,353,803               -               -
  Units redeemed...............                              -        (100,741)              -               -
                                                --------------  --------------  --------------  --------------
  Ending units.................                              -       2,253,062               -               -
                                                ==============  ==============  ==============  ==============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                  NSATBALJPM                                          NSATCAPAP
                                         -----------------------------------------    -----------------------------------------
                                             2000          1999            1998           2000            1999            1998
                                         -----------    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY
  Net investment income ..............   $   167,547         78,490          9,803         30,760         93,682         14,394
  Realized gain (loss) on investments         63,538        (42,204)           373       (652,870)       538,187         16,939
  Change in unrealized gain (loss)
    on investments ...................      (241,628)       (33,063)        22,806    (11,341,220)    (1,637,699)       469,266
  Reinvested capital gains ...........          --              495          2,184      4,845,304      1,352,393        174,093
                                         -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       (10,543)         3,718         35,166     (7,118,026)       346,563        674,692
                                         -----------    -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     1,988,633      1,611,897         87,905      8,485,213      9,062,429      1,531,297
  Transfers between funds ............     1,908,503      1,487,269        640,480      1,967,580      7,693,905      4,379,971
  Surrenders .........................      (157,913)      (107,959)          --         (306,983)      (206,070)          (118)
  Death benefits .....................       (11,305)          --             --           10,787        (17,696)          --
  Policy loans (net of repayments)
    (note 5) .........................       (49,949)       (10,080)        (2,200)      (245,557)       (72,988)           731
  Deductions for surrender charges
    (note 2d) ........................       (24,988)       (13,826)          --          (48,576)       (26,392)            (1)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................      (312,300)      (211,528)       (28,998)    (2,322,085)    (1,637,150)      (265,208)
  Asset charges (note 3):
    FPVUL & VEL contracts ............       (10,757)        (6,440)          (840)       (83,996)       (57,366)        (7,161)
    MSP contracts ....................        (2,649)          (439)            (3)        (5,475)        (1,785)           (26)
    SL contracts .....................        (1,847)          (638)           (71)        (4,898)        (1,205)          (603)
                                         -----------    -----------    -----------    -----------    -----------    -----------
      Net equity transactions ........     3,325,428      2,748,256        696,273      7,446,010     14,735,682      5,638,882
                                         -----------    -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     3,314,885      2,751,974        731,439        327,984     15,082,245      6,313,574
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     3,483,413        731,439           --       21,395,819      6,313,574           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $ 6,798,298      3,483,413        731,439     21,723,803     21,395,819      6,313,574
                                         ===========    ===========    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................       327,982         67,709           --        1,644,036        485,911           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased ....................       449,447        353,956         70,786      1,198,867      1,379,462        509,866
  Units redeemed .....................      (129,366)       (93,683)        (3,077)      (494,498)      (221,337)       (23,955)
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Ending units .......................       648,063        327,982         67,709      2,348,405      1,644,036        485,911
                                         ===========    ===========    ===========    ===========    ===========    ===========

                                                          NSATEQIFED
                                          -----------------------------------------
                                              2000            1999            1998
                                          -----------    -----------    -----------
INVESTMENT ACTIVITY
  Net investment income ..............         14,259          1,651            879
  Realized gain (loss) on investments          46,405         16,878            157
  Change in unrealized gain (loss)
    on investments ...................       (334,972)        84,114         15,021
  Reinvested capital gains ...........           --              202          2,636
                                          -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       (274,308)       102,845         18,693
                                          -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................        473,028        100,722         28,736
  Transfers between funds ............      1,253,216        527,196        202,838
  Surrenders .........................         (6,869)          (207)          --
  Death benefits .....................           --             --             --
  Policy loans (net of repayments)
    (note 5) .........................        (32,403)        (1,768)          --
  Deductions for surrender charges
    (note 2d) ........................         (1,087)           (26)          --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (157,503)       (48,952)        (5,984)
  Asset charges (note 3):
    FPVUL & VEL contracts ............         (5,044)        (1,993)          (247)
    MSP contracts ....................           (589)           (80)            (1)
    SL contracts .....................           (503)           (77)           (21)
                                          -----------    -----------    -----------
      Net equity transactions ........      1,522,246        574,815        225,321
                                          -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................      1,247,938        677,660        244,014
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................        921,674        244,014           --
                                          -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................      2,169,612        921,674        244,014
                                          ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................         67,642         21,211           --
                                          -----------    -----------    -----------
  Units purchased ....................        135,367         51,440         21,799
  Units redeemed .....................        (22,437)        (5,009)          (588)
                                          -----------    -----------    -----------
  Ending units .......................        180,572         67,642         21,211
                                          ===========    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                          NSATGLOB50                                      NSATGVTBD
                                         --------------------------------------------  --------------------------------------------
                                             2000            1999            1998           2000            1999            1998
                                         ------------    ------------    ------------  ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............   $    162,075          (1,843)          1,916     2,083,360         760,961          83,055
  Realized gain (loss) on investments          84,827         108,508             126      (164,247)       (653,491)          9,736
  Change in unrealized gain (loss)
    on investments ...................     (4,336,580)        997,392          38,188     2,189,054        (442,511)        (84,436)
  Reinvested capital gains ...........        945,098         456,545           3,213          --            35,939          22,403
                                         ------------    ------------    ------------  ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......     (3,144,580)      1,560,602          43,443     4,108,167        (299,102)         30,758
                                         ------------    ------------    ------------  ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     12,463,148       1,045,536          96,340    17,668,928       5,188,264         480,508
  Transfers between funds ............      2,956,853      12,602,010         374,760     9,887,594      10,824,196       4,241,272
  Surrenders .........................        (17,060)       (149,120)            (20)      (72,334)         (7,882)            (58)
  Death benefits .....................           --              (783)           --            (652)           (779)           --
  Policy loans (net of repayments)
    (note 5) .........................        (18,038)         (3,556)           (199)     (103,358)        (10,210)           (822)
  Deductions for surrender charges
    (note 2d) ........................         (2,700)        (19,098)           --         (11,446)         (1,010)             (1)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (486,956)       (215,865)        (19,705)   (1,298,442)       (747,310)        (51,451)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (10,018)         (4,771)           (571)      (21,054)        (13,896)         (2,112)
    MSP contracts ....................        (54,582)            (78)             (2)       (3,139)         (3,046)             (8)
    SL contracts .....................           (649)         (8,899)            (48)       (7,679)         (1,057)           (178)
                                         ------------    ------------    ------------  ------------    ------------    ------------
      Net equity transactions ........     14,829,998      13,245,376         450,555    26,038,418      15,227,270       4,667,150
                                         ------------    ------------    ------------  ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     11,685,418      14,805,978         493,998    30,146,585      14,928,168       4,697,908
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     15,299,976         493,998            --      19,626,076       4,697,908            --
                                         ------------    ------------    ------------  ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $ 26,985,394      15,299,976         493,998    49,772,661      19,626,076       4,697,908
                                         ============    ============    ============  ============    ============    ============

CHANGES IN UNITS:
  Beginning units ....................      1,116,697          41,464            --       1,882,004         436,992            --
                                         ------------    ------------    ------------  ------------    ------------    ------------
  Units purchased ....................      1,201,157       1,104,898          43,495     2,670,982       1,601,216         442,110
  Units redeemed .....................        (61,297)        (29,665)         (2,031)     (282,166)       (156,204)         (5,118)
                                         ------------    ------------    ------------  ------------    ------------    ------------
  Ending units .......................      2,256,557       1,116,697          41,464     4,270,820       1,882,004         436,992
                                         ============    ============    ============  ============    ============    ============

                                                           NSATHIIFED
                                        --- -----------------------------------------
                                              2000            1999            1998
                                         ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............      1,110,135         305,361          22,639
  Realized gain (loss) on investments        (309,417)          2,166          (6,931)
  Change in unrealized gain (loss)
    on investments ...................     (1,573,020)       (155,595)          7,941
  Reinvested capital gains ...........           --               645            --
                                         ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       (772,302)        152,577          23,649
                                         ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................      5,531,190       4,145,976         116,422
  Transfers between funds ............      2,945,536       3,041,733         850,224
  Surrenders .........................       (202,047)         (1,402)           --
  Death benefits .....................           (243)           --              --
  Policy loans (net of repayments)
    (note 5) .........................         27,348          (1,976)           --
  Deductions for surrender charges
    (note 2d) ........................        (31,972)           (180)           --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (295,849)       (134,672)        (18,455)
  Asset charges (note 3):
    FPVUL & VEL contracts ............         (5,820)         (4,222)           (756)
    MSP contracts ....................           (873)            (16)             (3)
    SL contracts .....................           (176)           (549)            (64)
                                         ------------    ------------    ------------
      Net equity transactions ........      7,967,094       7,044,692         947,368
                                         ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................      7,194,792       7,197,269         971,017
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................      8,168,286         971,017            --
                                         ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................     15,363,078       8,168,286         971,017
                                         ============    ============    ============

CHANGES IN UNITS:
  Beginning units ....................        805,022          92,454            --
                                         ------------    ------------    ------------
  Units purchased ....................        918,997         756,587          94,321
  Units redeemed .....................        (63,618)        (44,019)         (1,867)
                                         ------------    ------------    ------------
  Ending units .......................      1,660,401         805,022          92,454
                                         ============    ============    ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998


                                                        NSATMCPSTR                                      NSATMCIXDR
                                        --------------------------------------------    ------------------------------------------
                                            2000            1999            1998             2000          1999            1998
                                        ------------    ------------    ------------    ------------  ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............  $    (36,857)         (2,128)            (30)         23,516         1,210             761
  Realized gain (loss) on investments      1,416,485         327,350             (29)        291,278        14,818          (2,902)
  Change in unrealized gain (loss)
    on investments ...................    (7,958,483)      1,323,586          48,847        (336,854)       51,305          29,815
  Reinvested capital gains ...........       922,208         515,885            --           238,697        47,431            --
                                        ------------    ------------    ------------    ------------  ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......    (5,656,647)      2,164,693          48,788         216,637       114,764          27,674
                                        ------------    ------------    ------------    ------------  ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................    11,164,429       2,422,960         106,807       1,349,384        29,706          38,598
  Transfers between funds ............    12,673,990       6,109,550         294,315       4,514,754       418,208         239,349
  Surrenders .........................      (176,519)         (8,289)           --            (1,416)         (445)           --
  Death benefits .....................          (276)         (1,613)           --              --            --              --
  Policy loans (net of repayments)
    (note 5) .........................      (111,058)        (24,425)           (514)         (1,227)       (3,245)           --
  Deductions for surrender charges
    (note 2d) ........................       (27,932)         (1,062)           --              (224)          (57)           --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................    (1,032,843)       (166,998)        (20,594)       (182,757)      (35,179)         (6,590)
  Asset charges (note 3):
    FPVUL & VEL contracts ............       (33,805)         (5,799)           (658)         (7,127)       (2,054)           (289)
    MSP contracts ....................        (2,152)            (79)             (2)         (2,018)          (35)             (1)
    SL contracts .....................        (1,262)           (147)            (55)           (272)          (34)            (24)
                                        ------------    ------------    ------------    ------------  ------------    ------------
      Net equity transactions ........    22,452,572       8,324,098         379,299       5,669,097       406,865         271,043
                                        ------------    ------------    ------------    ------------  ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................    16,795,925      10,488,791         428,087       5,885,734       521,629         298,717
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................    10,916,878         428,087            --           820,346       298,717            --
                                        ------------    ------------    ------------    ------------  ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................  $ 27,712,803      10,916,878         428,087       6,706,080       820,346         298,717
                                        ============    ============    ============    ============  ============    ============

CHANGES IN UNITS:
  Beginning units ....................       580,219          37,396            --            61,224        26,958            --
                                        ------------    ------------    ------------    ------------  ------------    ------------
  Units purchased ....................     1,233,405         556,514          39,590         399,626        37,816          27,645
  Units redeemed .....................       (97,413)        (13,691)         (2,194)        (13,571)       (3,550)           (687)
                                        ------------    ------------    ------------    ------------  ------------    ------------
  Ending units .......................     1,716,211         580,219          37,396         447,279        61,224          26,958
                                        ============    ============    ============    ============  ============    ============

                                                             NSATMMKT
                                           -----------------------------------------
                                               2000            1999            1998
                                          ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............      10,047,951       3,236,644         504,596
  Realized gain (loss) on investments             --              --              --
  Change in unrealized gain (loss)
    on investments ...................            --              --              --
  Reinvested capital gains ...........            --              --              --
                                          ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......      10,047,951       3,236,644         504,596
                                          ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     551,344,398     352,373,390      88,272,542
  Transfers between funds ............    (450,193,315)   (230,478,324)    (60,507,727)
  Surrenders .........................      (1,793,468)       (235,503)       (201,196)
  Death benefits .....................            --           (27,182)           --
  Policy loans (net of repayments)
    (note 5) .........................      (3,989,346)     (2,684,887)     (1,000,116)
  Deductions for surrender charges
    (note 2d) ........................        (283,795)        (30,161)         (2,354)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................     (11,953,409)     (7,099,744)     (1,866,745)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (251,927)       (155,882)        (58,762)
    MSP contracts ....................         (45,487)        (18,983)           (210)
    SL contracts .....................         (26,948)        (43,454)         (4,947)
                                          ------------    ------------    ------------
      Net equity transactions ........      82,806,703     111,599,270      24,630,485
                                          ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................      92,854,654     114,835,914      25,135,081
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     139,970,995      25,135,081            --
                                          ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................     232,825,649     139,970,995      25,135,081
                                          ============    ============    ============

CHANGES IN UNITS:
  Beginning units ....................      13,058,280       2,395,406            --
                                          ------------    ------------    ------------
  Units purchased ....................      44,348,389      33,458,797       8,773,206
  Units redeemed .....................     (36,845,146)    (22,795,923)     (6,377,800)
                                          ------------    ------------    ------------
  Ending units .......................      20,561,523      13,058,280       2,395,406
                                          ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                        NSATMBDMAS                                       NSATSMCAPG
                                         --------------------------------------------    -----------------------------------------
                                             2000            1999            1998             2000            1999          1998
                                         ------------    ------------    ------------    ------------    ------------    ----------
INVESTMENT ACTIVITY:
  Net investment income ..............   $  1,344,591         396,175          20,392          (1,793)            (31)         --
  Realized gain (loss) on investments         (66,760)        (26,402)         (3,929)        (30,328)        (45,165)         --
  Change in unrealized gain (loss)
    on investments ...................       (112,147)       (125,056)            781      (1,279,267)      1,020,705          --
  Reinvested capital gains ...........           --              --               691          72,445         101,886          --
                                         ------------    ------------    ------------    ------------    ------------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......      1,165,684         244,717          17,935      (1,238,943)      1,077,395          --
                                         ------------    ------------    ------------    ------------    ------------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................      9,346,749       3,583,938         238,773       1,154,557       1,120,048          --
  Transfers between funds ............      3,298,958       8,648,087         687,922       4,644,251         516,673          --
  Surrenders .........................        (62,839)         (4,080)           --            (1,187)           --            --
  Death benefits .....................           --                21            --              --              --            --
  Policy loans (net of repayments)
    (note 5) .........................        (10,119)         (7,035)           (427)        (11,214)           --            --
  Deductions for surrender charges
    (note 2d) ........................         (9,943)           (523)           --              (188)           --            --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (538,746)       (202,496)        (20,588)       (216,886)         (3,049)         --
  Asset charges (note 3):
    FPVUL & VEL contracts ............         (8,327)         (5,111)           (994)         (7,874)           (190)         --
    MSP contracts ....................        (37,227)           (340)             (4)         (1,016)            (16)         --
    SL contracts .....................           (891)         (6,384)            (84)           (401)            (68)         --
                                         ------------    ------------    ------------    ------------    ------------    ----------
      Net equity transactions ........     11,977,615      12,006,077         904,598       5,560,042       1,633,398          --
                                         ------------    ------------    ------------    ------------    ------------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     13,143,299      12,250,794         922,533       4,321,099       2,710,793          --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     13,173,327         922,533            --         2,710,793            --            --
                                         ------------    ------------    ------------    ------------    ------------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $ 26,316,626      13,173,327         922,533       7,031,892       2,710,793          --
                                         ============    ============    ============    ============    ============    ==========

CHANGES IN UNITS:
  Beginning units ....................      1,283,724          90,322            --           132,226            --            --
                                         ------------    ------------    ------------    ------------    ------------    ----------
  Units purchased ....................      1,242,287       1,252,855          96,867         290,611         132,396          --
  Units redeemed .....................        (92,882)        (59,453)         (6,545)        (13,237)           (170)         --
                                         ------------    ------------    ------------    ------------    ------------    ----------
  Ending units .......................      2,433,129       1,283,724          90,322         409,600         132,226          --
                                         ============    ============    ============    ============    ============    ==========
                                                            NSATSMCAPV
                                         ---------------------------------------------
                                              2000           1999            1998
                                         ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............         (6,507)           (609)            (72)
  Realized gain (loss) on investments         378,887         215,517          (8,544)
  Change in unrealized gain (loss)
    on investments ...................     (2,383,146)       (194,598)        118,603
  Reinvested capital gains ...........      2,830,882         651,318            --
                                         ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......        820,116         671,628         109,987
                                         ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................      4,858,757         837,148         186,610
  Transfers between funds ............      6,033,116       2,112,202         774,453
  Surrenders .........................        (80,683)         (7,439)           --
  Death benefits .....................           --               222            --
  Policy loans (net of repayments)
    (note 5) .........................        (42,449)        (13,801)         (2,782)
  Deductions for surrender charges
    (note 2d) ........................        (12,767)           (953)           --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (687,469)       (244,824)        (34,791)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (26,379)        (10,039)         (1,048)
    MSP contracts ....................         (2,432)           (356)             (4)
    SL contracts .....................         (1,182)           (386)            (88)
                                         ------------    ------------    ------------
      Net equity transactions ........     10,038,512       2,671,774         922,350
                                         ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     10,858,628       3,343,402       1,032,337
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................      4,375,739       1,032,337            --
                                         ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................     15,234,367       4,375,739       1,032,337
                                         ============    ============    ============

CHANGES IN UNITS:
  Beginning units ....................        354,123         106,497            --
                                         ------------    ------------    ------------
  Units purchased ....................        821,558         273,364         110,966
  Units redeemed .....................        (69,600)        (25,738)         (4,469)
                                         ------------    ------------    ------------
  Ending units .......................      1,106,081         354,123         106,497
                                         ============    ============    ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                           NSATSMCO                                        NSATSTRVAL
                                         --------------------------------------------    ------------------------------------------
                                             2000            1999            1998             2000            1999          1998
                                         ------------    ------------    ------------    ------------    ------------    ----------
INVESTMENT ACTIVITY:
  Net investment income ..............   $    (18,475)         (4,091)           (112)         11,593           5,539         1,028
  Realized gain (loss) on investments       1,962,134         439,543          (6,379)         60,307          17,888        (7,839)
  Change in unrealized gain (loss)
    on investments ...................     (6,709,330)      2,711,547         132,974          33,455         (70,115)       43,881
  Reinvested capital gains ...........      6,779,344         500,536            --              --            22,264          --
                                         ------------    ------------    ------------    ------------    ------------    ----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......      2,013,673       3,647,535         126,483         105,355         (24,424)       37,070
                                         ------------    ------------    ------------    ------------    ------------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     13,832,839       2,908,526         360,233         217,062         113,739        26,097
  Transfers between funds ............     15,651,034       5,337,212       1,192,844          36,281         555,257       290,790
  Surrenders .........................       (181,834)         (6,177)            (43)         (2,555)           (534)         --
  Death benefits .....................         (2,655)         (1,172)           --              --              --            --
  Policy loans (net of repayments)
    (note 5) .........................       (173,061)        (23,244)         (2,442)          5,717          (6,758)          368
  Deductions for surrender charges
    (note 2d) ........................        (28,773)           (791)             (1)           (404)            (68)         --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................     (1,154,682)       (349,442)        (64,333)        (70,189)        (38,618)       (7,966)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (39,974)        (13,385)         (2,107)         (3,692)         (2,342)         (354)
    MSP contracts ....................         (4,563)           (382)             (8)           (245)            (47)           (1)
    SL contracts .....................         (2,226)           (788)           (177)           (704)            (54)          (30)
                                         ------------    ------------    ------------    ------------    ------------    ----------
      Net equity transactions ........     27,896,105       7,850,357       1,483,966         181,271         620,575       308,904
                                         ------------    ------------    ------------    ------------    ------------    ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     29,909,778      11,497,892       1,610,449         286,626         596,151       345,974
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     13,108,341       1,610,449            --           942,125         345,974          --
                                         ------------    ------------    ------------    ------------    ------------    ----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $ 43,018,119      13,108,341       1,610,449       1,228,751         942,125       345,974
                                         ============    ============    ============    ============    ============    ==========

CHANGES IN UNITS:
  Beginning units ....................        900,802         159,462            --            96,897          34,463          --
                                         ------------    ------------    ------------    ------------    ------------    ----------
  Units purchased ....................      1,953,863         777,178         167,063          45,789          67,374        35,384
  Units redeemed .....................       (108,007)        (35,838)         (7,601)        (25,096)         (4,940)         (921)
                                         ------------    ------------    ------------    ------------    ------------    ----------
  Ending units .......................      2,746,658         900,802         159,462         117,590          96,897        34,463
                                         ============    ============    ============    ============    ============    ==========
                                                             NSATTOTRTN
                                           -----------------------------------------
                                                2000            1999            1998
                                           ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............          187,613          95,790          26,909
  Realized gain (loss) on investments           344,754          22,208         (21,020)
  Change in unrealized gain (loss)
    on investments ...................      (13,348,541)        (33,899)        283,836
  Reinvested capital gains ...........       11,991,779         809,302         321,440
                                           ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......         (824,395)        893,401         611,165
                                           ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       10,272,164       7,871,786       2,620,309
  Transfers between funds ............        4,280,493       9,589,090       5,463,668
  Surrenders .........................         (358,609)       (153,144)            (81)
  Death benefits .....................           16,036         (25,003)           --
  Policy loans (net of repayments)
    (note 5) .........................         (580,464)       (318,100)         (4,594)
  Deductions for surrender charges
    (note 2d) ........................          (56,746)        (19,613)             (1)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (3,360,137)     (2,208,818)       (385,652)
  Asset charges (note 3):
    FPVUL & VEL contracts ............         (122,772)        (73,719)        (10,105)
    MSP contracts ....................           (6,483)         (3,448)            (36)
    SL contracts .....................          (10,831)         (2,037)           (851)
                                           ------------    ------------    ------------
      Net equity transactions ........       10,072,651      14,656,994       7,682,657
                                           ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................        9,248,256      15,550,395       8,293,822
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       23,844,217       8,293,822            --
                                           ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................       33,092,473      23,844,217       8,293,822
                                           ============    ============    ============

CHANGES IN UNITS:
  Beginning units ....................        1,894,394         702,435            --
                                           ------------    ------------    ------------
  Units purchased ....................        1,307,532       1,426,646         740,122
  Units redeemed .....................         (485,526)       (234,687)        (37,687)
                                           ------------    ------------    ------------
  Ending units .......................        2,716,400       1,894,394         702,435
                                           ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                          NBAMTGUARD                                        NBAMTMCGR
                                         -----------------------------------------    -----------------------------------------
                                             2000         1999            1998           2000            1999            1998
                                         -----------    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..............   $    14,917          3,298            (83)       (41,606)        (7,463)           (52)
  Realized gain (loss) on investments        109,026        137,366         (5,499)     4,566,336      1,188,750          3,904
  Change in unrealized gain (loss)
    on investments ...................      (185,904)        77,047         82,886    (10,290,829)     3,039,884        176,285
  Reinvested capital gains ...........          --             --             --            6,497         37,807           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       (61,961)       217,711         77,304     (5,759,602)     4,258,978        180,137
                                         -----------    -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       791,413        436,993        246,176     15,764,083      9,784,832         57,715
  Transfers between funds ............     2,086,291      1,360,544        891,240     16,272,282     (2,147,643)       560,630
  Surrenders .........................       (37,547)       (62,331)            (2)       (82,297)       (16,427)           (20)
  Death benefits .....................          --             --             --           (5,370)        (4,321)          --
  Policy loans (net of repayments)
    (note 5) .........................       (16,305)        (3,869)          (318)      (106,262)       (67,280)          (140)
  Deductions for surrender charges
    (note 2d) ........................        (5,941)        (7,983)          --          (13,023)        (2,104)          --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................      (259,871)      (169,963)       (17,719)    (1,383,172)      (350,946)       (55,646)
  Asset charges (note 3):
    FPVUL & VEL contracts ............       (12,978)        (8,142)          (742)       (48,371)       (11,378)        (1,407)
    MSP contracts ....................          (543)          (127)            (3)        (5,311)          (459)            (5)
    SL contracts .....................          (579)          (100)           (62)        (2,701)          (716)          (118)
                                         -----------    -----------    -----------    -----------    -----------    -----------
      Net equity transactions ........     2,543,940      1,545,022      1,118,570     30,389,858      7,183,558        561,009
                                         -----------    -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     2,481,979      1,762,733      1,195,874     24,630,256     11,442,536        741,146
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     2,958,607      1,195,874           --       12,183,682        741,146           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................   $ 5,440,586      2,958,607      1,195,874     36,813,938     12,183,682        741,146
                                         ===========    ===========    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................       202,892         56,533           --          640,951         85,872           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Units purchased ....................       252,130        167,370         58,160      1,560,513        995,573         90,761
  Units redeemed .....................       (58,231)       (21,011)        (1,627)       (79,404)      (440,494)        (4,889)
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Ending units .......................       396,791        202,892         56,533      2,122,060        640,951         85,872
                                         ===========    ===========    ===========    ===========    ===========    ===========
                                                          NBAMTPART
                                          ---------------------------------------
                                           2000            1999            1998
                                         -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..............        50,670         54,744           (176)
  Realized gain (loss) on investments       (276,792)         1,248        (13,483)
  Change in unrealized gain (loss)
    on investments ...................      (888,222)       196,040        255,133
  Reinvested capital gains ...........     1,184,100         98,874          3,599
                                         -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......        69,756        350,906        245,073
                                         -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     2,034,154      2,049,277        831,946
  Transfers between funds ............     1,022,755      1,699,822      3,231,525
  Surrenders .........................      (165,342)       (78,561)           (16)
  Death benefits .....................          (502)        (2,713)          --
  Policy loans (net of repayments)
    (note 5) .........................       (95,808)      (216,206)          (174)
  Deductions for surrender charges
    (note 2d) ........................       (26,163)       (10,061)          --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................      (540,817)      (464,515)      (144,625)
  Asset charges (note 3):
    FPVUL & VEL contracts ............       (25,778)       (22,616)        (4,977)
    MSP contracts ....................        (3,445)          (622)           (18)
    SL contracts .....................        (1,681)        (1,766)          (419)
                                         -----------    -----------    -----------
      Net equity transactions ........     2,197,373      2,952,039      3,913,242
                                         -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     2,267,129      3,302,945      4,158,315
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     7,461,260      4,158,315           --
                                         -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD ..........................     9,728,389      7,461,260      4,158,315
                                         ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ....................       676,989        401,819           --
                                         -----------    -----------    -----------
  Units purchased ....................       383,557        382,626        417,585
  Units redeemed .....................      (170,279)      (107,456)       (15,766)
                                         -----------    -----------    -----------
  Ending units .......................       890,267        676,989        401,819
                                         ===========    ===========    ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                        OPPAGGGRVA                                       OPPCAPAPVA
                                         -------------------------------------------    -----------------------------------------
                                            2000            1999          1998             2000            1999            1998
                                         ------------    ------------  ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..............   $    (52,493)         (2,942)          (54)         (8,362)          5,876            (134)
  Realized gain (loss) on investments       4,488,570         618,388         1,246       1,792,860         191,495          20,735
  Change in unrealized gain (loss)
    on investments ...................    (19,721,439)      2,906,737       155,404      (5,403,446)      2,561,317         255,097
  Reinvested capital gains ...........        950,033            --             270       1,434,225         110,334             101
                                         ------------    ------------  ------------    ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......    (14,335,329)      3,522,183       156,866      (2,184,723)      2,869,022         275,799
                                         ------------    ------------  ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     24,690,515       2,894,019       298,181      12,133,627       2,754,479         522,163
  Transfers between funds ............     38,617,778       4,290,831       753,401      25,912,373       7,064,837       1,352,464
  Surrenders .........................       (184,820)        (25,306)         (318)     (1,774,425)       (254,161)           (369)
  Death benefits .....................         (6,793)            295          --            (7,097)           (300)           --
  Policy loans (net of repayments)
    (note 5) .........................       (384,286)        (37,694)       (2,146)       (290,219)        (72,268)        (10,091)
  Deductions for surrender charges
    (note 2d) ........................        (29,245)         (3,241)           (4)       (280,781)        (32,551)             (4)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................     (2,643,790)       (416,901)      (60,958)     (2,024,385)       (655,772)        (91,465)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (84,929)        (13,629)       (1,372)        (73,662)        (23,800)         (2,763)
    MSP contracts ....................        (14,660)           (182)           (5)         (8,607)           (983)            (10)
    SL contracts .....................         (7,197)           (488)         (115)         (4,224)           (390)           (233)
                                         ------------    ------------  ------------    ------------    ------------    ------------
      Net equity transactions ........     59,952,573       6,687,704       986,664      33,582,600       8,779,091       1,769,692
                                         ------------    ------------  ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     45,617,244      10,209,887     1,143,530      31,397,877      11,648,113       2,045,491
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     11,353,417       1,143,530          --        13,693,604       2,045,491            --
                                         ------------    ------------  ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................$ .....     56,970,661      11,353,417     1,143,530      45,091,481      13,693,604       2,045,491
                                         ============    ============  ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ....................        570,019         101,944          --           806,675         165,067            --
                                         ------------    ------------  ------------    ------------    ------------    ------------
  Units purchased ....................      3,007,222         544,229       108,530       2,290,226         715,374         174,797
  Units redeemed .....................       (149,167)        (76,154)       (6,586)       (257,837)        (73,766)         (9,730)
                                         ------------    ------------  ------------    ------------    ------------    ------------
  Ending units .......................      3,428,074         570,019       101,944       2,839,064         806,675         165,067
                                         ============    ============  ============    ============    ============    ============
                                                           OPPGLSECVA
                                          -----------------------------------------
                                               2000          1999         1998
                                           ------------    ---------   ---------
INVESTMENT ACTIVITY:
  Net investment income ..............           (1,051)        --          --
  Realized gain (loss) on investments          (138,650)        --          --
  Change in unrealized gain (loss)
    on investments ...................           70,484         --          --
  Reinvested capital gains ...........             --           --          --
                                           ------------    ---------   ---------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......          (69,217)        --          --
                                           ------------    ---------   ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................          756,191         --          --
  Transfers between funds ............        3,400,619         --          --
  Surrenders .........................           (1,589)        --          --
  Death benefits .....................             --           --          --
  Policy loans (net of repayments)
    (note 5) .........................           (2,407)        --          --
  Deductions for surrender charges
    (note 2d) ........................             (252)        --          --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................          (70,452)        --          --
  Asset charges (note 3):
    FPVUL & VEL contracts ............           (1,673)        --          --
    MSP contracts ....................           (1,076)        --          --
    SL contracts .....................              (94)        --          --
                                           ------------    ---------   ---------
      Net equity transactions ........        4,079,267         --          --
                                           ------------    ---------   ---------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................        4,010,050         --          --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................             --           --          --
                                           ------------    ---------   ---------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................$ .....        4,010,050         --          --
                                           ============    =========   =========

CHANGES IN UNITS:
  Beginning units ....................             --           --          --
                                           ------------    ---------   ---------
  Units purchased ....................          426,089         --          --
  Units redeemed .....................           (8,082)        --          --
                                           ------------    ---------   ---------
  Ending units .......................          418,007         --          --
                                           ============    =========   =========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                  OPPMGRINVA                                         STOPP2
                                         --------------------------------------------    ---------------------------------------
                                             2000            1999            1998             2000          1999        1998
                                         ------------    ------------    ------------    ------------    ---------   ---------
INVESTMENT ACTIVITY:
  Net investment income ..............   $     28,289           8,173             (84)         (1,449)        --          --
  Realized gain (loss) on investments         349,566         (12,270)        (19,661)          7,469         --          --
  Change in unrealized gain (loss)
    on investments ...................     (2,767,885)        713,752          80,325        (478,402)        --          --
  Reinvested capital gains ...........        509,013          17,163             645         501,505         --          --
                                         ------------    ------------    ------------    ------------    ---------   ---------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......     (1,881,017)        726,818          61,225          29,123         --          --
                                         ------------    ------------    ------------    ------------    ---------   ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................      6,051,658       1,687,758         284,513       1,381,833         --          --
  Transfers between funds ............     11,215,475       3,276,499       1,343,627       3,738,013         --          --
  Surrenders .........................       (108,972)        (24,107)           (418)        (11,246)        --          --
  Death benefits .....................          7,734          (9,603)           --              --           --          --
  Policy loans (net of repayments)
    (note 5) .........................       (207,915)        (23,549)        (16,228)        (10,320)        --          --
  Deductions for surrender charges
    (note 2d) ........................        (17,244)         (3,088)             (5)         (1,779)        --          --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................     (1,065,069)       (314,964)        (43,383)        (61,655)        --          --
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (39,206)        (12,409)         (1,608)         (1,167)        --          --
    MSP contracts ....................         (6,649)           (626)             (6)           (206)        --          --
    SL contracts .....................         (3,480)           (620)           (135)           (147)        --          --
                                         ------------    ------------    ------------    ------------    ---------   ---------
      Net equity transactions ........     15,826,332       4,575,291       1,566,357       5,033,326         --          --
                                         ------------    ------------    ------------    ------------    ---------   ---------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     13,945,315       5,302,109       1,627,582       5,062,449         --          --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................      6,929,691       1,627,582            --              --           --          --
                                         ------------    ------------    ------------    ------------    ---------   ---------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................$ .....     20,875,006       6,929,691       1,627,582       5,062,449         --          --
                                         ============    ============    ============    ============    =========   =========

CHANGES IN UNITS:
  Beginning units ....................        558,424         158,153            --              --           --          --
                                         ------------    ------------    ------------    ------------    ---------   ---------
  Units purchased ....................      1,423,961         436,576         164,578         523,047         --          --
  Units redeemed .....................       (119,721)        (36,305)         (6,425)         (8,938)        --          --
                                         ------------    ------------    ------------    ------------    ---------   ---------
  Ending units .......................      1,862,664         558,424         158,153         514,109         --          --
                                         ============    ============    ============    ============    =========   =========

                                                          NSATGFOCTU
                                        -----------------------------------------
                                             2000          1999        1998
                                        ------------    ---------   ---------
INVESTMENT ACTIVITY:
  Net investment income ..............          --           --          --
  Realized gain (loss) on investments        (27,217)        --          --
  Change in unrealized gain (loss)
    on investments ...................        (4,210)        --          --
  Reinvested capital gains ...........          --           --          --
                                        ------------    ---------   ---------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       (31,427)        --          --
                                        ------------    ---------   ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................         8,564         --          --
  Transfers between funds ............       102,537         --          --
  Surrenders .........................          --           --          --
  Death benefits .....................          --           --          --
  Policy loans (net of repayments)
    (note 5) .........................          --           --          --
  Deductions for surrender charges
    (note 2d) ........................          --           --          --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................        (1,091)        --          --
  Asset charges (note 3):
    FPVUL & VEL contracts ............           (35)        --          --
    MSP contracts ....................            (4)        --          --
    SL contracts .....................            (8)        --          --
                                        ------------    ---------   ---------
      Net equity transactions ........       109,963         --          --
                                        ------------    ---------   ---------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................        78,536         --          --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................          --           --          --
                                        ------------    ---------   ---------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................$ .....        78,536         --          --
                                        ============    =========   =========

CHANGES IN UNITS:
  Beginning units ....................          --           --          --
                                        ------------    ---------   ---------
  Units purchased ....................        12,533         --          --
  Units redeemed .....................          (154)        --          --
                                        ------------    ---------   ---------
  Ending units .......................        12,379         --          --
                                        ============    =========   =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                   MSUEMMKT                                         MSUMCAPGR
                                        -----------------------------------------    -----------------------------------------
                                             2000            1999         1998             2000          1999            1998
                                         -----------    -----------    -----------    -----------    -------------   -----------
INVESTMENT ACTIVITY:
  Net investment income ..............   $   150,351         84,931         18,583           (162)            --            --
  Realized gain (loss) on investments         88,105         17,142        (32,880)       (13,306)            --            --
  Change in unrealized gain (loss)
    on investments ...................      (119,691)        20,955         (7,323)       (98,350)            --            --
  Reinvested capital gains ...........          --             --             --              800             --            --
                                         -----------    -----------    -----------    -----------    -------------   -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       118,765        123,028        (21,620)      (111,018)            --            --
                                         -----------    -----------    -----------    -----------    -------------   -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       423,869        176,047         41,423         88,544             --            --
  Transfers between funds ............       353,545        265,717        144,407        877,199             --            --
  Surrenders .........................          (956)          (137)          --             (650)            --            --
  Death benefits .....................          --             --             --             --               --            --
  Policy loans (net of repayments)
    (note 5) .........................        (6,273)          (792)          --              (83)            --            --
  Deductions for surrender charges
    (note 2d) ........................          (151)           (17)          --             (103)            --            --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (78,727)       (30,191)        (6,534)       (12,506)            --            --
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (3,151)        (1,369)          (152)          (300)            --            --
    MSP contracts ....................          (105)            (2)            (1)           (74)            --            --
    SL contracts .....................          (173)            (2)           (13)            (2)            --            --
                                         -----------    -----------    -----------    -----------    -------------   -----------
      Net equity transactions ........       687,878        409,254        179,130        952,025             --            --
                                         -----------    -----------    -----------    -----------    -------------   -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................       806,643        532,282        157,510        841,007             --            --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................       689,792        157,510           --             --               --            --
                                         -----------    -----------    -----------    -----------    -------------   -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................$ .....     1,496,435        689,792        157,510        841,007             --            --
                                         ===========    ===========    ===========    ===========    =============   ===========

CHANGES IN UNITS: ....................
  Beginning units ....................        75,186         21,992           --             --               --            --
                                                --             --             --             --               --            --
  Units purchased ....................        90,977         57,926         22,914         98,221             --            --
  Units redeemed .....................       (19,742)        (4,732)          (922)        (1,379)            --            --
                                                --             --             --             --               --            --
  Ending units .......................       146,421         75,186         21,992         96,842             --            --
                                         ===========    ===========    ===========    ===========    =============   ===========

                                                         MSUUSREALE
                                           -----------------------------------------
                                             2000            1999            1998
                                         -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..............       263,091         53,245            (16)
  Realized gain (loss) on investments        298,595        (40,204)       (31,055)
  Change in unrealized gain (loss)
    on investments ...................       155,839       (130,048)        27,306
  Reinvested capital gains ...........        25,130           --              339
                                         -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......       742,655       (117,007)        (3,426)
                                         -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     1,587,036        754,790        233,023
  Transfers between funds ............     1,297,880        440,087        517,845
  Surrenders .........................       (14,855)        (8,017)          --
  Death benefits .....................          (503)        (1,020)          --
  Policy loans (net of repayments)
    (note 5) .........................         8,244         (8,547)          (834)
  Deductions for surrender charges
    (note 2d) ........................        (2,351)        (1,027)          --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................      (156,453)      (188,335)       (28,277)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (7,652)        (4,322)        (1,116)
    MSP contracts ....................          (893)          (107)            (4)
    SL contracts .....................          (715)          (227)           (94)
                                         -----------    -----------    -----------
      Net equity transactions ........     2,709,738        983,275        720,543
                                         -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     3,452,393        866,268        717,117
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     1,583,385        717,117           --
                                         -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................$ .....     5,035,778      1,583,385        717,117
                                         ===========    ===========    ===========

CHANGES IN UNITS: ....................
  Beginning units ....................       185,170         81,141           --
                                                --             --             --
  Units purchased ....................       321,028        119,546         84,716
  Units redeemed .....................       (50,354)       (15,517)        (3,575)
                                                --             --             --
  Ending units .......................       455,844        185,170         81,141
                                         ===========    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                  VEWWEMGMKT                                       VEWWHRDAST
                                         -----------------------------------------    -----------------------------------------
                                            2000            1999          1998            2000           1999          1998
                                         -----------    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..............   $    (1,640)          (139)           (20)         6,036          2,174            (11)
  Realized gain (loss) on investments       (408,538)       235,337        (14,143)        29,182         26,395         (3,051)
  Change in unrealized gain (loss)
    on investments ...................    (1,655,251)       663,413         18,347         20,687         22,444         (2,102)
  Reinvested capital gains ...........          --             --             --             --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......    (2,065,429)       898,611          4,184         55,905         51,013         (5,164)
                                         -----------    -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................     1,719,241        322,588         90,144        140,736        201,802         23,363
  Transfers between funds ............     1,679,789      1,279,757        207,921        728,352         69,474        144,721
  Surrenders .........................       (45,027)        (1,334)          --           (5,248)          (679)          --
  Death benefits .....................          --           (1,149)          --             --             --             --
  Policy loans (net of repayments)
    (note 5) .........................       (19,011)        (5,485)           410          3,590            216            235
  Deductions for surrender charges
    (note 2d) ........................        (7,125)          (171)          --             (831)           (87)          --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................      (324,544)       (90,731)       (13,062)       (48,413)       (29,846)        (8,707)
  Asset charges (note 3):
    FPVUL & VEL contracts ............       (13,663)        (4,040)          (370)        (2,162)        (1,079)          (186)
    MSP contracts ....................        (1,248)          (151)            (1)          (343)            (2)            (1)
    SL contracts .....................        (1,292)          (184)           (31)          (135)          (159)           (16)
                                         -----------    -----------    -----------    -----------    -----------    -----------
      Net equity transactions ........     2,987,120      1,499,100        285,011        815,546        239,640        159,409
                                         -----------    -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................       921,691      2,397,711        289,195        871,451        290,653        154,245
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     2,686,906        289,195           --          444,898        154,245           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................$ .....     3,608,597      2,686,906        289,195      1,316,349        444,898        154,245
                                         ===========    ===========    ===========    ===========    ===========    ===========


CHANGES IN UNITS: ....................       204,110         43,904           --           53,265         22,344           --
  Beginning units ....................          --             --             --             --             --             --
                                             316,404        171,741         46,042        106,332         51,882         23,601
  Units purchased ....................       (53,994)       (11,535)        (2,138)       (18,085)       (20,961)        (1,257)
  Units redeemed .....................          --             --             --             --             --             --
                                             466,520        204,110         43,904        141,512         53,265         22,344
  Ending units .......................   ============== ============== ============== ============== =============  ============
                                                           WPTGLOPVC
                                         -----------------------------------------
                                              2000            1999            1998
                                          -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..............         22,477          8,941          4,471
  Realized gain (loss) on investments          93,144         (2,440)         8,407
  Change in unrealized gain (loss)
    on investments ...................         87,894         (2,238)         5,870
  Reinvested capital gains ...........         23,283         18,278           --
                                          -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......        226,798         22,541         18,748
                                          -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................        576,937        486,214         76,711
  Transfers between funds ............        628,024           (106)       655,643
  Surrenders .........................         (4,490)        (2,612)          --
  Death benefits .....................           --             --             --
  Policy loans (net of repayments)
    (note 5) .........................        (20,705)        (3,476)       (17,477
  Deductions for surrender charges
    (note 2d) ........................           (710)          (334)          --
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................       (131,580)       (53,820)       (13,090
  Asset charges (note 3):
    FPVUL & VEL contracts ............         (4,272)        (2,591)          (558
    MSP contracts ....................           (428)           (46)            (2
    SL contracts .....................           (681)           (57)           (47
                                          -----------    -----------    -----------
      Net equity transactions ........      1,042,095        423,172        701,180
                                          -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................      1,268,893        445,713        719,928
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................      1,165,641        719,928           --
                                          -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................$ .....      2,434,534      1,165,641        719,928
                                          ===========    ===========    ===========


CHANGES IN UNITS: ....................        102,845         66,036           --
  Beginning units ....................           --             --             --
                                              114,059         67,676         69,022
  Units purchased ....................        (16,387)       (30,867)        (2,986
  Units redeemed .....................           --             --             --
                                              200,517        102,845         66,036
  Ending units .......................    ============== ============== ==============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

YEARS ENDED DECEMBER 31, 2000 AND 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                          WPTINTEQ                                     WPTVALUE
                                         -----------------------------------------    -----------------------------------------
                                             2000          1999            1998           2000            1999            1998
                                         -----------    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..............   $    11,560         19,201          2,831         (1,199)          (154)           (13)
  Realized gain (loss) on investments        242,925        115,611        (24,058)       225,824         86,674         (2,106)
  Change in unrealized gain (loss)
    on investments ...................    (1,294,832)       581,395         30,323       (716,480)       208,276         29,961
  Reinvested capital gains ...........       310,165           --             --          141,743           --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ......      (730,182)       716,207          9,096       (350,112)       294,796         27,842
                                         -----------    -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..................       467,135        386,407        114,374        381,654        170,257         48,012
  Transfers between funds ............       625,009        716,698        495,343        297,999        306,681        118,060
  Surrenders .........................       (33,371)        (6,378)          --          (12,588)        (1,792)          (163)
  Death benefits .....................          --             --             --             --             --             --
  Policy loans (net of repayments)
    (note 5) .........................       (16,955)        (4,356)          (891)        (6,839)        (2,901)           404
  Deductions for surrender charges
    (note 2d) ........................        (5,281)          (817)          --           (1,992)          (229)            (2)
  Redemptions to pay cost of insurance
    charges and administrative charges
    (notes 2b and 2c) ................      (157,048)      (114,080)       (19,101)       (83,921)       (61,093)        (7,797)
  Asset charges (note 3):
    FPVUL & VEL contracts ............        (8,846)        (5,328)          (733)        (4,492)        (1,843)          (237)
    MSP contracts ....................          (866)          (367)            (3)          (481)           (24)            (1)
    SL contracts .....................          (834)          (328)           (62)          (736)           (63)           (20)
                                         -----------    -----------    -----------    -----------    -----------    -----------
      Net equity transactions ........       868,943        971,451        588,927        568,604        408,993        158,256
                                         -----------    -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................       138,761      1,687,658        598,023        218,492        703,789        186,098
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..........................     2,285,681        598,023           --          889,887        186,098           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END
  OF PERIOD....................$ .....     2,424,442      2,285,681        598,023      1,108,379        889,887        186,098
                                         ===========    ===========    ===========    ===========    ===========    ===========


CHANGES IN UNITS: ....................       141,958         56,767           --           51,860         17,619           --
                                         -----------    -----------    -----------    -----------    -----------    -----------
  Beginning units ....................          --             --             --             --             --             --
                                              84,215         98,872         58,807         43,425         38,599         18,507
  Units purchased ....................       (15,819)       (13,681)        (2,040)       (15,055)        (4,358)          (888)
  Units redeemed .....................          --             --             --             --             --             --
                                         -----------    -----------    -----------    -----------    -----------    -----------
                                             210,354        141,958         56,767         80,230         51,860         17,619
  Ending units .......................   ============== ============== ============== ============== =============  ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                          NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 2000, 1999 AND 1998


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account has been registered as a unit investment trust under the Investment Company Act of 1940. On May 3, 1999, the Company (Depositor) transferred to the Account 100,000 shares of the Nationwide SAT - Small Cap Growth Fund for which the Account was credited with 100,000 units of the Nationwide SAT - Small Cap Growth Fund. The value of the units purchased by the Company on May 3, 1999 was $1,000,000.

         The Company offers Flexible Premium, Modified Single Premium and Survivorship Life Variable Life Insurance Policies through the Account.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

         Contract owners may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                  (American Century VP);
                American Century VP - American Century VP Income & Growth
                  (ACVPIncGr)
                American Century VP - American Century VP International
                  (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)

              Dreyfus Stock Index Fund (DryStkIx)

              Dreyfus IP - European Equity Portfolio (DryEuroEq)

              Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Appreciation Portfolio (DryVApp)

              Federated Insurance Series - Quality Bond Fund II (FedQualBd2)

              Portfolios of the Fidelity Variable Insurance Products Fund
                  (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio - Service Class
                  (FidVEqInS)
                Fidelity VIP - Growth Portfolio - Service Class (FidVGrS) Fidelity VIP - High Income Portfolio - Service Class (FidVHiInS) Fidelity VIP - Overseas Portfolio - Service Class (FidVOvSeS)

              Portfolio of the Fidelity Variable Insurance Products Fund II
                (Fidelity VIP-II);
                Fidelity VIP-II - Contrafund Portfolio - Service Class
                  (FidVConS)

              Portfolio of the Fidelity Variable Insurance Products Fund III
               (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVGrOpS)

              Funds of the Gartmore NSAT;
                Gartmore NSAT - Emerging Markets Fund (NSATEmMGM)
                Gartmore NSAT - Global Technology & Communication Fund
                  (NSATGTecGM)
                Gartmore NSAT - International Growth Fund (NSATIntGGM)


                                                                     (Continued)

              Portfolios of Janus Aspen Series;
                Janus Aspen Series - Capital Appreciation Portfolio - Service
                  Shares (JanACapApS)
                Janus Aspen Series - Global Technology Portfolio - Service
                  Shares (JanAGlTchS)
                Janus Aspen Series - International Growth Portfolio - Service
                  Shares (JanAIntGrS)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Balanced Fund - J.P. Morgan (NSATBalJPM) Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Equity Income Fund - Federated (NSATEqIFED) Nationwide SAT - Global 50 Fund (NSATGlob50)
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - High Income Bond Fund - Federated (NSATHiIFED) Nationwide SAT - Mid Cap Growth Fund - Strong (NSATMCpSTR) Nationwide SAT - Mid Cap Index Fund - Dreyfus (NSATMCIxDR) Nationwide SAT - Money Market Fund (NSATMMkt)
                Nationwide SAT - Multi Sector Bond Fund - MAS (NSATMBdMAS) Nationwide SAT - Small Cap Growth Fund (NSATSmCapG)
                Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
                Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Strategic Value Fund (NSATStrVal)
                Nationwide SAT - Total Return Fund (NSATTotRtn)

              Portfolios of the Neuberger & Berman Advisers Management Trust
                (Neuberger &Berman AMT);
                Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds;
                Oppenheimer Aggressive Growth Fund/VA (OppAggGrVA) Oppenheimer Capital Appreciation Fund/VA (OppCapApVA) Oppenheimer Global Securities Fund/VA (OppGlSecVA) Oppenheimer Growth & Income Fund/VA (OppMGrInVA)

              Strong Opportunity Fund II, Inc. (StOpp2)

              Turner NSAT - Growth Focus Fund (NSATGFocTU)

              Portfolios of The Universal Institutional Funds, Inc.
                The Universal Institutional Funds, Inc. - Emerging Markets Debt
                 Portfolio (MSUEmMkt)
                  (formerly Morgan Stanley - Emerging Markets Debt Portfolio)
                The Universal Institutional Funds, Inc. - Mid Cap Growth
                   Portfolio (MSUMCapGr)
                  (formerly Morgan Stanley - Mid Cap Growth Portfolio)
                The Universal Institutional Funds, Inc. - U.S. Real Estate
                   Portfolio (MSUUSRealE)
                  (formerly Van Kampen Morgan Stanley - U.S. Real Estate
                     Portfolio)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWwEmgMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWwHrdAst)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Global Post - Venture Capital Portfolio
                  (WPTGloPVC)
                Warburg Pincus Trust - International Equity Portfolio (WPTIntEq) Warburg Pincus Trust - Value Portfolio (WPTValue)

         At December 31, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  POLICY CHARGES

     (a) Deductions from Premium

         On flexible premium, modified single premium and survivorship life variable life insurance contracts, the Company deducts a charge for state premium taxes not to exceed 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 3.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

     (c) Administrative Charges

         For flexible premium, modified single premium and survivorship life variable life insurance contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses.

         The above charges are assessed against each contract by liquidating units.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the eighth year.

         No surrender charge is assessed on any contract surrendered after the eighth year.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding, or from earnings thereon.

(3)  ASSET CHARGES

     For flexible premium variable universal life (FPVUL) and variable executive life (VEL) contracts, the Company deducts a charge equal to an annual effective rate multiplied by the Cash Value attributable to the Variable Account. The annual effective rate is 0.60% for the first $25,000 of Cash Value attributable to the Variable Account, 0.30% for the next $225,000 of Cash Value attributable to the Variable Account and 0.10% for all Cash Value attributable to the Variable Account in excess of $250,000. This charge is assessed monthly against each contract by liquidating units.

     For modified single premium contracts (MSP), the Company deducts an annual rate of .70% charged against the cash value of the contracts. This charge is assessed monthly against each contract by liquidating units.

     For surivorship life contracts (SL), the Company deducts an annual rate of .55% in policy years one through ten. In policy years eleven and greater, the Company deducts an annual rate of .55% if the cash value of the contract is less than $25,000. If the cash value is greater than $25,000 but less than $100,000, the Company reduces the annual rate to .35%. If the cash value is greater than $100,000, the company reduces the annual rate to .20%. This charge is assessed monthly by liquidating units.

     For Corporate Variable Universal Life Series, the Company deducts on a daily basis from the assets of the Variable Account, a charge to provide for mortality and expense risks. This charge is guaranteed not to exceed an annual effective rate of 0.75% of the daily net assets of the Variable Account. Currently, this rate is 0.40% during the first through fourth Policy Years, 0.25% during the fifth through twentieth Policy Years, and 0.10% thereafter. This charge is assessed through the daily unit value calculation.

     Nationwide may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to Nationwide. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by Nationwide.

(4)  DEATH BENEFITS

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

(7)  FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity contracts as of the end of the period indicated, and the expense ratios and total return for each of the years in the period ended December 31, 2000, and the period February 18, 1998 (commencement of operations) through December 1998.

     The following is a summary for 2000:

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

The BEST of AMERICA(R)
America's FUTURE Life Series(SM):

  American Century VP -
   American Century VP Income & Growth ..............       804,658        $13.383115      $10,768,831     0.00%      (10.62)%

  American Century VP -
   American Century VP International ................     1,252,780         16.203538       20,299,468     0.00%      (16.83)%

  American Century VP -
   American Century VP Value ........................       380,941         12.277397        4,676,964     0.00%       18.14%

  The Dreyfus Socially Responsible
   Growth Fund, Inc. ................................       953,352         14.972899       14,274,443     0.00%      (11.03)%

  Dreyfus Stock Index Fund ..........................     6,631,938         14.027609       93,030,233     0.00%       (9.28)%

  Dreyfus IP - European Equity Portfolio ............        70,183         12.672265          889,378     0.00%       (0.65)%

  Dreyfus VIF - Appreciation Portfolio ..............       721,134         14.418721       10,397,830     0.00%       (2.00)%

  Federated Insurance Series -
   Quality Bond Fund II .............................       184,168         10.900349        2,007,495     0.00%       10.45%

  Fidelity VIP -
   Equity-Income Portfolio - Service Class ..........     1,731,014         12.835974       22,219,251     0.00%        8.30%

  Fidelity VIP - Growth Portfolio - Service Class ...     3,245,205         17.016859       55,223,196     0.00%      (11.07)%

  Fidelity VIP -
   High Income Portfolio - Service Class ............       775,357          7.993621        6,197,910     0.00%      (22.61)%

  Fidelity VIP -
   Overseas Portfolio - Service Class ...............       709,131         12.973519        9,199,925     0.00%      (19.15)%

  Fidelity VIP-II -
   Contrafund Portfolio - Service Class .............     2,414,828         15.048072       36,338,506     0.00%       (6.71)%

  Fidelity VIP-III - Growth Opportunities Portfolio -
   Service Class ....................................       959,519         10.743116       10,308,224     0.00%      (17.18)%

  Gartmore NSAT Emerging Markets Fund ...............         2,391          8.712299           20,831     0.00%      (51.70)%***

  Gartmore NSAT Global Technology &
   Communications Fund ..............................        91,498          6.017639          550,602     0.00%     (159.83)%***

  Gartmore NSAT International Growth Fund ...........         2,697          9.249730           24,947     0.00%      (30.10)%***

  Janus Aspen Series - Capital Appreciation
   Portfolio - Service Shares .......................     2,083,464          8.236248       17,159,926     0.00%      (18.95)%***

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

Janus Aspen Series -
 Global Technology Portfolio - Service Shares .......     1,878,974          6.582411       12,368,179     0.00%      (36.72)%***

Janus Aspen Series - International Growth
 Portfolio - Service Shares .........................     1,639,208          8.273482       13,561,958     0.00%      (18.55)%***

Nationwide SAT - Balanced Fund ......................       382,020         10.862308        4,149,619     0.00%       (0.35)%

Nationwide SAT - Capital Appreciation Fund ..........     1,582,653          9.956531       15,757,734     0.00%      (26.53)%

Nationwide SAT - Equity Income Fund .................       150,717         12.193117        1,837,710     0.00%      (10.62)%

Nationwide SAT - Global 50 Fund .....................     1,172,113         12.840541       15,050,565     0.00%      (12.32)%

Nationwide SAT - Government Bond Fund ...............       796,198         11.968657        9,529,421     0.00%       12.54%

Nationwide SAT - High Income Bond Fund ..............       167,390         10.013612        1,676,179     0.00%       (8.28)%

Nationwide SAT - Mid Cap Growth Portfolio
 (formerly Nationwide SAT -
 Strategic Growth Portfolio) ........................       569,923         17.915535       10,210,475     0.00%      (15.38)%

Nationwide SAT - Mid Cap Index Fund .................       312,214         15.436663        4,819,542     0.00%       15.21%

Nationwide SAT - Money Market Fund ..................     6,735,623         11.702768       78,825,433     0.00%        6.03%

Nationwide SAT - Multi Sector Bond Fund .............     1,105,931         11.008804       12,174,978     0.00%        5.65%

Nationwide SAT - Small Cap Growth Fund ..............       220,651         17.186287        3,792,171     0.00%      (16.17)%

Nationwide SAT - Small Cap Growth Fund
 Initial Funding by Depositor (note 1a) .............       100,000         17.186295        1,718,630     0.00%      (16.17)%

Nationwide SAT - Small Cap Value Fund ...............       731,305         13.779795       10,077,233     0.00%       11.20%

Nationwide SAT - Small Company Fund .................       922,404         15.841678       14,612,427     0.00%        8.90%

Nationwide SAT - Strategic Value Fund ...............       114,604         10.471261        1,200,048     0.00%        7.61%

Nationwide SAT - Total Return Fund ..................     2,459,963         12.359389       30,403,640     0.00%       (2.12)%

Neuberger & Berman AMT - Guardian Portfolio .........       253,627         15.303939        3,881,492     0.00%        1.13%

Neuberger & Berman AMT -
 Mid Cap Growth Portfolio ...........................       903,690         19.835316       17,924,977     0.00%       (7.46)%

Neuberger & Berman AMT - Partners Portfolio .........       648,616         11.267369        7,308,196     0.00%        0.70%

Oppenheimer Aggressive Growth Fund / VA .............     1,531,755         18.311377       28,048,543     0.00%      (11.24)%

Oppenheimer Capital Appreciation Fund / VA ..........     1,394,931         17.524709       24,445,760     0.00%       (0.23)%

Oppenheimer Global Securities Fund / VA .............       228,958          9.598100        2,197,562     0.00%       (5.99)%***

Oppenheimer
 Main Street Growth & Income / VA ...................     1,325,991         11.624742       15,414,303     0.00%       (8.78)%

Strong Opportunity Fund II, Inc. ....................       156,475          9.854316        1,541,954     0.00%       (1.83)%***

The Universal Institutional Funds, Inc. -
 Emerging Markets Debt Portfolio
 (formerly Morgan Stanley -
 Emerging Markets Debt Portfolio) ...................       116,206         10.321107        1,199,375     0.00%       11.39%

 The Universal Institutional Funds, Inc. -
  Mid Cap Growth  Portfolio
  (formerly Morgan Stanley -
  Mid Cap Growth Portfolio) ........................         38,928          8.689212          338,254     0.00%      (19.54)%***








                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------



  The Universal Institutional Funds, Inc. -
   U.S. Real Estate Portfolio
   (formerly Van Kampen American Capital -
   Morgan Stanley U.S. Real Estate Portfolio) .......       320,762         10.935907        3,507,823     0.00%       15.43%***

  Turner NSAT Growth Focus Fund .....................        12,379          6.344311           78,536     0.00%     (146.74)%***

  Van Eck WIT -
   Worldwide Emerging Markets Fund ..................       408,641          7.669407        3,134,034     0.00%      (41.87)%

  Van Eck WIT - Worldwide Hard Assets Fund ..........       138,471          9.305371        1,288,524     0.00%       11.40%

  Warburg Pincus Trust -
   Global Post-Venture Capital Portfolio ............        93,621         12.974256        1,214,663     0.00%      (18.94)%

  Warburg Pincus Trust -
   International Equity Portfolio ...................       161,421         11.977804        1,933,469     0.00%      (25.90)%

  Warburg Pincus Trust - Value Portfolio ............        69,236         14.116099          977,342     0.00%        8.91%

The BEST of AMERICA(R)
Corporate Variable Universal Life SeriesSM:

  American Century VP -
   American Century VP Income & Growth ..............       763,555         11.398555        8,703,424     0.31%      (10.97)%

  American Century VP -
   American Century VP International ................     1,191,245         13.221985       15,750,624     0.30%      (17.16)%

  American Century VP -
   American Century VP Value ........................       111,911         10.893612        1,219,115     0.16%       17.67%

  The Dreyfus Socially Responsible
   Growth Fund, Inc. ................................       136,511         12.795380        1,746,710     0.40%      (11.39)%

  Dreyfus Stock Index Fund ..........................     7,299,831         11.972080       87,394,161     0.28%       (9.64)%

  Dreyfus IP - European Equity Portfolio ............         8,448         12.608842          106,519     0.23%       (1.05)%

  Dreyfus VIF - Appreciation Portfolio ..............     1,368,457         12.111451       16,574,000     0.34%       (2.39)%

  Federated Insurance Series -
   Quality Bond Fund II .............................       607,272         10.828312        6,575,731     0.14%       10.01%

  Fidelity VIP -
   Equity-Income Portfolio - Service Class ..........       351,542         11.310203        3,976,011     0.30%        7.87%

  Fidelity VIP - Growth Portfolio - Service Class ...     2,131,137         14.593603       31,100,967     0.34%      (11.42)%

  Fidelity VIP -
   High Income Portfolio - Service Class ............       441,041          7.470194        3,294,662     0.32%      (22.92)%

  Fidelity VIP -
   Overseas Portfolio - Service Class ...............     1,216,616         10.864367       13,217,763     0.44%      (19.47)%

  Fidelity VIP-II -
   Contrafund Portfolio - Service Class .............       671,658         13.026647        8,749,452     0.37%       (7.09)%

  Fidelity VIP-III - Growth Opportunities Portfolio -
   Service Class ....................................       397,095          9.628054        3,823,252     0.43%      (17.51)%

  Janus Aspen Series -
   Capital Appreciation Portfolio - Service Class ...       535,891          8.205940        4,397,489     0.22%***   (19.27)%***

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

   Janus Aspen Series -
    Global Technology Portfolio - Service Class .....       343,351          6.558143        2,251,745     0.38%***   (36.98)%***

   Janus Aspen Series -
    International Growth Portfolio - Service Class ..       383,403          8.243024        3,160,400     0.23%***   (18.87)%***

   Nationwide SAT - Balanced Fund ...................       117,858          9.980967        1,176,337     0.30%       (0.75)%

   Nationwide SAT - Capital Appreciation Fund .......       178,360          8.505270        1,517,000     0.23%      (26.82)%

   Nationwide SAT - Equity Income Fund ..............        29,855         11.117142          331,902     0.90%      (10.98)%

   Nationwide SAT - Global 50 Fund ..................       942,496         11.093053       10,455,158     0.40%      (12.67)%

   Nationwide SAT - Government Bond Fund ............     3,170,399         11.626380       36,860,264     0.36%       12.09%

   Nationwide SAT - High Income Bond Fund ...........       224,564          9.436226        2,119,037     0.10%       (8.64)%

   Nationwide SAT - Mid Cap Growth Fund .............       647,094         16.319202       10,560,058     0.42%      (15.72)%

   Nationwide SAT - Mid Cap Index Fund ..............        38,007         13.573326          515,881     0.14%       14.75%

   Nationwide SAT - Money Market Fund ...............     5,646,634         11.380873       64,263,624     0.24%        5.60%

   Nationwide SAT - Multi Sector Bond Fund ..........     1,055,243         10.635225       11,222,747     0.36%        5.23%

   Nationwide SAT - Small Cap Growth Fund ...........        59,757         17.072794        1,020,219     0.24%      (16.50)%

   Nationwide SAT - Small Cap Value Fund ............       152,675         12.101060        1,847,529     0.24%       10.76%

   Nationwide SAT - Small Company Fund ..............       493,035         14.091380        6,947,544     0.15%        8.47%

   Nationwide SAT - Strategic Value Fund ............         2,481          9.402302           23,327     0.59%        7.18%

   Nationwide SAT - Total Return Fund ...............       212,989         10.534111        2,243,650     0.36%       (2.51)%

   Neuberger & Berman AMT - Guardian Portfolio ......        86,066         10.768698          926,819     0.20%        0.73%

   Neuberger & Berman AMT -
    Mid Cap Growth Portfolio ........................       827,220         15.959556       13,202,064     0.31%       (7.83)%

   Neuberger & Berman AMT - Partners Portfolio ......       241,651         10.015242        2,420,193     0.30%        0.03%

   Oppenheimer Aggressive Growth Fund / VA ..........     1,068,591         15.659821       16,733,944     0.32%      (11.59)%

   Oppenheimer Capital Appreciation Fund / VA .......       911,021         14.945030       13,615,236     0.28%       (0.63)%

   Oppenheimer Global Securities Fund / VA ..........        43,440          9.572769          415,841     0.17%***    (6.37)%***

   Oppenheimer
    Main Street Growth & Income / VA ................       327,513          9.845729        3,224,604     0.28%       (9.14)%

   Strong Opportunity Fund II, Inc. .................        72,473          9.828296          712,286     0.28%       (1.49)%

   The Universal Institutional Funds, Inc. -
    Emerging Markets Debt Portfolio .................        28,939          9.671636          279,887     0.47%       10.94%

   The Universal Institutional Funds, Inc. -
    Mid Cap Growth  Portfolio .......................         8,201          8.666239           71,072     0.54%***   (19.89)%***

   The Universal Institutional Funds, Inc. -
    U.S. Real Estate Portfolio ......................       111,390         10.960329        1,220,871     0.38%***    15.00%***

   Van Eck WIT - Worldwide Emerging Markets Fund ....        41,537          7.303734          303,375     0.49%      (42.10)%

   Van Eck WIT - Worldwide Hard Assets Fund .........         3,041          9.149843           27,825     0.83%       10.96%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

   Warburg Pincus Trust -
    Global Post-Venture Capital Portfolio ...........       106,896         11.411760        1,219,871     0.59%      (19.26)%

   Warburg Pincus Trust -
    International Equity Portfolio ..................        48,933         10.033586          490,973     0.50%      (26.19)%

   Warburg Pincus Trust - Value Portfolio ...........        10,994         11.918959          131,037     0.35%        8.48%

 The BEST of AMERICA(R)
 Corporate Variable Universal Life SeriesSM:
 Reduced Fee Tier:

   American Century VP -
    American Century VP Income & Growth .............       540,359         10.285709        5,557,975     0.42%      (10.70)%

   American Century VP -
    American Century VP International ...............       619,313         13.288939        8,230,013     0.37%      (16.91)%

   American Century VP -
    American Century VP Value .......................       124,532         12.140456        1,511,875     0.18%       18.02%

   The Dreyfus Socially Responsible
    Growth Fund, Inc. ...............................        42,696         10.896922          465,255     0.49%      (11.12)%

   Dreyfus Stock Index Fund .........................     4,975,884         10.357445       51,537,445     0.34%       (9.37)%

   Dreyfus IP - European Equity Portfolio ...........        36,592         12.656379          463,122     0.23%       (0.75)%

   Dreyfus VIF - Appreciation Portfolio .............       498,451         10.646157        5,306,588     0.45%       (2.10)%

 Federated Insurance Series -
 Quality Bond Fund II ...............................     4,027,297         10.882300       43,826,254     0.11%       10.34%

   Fidelity VIP -
    Equity-Income Portfolio - Service Class .........       215,028         11.240819        2,417,091     0.32%        8.20%

   Fidelity VIP - Growth Portfolio - Service Class ..     1,184,884         11.150661       13,212,240     0.48%      (11.16)%

   Fidelity VIP -
    High Income Portfolio - Service Class ...........       591,491          7.950841        4,702,851     0.54%      (22.69)%

   Fidelity VIP -
    Overseas Portfolio - Service Class ..............       171,286         11.126859        1,905,875     0.66%      (19.23)%

   Fidelity VIP-II -
    Contrafund Portfolio - Service Class ............       209,278         10.913660        2,283,989     0.50%       (6.81)%

   Fidelity VIP-III - Growth Opportunities Portfolio -
    Service Class ...................................         3,187          8.728402           27,817     0.60%      (17.26)%

   Janus Aspen Series -
    Capital Appreciation Portfolio - Service Class ..        75,935          8.228654          624,843     0.22%***   (19.03)%***

   Janus Aspen Series -
    Global Technology Portfolio - Service Class .....       157,837          6.576328        1,037,988     0.38%***   (36.78)%***

   Janus Aspen Series -
    International Growth Portfolio - Service Class ..       230,451          8.265856        1,904,875     0.23%***   (18.63)%***

   Nationwide SAT - Balanced Fund ...................       148,185          9.935839        1,472,342     0.29%       (0.45)%

   Nationwide SAT - Capital Appreciation Fund .......       587,392          7.574275        4,449,069     0.23%      (26.61)%

   Nationwide SAT - Global 50 Fund ..................       141,948         10.424035        1,479,671     0.44%      (12.41)%

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

   Nationwide SAT - Government Bond Fund ............       304,223         11.120055        3,382,976     0.42%       12.43%

   Nationwide SAT - High Income Bond Fund ...........     1,268,447          9.119705       11,567,862     0.09%       (8.37)%

   Nationwide SAT - Mid Cap Growth Fund .............       499,194         13.906958        6,942,270     0.42%      (15.46)%

   Nationwide SAT - Mid Cap Index Fund ..............        97,058         14.122042        1,370,657     0.14%       15.09%

   Nationwide SAT - Money Market Fund ...............     8,179,266         10.971228       89,736,592     0.26%        5.92%

   Nationwide SAT - Multi Sector Bond Fund ..........       271,955         10.733031        2,918,901     0.28%        5.55%

   Nationwide SAT - Small Cap Growth Fund ...........        29,192         17.157856          500,872     0.24%      (16.25)%

   Nationwide SAT - Small Cap Value Fund ............       222,101         14.901350        3,309,605     0.25%       11.09%

   Nationwide SAT - Small Company Fund ..............     1,331,219         16.119172       21,458,148     0.13%        8.79%

   Nationwide SAT - Strategic Value Fund ............           505         10.645991            5,376     0.53%        7.50%

   Nationwide SAT - Total Return Fund ...............        43,448         10.246333          445,183     0.43%       (2.22)%

   Neuberger & Berman AMT - Guardian Portfolio ......        57,098         11.073505          632,275     0.25%        1.03%

   Neuberger & Berman AMT -
    Mid Cap Growth Portfolio ........................       391,150         14.538915        5,686,897     0.39%       (7.55)%

   Oppenheimer Aggressive Growth Fund / VA ..........       827,728         14.724854       12,188,174     0.36%      (11.33)%

   Oppenheimer Capital Appreciation Fund / VA .......       533,112         13.187632        7,030,485     0.34%       (0.33)%

   Oppenheimer Global Securities Fund / VA ..........       145,609          9.591764        1,396,647     0.17%***    (6.08)%***

   Oppenheimer
    Main Street Growth & Income / VA ................       209,160         10.690852        2,236,099     0.38%       (8.87)%

   Strong Opportunity Fund II, Inc. .................       285,161          9.847803        2,808,209     0.12%***    (1.94)%***

   The Universal Institutional Funds, Inc. -
    Emerging Markets Debt Portfolio .................         1,276         13.458822           17,173     0.65%       11.28%

   The Universal Institutional Funds, Inc. -
    Mid Cap Growth  Portfolio .......................        49,713          8.683462          431,681     0.46%***   (19.63)%***

   The Universal Institutional Funds, Inc. -
    U.S. Real Estate Portfolio ......................        23,692         12.961511          307,084     0.39%***    15.33%***

   Van Eck WIT -
    Worldwide Emerging Markets Fund .................        16,342         10.475365          171,188     0.69%      (41.92)%
                                                           ========        ==========
                                                                                        $1,414,892,441
                                                                                        ==============

The following is a summary for 1999:

 The BEST of AMERICA(R)
 America's FUTURE Life Series(SM):

   American Century VP -
    American Century VP Income & Growth .............       463,779        $14.972547      $ 6,943,953     0.00%       18.02%

   American Century VP -
    American Century VP International ...............       625,339         19.481449       12,182,510     0.00%       64.04%

   American Century VP -
    American Century VP Value .......................       169,333         10.392110        1,759,727     0.00%       (0.85)%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

   The Dreyfus Socially Responsible
    Growth Fund, Inc. ...............................       480,241         16.829763        8,082,342     0.00%       30.08%

   Dreyfus Stock Index Fund .........................     3,757,311         15.462782       58,098,481     0.00%       20.60%

   Dreyfus IP - European Equity Portfolio ...........        10,415         12.930654          134,673     0.00%       11.46%

   Dreyfus VIF - Appreciation Portfolio .............       505,299         14.513370        7,333,591     0.00%      111.52%***

   Federated Insurance Series -
    Quality Bond Fund II ............................         3,972          9.869090           39,200     0.00%       (1.97)%***

   Fidelity VIP -
    Equity-Income Portfolio - Service Class .........     1,196,502         11.851816       14,180,722     0.00%        6.25%

   Fidelity VIP - Growth Portfolio - Service Class ..     1,564,447         19.134456       29,934,842     0.00%       37.29%

   Fidelity VIP -
    High Income Portfolio - Service Class ...........       664,736         10.329299        6,866,257     0.00%        8.07%

   Fidelity VIP -
    Overseas Portfolio - Service Class ..............       392,522         16.046561        6,298,628     0.00%       42.46%

   Fidelity VIP-II -
    Contrafund Portfolio - Service Class ............     1,324,909         16.131283       21,372,482     0.00%       24.15%

   Fidelity VIP-III - Growth Opportunities Portfolio -
    Service Class ...................................       673,044         12.971233        8,730,211     0.00%        4.18%

   Morgan Stanley -
    Emerging Markets Debt Portfolio .................        62,633          9.266040          580,360     0.00%       29.37%

   Nationwide SAT - Balanced Fund ...................       224,583         10.900657        2,448,102     0.00%        0.87%

   Nationwide SAT - Capital Appreciation Fund .......     1,343,877         13.552350       18,212,691     0.00%        4.28%

   Nationwide SAT - Equity Income Fund ..............        66,677         13.642236          909,623     0.00%       18.49%

   Nationwide SAT - Global 50 Fund ..................       595,841         14.645021        8,726,104     0.00%       22.92%

   Nationwide SAT - Government Bond Fund ............       509,816         10.635188        5,421,989     0.00%       (2.35)%

   Nationwide SAT - High Income Bond Fund ...........       130,767         10.917180        1,427,607     0.00%        3.19%

   Nationwide SAT - Mid Cap Index Fund ..............        61,224         13.399089          820,346     0.00%       20.92%

   Nationwide SAT - Money Market Fund ...............     4,602,015         11.037591       50,795,159     0.00%        4.85%

   Nationwide SAT - Multi Sector Bond Fund ..........       590,762         10.419701        6,155,563     0.00%        1.56%

   Nationwide SAT - Small Cap Growth Fund ...........        32,108         20.501257          658,254     0.00%      157.84%***

   Nationwide SAT - Small Cap Growth Fund
    Initial Funding by Depositor (note 1a) ..........       100,000         20.501257        2,050,126     0.00%      157.84%***

   Nationwide SAT - Small Cap Value Fund ............       345,575         12.391945        4,282,346     0.00%       27.84%

   Nationwide SAT - Small Company Fund ..............       393,286         14.547287        5,721,244     0.00%       44.02%

   Nationwide SAT - Strategic Growth Fund ...........       211,257         21.171385        4,472,603     0.00%       84.75%

   Nationwide SAT - Strategic Value Fund ............        96,106          9.730781          935,186     0.00%       (3.07)%

   Nationwide SAT - Total Return Fund ...............     1,852,310         12.627200       23,389,489     0.00%        6.94%

   Neuberger & Berman AMT - Guardian Portfolio ......       177,738         15.132896        2,689,691     0.00%       14.93%

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

   Neuberger & Berman AMT -
    Mid Cap Growth Portfolio ........................       280,847         21.434231        6,019,739     0.00%       53.89%

   Neuberger & Berman AMT - Partners Portfolio ......       582,704         11.188893        6,519,813     0.00%        7.37%

   Oppenheimer Aggressive Growth Fund / VA ..........       431,151         20.629873        8,894,590     0.00%       83.60%

   Oppenheimer Capital Appreciation Fund / VA .......       618,285         17.565274       10,860,345     0.00%       41.66%

   Oppenheimer
    Main Street Growth & Income / VA ................       460,733         12.743006        5,871,123     0.00%       21.71%

   Van Eck WIT -
    Worldwide Emerging Markets Fund .................       194,066         13.192491        2,560,214     0.00%      100.28%

   Van Eck WIT - Worldwide Hard Assets Fund .........        53,013          8.353043          442,820     0.00%       21.00%

 Van Kampen LIT - Morgan Stanley
 Real Estate Securities Portfolio ...................       146,473          8.539870        1,250,860     0.00%       (3.37)%

   Warburg Pincus Trust -
    Global Post-Venture Capital Portfolio ...........        46,879         17.414110          816,356     0.00%       63.50%

   Warburg Pincus Trust -
    Growth & Income Portfolio .......................        60,100         11.912913          715,966     0.00%        6.24%

   Warburg Pincus Trust -
    International Equity Portfolio ..................       138,513         16.163464        2,238,850     0.00%       53.43%

 The BEST of AMERICA(R)
 Corporate Variable Universal Life SeriesSM:

   American Century VP -
    American Century VP Income & Growth .............       355,846         12.803106        4,555,934     0.19%       17.55%

   American Century VP -
    American Century VP International ...............       204,837         15.960157        3,269,231     0.18%       63.39%

   American Century VP -
    American Century VP Value .......................        23,107          9.257533          213,914     0.61%       (1.25)%

   The Dreyfus Socially Responsible
    Growth Fund, Inc. ...............................        28,931         14.439525          417,750     0.40%       29.56%

   Dreyfus Stock Index Fund .........................     3,707,136         13.249543       49,117,858     0.25%       20.12%

   Dreyfus VIF - Appreciation Portfolio .............       843,808         12.239522       10,327,807     0.34%       11.01%

   Federated Insurance Series -
    Quality Bond Fund II ............................            18          9.842943              177     0.39%***    (2.36)%***

   Fidelity VIP -
    Equity-Income Portfolio - Service Class .........       118,952         10.484615        1,247,166     0.34%        5.83%

   Fidelity VIP - Growth Portfolio - Service Class ..       758,262         16.475102       12,492,444     0.21%       36.74%

   Fidelity VIP -
    High Income Portfolio - Service Class ...........       230,895          9.691447        2,237,707     0.14%        7.64%

   Fidelity VIP -
    Overseas Portfolio - Service Class ..............       504,007         13.491426        6,799,773     0.29%       41.89%

   Fidelity VIP-II -
    Contrafund Portfolio - Service Class ............       230,228         14.020034        3,227,804     0.27%       23.65%


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

   Fidelity VIP-III - Growth Opportunities Portfolio -
    Service Class ...................................       125,424         11.671298        1,463,861     0.42%        3.77%

   Morgan Stanley -
    Emerging Markets Debt Portfolio .................        12,553          8.717559          109,432     0.30%       28.86%

   Nationwide SAT - Balanced Fund ...................        43,881         10.056111          441,272     0.31%        0.47%

   Nationwide SAT - Capital Appreciation Fund .......        65,598         11.623180          762,457     0.16%        3.86%

   Nationwide SAT - Equity Income Fund ..............           965         12.487973           12,051     0.99%       18.02%

   Nationwide SAT - Global 50 Fund ..................       468,148         12.702408        5,946,607     0.31%       22.43%

   Nationwide SAT - Government Bond Fund ............     1,312,872         10.372218       13,617,395     0.44%       (2.74)%

   Nationwide SAT - High Income Bond Fund ...........        80,137         10.328712          827,712     0.08%        2.78%

   Nationwide SAT - Money Market Fund ...............     3,786,796         10.776865       40,809,789     0.29%        4.43%

   Nationwide SAT - Multi Sector Bond Fund ..........       460,632         10.106222        4,655,249     0.25%        1.15%

   Nationwide SAT - Small Cap Growth Fund ...........           118         20.447188            2,413     0.64%***   157.03%***

   Nationwide SAT - Small Cap Value Fund ............         8,548         10.925665           93,393     0.65%       27.33%

   Nationwide SAT - Small Company Fund ..............        72,698         12.991606          944,464     0.11%       43.45%

   Nationwide SAT - Strategic Growth Fund ...........       128,669         19.361969        2,491,285     0.37%       84.02%

   Nationwide SAT - Strategic Value Fund ............           791          8.772237            6,939     0.37%       (3.46)%

   Nationwide SAT - Total Return Fund ...............        42,084         10.805244          454,728     0.27%        6.52%

   Neuberger & Berman AMT - Guardian Portfolio ......        25,154         10.690765          268,916     0.49%       14.47%

   Neuberger & Berman AMT -
    Mid Cap Growth Portfolio ........................       315,266         17.314889        5,458,796     0.24%       53.28%

   Neuberger & Berman AMT - Partners Portfolio ......        94,285          9.985118          941,447     0.35%        6.94%

   Oppenheimer Aggressive Growth Fund / VA ..........       138,018         17.712996        2,444,712     0.24%       82.87%

   Oppenheimer Capital Appreciation Fund / VA .......       188,390         15.039330        2,833,259     0.29%       41.09%

   Oppenheimer
    Main Street Growth & Income / VA ................        97,691         10.835877        1,058,568     0.33%       21.22%

   Van Eck WIT -
    Worldwide Emerging Markets Fund .................        10,044         12.613718          126,692     0.22%       99.48%

   Van Eck WIT - Worldwide Hard Assets Fund .........           252          8.246159            2,078     0.70%       20.52%

   Van Kampen LIT - Morgan Stanley

    Real Estate Securities Portfolio ................        38,697          8.593033          332,525     0.70%       (3.76)%

   Warburg Pincus Trust -
    Global Post-Venture Capital Portfolio ...........         4,981         14.762349           73,531     0.37%       62.85%

   Warburg Pincus Trust -
    Growth & Income Portfolio .......................        42,745         10.519954          449,675     0.40%        5.82%

   Warburg Pincus Trust -
    International Equity Portfolio ..................         3,445         13.593893           46,831     0.35%       52.82%

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

 The BEST of AMERICA(R)
 Corporate Variable Universal Life SeriesSM:
 Reduced Fee Tier:

   American Century VP -
    American Century VP Income & Growth .............        55,124         11.518727          634,958     0.25%***    20.10%***

   American Century VP -
    American Century VP International ...............           218         15.993145            3,487     0.25%***    79.60%***

   American Century VP -
    American Century VP Value .......................           946         10.286399            9,731     0.83%***     3.80%***

   Dreyfus Stock Index Fund .........................     1,242,820         11.428481       14,203,545     0.34%***    18.97%***

   Dreyfus VIF - Appreciation Portfolio .............       117,874         10.726699        1,264,399     0.46%***     9.66%***

   Federated Insurance Series -
    Quality Bond Fund II ............................     1,129,926          9.862542       11,143,943     0.08%***    (1.82)%***

   Fidelity VIP -
    Equity-Income Portfolio - Service Class .........        59,030         10.389282          613,279     0.47%***     5.17%***

   Fidelity VIP -
    Overseas Portfolio - Service Class ..............           490         13.776193            6,750     0.38%***    50.15%***

   Nationwide SAT - Balanced Fund ...................        59,518          9.980828          594,039     0.41%***    (0.25)%***

   Nationwide SAT - Capital Appreciation Fund .......       234,561         10.320007        2,420,671     0.21%***     4.25%***

   Nationwide SAT - Global 50 Fund ..................        52,708         11.900760          627,265     0.41%***    25.25%***

   Nationwide SAT - Government Bond Fund ............        59,316          9.890955          586,692     0.71%***    (1.45)%***

   Nationwide SAT - High Income Bond Fund ...........       594,118          9.952512        5,912,967     0.12%***    (0.62)%***

   Nationwide SAT - Money Market Fund ...............     4,669,469         10.357933       48,366,047     0.41%***     4.72%***

   Nationwide SAT - Multi Sector Bond Fund ..........       232,330         10.168791        2,362,515     0.34%***     2.24%***

   Nationwide SAT - Small Company Fund ..............       434,818         14.816849        6,442,633     0.15%***    63.98%***

   Nationwide SAT - Strategic Growth Fund ...........       240,293         16.450708        3,952,990     0.09%***    85.68%***

   Neuberger & Berman AMT -
    Mid Cap Growth Portfolio ........................        44,838         15.726546          705,147     0.32%***    76.06%***

   Oppenheimer Aggressive Growth Fund / VA ..........           850         16.605768           14,115     0.32%***    87.74%***
                                                          ========         ==========
                                                                                          $648,293,593
                                                                                          ============


The following is a summary for 1998:

 The BEST of AMERICA(R)
 America's FUTURE Life Series(SM):

   American Century VP -
    American Century VP Income & Growth .............        97,382        $12.686493      $ 1,235,436     0.00%       26.86%

 American Century VP -
 American Century VP International ..................       206,063         11.875895        2,447,183     0.00%       18.76%

   American Century VP -
    American Century VP Value .......................        59,424         10.481205          622,835     0.00%        4.81%


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

   The Dreyfus Socially Responsible
    Growth Fund, Inc. ...............................       105,696         12.938078        1,367,503     0.00%       29.38%

   Dreyfus Stock Index Fund .........................     1,025,141         12.821142       13,143,478     0.00%       28.21%

   Dreyfus VIF - Appreciation Portfolio .............       110,355         13.021619        1,437,001     0.00%       30.22%

   Fidelity VIP -
    Equity-Income Portfolio - Service Class .........       511,915         11.154137        5,709,970     0.00%       11.54%

   Fidelity VIP - Growth Portfolio - Service Class ..       255,829         13.937692        3,565,666     0.00%       39.38%

   Fidelity VIP -
    High Income Portfolio - Service Class ...........       368,689          9.557602        3,523,783     0.00%       (4.42)%

   Fidelity VIP -
    Overseas Portfolio - Service Class ..............        92,817         11.263759        1,045,468     0.00%       12.64%

   Fidelity VIP-II -
    Contrafund Portfolio - Service Class ............       362,774         12.993755        4,713,796     0.00%       29.94%

   Fidelity VIP-III - Growth Opportunities Portfolio -
    Service Class ...................................       193,229         12.450522        2,405,802     0.00%       24.51%

   Morgan Stanley -
    Emerging Markets Debt Portfolio .................        21,992          7.162164          157,510     0.00%      (28.38)%

   Nationwide SAT - Balanced Fund ...................        67,360         10.806799          727,946     0.00%        8.07%

   Nationwide SAT - Capital Appreciation Fund .......       485,064         12.996420        6,304,095     0.00%       29.96%

   Nationwide SAT - Equity Income Fund ..............        21,000         11.513398          241,781     0.00%       15.13%

   Nationwide SAT - Global 50 Fund ..................        41,464         11.913908          493,998     0.00%       19.14%

   Nationwide SAT - Government Bond Fund ............       166,631         10.890820        1,814,748     0.00%        8.91%

   Nationwide SAT - High Income Bond Fund ...........        79,031         10.579676          836,122     0.00%        5.80%

   Nationwide SAT - Mid Cap Index Fund ..............        26,958         11.080816          298,717     0.00%       10.81%

   Nationwide SAT - Money Market Fund ...............     2,000,515         10.527225       21,059,872     0.00%        5.27%

   Nationwide SAT - Multi Sector Bond Fund ..........        74,773         10.260092          767,178     0.00%        2.60%

   Nationwide SAT - Small Cap Value Fund ............       106,497          9.693575        1,032,337     0.00%       (3.06)%

   Nationwide SAT - Small Company Fund ..............       159,205         10.100944        1,608,121     0.00%        1.01%

   Nationwide SAT - Strategic Growth Fund ...........        36,919         11.459357          423,068     0.00%       14.59%

   Nationwide SAT - Strategic Value Fund ............        34,463         10.038994          345,974     0.00%        0.39%

   Nationwide SAT - Total Return Fund ...............       702,365         11.807411        8,293,112     0.00%       18.07%

   Neuberger & Berman AMT - Guardian Portfolio ......        55,695         13.166703          733,320     0.00%       31.67%

   Neuberger & Berman AMT -
    Mid Cap Growth Portfolio ........................        85,802         13.928381        1,195,083     0.00%       39.28%

   Neuberger & Berman AMT - Partners Portfolio ......       375,069         10.420882        3,908,550     0.00%        4.21%

   Oppenheimer Aggressive Growth Fund / VA ..........       100,709         11.236019        1,131,568     0.00%       12.36%

   Oppenheimer Capital Appreciation Fund / VA .......       164,300         12.399968        2,037,315     0.00%       24.00%

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

   Oppenheimer
    Main Street Growth & Income / VA ................       139,668         10.470163        1,462,347     0.00%        4.70%

   Van Eck WIT -
    Worldwide Emerging Markets Fund .................        43,904          6.586990          289,195     0.00%      (34.13)%

   Van Eck WIT - Worldwide Hard Assets Fund .........        22,344          6.903203          154,245     0.00%      (30.97)%

   Van Kampen LIT - Morgan Stanley
    Real Estate Securities Portfolio ................        81,141          8.837916          717,117     0.00%      (11.62)%

   Warburg Pincus Trust -
    Global Post-Venture Capital Portfolio ...........        16,634         10.651002          177,169     0.00%        6.51%

   Warburg Pincus Trust -
    Growth & Income Portfolio .......................        49,891         11.212895          559,423     0.00%       12.13%

   Warburg Pincus Trust -
    International Equity Portfolio ..................        56,767         10.534701          598,023     0.00%        5.35%

 The BEST of AMERICA(R)
 Corporate Variable Universal Life SeriesSM:

   American Century VP -
    American Century VP International ...............         3,234          9.768200           31,590     0.16%***    (3.46)%***

   American Century VP -
    American Century VP Value .......................           440          9.374321            4,125     0.23%***    (9.33)%***

   The Dreyfus Socially Responsible
    Growth Fund, Inc. ...............................           397         11.144998            4,425     0.18%***    17.07%***

   Dreyfus Stock Index Fund .........................       111,613         11.030001        1,231,092     0.24%***    15.36%***

   Dreyfus VIF - Appreciation Portfolio .............        10,106         11.025485          111,424     0.29%***    15.28%***

   Fidelity VIP -
    Equity-Income Portfolio - Service Class .........         5,995          9.906965           59,392     0.20%***    (1.39)%***

   Fidelity VIP - Growth Portfolio - Service Class ..           185         12.048634            2,229     0.26%***    30.55%***

   Fidelity VIP -
    High Income Portfolio - Service Class ...........            77          9.003329              693     0.21%***   (14.86)%***

   Fidelity VIP -
    Overseas Portfolio - Service Class ..............         3,076          9.508092           29,247     0.16%***    (7.33)%***

   Fidelity VIP-II -
    Contrafund Portfolio - Service Class ............         2,712         11.338370           30,750     0.16%***    19.95%***

   Fidelity VIP-III - Growth Opportunities Portfolio -
    Service Class ...................................         1,228         11.247664           13,812     0.18%***    18.61%***

   Nationwide SAT - Balanced Fund ...................           349         10.009481            3,493     0.21%***     0.13%***

   Nationwide SAT - Capital Appreciation Fund .......           847         11.191056            9,479     0.20%***    17.76%***

   Nationwide SAT - Equity Income Fund ..............           211         10.581467            2,233     0.22%***     8.66%***

   Nationwide SAT - Government Bond Fund ............       270,361         10.664112        2,883,160     0.23%***     9.90%***

   Nationwide SAT - High Income Bond Fund ...........        13,423         10.049520          134,895     0.15%***     0.75%***

   Nationwide SAT - Money Market Fund ...............       394,891         10.319833        4,075,209     0.13%***     4.75%***

   Nationwide SAT - Multi Sector Bond Fund ..........        15,549          9.991296          155,355     0.12%***    (0.13)%***


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                                              UNIT          CONTRACT                   TOTAL
                                                            UNITS          FAIR VALUE    OWNERS' EQUITY   EXPENSES*   RETURN**
                                                         -----------      -----------    --------------   ---------   ---------

   Nationwide SAT - Small Company Fund ..............           257          9.056852            2,328     0.20%***   (14.06)%***

   Nationwide SAT - Strategic Growth Fund ...........           477         10.521882            5,019     0.17%***     7.78%***

   Nationwide SAT - Total Return Fund ...............            70         10.144232              710     0.14%***     2.15%***

   Neuberger & Berman AMT - Guardian Portfolio ......           838          9.338993            7,826     0.15%***    (9.85)%***

   Neuberger & Berman AMT -
    Mid Cap Growth Portfolio ........................            70         11.296584              791     0.22%***    19.34%***

   Neuberger & Berman AMT - Partners Portfolio ......        26,750          9.337008          249,765     0.35%***    (9.88)%***

   Oppenheimer Aggressive Growth Fund / VA ..........         1,235          9.685930           11,962     0.19%***    (4.68)%***

   Oppenheimer Capital Appreciation Fund / VA .......           767         10.659314            8,176     0.25%***     9.82%***

   Oppenheimer
    Main Street Growth and Income / VA ..............        18,485          8.938847          165,235     0.16%***   (15.82)%***

   Warburg Pincus Trust -
    Global Post-Venture Capital Portfolio ...........           985          9.065227            8,929     0.15%***   (13.94)%***

   Warburg Pincus Trust -
    Growth & Income Portfolio .......................        16,145          9.941469          160,505     0.18%***    (0.88)%***
                                                          =========        =========
                                                                                          $107,989,704
                                                                                          ============






* This represents expenses as a percentage of the average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the annual total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

*** Annualized as this investment option was not utilized for the entire period indicated.

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 2000 and 1999, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.




KPMG LLP


January 26, 2001

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                                   December 31,
                                                                                        ------------------------------------
                                                                                              2000               1999
============================================================================================================================
                                        ASSETS
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                              $ 15,443.0          $ 15,294.0
    Equity securities                                                                           109.0                92.9
  Mortgage loans on real estate, net                                                          6,168.3             5,786.3
  Real estate, net                                                                              310.7               254.8
  Policy loans                                                                                  562.6               519.6
  Other long-term investments                                                                   101.8                73.8
  Short-term investments                                                                        442.6               416.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                             23,138.0            22,437.4
----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                             18.4                 4.8
Accrued investment income                                                                       251.4               238.6
Deferred policy acquisition costs                                                             2,865.6             2,554.1
Other assets                                                                                    396.7               305.9
Assets held in separate accounts                                                             65,897.2            67,135.1
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 92,567.3          $ 92,675.9
============================================================================================================================

                         LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                          $ 22,183.6          $ 21,861.6
Short-term borrowings                                                                           118.7                 -
Other liabilities                                                                             1,164.9               914.2
Liabilities related to separate accounts                                                     65,897.2            67,135.1
----------------------------------------------------------------------------------------------------------------------------
                                                                                             89,364.4            89,910.9
----------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies (notes 9 and 14)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                                     3.8                 3.8
  Additional paid-in capital                                                                    646.1               766.1
  Retained earnings                                                                           2,436.3             2,011.0
  Accumulated other comprehensive income (loss)                                                 116.7               (15.9)
----------------------------------------------------------------------------------------------------------------------------
                                                                                              3,202.9             2,765.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 92,567.3          $ 92,675.9
============================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)


                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  2000            1999           1998
===========================================================================================================================
Revenues:
  Policy charges                                                               $ 1,091.4       $   895.5      $   698.9
  Life insurance premiums                                                          240.0           220.8          200.0
  Net investment income                                                          1,654.9         1,520.8        1,481.6
  Realized (losses) gains on investments                                           (19.4)          (11.6)          28.4
  Other                                                                             17.0            66.1           66.8
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,983.9         2,691.6        2,475.7
---------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
  Interest credited to policyholder account balances                             1,182.4         1,096.3        1,069.0
  Other benefits and claims                                                        241.6           210.4          175.8
  Policyholder dividends on participating policies                                  44.5            42.4           39.6
  Amortization of deferred policy acquisition costs                                352.1           272.6          214.5
  Interest expense on short-term borrowings                                          1.3             -              -
  Other operating expenses                                                         479.0           463.4          419.7
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,300.9         2,085.1        1,918.6
---------------------------------------------------------------------------------------------------------------------------

    Income before federal income tax expense                                       683.0           606.5          557.1
Federal income tax expense                                                         207.7           201.4          190.4
---------------------------------------------------------------------------------------------------------------------------

    Net income                                                                 $   475.3       $   405.1      $   366.7
===========================================================================================================================

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 2000, 1999 and 1998
                                  (in millions)


                                                                                          Accumulated
                                                           Additional                        other            Total
                                                Common       paid-in       Retained      comprehensive    shareholder's
                                                 stock       capital       earnings      income (loss)        equity
=========================================================================================================================
December 31, 1997                                $ 3.8       $ 914.7      $ 1,312.3         $ 247.1         $ 2,477.9

Comprehensive income:
    Net income                                     -             -            366.7             -               366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                     -             -              -              28.5              28.5
                                                                                                          ---------------
  Total comprehensive income                                                                                    395.2
                                                                                                          ---------------
Dividend to shareholder                            -             -           (100.0)            -              (100.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                  3.8         914.7        1,579.0           275.6           2,773.1
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            405.1             -               405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                     -             -              -            (315.0)           (315.0)
                                                                                                          ---------------
  Total comprehensive income                                                                                     90.1
                                                                                                          ---------------
Capital contribution                               -            26.4           87.9            23.5             137.8
Return of capital to shareholder                   -          (175.0)           -               -              (175.0)
Dividends to shareholder                           -             -            (61.0)            -               (61.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 1999                                  3.8         766.1        2,011.0           (15.9)          2,765.0
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            475.3             -               475.3
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                     -             -              -             132.6             132.6
                                                                                                          ---------------
  Total comprehensive income                                                                                    607.9
                                                                                                          ---------------
Return of capital to shareholder                   -          (120.0)           -               -              (120.0)
Dividends to shareholder                           -             -           (50.0)             -               (50.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 2000                                $ 3.8       $ 646.1      $ 2,436.3         $ 116.7         $ 3,202.9
=========================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)


                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                     2000           1999            1998
==============================================================================================================================
Cash flows from operating activities:
  Net income                                                                     $    475.3     $    405.1      $    366.7
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                            1,182.4        1,096.3         1,069.0
      Capitalization of deferred policy acquisition costs                            (778.9)        (637.0)         (584.2)
      Amortization of deferred policy acquisition costs                               352.1          272.6           214.5
      Amortization and depreciation                                                   (12.7)           2.4            (8.5)
      Realized losses (gains) on invested assets, net                                  19.4           11.6           (28.4)
      Increase in accrued investment income                                           (12.8)          (7.9)           (8.2)
     (Increase) decrease in other assets                                              (92.0)         122.9            16.4
      Decrease in policy liabilities                                                   (0.3)         (20.9)           (8.3)
      Increase (decrease) in other liabilities                                        229.3          149.7           (34.8)
      Other, net                                                                       22.3           (8.6)          (11.3)
------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by operating activities                                   1,384.1        1,386.2           982.9
------------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                           2,988.7        2,307.9         1,557.0
  Proceeds from sale of securities available-for-sale                                 602.0          513.1           610.5
  Proceeds from repayments of mortgage loans on real estate                           911.7          696.7           678.2
  Proceeds from sale of real estate                                                    18.7            5.7           103.8
  Proceeds from repayments of policy loans and sale of other invested assets           79.3           40.9            23.6
  Cost of securities available-for-sale acquired                                   (3,475.5)      (3,724.9)       (3,182.8)
  Cost of mortgage loans on real estate acquired                                   (1,318.0)        (971.4)         (829.1)
  Cost of real estate acquired                                                         (7.1)         (14.2)           (0.8)
  Short-term investments, net                                                         (26.6)         (27.5)           69.3
  Other, net                                                                         (182.3)        (110.9)          (88.4)
------------------------------------------------------------------------------------------------------------------------------
        Net cash used in investing activities                                        (409.1)      (1,284.6)       (1,058.7)
------------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
  Capital returned to shareholder                                                    (120.0)        (175.0)            -
  Net proceeds from issuance of short-term borrowings (commercial paper)              118.7            -               -
  Cash dividends paid                                                                (100.0)         (13.5)         (100.0)
  Increase in investment product and universal life insurance
    product account balances                                                        4,517.0        3,799.4         2,682.1
  Decrease in investment product and universal life insurance
    product account balances                                                       (5,377.1)      (3,711.1)       (2,678.5)
------------------------------------------------------------------------------------------------------------------------------
        Net cash used in financing activities                                        (961.4)        (100.2)          (96.4)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                        13.6            1.4          (172.2)

Cash, beginning of year                                                                 4.8            3.4           175.6
------------------------------------------------------------------------------------------------------------------------------
Cash, end of year                                                                $     18.4     $      4.8      $      3.4
==============================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998


(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of long-term savings and retirement products in the United States and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans and other investment products sold to institutions and life insurance. NLIC markets its products through a broad network of distribution channels, including independent broker/dealers, national and regional brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions and Nationwide agents.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., and Nationwide Investment Services Corporation.


(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments, the liability for future policy benefits and claims and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  CONSOLIDATION POLICY

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (b)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  REVENUES AND BENEFITS

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

         (d)  DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  SEPARATE ACCOUNTS

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $1.12 billion and $915.4 million of separate account assets at December 31, 2000 and 1999, respectively, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  FUTURE POLICY BENEFITS

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

         (g)  PARTICIPATING BUSINESS

              Participating business represents approximately 21% in 2000 (29% in 1999 and 40% in 1998) of the Company's life insurance in force, 66% in 2000 (69% in 1999 and 74% in 1998) of the number of life insurance policies in force, and 8% in 2000 (13% in 1999 and 14% in 1998) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  FEDERAL INCOME TAX

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of NFS. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  REINSURANCE CEDED

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (j)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS
              133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, is effective for the Company as of January 1, 2001.

              SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

              As of January 1, 2001, the Company had $755.4 million notional amount of freestanding derivatives with a market value of ($7.0) million. All other derivatives qualified for hedge accounting under SFAS 133. Adoption of SFAS 133 will result in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) will be recorded in accumulated other comprehensive income at January 1, 2001. The adoption of SFAS 133 will result in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million. Further, the adoption of SFAS 133 will result in the Company reporting total derivative instrument assets and liabilities of $44.8 million and $107.1 million, respectively.

              Also, the Company expects that the adoption of SFAS 133 will increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

         (k)  RECLASSIFICATION
              Certain items in the 1999 and 1998 consolidated financial statements have been reclassified to conform to the 2000 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

             Notes to Consolidated Financial Statements, Continued



(3)      INVESTMENTS

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2000 and 1999 were:

                                                                                          Gross         Gross
                                                                         Amortized      unrealized    unrealized     Estimated
         (in millions)                                                      cost          gains         losses       fair value
         =========================================================================================================================
         December 31, 2000
         Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                       $    277.5      $  33.4       $   0.1       $    310.8
             Obligations of states and political subdivisions                    8.6          0.2           -                8.8
             Debt securities issued by foreign governments                      94.1          1.5           0.1             95.5
             Corporate securities                                            9,758.3        235.0         135.1          9,858.2
             Mortgage-backed securities - U.S. Government backed             2,719.1         46.1           3.8          2,761.4
             Asset-backed securities                                         2,388.2         36.3          16.2          2,408.3
         -------------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                            15,245.8        352.5         155.3         15,443.0
           Equity securities                                                   103.5          9.5           4.0            109.0
         -------------------------------------------------------------------------------------------------------------------------
                                                                          $ 15,349.3      $ 362.0       $ 159.3       $ 15,552.0
         =========================================================================================================================

         December 31, 1999
         Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                     $      428.4     $   23.4     $     2.4     $      449.4
             Obligations of states and political subdivisions                    0.8          -             -                0.8
             Debt securities issued by foreign governments                     110.6          0.6           0.8            110.4
             Corporate securities                                            9,390.4        110.3         179.9          9,320.8
             Mortgage-backed securities - U.S. Government backed             3,423.1         25.8          30.3          3,418.6
             Asset-backed securities                                         2,024.0          8.6          38.6          1,994.0
         -------------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                            15,377.3        168.7         252.0         15,294.0
           Equity securities                                                    84.9         12.4           4.4             92.9
         -------------------------------------------------------------------------------------------------------------------------
                                                                          $ 15,462.2      $ 181.1       $ 256.4       $ 15,386.9
         =========================================================================================================================

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2000, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



                                                                                Amortized            Estimated
         (in millions)                                                             cost             fair value
         ===========================================================================================================
         Fixed maturity securities available for sale:
          Due in one year or less                                               $  1,288.7         $  1,287.0
          Due after one year through five years                                    4,577.9            4,572.4
          Due after five years through ten years                                   3,071.3            3,136.6
          Due after ten years                                                      1,200.6            1,277.3
         -----------------------------------------------------------------------------------------------------------
                                                                                  10,138.5           10,273.3
           Mortgage-backed securities                                              2,719.1            2,761.4
           Asset-backed securities                                                 2,388.2            2,408.3
         -----------------------------------------------------------------------------------------------------------
                                                                                $ 15,245.8         $ 15,443.0
         ===========================================================================================================

         The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of each December 31:

         (in millions)
                                                                                      2000           1999
         ===========================================================================================================

          Gross unrealized gains (losses)                                       $    202.7      $    (75.3)
          Adjustment to deferred policy acquisition costs                            (23.2)           50.9
          Deferred federal income tax                                                (62.8)            8.5
         -----------------------------------------------------------------------------------------------------------
                                                                                $    116.7      $    (15.9)
         ===========================================================================================================

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale for the years ended December 31:

         (in millions)                                                      2000            1999             1998
         ===========================================================================================================
         Securities available-for-sale:
           Fixed maturity securities                                       $ 280.5        $ (607.1)         $ 52.6
           Equity securities                                                  (2.5)           (8.8)            4.2
         -----------------------------------------------------------------------------------------------------------
                                                                           $ 278.0        $ (615.9)         $ 56.8
         ===========================================================================================================

         Proceeds from the sale of securities available-for-sale during 2000, 1999 and 1998 were $602.0 million, $513.1 million and $610.5 million, respectively. During 2000, gross gains of $12.1 million ($10.4 million and $9.0 million in 1999 and 1998, respectively) and gross losses of $25.6 million ($28.0 million and $7.6 million in 1999 and 1998, respectively) were realized on those sales.

         The Company had $13.0 million and $15.6 million of real estate investments at December 31, 2000 and 1999, respectively, that were non-income producing the preceding twelve months.

         Real estate is presented at cost less accumulated depreciation of $25.7 million as of December 31, 2000 ($24.8 million as of December 31, 1999) and valuation allowances of $5.2 million as of December 31, 2000 ($5.5 million as of December 31, 1999).

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The recorded investment of mortgage loans on real estate considered to be impaired was $9.8 million as of December 31, 2000 ($3.7 million as of December 31, 1999), which includes $5.3 million (none as of December 31, 1999) of impaired mortgage loans on real estate for which the related valuation allowance was $1.6 million (none as of December 31, 1999) and $4.5 million ($3.7 million as of December 31, 1999) of impaired mortgage loans on real estate for which there was no valuation allowance. During 2000, the average recorded investment in impaired mortgage loans on real estate was $7.7 million ($3.7 million in 1999) and interest income recognized on those loans totaled $0.4 million in 2000 (none in 1999) which is equal to interest income recognized using a cash-basis method of income recognition.

         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Allowance, beginning of year                                   $  44.4          $ 42.4          $ 42.5
           Additions (reductions) charged to operations                     4.1             0.7            (0.1)
           Direct write-downs charged against the allowance                (3.2)            --              --
           Allowance on acquired mortgage loans                              --             1.3             --
         -----------------------------------------------------------------------------------------------------------
              Allowance, end of year                                    $  45.3          $ 44.4          $ 42.4
         ===========================================================================================================

         An analysis of investment income by investment type follows for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Gross investment income:
           Securities available-for-sale:
             Fixed maturity securities                                 $ 1,095.5       $ 1,031.3      $    982.5
             Equity securities                                               2.6             2.5             0.8
           Mortgage loans on real estate                                   494.5           460.4           458.9
           Real estate                                                      32.2            28.8            40.4
           Short-term investments                                           27.0            18.6            17.8
           Other                                                            53.2            26.5            30.7
         -----------------------------------------------------------------------------------------------------------
               Total investment income                                   1,705.0         1,568.1         1,531.1
         Less investment expenses                                           50.1            47.3            49.5
         -----------------------------------------------------------------------------------------------------------
               Net investment income                                   $ 1,654.9       $ 1,520.8       $ 1,481.6
         ===========================================================================================================

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================

         Securities available-for-sale:
           Fixed maturity securities                                     $ (18.2)        $ (25.0)        $  (0.7)
           Equity securities                                                 4.7             7.4             2.1
         Mortgage loans on real estate                                      (4.2)           (0.6)            3.9
         Real estate and other                                              (1.7)            6.6            23.1
         -----------------------------------------------------------------------------------------------------------
                                                                         $ (19.4)        $ (11.6)         $ 28.4
         ===========================================================================================================

         Fixed maturity securities with an amortized cost of $12.8 million and $9.1 million were on deposit with various regulatory agencies as required by law as of December 31, 2000 and 1999, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(4)      SHORT-TERM BORROWINGS

         NLIC established a $300 million commercial paper program in October 2000. Borrowings under the commercial paper program are unsecured and are issued for terms of 364 days or less. As of December 31, 2000 the Company had $118.7 million of commercial paper outstanding at an average effective rate of 6.48%. See also note 13.

(5)      DERIVATIVE FINANCIAL INSTRUMENTS

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate and foreign currency swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges. See note 2 (j) regarding accounting for derivatives under SFAS 133 effective January 1, 2001.

         Interest rate swaps are primarily used to convert specific investment securities and interest bearing policy liabilities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Currently, changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale and cross currency swaps hedging foreign denominated debt instruments, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific policy liabilities and investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The notional amount of derivative financial instruments outstanding as of December 31, 2000 and 1999 were as follows:


         (in millions )                                                                   2000            1999
         ===========================================================================================================
          Interest rate swaps
            Pay fixed/receive variable rate swaps hedging investments                  $    934.8       $  362.7
            Pay variable/receive fixed rate swaps hedging investments                        98.8           28.5
            Pay variable/receive variable rate swaps hedging investments                    184.0            9.0
            Other contracts hedging investments                                              20.4           10.1
            Pay variable/receive fixed rate swaps hedging liabilities                       965.3          577.2
            Pay variable/receive variable rate swaps hedging liabilities                    546.9           --

         Foreign currency swaps
             Hedging foreign currency denominated investments                          $     30.5       $   14.8
             Hedging foreign currency denominated liabilities                             1,542.2          577.2

         Interest rate futures contracts                                               $  5,659.8       $  781.6
         -----------------------------------------------------------------------------------------------------------



(6)      FEDERAL INCOME TAX

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2000 and 1999 were as follows:

         (in millions)                                                                    2000            1999
         ===========================================================================================================

         Deferred tax assets:
           Fixed maturity securities                                                   $   --           $    5.3
           Future policy benefits                                                          34.7            149.5
           Liabilities in separate accounts                                               462.7            373.6
           Mortgage loans on real estate and real estate                                   18.8             18.5
           Other assets and other liabilities                                              40.3             51.1
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax assets                                              556.5            598.0
           Valuation allowance                                                             (7.0)            (7.0)
         -----------------------------------------------------------------------------------------------------------
             Net deferred tax assets                                                      549.5            591.0
         -----------------------------------------------------------------------------------------------------------

         Deferred tax liabilities:
           Fixed maturity securities                                                       98.8             --
           Equity securities and other long-term investments                                6.4             10.8
           Deferred policy acquisition costs                                              783.7            724.4
           Deferred tax on realized investment gains                                       29.0             34.7
           Other                                                                           38.1             26.5
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax liabilities                                         956.0            796.4
         -----------------------------------------------------------------------------------------------------------
             Net deferred tax liability                                                $  406.5         $  205.4
         ===========================================================================================================

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for the years ended December 31, 2000, 1999 and 1998.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company's current federal income tax liability was $108.9 million and $104.7 million as of December 31, 2000 and 1999, respectively.

         Federal income tax expense for the years ended December 31 was as follows:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Currently payable                                              $   78.0        $   53.6         $ 186.1
         Deferred tax expense                                              129.7           147.8             4.3
         -----------------------------------------------------------------------------------------------------------
                                                                         $ 207.7         $ 201.4         $ 190.4
         ===========================================================================================================

         Total federal income tax expense for the years ended December 31, 2000, 1999 and 1998 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                           2000                     1999                     1998
                                                   ----------------------   ----------------------   ----------------------
         (in millions)                                Amount        %          Amount        %          Amount        %
         ==================================================================================================================
         Computed (expected) tax expense               $239.1      35.0         $212.3      35.0         $195.0      35.0
         Tax exempt interest and dividends
           received deduction                           (24.7)     (3.6)          (7.3)     (1.2)          (4.9)     (0.9)
         Income tax credits                              (8.0)     (1.2)          (4.3)     (0.7)           -         -
         Other, net                                       1.3       0.2            0.7       0.1            0.3       0.1
         ------------------------------------------------------------------------------------------------------------------
             Total (effective rate of each year)       $207.7      30.4         $201.4      33.2         $190.4      34.2
         ==================================================================================================================

         Total federal income tax paid was $74.6 million, $29.8 million and $173.4 million during the years ended December 31, 2000, 1999 and 1998, respectively.

(7)      COMPREHENSIVE INCOME

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts for the years ended December 31, 2000, 1999 and 1998 were as follows:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Unrealized gains (losses) on securities available-for-sale arising during the period:
            Gross                                                        $ 264.5        $ (665.3)         $ 58.2
            Adjustment to deferred policy acquisition costs                (74.0)          167.5           (12.9)
            Related federal income tax (expense) benefit                   (66.7)          171.4           (15.9)
         -----------------------------------------------------------------------------------------------------------
               Net                                                         123.8          (326.4)           29.4
         -----------------------------------------------------------------------------------------------------------

         Reclassification adjustment for net (gains) losses on securities available-for-sale realized during the period:
            Gross                                                           13.5            17.6            (1.4)
            Related federal income tax expense (benefit)                    (4.7)           (6.2)            0.5
         -----------------------------------------------------------------------------------------------------------
               Net                                                           8.8            11.4            (0.9)
         -----------------------------------------------------------------------------------------------------------
         Total Other Comprehensive Income (Loss)                         $ 132.6        $ (315.0)         $ 28.5
         ===========================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(8)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The Company in estimating its fair value disclosures used the following methods and assumptions:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

              MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for impaired mortgage loans is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              SHORT-TERM BORROWINGS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 9.

              FUTURES CONTRACTS: The fair value for futures contracts is based on quoted market prices.

              INTEREST RATE AND FOREIGN CURRENCY SWAPS: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                    2000                             1999
                                                       -------------------------------  -------------------------------
                                                          Carrying       Estimated         Carrying       Estimated
         (in millions)                                     amount        fair value         amount        fair value
         ==============================================================================================================
         Assets:
           Investments:
             Securities available-for-sale:
               Fixed maturity securities                 $ 15,451.3      $ 15,451.3       $ 15,289.7      $ 15,289.7
               Equity securities                              109.0           109.0             92.9            92.9
             Mortgage loans on real estate, net             6,168.3         6,327.8          5,786.3         5,745.5
             Policy loans                                     562.6           562.6            519.6           519.6
             Short-term investments                           442.6           442.6            416.0           416.0
           Cash                                                18.4            18.4              4.8             4.8
           Assets held in separate accounts                65,897.2        65,897.2         67,135.1        67,135.1

         Liabilities:
           Investment contracts                           (16,815.3)      (15,979.8)       (16,977.7)      (16,428.6)
           Policy reserves on life insurance contracts     (5,368.4)       (5,128.5)        (4,883.9)       (4,607.9)
           Short-term borrowings                             (118.7)         (118.7)             --              --
           Liabilities related to separate accounts       (65,897.2)      (64,237.6)       (67,135.1)      (66,318.7)

         Derivative financial instruments:
           Interest rate swaps hedging assets                  (8.3)           (8.3)             4.3             4.3
           Interest rate swaps hedging liabilities            (26.2)          (32.2)           (11.5)          (24.2)
           Foreign currency swaps                             (24.3)          (30.9)           (11.8)          (11.8)
           Futures contracts                                  (16.0)          (16.0)             1.3             1.3
         --------------------------------------------------------------------------------------------------------------

(9)      RISK DISCLOSURES

              The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $360.6 million extending into 2001 were outstanding as of December 31, 2000. The Company also had $55.6 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2000.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2000, NLIC's credit risk from these derivative financial instruments was $44.8 million.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 22% (23% in 1999) in any geographic area and no more than 1% (2% in 1999) with any one borrower as of December 31, 2000. As of December 31, 2000, 36% (39% in 1999) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         REINSURANCE: The Company has entered into reinsurance contracts to cede a portion of its individual annuity business to The Franklin Life Insurance Company (Franklin) and beginning in 2000 with Security Benefit Life Insurance Company (SBL). Total recoveries due from Franklin were $97.7 million and $143.6 million as of December 31, 2000 and 1999, respectively, while amounts due from SBL totaled $45.4 million at December 31, 2000. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin and SBL have each established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% and 100% of the reinsured reserves for Franklin and SBL, respectively.

(10)     PENSION PLAN AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Pension cost (benefit) charged to operations by the Company during the years ended December 31, 2000, 1999 and 1998 were $1.9 million, $(8.3) million and $2.0 million, respectively. The Company has recorded a prepaid pension asset of $13.6 million and $13.3 million as of December 31, 2000 and 1999, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 2000 and 1999 was $51.0 million and $49.6 million, respectively and the net periodic postretirement benefit cost (NPPBC) for 2000, 1999 and 1998 was $3.8 million, $4.9 million and $4.1 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2000 and 1999 follows:

                                                                        Pension Benefits          Postretirement Benefits
                                                                   ----------------------------  ---------------------------
         (in millions)                                                   2000         1999            2000          1999
         ===================================================================================================================
         Change in benefit obligation:
         Benefit obligation at beginning of year                     $ 1,811.4     $ 2,185.0      $    239.8    $    270.1
         Service cost                                                     81.4          80.0            12.2          14.2
         Interest cost                                                   125.3         109.9            18.7          17.6
         Actuarial loss (gain)                                            34.8         (95.0)           16.1         (64.4)
         Plan settlement                                                   --         (396.1)            --           --
         Benefits paid                                                   (71.2)        (72.4)          (10.4)        (11.0)
         Acquired companies                                                --            --              --           13.3
         -------------------------------------------------------------------------------------------------------------------
         Benefit obligation at end of year                             1,981.7       1,811.4           276.4         239.8
         -------------------------------------------------------------------------------------------------------------------

         Change in plan assets:
         Fair value of plan assets at beginning of year                2,247.6       2,541.9            91.3          77.9
         Actual return on plan assets                                    140.9         161.8            12.2           3.5
         Employer contribution                                             --           12.4            26.3          20.9
         Plan curtailment in 2000/settlement in 1999                      19.8        (396.1)            --            --
         Benefits paid                                                   (71.2)        (72.4)          (10.4)        (11.0)
         -------------------------------------------------------------------------------------------------------------------
         Fair value of plan assets at end of year                      2,337.1       2,247.6           119.4          91.3
         -------------------------------------------------------------------------------------------------------------------

         Funded status                                                   355.4         436.2          (157.0)       (148.5)
         Unrecognized prior service cost                                  25.0          28.2             --            --
         Unrecognized net gains                                         (311.7)       (402.0)          (34.1)        (46.7)
         Unrecognized net (asset) obligation at transition                (6.4)         (7.7)            1.0           1.1
         -------------------------------------------------------------------------------------------------------------------
         Prepaid (accrued) benefit cost                              $    62.3     $    54.7      $   (190.1)   $   (194.1)
         ===================================================================================================================

         Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                       Pension Benefits          Postretirement Benefits
                                                                  ---------------------------   ---------------------------
                                                                      2000          1999            2000          1999
        ===================================================================================================================

        Weighted average discount rate                               6.75%         7.00%             7.50%         7.80%
        Rate of increase in future compensation levels               5.00%         5.25%              --            --
        Assumed health care cost trend rate:
              Initial rate                                             --            --             15.00%        15.00%
              Ultimate rate                                            --            --              5.50%        5.50%
              Uniform declining period                                 --            --             5 Years       5 Years
        -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2000, 1999 and 1998 were as follows:

         (in millions)                                                  2000            1999            1998
         =========================================================================================================

         Service cost (benefits earned during the period)              $    81.4        $   80.0        $   87.6
         Interest cost on projected benefit obligation                     125.3           109.9           123.4
         Expected return on plan assets                                   (184.5)         (160.3)         (159.0)
         Recognized gains                                                  (11.8)           (9.1)           (3.8)
         Amortization of prior service cost                                  3.2             3.2             3.2
         Amortization of unrecognized transition obligation (asset)         (1.3)           (1.4)            4.2
         ---------------------------------------------------------------------------------------------------------
                                                                       $    12.3        $   22.3        $   55.6
         =========================================================================================================

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide and employees of WSC ended participation in the plan resulting in a curtailment gain of $67.1 million. During 1999, the Plan transferred assets to settle its obligation related to WSC employees, resulting in a gain of $32.9 million. The spin-off of liabilities and assets was completed in the year 2000, resulting in an adjustment to the curtailment gain of $19.8 million.

         Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                                                    2000          1999          1998
         ================================================================================================================

         Weighted average discount rate                                             7.00%         6.08%         6.00%
         Rate of increase in future compensation levels                             5.25%         4.33%         4.25%
         Expected long-term rate of return on plan assets                           8.25%         7.33%         7.25%
         ----------------------------------------------------------------------------------------------------------------

         The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2000,
         1999 and 1998 were as follows:


         (in millions)                                                              2000          1999          1998
         ================================================================================================================
         Service cost (benefits attributed to employee service during the year)     $ 12.2        $ 14.2       $   9.8
         Interest cost on accumulated postretirement benefit obligation               18.7          17.6          15.4
         Expected return on plan assets                                               (7.9)         (4.8)         (4.4)
         Amortization of unrecognized transition obligation of affiliates              0.6           0.6           0.2
         Net amortization and deferral                                                (1.3)         (0.5)          0.6
         ----------------------------------------------------------------------------------------------------------------
                                                                                    $ 22.3        $ 27.1        $ 21.6
         ================================================================================================================


         Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2000, 1999 and 1998 were as follows:

                                                                                    2000          1999          1998
         ================================================================================================================

         Discount rate                                                              7.80%         6.65%         6.70%
         Long-term rate of return on plan assets, net of tax in 1999 and 1998       8.30%         7.15%         5.83%
         Assumed health care cost trend rate:
            Initial rate                                                           15.00%        15.00%        12.00%
            Ultimate rate                                                           5.50%         5.50%         6.00%
            Uniform declining period                                               5 Years       5 Years      12 Years
         ----------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2000 and on the NPPBC for the year ended December 31, 2000 was not calculated.

(11) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 2000, 1999 and 1998 was $1.28 billion, $1.35 billion and $1.32 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2000, 1999 and 1998 was $158.7 million, $276.2 million and $171.0 million, respectively.

         The NAIC completed a project to codify statutory accounting principles (Codification), which is effective January 1, 2001 for NLIC and its insurance company subsidiary. The resulting change to NLIC's January 1, 2001 surplus was an increase of approximately $80.0 million. The significant change for NLIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2000 no dividends could be paid by NLIC without prior approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(12)     TRANSACTIONS WITH AFFILIATES

         During second quarter 1999, the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to net income in 1999.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 2000, 1999 and 1998 were $170.1 million, $193.0 million, and $216.9 million, respectively, while benefits, claims and expenses ceded were $168.0 million, $197.3 million and $259.3 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2000, 1999 and 1998, the Company made payments to NMIC and Nationwide Services Company totaling $150.3 million, $124.1 million, and $95.0 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2000, 1999 and 1998, the Company made lease payments to NMIC and its subsidiaries of $14.1 million, $9.9 million and $8.0 million, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus a price differential. Transactions under the agreements during 2000, 1999 and 1998 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $321.1 million and $411.7 million as of December 31, 2000 and 1999, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 2000 were $65.0 million, $79.7 million and $74.9 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(13)     BANK LINES OF CREDIT

         Also available as a source of funds to the Company is a $1 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five year $700 million agreement and a 364 day $300 million agreement with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that NLIC maintain statutory surplus in excess of $935 million. The Company had no amounts outstanding under this agreement as of December 31, 2000. Of the total facility, $300 million is designated to back NLIC's $300 million commercial paper program. Therefore, borrowing capacity under this facility would be reduced by the amount of any commercial paper outstanding.

(14)     CONTINGENCIES

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(15)     SEGMENT INFORMATION

         The Company has redefined its business segments in order to align this disclosure with the way management currently views its core operations. This updated view better reflects the different economics of the Company's various businesses and also aligns well with the current market focus. As a result, the Company now reports three product segments: Individual Annuity, Institutional Products and Life Insurance. In addition, the Company reports certain other revenues and expenses in a Corporate segment. All 1999 and 1998 amounts have been restated to reflect the new business segments.

         The Individual Annuity segment consists of both variable and fixed annuity contracts. Individual annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for a prescribed period. The Company's individual annuity products consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities.

         The Institutional Products segment is comprised of the Company's group pension and payroll deduction business, both public and private sectors, and medium-term note program. The public sector includes the 457 business in the form of fixed and variable annuities. The private sector includes the 401(k) business generated through fixed and variable annuities.

         The Life Insurance segment consists of insurance products, including universal life insurance, corporate-owned life insurance and bank-owned life insurance products, which provide a death benefit and also allow the customer to build cash value on a tax-advantaged basis.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, certain revenues and expenses of the Company's investment advisory and broker/dealer subsidiary, unallocated expenses and interest expense on short-term borrowings. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments in the Corporate segment.

         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 2000, 1999 and 1998.

                                                          Individual    Institutional      Life
         (in millions)                                      Annuity       Products       Insurance   Corporate     Total
         ===================================================================================================================
         2000:
         Net investment income                            $   483.2     $   827.4     $   289.2    $    55.1     $ 1,654.9
         Other operating revenue                              625.9         251.6         453.9         17.0       1,348.4
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                      1,109.1       1,079.0         743.1         72.1       3,003.3
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                  396.4         628.8         157.2         --         1,182.4
         Amortization of deferred policy
            acquisition costs                                 238.7          49.2          64.2         --           352.1
         Interest expense on short-term
            borrowings                                         --            --            --            1.3           1.3
         Other benefits and expenses                          192.3         170.3         368.8         33.7         765.1
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                    827.4         848.3         590.2         35.0       2,300.9
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax                                281.7         230.7         152.9         37.1         702.4
         Realized losses on investments                        --            --            --          (19.4)        (19.4)
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                            $   281.7     $   230.7     $   152.9    $    17.7     $   683.0
         ===================================================================================================================

         Assets as of year end                            $45,422.5     $37,217.3     $ 8,103.3    $ 1,824.2     $92,567.3
         -------------------------------------------------------------------------------------------------------------------

         1999:
         Net investment income                            $   458.9     $   771.2     $   253.1    $    37.6     $ 1,520.8
         Other operating revenue                              511.4         211.9         393.0         66.1       1,182.4
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                        970.3         983.1         646.1        103.7       2,703.2
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                  384.9         580.9         130.5         --         1,096.3
         Amortization of deferred policy
            acquisition costs                                 170.9          41.6          60.1         --           272.6
         Other benefits and expenses                          155.3         142.8         334.7         83.4         716.2
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                    711.1         765.3         525.3         83.4       2,085.1
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax                                259.2         217.8         120.8         20.3         618.1
         Realized losses on investments                        --            --            --          (11.6)        (11.6)
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                            $   259.2     $   217.8     $   120.8    $     8.7     $   606.5
         ===================================================================================================================

         Assets as of year end                            $45,667.8     $39,045.1     $ 6,616.7    $ 1,346.3     $92,675.9
         -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


                                                            Individual    Institutional     Life
         (in millions)                                        Annuity        Products     Insurance   Corporate     Total
         ===================================================================================================================
         1998:
         Net investment income                              $   431.7     $   784.7     $   225.6    $    39.6    $ 1,481.6
         Other operating revenue                                412.6         167.8         318.5         66.8        965.7
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                          844.3         952.5         544.1        106.4      2,447.3
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                    357.9         595.7         115.4         --        1,069.0
         Amortization of deferred policy
            acquisition costs                                   129.2          38.9          46.4         --          214.5
         Other benefits and expenses                            125.7         137.5         293.5         78.4        635.1
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                      612.8         772.1         455.3         78.4      1,918.6
         -------------------------------------------------------------------------------------------------------------------
         Operating income before federal
             income tax                                         231.5         180.4          88.8         28.0        528.7
         Realized gains on investments                           --            --            --           28.4         28.4
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                              $   231.5     $   180.4     $    88.8    $    56.4    $   557.1
         ===================================================================================================================

         Assets as of year end                              $36,641.8     $30,618.4     $ 5,187.6    $ 1,894.3    $74,342.1
         -------------------------------------------------------------------------------------------------------------------

         ----------
         1     Excludes net realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

                      PART II - OTHER INFORMATION

CONTENTS OF REGISTRATION STATEMENT


This Post-Effective Amendment No. 10 to Form S-6 Registration Statement comprises the following papers and documents:


       -      The facing sheet.

       -      Cross-reference to items required by Form N-8B-2.


       -      The prospectus consisting of 143 pages.


       -      Representations and Undertakings.

       -      Signatures.

       -      Independent Auditors' Consent

The following exhibits required by Forms N-8B-2 and S-6:


1.   Power of Attorney dated April 4, 2001.            Attached hereto.

2.   Resolution of the Depositor's Board of            Filed previously in connection with Securities and Exchange
     Directors authorizing the establishment of        Commission File No. 333-31725 and is hereby incorporated by
     the Registrant, adopted                           reference.

3.   Distribution Contracts                            Filed previously in connection with Securities and Exchange
                                                       Commission File No. 333-27133 and is hereby incorporated by reference.

4.   Form of Security                                  Filed previously in connection with Securities and Exchange
                                                       Commission File No. 333-31725 and is hereby incorporated by reference.

5.   Articles of Incorporation of Depositor            Filed previously in connection with Securities and Exchange
                                                       Commission File No. 333-27133 and is hereby incorporated by reference.

6.   Application form of Security                      Filed previously in connection with Securities and Exchange
                                                       Commission File No. 333-31725 and is hereby incorporated by reference.

7.   Opinion of Counsel                                Filed previously in connection with Securities and Exchange
                                                       Commission File No. 333-31725 and is hereby incorporated by reference.

REPRESENTATIONS AND UNDERTAKINGS

The Registrant and Nationwide hereby make the following representations and undertakings:

(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "Act"). The Registrant and Nationwide elect to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Act with respect to the policies described in the prospectus. The policies have been designed in a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T).

(b) Paragraph (b)(13)(iii)(F) of Rule 6e-3(T) is being relied on for the deduction of the mortality and expense risk charges ("risk charges") assumed by Nationwide under the policies. Naitionwide represents that the risk charges are within the range of industry practice for comparable policies and reasonable in relation to all of the risks assumed by the issuer under the policies. Actuarial memoranda demonstrating the reasonableness of these charges are maintained by Nationwide, and will be made available to the Securities and Exchange Commission (the "SEC") on request.

(c) Nationwide has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the SEC on request a memorandum setting forth the basis for this representation.

(d) Nationwide represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of Nationwide, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

(e) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the SEC such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the SEC heretofore or hereafter duly adopted pursuant to authority conferred in that section.

(f) The fees and charges deducted under the policy in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT



The Board of Directors of Nationwide Life Insurance Company and Policy Owners of Nationwide VLI Separate Account-4:





We consent to the use of our reports included herein and to the reference to our firm under the heading "Experts" in the Prospectus.



                                                                        KPMG LLP



Columbus, Ohio
April 26, 2001

                                   SIGNATURES


As required by the Securities Act of 1933, the Registrant, Nationwide VLI Separate Account-4 certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 10 and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and the State of Ohio, on this 26th day of April, 2001.


                                         NATIONWIDE VLI SEPARATE ACCOUNT-4
                                   --------------------------------------------
                                                   (Registrant)
(Seal)                                   NATIONWIDE LIFE INSURANCE COMPANY
                                   --------------------------------------------
             Attest:                               (Depositor)

By:   /s/ GLENN W. SODEN            By:         /s/STEVEN SAVINI
-------------------------------    --------------------------------------------
         Glenn W. Soden                           Steven Savini
      Assistant Secretary


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated on the 26th day of April 2001.



             SIGNATURE                                        TITLE
LEWIS J. ALPHIN                                              Director
-------------------------------------------
Lewis J. Alphin

A. I. BELL                                                   Director
-------------------------------------------
A. I. Bell

YVONNE M. CURL                                               Director
-------------------------------------------
Yvonne M. Curl

KENNETH D. DAVIS                                             Director
-------------------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                               Director
-------------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                             Director
-------------------------------------------
Willard J. Engel

FRED C. FINNEY                                               Director
-------------------------------------------
Fred C. Finney

JOSEPH J. GASPER                                   President and Chief Operating
-------------------------------------------            Officer and Director
Joseph J. Gasper

W.G. JURGENSEN                                        Chief Executive Officer
-------------------------------------------                And Director
W.G. Jurgensen

DAVID O. MILLER                                      Chairman of the Board and
-------------------------------------------                  Director
David O. Miller

RALPH M. PAIGE                                               Director
-------------------------------------------
Ralph M. Paige

JAMES F. PATTERSON                                           Director
-------------------------------------------
James F. Patterson

ARDEN L. SHISLER                                             Director                         By /s/ STEVEN SAVINI
-------------------------------------------                                        --------------------------------------------
Arden L. Shisler                                                                                 Steven Savini
                                                                                                Attorney-in-Fact
ROBERT L. STEWART                                            Director
-------------------------------------------
Robert L. Stewart

                                      147